Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	WELLS FARGO & CO/MN
Entity Central Index Key	0000072971
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		5,273,240,691
Entity Public Float			$ 147.1

Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest income
Trading assets	$ 1,440		$ 1,098		$ 918
Securities available for sale	8,475		9,666		11,319
Mortgages held for sale	1,644		1,736		1,930
Loans held for sale	58		101		183
Loans	37,247		39,760		41,589
Other interest income	548		435		335
Total interest income	49,412		52,796		56,274
Interest expense
Deposits	2,275		2,832		3,774
Short-term borrowings	80		92		222
Long-term debt	3,978		4,888		5,782
Other interest expense	316		227		172
Total interest expense	6,649		8,039		9,950
Net interest income	42,763		44,757		46,324
Provision for credit losses	7,899		15,753		21,668
Net interest income after provision for credit losses	34,864		29,004		24,656
Noninterest income
Service charges on deposit accounts	4,280		4,916		5,741
Trust and investment fees	11,304		10,934		9,735
Card fees	3,653		3,652		3,683
Other fees	4,193		3,990		3,804
Mortgage banking	7,832		9,737		12,028
Insurance	1,960		2,126		2,126
Net gains (losses) from trading activities	1,014		1,648		2,674
Net gains (losses) on debt securities available for sale	54	[1]	(324)	[1]	(127)	[1]
Net gains from equity investments	1,482	[2]	779	[2]	185	[2]
Operating leases	524		815		685
Other	1,889		2,180		1,828
Total noninterest income	38,185		40,453		42,362
Noninterest expense
Salaries	14,462		13,869		13,757
Commission and incentive compensation	8,857		8,692		8,021
Employee benefits	4,348		4,651		4,689
Equipment	2,283		2,636		2,506
Net occupancy	3,011		3,030		3,127
Core deposit and other intangibles	1,880		2,199		2,577
FDIC and other deposit assessments	1,266		1,197		1,849
Other	13,286		14,182		12,494
Total noninterest expense	49,393		50,456		49,020
Income before income tax expense	23,656		19,001		17,998
Income tax expense	7,445		6,338		5,331
Net income before noncontrolling interests	16,211		12,663		12,667
Less: Net income from noncontrolling interests	342		301		392
Wells Fargo net income	15,869		12,362		12,275
Less: Preferred stock dividends and other	844		730		4,285
Wells Fargo net income applicable to common stock	$ 15,025		$ 11,632		$ 7,990
Per share information
Earnings per common share	$ 2.85		$ 2.23		$ 1.76
Diluted earnings per common share	$ 2.82		$ 2.21		$ 1.75
Dividends declared per common share	$ 0.48		$ 0.2		$ 0.49
Average common shares outstanding	5,278.1		5,226.8		4,545.2
Diluted average common shares outstanding	5,323.4		5,263.1		4,562.7

[1]	Total other-than-temporary impairment (OTTI) losses (gains) were $349 million, $500 million and $2,352 million for the year ended December 31, 2011, 2010 and 2009, respectively. Of total OTTI, $423 million, $672 million and $1,012 million were recognized in earnings, and $(74) million, $(172) million and $1,340 million were recognized as non-credit related OTTI in other comprehensive income for the year ended December 31, 2011, 2010 and 2009, respectively.
[2]	Includes OTTI losses of $288 million, $268 million and $655 million for the year ended December 31, 2011, 2010 and 2009, respectively.

Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noninterest income
Other-than-temporary impairment losses on debt securities available for sale in earnings	$ 423	$ 672	$ 1,012
Total other-than-temporary impairment losses on debt securities available for sale recognized in earnings and other comprehensive income	349	500	2,352
Total recorded directly to OCI for non-credit-related impairment	(74)	(172)	1,340
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	$ 288	$ 268	$ 655

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and Due from Banks	$ 19,440		$ 16,044
Federal funds sold, securities purchased under resale agreements and other short-term investments	44,367		80,637
Trading assets	77,814		51,414
Securities available for sale	222,613		172,654
Mortgages held for sale (includes $44,791 and $47,531 carried at fair value)	48,357		51,763
Loans held for sale (includes $1,176 and $873 carried at fair value)	1,338		1,290
Loans (includes $5,916 and $309 carried at fair value)	769,631		757,267
Allowance for loan losses	(19,372)		(23,022)
Net loans	750,259		734,245
Mortgage servicing rights:
Measured at fair value	12,603		14,467
Amortized	1,408		1,419
Premises and equipment, net	9,531		9,644
Goodwill	25,115		24,770
Other assets	101,022		99,781
Total assets	1,313,867	[1]	1,258,128	[1]
Liabilities
Noninterest-bearing deposits	244,003		191,256
Interest-bearing deposits	676,067		656,686
Total deposits	920,070		847,942
Short-term borrowings	49,091		55,401
Accrued expenses and other liabilities	77,665		69,913
Long-term debt (includes $0 and $306 carried at fair value)	125,354		156,983
Total liabilities	1,172,180	[2]	1,130,239	[2]
Wells Fargo stockholders' equity:
Preferred stock	11,431		8,689
Common stock - $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,358,522,061 shares and 5,272,414,622 shares	8,931		8,787
Additional paid-in capital	55,957		53,426
Retained earnings	64,385		51,918
Cumulative other comprehensive income	3,207		4,738
Treasury stock - 95,910,425 shares and 10,131,394 shares	(2,744)		(487)
Unearned ESOP shares	(926)		(663)
Total Wells Fargo stockholders' equity	140,241		126,408
Noncontrolling interests	1,446		1,481
Total equity	141,687		127,889
Total liabilities and equity	$ 1,313,867		$ 1,258,128

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and Due from Banks	$ 19,440		$ 16,044
Trading assets	77,814		51,414
Securities available for sale	222,613		172,654
Mortgages held for sale	48,357		51,763
Mortgages held for sale, carried at fair value	44,791		47,531
Loans held for sale, carried at fair value	1,176		873
Loans, carried at fair value	5,916		309
Net loans	750,259		734,245
Other assets	101,022		99,781
Total assets	1,313,867	[1]	1,258,128	[1]
Liabilities
Short-term borrowings	49,091		55,401
Accrued expenses and other liabilities	77,665		69,913
Long-term debt	125,354		156,983
Long-term debt, carried at fair value	0		306
Total liabilities	1,172,180	[2]	1,130,239	[2]
Wells Fargo stockholders' equity:
Common stock, par value	$ 1.67		$ 1.67
Common stock, shares issued	5,358,522,061		5,272,414,622
Common stock, shares authorized	9,000,000,000		9,000,000,000
Treasury stock, shares	95,910,425		10,131,394
VIEs that we consolidate [Member]
Assets
Cash and Due from Banks	321		200
Trading assets	293		143
Securities available for sale	3,332		2,159
Mortgages held for sale	444		634
Net loans	11,967		16,708
Other assets	1,858		2,071
Total assets	18,215		21,915
Liabilities
Short-term borrowings	3,450		3,636
Accrued expenses and other liabilities	1,138		743
Long-term debt	4,932		8,377
Total liabilities	9,520		12,756
VIEs that we consolidate, no recourse [Member]
Liabilities
Short-term borrowings	24		7
Accrued expenses and other liabilities	175		98
Long-term debt	4,900		8,300
Total liabilities	$ 5,100		$ 8,400

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.

Consolidated Statement of Changes in Equity and Comprehensive Income In Millions, except Share data, unless otherwise specified	Total USD ($)	Total Wells Fargo stockholders' equity [Member] USD ($)	Preferred stock [Member] USD ($)	Common stock [Member] USD ($)	Additional paid-in capital [Member] USD ($)		Retained earnings [Member] USD ($)	Cumulative other comprehensive income [Member] USD ($)	Treasury stock [Member] USD ($)	Unearned ESOP shares [Member] USD ($)	Noncontrolling interests [Member] USD ($)
Beginning Balance at Dec. 31, 2007
Statement [Line Items]
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities							$ 53	$ (53)
Effect of change in accounting for noncontrolling interests	0	(3,716)			(3,716)						3,716
Ending Balance at Dec. 31, 2008	102,316	99,084	31,332	7,273	36,026		36,543	(6,869)	(4,666)	(555)	3,232
Shares, Ending Balance at Dec. 31, 2008			10,111,821	4,228,630,889
Statement [Line Items]
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities								(53)
Comprehensive income:
Net income (loss)	12,275	12,275					12,275
Net Income Attributable to Noncontrolling interests	392										392
Other comprehensive income, net of tax:
Translation adjustments, net change	66	73						73			(7)
Net unrealized gains (losses) on securities available for sale	9,811	9,806						9,806			5
Net unrealized gains (losses) on derivatives and hedging activities	(221)	(221)						(221)
Defined benefit plans adjustment	273	273						273
Total comprehensive income	22,596	22,206									390
Purchase of Prudential's noncontrolling interest	(3,060)	1,440			1,440
Cash paid for purchase of Prudential's noncontrolling interest	(4,500)										(4,500)
All other	(344)	(79)			(79)						(265)
Common stock, issued	21,976	21,976		1,470	19,111		(898)		2,293
Common stock, shares issued				953,285,636
Common stock repurchased	(220)	(220)							(220)
Common stock repurchased, shares				(8,274,015)
Preferred stock redeemed	(25,000)	(25,000)	(25,000)
Preferred stock redeemed, shares			(25,000)
Preferred stock released by ESOP	106	106			(7)					113
Preferred stock converted to common shares	0	0	(106)		(54)				160
Preferred stock converted to common shares, shares			(105,881)	4,982,083
Common stock warrants repurchased	0
Common stock dividends	(2,125)	(2,125)					(2,125)
Preferred stock dividends and accretion	(2,026)	(2,026)	2,259				(4,285)
Tax benefit upon exercise of stock options	18	18			18
Stock incentive compensation expense	245	245			245
Net change in deferred compensation and related plans	(123)	(123)			(106)				(17)
Net change	12,043	16,418	(22,847)	1,470	20,568		4,967	9,931	2,216	113	(4,375)
Net change, shares			(130,881)	949,993,704
Ending Balance at Dec. 31, 2009	114,359	111,786	8,485	8,743	52,878		41,563	3,009	(2,450)	(442)	2,573
Shares, Ending Balance at Dec. 31, 2009			9,980,940	5,178,624,593
Statement [Line Items]
Cumulative effect from change in accounting for VIE's	183	183					183
Cumulative effect from change in accounting for embedded credit derivatives	(28)	(28)					(28)
Comprehensive income:
Net income (loss)	12,362	12,362					12,362
Net Income Attributable to Noncontrolling interests	301										301
Other comprehensive income, net of tax:
Translation adjustments, net change	57	45						45			12
Net unrealized gains (losses) on securities available for sale	1,538	1,525						1,525			13
Net unrealized gains (losses) on derivatives and hedging activities	89	89						89
Defined benefit plans adjustment	70	70						70
Total comprehensive income	14,417	14,091									326
Noncontrolling interests	(1,418)	0									(1,418)
Cash paid for purchase of Prudential's noncontrolling interest	0
Common stock, issued	1,375	1,375		27	375		(376)		1,349
Common stock, shares issued				58,375,566
Common stock repurchased	(91)	(91)							(91)
Common stock repurchased, shares				(3,010,451)
Preferred stock issued to ESOP	0	0	1,000		80					(1,080)
Preferred stock issued to ESOP, shares			1,000,000
Preferred stock released by ESOP	796	796			(63)					859
Preferred stock converted to common shares	0	0	(796)	17	212				567
Preferred stock converted to common shares, shares			(795,637)	28,293,520
Common stock warrants repurchased	(545)	(545)			(545)
Common stock dividends	(1,045)	(1,045)			4		(1,049)
Preferred stock dividends	(737)	(737)					(737)
Tax benefit upon exercise of stock options	97	97			97
Stock incentive compensation expense	436	436			436
Net change in deferred compensation and related plans	90	90			(48)				138
Net change	13,530	14,622	204	44	548		10,355	1,729	1,963	(221)	(1,092)
Net change, shares			204,363	83,658,635
Ending Balance at Dec. 31, 2010	127,889	126,408	8,689	8,787	53,426		51,918	4,738	(487)	(663)	1,481
Shares, Ending Balance at Dec. 31, 2010			10,185,303	5,262,283,228
Consolidated Statement of Changes in Equity and Comprehensive Income (Textuals) [Abstract]
Private forward repurchase contract	150
Comprehensive income:
Net income (loss)	15,869	15,869					15,869
Net Income Attributable to Noncontrolling interests	342										342
Other comprehensive income, net of tax:
Translation adjustments, net change	(24)	(22)						(22)			(2)
Net unrealized gains (losses) on securities available for sale	(663)	(653)						(653)			(10)
Net unrealized gains (losses) on derivatives and hedging activities	(249)	(249)						(249)
Defined benefit plans adjustment	(607)	(607)						(607)
Total comprehensive income	14,668	14,338									330
Noncontrolling interests	(402)	(37)			(37)						(365)
Cash paid for purchase of Prudential's noncontrolling interest	0
Common stock, issued	1,296	1,296		88	1,208
Common stock, shares issued				52,906,564
Common stock repurchased	(2,416)	(2,416)			(150)	[1]			(2,266)
Common stock repurchased, shares				(85,779,031)
Preferred stock issued to ESOP	0	0	1,200		102					(1,302)
Preferred stock issued to ESOP, shares			1,200,000
Preferred stock released by ESOP	959	959			(80)					1,039
Preferred stock converted to common shares	0	0	(959)	56	903
Preferred stock converted to common shares, shares			(959,623)	33,200,875
Preferred stock, issued	2,501	2,501	2,501
Preferred stock, shares issued			25,010
Common stock warrants repurchased	(2)	(2)			(2)
Common stock dividends	(2,537)	(2,537)			21		(2,558)
Preferred stock dividends	(844)	(844)					(844)
Tax benefit upon exercise of stock options	78	78			78
Stock incentive compensation expense	529	529			529
Net change in deferred compensation and related plans	(32)	(32)			(41)				9
Net change	13,798	13,833	2,742	144	2,531		12,467	(1,531)	(2,257)	(263)	(35)
Net change, shares			265,387	328,408
Ending Balance at Dec. 31, 2011	$ 141,687	$ 140,241	$ 11,431	$ 8,931	$ 55,957		$ 64,385	$ 3,207	$ (2,744)	$ (926)	$ 1,446
Shares, Ending Balance at Dec. 31, 2011			10,450,690	5,262,611,636

[1]	Includes $150 million private forward repurchase contract. See Note 1 (Summary of Significant Accounting Policies) for additional information.

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss) before noncontrolling interests	$ 16,211	$ 12,663	$ 12,667
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for Loan, Lease, and Other Losses	7,899	15,753	21,668
Changes in fair value of MSRs (residential), MHFS and LHFS carried at fair value	(295)	(1,025)	(20)
Depreciation and amortization	2,208	1,924	2,841
Other net losses (gains)	3,273	1,345	(3,867)
Preferred stock released by ESOP	959	796	106
Stock incentive compensation expense	529	436	245
Excess tax benefits related to stock option payments	(79)	(98)	(18)
Originations of MHFS	(345,099)	(370,175)	(414,299)
Proceeds from sales of and principal collected on mortgages originated for sale	298,524	355,325	399,261
Originations of LHFS	(5)	(4,596)	(10,800)
Proceeds from sales of and principal collected on LHFS	11,833	17,828	20,276
Purchases of LHFS	(11,723)	(7,470)	(8,614)
Net change in:
Trading assets	35,149	12,356	13,983
Deferred income taxes	3,573	4,287	9,453
Accrued interest receivable	(401)	1,051	(293)
Accrued interest payable	(362)	(268)	(1,028)
Other assets, net	(11,529)	(19,631)	(15,018)
Other accrued expenses and liabilities, net	3,000	(1,729)	2,070
Net cash provided (used) by operating activities	13,665	18,772	28,613
Cash flows from investing activities:
Net change in Federal funds sold, securities purchased under resale agreements and other short term investments	36,270	(39,752)	8,548
Securities available for sale:
Sales proceeds	23,062	8,668	53,038
Prepayments and maturities	52,618	47,919	38,811
Purchases	(121,235)	(53,466)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(35,686)	15,869	52,240
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,555	6,517	6,162
Purchases (including participations) of loans by banking subsidiaries	(8,878)	(2,297)	(3,363)
Principal collected on nonbank entities' loans	9,782	15,560	14,428
Loans originated by nonbank entities	(7,522)	(10,836)	(9,961)
Net cash paid for acquisitions	(353)	(36)	(138)
Proceeds from sales of foreclosed assets	10,655	5,444	3,759
Changes in MSRs from purchases and sales	(155)	(65)	(10)
Other, net	(157)	2,800	3,556
Net cash provided (used) by investing activities	(35,044)	(3,675)	71,785
Cash flows from financing activities:
Net change in deposits	72,128	23,924	42,473
Net change in short-term borrowings	(6,231)	11,308	(69,108)
Long-term debt:
Proceeds from issuance	11,687	3,489	8,396
Repayment	(50,555)	(63,317)	(66,260)
Preferred stock:
Proceeds from issuance	2,501	0	0
Cash dividends paid	(844)	(737)	(2,178)
Redeemed	0	0	(25,000)
Common stock:
Proceeds from issuance	1,296	1,375	21,976
Repurchased	(2,416)	(91)	(220)
Cash dividends paid	(2,537)	(1,045)	(2,125)
Stock warrants:
Common stock warrants repurchased	(2)	(545)	0
Excess tax benefits related to stock option payments	79	98	18
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	(4,500)
Other	(331)	(592)	(553)
Net cash provided (used) by financing activities	24,775	(26,133)	(97,081)
Net change in cash and due from banks	3,396	(11,036)	3,317
Cash and due from banks at beginning of year	16,044	27,080	23,763
Cash and due from banks at end of year	19,440	16,044	27,080
Supplemental cash flow disclosures:
Cash paid for interest	7,011	8,307	10,978
Cash paid for income taxes	$ 4,875	$ 1,187	$ 3,042

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Wells Fargo & Company is a diversified financial services company. We provide banking, insurance, trust and investments, mortgage banking, investment banking, retail banking, brokerage, and consumer and commercial finance through banking stores, the internet and other distribution channels to consumers, businesses and institutions in all 50 states, the District of Columbia, and in other countries. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us,” we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company. We also hold a majority interest in a real estate investment trust, which has publicly traded preferred stock outstanding.

       Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry. To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including allowance for credit losses and purchased credit-impaired (PCI) loans (Note 6), valuations of residential mortgage servicing rights (MSRs) (Notes 8 and 9) and financial instruments (Note 17), liability for mortgage loan repurchase losses (Note 9) and income taxes (Note 21). Actual results could differ from those estimates.

Accounting Standards Adopted in 2011

In first quarter 2011, we adopted certain provisions of Accounting Standards Update (ASU or Update) 2010-6, Improving Disclosures about Fair Value Measurements.

ASU 2010-06 amends the disclosure requirements for fair value measurements. Companies are required to disclose significant transfers in and out of Levels 1 and 2 of the fair value hierarchy. This Update also clarifies that fair value measurement disclosures should be presented for each asset and liability class, which is generally a subset of a line item in the statement of financial position. In the rollforward of Level 3 activity, companies must present information on purchases, sales, issuances, and settlements on a gross basis rather than on a net basis. Companies should also provide information about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring instruments classified as either Level 2 or Level 3. In first quarter 2011, we adopted the requirement for gross presentation in the Level 3 rollforward with prospective application. The remaining provisions were effective for us in first quarter 2010. Our adoption of this Update did not affect our consolidated financial statement results since it amends only the disclosure requirements for fair value measurements.

In third quarter 2011, we adopted the following new accounting guidance:

  Certain provisions of ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses; and
  ASU 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring.

ASU 2010-20 requires enhanced disclosures for the allowance for credit losses and financing receivables, which include certain loans and long-term accounts receivables. Companies are required to disaggregate credit quality information and roll forward the allowance for credit losses by portfolio segment. Companies must also provide supplemental information on the nature and extent of troubled debt restructurings (TDRs) and their effect on the allowance for credit losses. We adopted the new disclosure requirements for TDRs in third quarter 2011 with retrospective application to January 1, 2011. The remaining provisions were effective for us in fourth quarter 2010. Our adoption of this Update did not affect our consolidated financial statement results since it amends only the disclosure requirements for financing receivables and the allowance for credit losses.

ASU 2011-02 provides guidance clarifying under what circumstances a creditor should classify a restructured receivable as a TDR. A receivable is a TDR if both of the following exist: 1) a creditor has granted a concession to the debtor, and 2) the debtor is experiencing financial difficulties. This Update clarifies that a creditor should consider all aspects of a restructuring when evaluating whether it has granted a concession, which include determining whether a debtor can obtain funds from another source at market rates and assessing the value of additional collateral and guarantees obtained at the time of restructuring. This Update also provides factors a creditor should consider when determining if a debtor is experiencing financial difficulties, such as probability of payment default and bankruptcy declarations. This guidance was effective for us in third quarter 2011 with retrospective application to January 1, 2011. Our adoption of this Update did not have a material effect on our consolidated financial statements.

In fourth quarter 2011, we early adopted ASU 2011-08, Testing Goodwill for Impairment.

ASU 2011-08 provides entities with the option to perform a qualitative assessment of goodwill to test for impairment. If, based on qualitative reviews, a company concludes that more likely than not a reporting unit's fair value is less than its carrying amount, then the company must complete quantitative steps to determine if there is goodwill impairment. If a company concludes otherwise, quantitative tests are not required. Our adoption of this Update did not affect our consolidated financial statements.

Accounting Standards with Retrospective Application

The following accounting pronouncements have been issued by the FASB but are not yet effective:

  Accounting Standards Update (ASU or Update) 2011-11, Disclosures about Offsetting Assets and Liabilities;
  ASU 2011-05, Presentation of Comprehensive Income; and
  ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.

ASU 2011-11 expands the disclosure requirements for financial instruments and derivatives that may be offset in accordance with enforceable master netting agreements or similar arrangements. The disclosures are required regardless of whether the instruments have been offset (or netted) in the statement of financial position. Under ASU 2011-11, companies must describe the nature of offsetting arrangements and provide quantitative information about those agreements, including the gross and net amounts of financial instruments that are recognized in the statement of financial position. These changes are effective for us in first quarter 2013 with retrospective application. This Update will not affect our consolidated financial results since it amends only the disclosure requirements for offsetting financial instruments.

ASU 2011-05 eliminates the option for companies to include the components of other comprehensive income in the statement of changes in stockholders' equity. This Update requires entities to present the components of comprehensive income in either a single statement or in two separate statements, with the statement of other comprehensive income (OCI) immediately following the statement of income. This Update also requires companies to present amounts reclassified out of OCI and into net income on the face of the statement of income. In December 2011, the FASB issued ASU 2011-12, which defers indefinitely the requirement to present reclassification adjustments on the statement of income. The remaining provisions are effective for us in first quarter 2012 with retrospective application. Early adoption is permitted. This Update will not affect our consolidated financial results as it amends only the presentation of comprehensive income.

Consolidation

Our consolidated financial statements include the accounts of the Parent and our majority-owned subsidiaries and VIEs (defined below) in which we are the primary beneficiary. Significant intercompany accounts and transactions are eliminated in consolidation. If we own at least 20% of an entity, we generally account for the investment using the equity method. If we own less than 20% of an entity, we generally carry the investment at cost, except marketable equity securities, which we carry at fair value with changes in fair value included in OCI. Investments accounted for under the equity or cost method are included in other assets.

We are a variable interest holder in certain special-purpose entities (SPEs) in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (referred to as VIEs). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity's assets. We consolidate a VIE if we are the primary beneficiary, defined as the party that that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. A variable interest is a contractual, ownership or other interest that changes with changes in the fair value of the VIE's net assets. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis.

Cash and Due From Banks

Cash and cash equivalents include cash on hand, cash items in transit, and amounts due from the Federal Reserve Bank and other depository institutions.

Trading Assets

Trading assets are primarily securities, including corporate debt, U.S. government agency obligations and other securities that we acquire for short-term appreciation or other trading purposes, and the fair value of derivatives held for customer accommodation purposes or risk mitigation and hedging. Interest-only strips and other retained interests in securitizations that can be contractually prepaid or otherwise settled in a way that the holder would not recover substantially all of its recorded investment are classified as trading assets. Trading assets are carried at fair value, with realized and unrealized gains and losses recorded in noninterest income.

Securities

Securities available for sale Debt securities that we might not hold until maturity and marketable equity securities are classified as securities available for sale and reported at fair value. Unrealized gains and losses, after applicable taxes, are reported in cumulative OCI. Fair value measurement is based upon quoted prices in active markets, if available. If quoted prices in active markets are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions and market liquidity. See Note 17 for more information on fair value measurement of our securities.

       We conduct OTTI analysis on a quarterly basis or more often if a potential loss-triggering event occurs. The initial indicator of OTTI for both debt and equity securities is a decline in market value below the amount recorded for an investment and the severity and duration of the decline.

       For a debt security for which there has been a decline in the fair value below amortized cost basis, we recognize OTTI if we (1) have the intent to sell the security, (2) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, or (3) we do not expect to recover the entire amortized cost basis of the security.

       Estimating recovery of the amortized cost basis of a debt security is based upon an assessment of the cash flows expected to be collected. If the cash flows expected to be collected are less than amortized cost, OTTI is considered to have occurred. In performing an assessment of the cash flows expected to be collected, we consider all relevant information including:

  the length of time and the extent to which the fair value has been less than the amortized cost basis;
  the historical and implied volatility of the fair value of the security;
  the cause of the price decline, such as the general level of interest rates or adverse conditions specifically related to the security, an industry or a geographic area;
  the issuer's financial condition, near-term prospects and ability to service the debt;
  the payment structure of the debt security and the likelihood of the issuer being able to make payments that increase in the future;
  for asset-backed securities, the credit performance of the underlying collateral, including delinquency rates, level of non-performing assets, cumulative losses to date, collateral value and the remaining credit enhancement compared with expected credit losses;
  any change in rating agencies' credit ratings at evaluation date from acquisition date and any likely imminent action;
  independent analyst reports and forecasts, sector credit ratings and other independent market data; and
  recoveries or additional declines in fair value subsequent to the balance sheet date.

         If we intend to sell the security, or if it is more likely than not we will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. For debt securities that are considered other-than-temporarily impaired that we do not intend to sell or it is more likely than not that we will not be required to sell before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in OCI. The measurement of the credit loss component is equal to the difference between the debt security's cost basis and the present value of its expected future cash flows discounted at the security's effective yield. The remaining difference between the security's fair value and the present value of future expected cash flows is due to factors that are not credit-related and, therefore, are recognized in OCI. We believe that we will fully collect the carrying value of securities on which we have recorded a non-credit-related impairment in OCI.

         We hold investments in perpetual preferred securities (PPS) that are structured in equity form, but have many of the characteristics of debt instruments, including periodic cash flows in the form of dividends, call features, ratings that are similar to debt securities and pricing like long-term callable bonds.

         Because of the hybrid nature of these securities, we evaluate PPS for OTTI using a model similar to the model we use for debt securities as described above. Among the factors we consider in our evaluation of PPS are whether there is any evidence of deterioration in the credit of the issuer as indicated by a decline in cash flows or a rating agency downgrade to below investment grade and the estimated recovery period. Additionally, in determining if there was evidence of credit deterioration, we evaluate: (1) the severity of decline in market value below cost, (2) the period of time for which the decline in fair value has existed, and (3) the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. We consider PPS to be other-than-temporarily impaired if cash flows expected to be collected are insufficient to recover our investment or if we no longer believe the security will recover within the estimated recovery period. OTTI write-downs of PPS are recognized in earnings equal to the difference between the cost basis and fair value of the security. Based upon the factors considered in our OTTI evaluation, we believe our investments in PPS currently rated investment grade will be fully realized and, accordingly, have not recognized OTTI on such securities.

         For marketable equity securities other than PPS, OTTI evaluations focus on whether evidence exists that supports recovery of the unrealized loss within a timeframe consistent with temporary impairment. This evaluation considers the severity of and length of time fair value is below cost, our intent and ability to hold the security until forecasted recovery of the fair value of the security, and the investee's financial condition, capital strength, and near-term prospects.

         The securities portfolio is an integral part of our asset/liability management process. We manage these investments to provide liquidity, manage interest rate risk and maximize portfolio yield within capital risk limits approved by management and the Board of Directors and monitored by the Corporate Asset/Liability Management Committee (Corporate ALCO). We recognize realized gains and losses on the sale of these securities in noninterest income using the specific identification method.

         Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the interest method. As principal repayments are received on securities (i.e., primarily mortgage-backed securities (MBS)) a proportionate amount of the related premium or discount is recognized in income so that the effective interest rate on the remaining portion of the security continues unchanged.

  Nonmarketable equity securities Nonmarketable equity securities include venture capital equity securities that are not publicly traded and securities acquired for various purposes, such as to meet regulatory requirements (for example, Federal Reserve Bank and Federal Home Loan Bank (FHLB) stock). These securities are accounted for under the cost or equity method and are included in other assets. We review those assets accounted for under the cost or equity method at least quarterly for possible OTTI. Our review typically includes an analysis of the facts and circumstances of each investment, the expectations for the investment's cash flows and capital needs, the viability of its business model and our exit strategy. We reduce the asset value when we consider declines in value to be other than temporary. We recognize the estimated loss as a loss from equity investments in noninterest income.  In addition, we invest in certain equity securities held by our subsidiaries that meet the definition of an investment company (principal investments) and, therefore, are recorded at fair value with realized and unrealized gains and losses included in gains and losses from equity investments in noninterest income.

  Securities Purchased and Sold Agreements

  Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. It is our policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. We monitor the market value of securities purchased and sold, and obtain collateral from or return it to counterparties when appropriate. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.

  Mortgages Held for Sale

  Mortgages held for sale (MHFS) include commercial and residential mortgages originated for sale and securitization in the secondary market, which is our principal market, or for sale as whole loans. We elect the fair value option for substantially all residential MHFS (see Note 17). The remaining residential MHFS are held at the lower of cost or market value (LOCOM), and are valued on an aggregate portfolio basis. Commercial MHFS are held at LOCOM and are valued on an individual loan basis.

         Gains and losses on MHFS are recorded in mortgage banking noninterest income. Direct loan origination costs and fees for MHFS under fair value option are recognized in mortgage banking noninterest income at origination. For MHFS recorded at LOCOM, loan costs and fees are deferred at origination and are recognized in mortgage banking noninterest income at time of sale. Interest income on MHFS for which the fair value option is elected is calculated based upon the note rate of the loan and is recorded to interest income.

         Our lines of business are authorized to originate held-for-investment loans that meet or exceed established loan product profitability criteria, including minimum positive net interest margin spreads in excess of funding costs. When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the “foreseeable future,” subject to periodic review under our corporate asset/liability management process. In determining the “foreseeable future” for these loans, management considers (1) the current economic environment and market conditions, (2) our business strategy and current business plans, (3) the nature and type of the loan receivable, including its expected life, and (4) our current financial condition and liquidity demands. Consistent with our core banking business of managing the spread between the yield on our assets and the cost of our funds, loans are periodically reevaluated to determine if our minimum net interest margin spreads continue to meet our profitability objectives. If subsequent changes in interest rates significantly impact the ongoing profitability of certain loan products, we may subsequently change our intent to hold these loans, and we would take actions to sell such loans in response to the Corporate ALCO directives to reposition our balance sheet because of the changes in interest rates. These directives identify both the type of loans to be sold and the weighted average coupon rate of such loans no longer meeting our ongoing investment criteria. Upon the issuance of such directives, we immediately transfer these loans to the MHFS portfolio at LOCOM.

  Loans Held for Sale

  Loans held for sale (LHFS) are carried at LOCOM or at fair value. Generally, consumer loans are valued on an aggregate portfolio basis, and commercial loans are valued on an individual loan basis. Gains and losses on LHFS are recorded in other noninterest income. For LHFS recorded at LOCOM, direct loan origination costs and fees are deferred at origination and are recognized in other noninterest income at time of sale. For loans recorded at fair value, direct loan origination costs and fees are recorded in other noninterest income at origination. The fair value of LHFS is based on what secondary markets are currently offering for portfolios with similar characteristics, and related gains and losses are recorded in noninterest income.

  Loans

  Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans. PCI loans are reported net of any remaining purchase accounting adjustments. See the “Purchased Credit-Impaired Loans” section in this Note for our accounting policy for PCI loans.

         Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income over the contractual life of the loan using the interest method. Loan commitment fees are generally deferred and amortized into noninterest income on a straight-line basis over the commitment period.

  Loans also include direct financing leases that are recorded at the aggregate of minimum lease payments receivable plus the estimated residual value of the leased property, less unearned income. Leveraged leases, which are a form of direct financing leases, are recorded net of related nonrecourse debt. Leasing income is recognized as a constant percentage of outstanding lease financing balances over the lease terms in interest income.

  Nonaccrual AND PAST DUE loans We generally place loans on nonaccrual status when:

  the full and timely collection of interest or principal becomes uncertain;
  they are 90 days (120 days with respect to real estate 1-4 family first and junior lien mortgages) past due for interest or principal, unless both well-secured and in the process of collection; or
  part of the principal balance has been charged off and no restructuring has occurred.

         PCI loans are written down at acquisition to fair value using an estimate of cash flows deemed to be collectible. Accordingly, such loans are no longer classified as nonaccrual even though they may be contractually past due because we expect to fully collect the new carrying values of such loans (that is, the new cost basis arising out of purchase accounting).

         When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and amortization of any net deferred fees is suspended. A loan will remain in accruing status provided it is both well-secured and in the process of collection. If the ultimate collectability of a loan is in doubt and the loan is on nonaccrual, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.

         For modified loans, we underwrite at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower's financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will remain in accruing status. When a loan classified as a TDR performs in accordance with its modified terms, the loan either continues to accrue interest (for performing loans) or will return to accrual status after the borrower demonstrates a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of consecutive payments made prior to the modification). Loans will be placed on nonaccrual status and a corresponding charge-off is recorded if we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible.

         Generally, consumer loans not secured by real estate or autos are placed on nonaccrual status only when part of the principal has been charged off. Loans are fully charged off or charged down to net realizable value (fair value of collateral less estimated costs to sell) when deemed uncollectible due to bankruptcy or other factors, or when they reach a defined number of days past due based on loan product, industry practice, country, terms and other factors.

         Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.

  LOAN CHARGE-OFF POLICIES For commercial loans, we generally fully charge off or charge down to net realizable value for loans secured by collateral when:

  management judges the loan to be uncollectible;
  repayment is deemed to be protracted beyond reasonable time frames;
  the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;
  the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or
  the loan is 180 days past due unless both well-secured and in the process of collection.

For consumer loans, our charge-off policies are as follows:

  1-4 family first and junior lien mortgages – We generally charge down to net realizable value when the loan is 180 days past due.
  Auto loans – We generally fully charge off when the loan is 120 days past due.
  Credit card loans – We generally fully charge off when the loan is 180 days past due.
  Unsecured loans (closed end) – We generally charge off when the loan is 120 days past due.
  Unsecured loans (open end) – We generally charge off when the loan is 180 days past due.
  Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.

Impaired loans We consider a loan to be impaired when, based on current information and events, we determine that we will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. This evaluation is generally based on delinquency information, an assessment of the borrower's financial condition and the adequacy of collateral, if any. Our impaired loans predominantly include loans on nonaccrual status for commercial and industrial, commercial real estate (CRE), foreign loans and any loans modified in a TDR, on both accrual and nonaccrual status.

When we identify a loan as impaired, we measure the impairment based on the present value of expected future cash flows, discounted at the loan's effective interest rate. When collateral is the sole source of repayment for the loan, we may measure impairment based on the fair value of the collateral. If foreclosure is probable, we use the current fair value of the collateral less estimated selling costs, instead of discounted cash flows.

If we determine that the value of an impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), we recognize impairment. When the value of an impaired loan is calculated by discounting expected cash flows, interest income is recognized using the loan's effective interest rate over the remaining life of the loan.

Troubled debt restructurings (TDRs) In situations where, for economic or legal reasons related to a borrower's financial difficulties, we grant a concession for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loan is classified as a TDR. We strive to identify borrowers in financial difficulty early and work with them to modify their loan to more affordable terms before it reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of the collateral. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs, including loans in trial payment periods (trial modifications), are considered impaired loans.

Purchased credit-impaired (PCI) loans Loans acquired with evidence of credit deterioration since their origination and where it is probable that we will not collect all contractually required principal and interest payments are accounted for using the measurement provision for PCI loans. PCI loans are recorded at fair value at the date of acquisition, and the historical allowance for credit losses related to these loans is not carried over. Some loans that otherwise meet the definition as credit-impaired are specifically excluded from the PCI loan portfolios, such as revolving loans where the borrower still has revolving privileges.

       Evidence of credit quality deterioration as of the purchase date may include statistics such as past due and nonaccrual status, commercial risk ratings, recent borrower credit scores and recent loan-to-value percentages. Generally, acquired loans that meet our definition for nonaccrual status are considered to be credit-impaired.

       Substantially all commercial and industrial, CRE and foreign PCI loans are accounted for as individual loans. Conversely, Pick-a-Pay and other consumer PCI loans have been aggregated into several pools based on common risk characteristics. Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

       Accounting for PCI loans involves estimating fair value, at acquisition, using the principal and interest cash flows expected to be collected discounted at the prevailing market rate of interest. The excess of cash flows expected to be collected over the carrying value (estimated fair value at acquisition date) is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pool of loans, in situations where there is a reasonable expectation about the timing and amount of cash flows to be collected. The difference between contractually required payments and the cash flows expected to be collected at acquisition, considering the impact of prepayments, is referred to as the nonaccretable difference.

       Subsequent to acquisition, we regularly evaluate our estimates of cash flows expected to be collected. If we have probable decreases in cash flows expected to be collected (other than due to decreases in interest rate indices and changes in prepayment assumptions), we charge the provision for credit losses, resulting in an increase to the allowance for loan losses. If we have probable and significant increases in cash flows expected to be collected, we first reverse any previously established allowance for loan losses and then increase interest income as a prospective yield adjustment over the remaining life of the loan, or pool of loans. Estimates of cash flows are impacted by changes in interest rate indices for variable rate loans and prepayment assumptions, both of which are treated as prospective yield adjustments included in interest income.

       Resolutions of loans may include sales of loans to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral. For individual PCI loans, gains or losses on sales to third parties are included in noninterest income, and gains or losses as a result of a settlement with the borrower are included in interest income. Our policy is to remove an individual loan from a pool based on comparing the amount received from its resolution with its contractual amount. Any difference between these amounts is absorbed by the nonaccretable difference for the entire pool. This removal method assumes that the amount received from resolution approximates pool performance expectations. The remaining accretable yield balance is unaffected and any material change in remaining effective yield caused by this removal method is addressed by our quarterly cash flow evaluation process for each pool. For loans that are resolved by payment in full, there is no release of the nonaccretable difference for the pool because there is no difference between the amount received at resolution and the contractual amount of the loan. Modified PCI loans are not removed from a pool even if those loans would otherwise be deemed TDRs. Modified PCI loans that are accounted for individually are considered TDRs, and removed from PCI accounting if there has been a concession granted in excess of the original nonaccretable difference. We include these TDRs in our impaired loans.

FORECLOSED ASSETS Foreclosed assets obtained through our lending activities primarily include real estate. Generally, loans have been written down to their net realizable value prior to foreclosure. Any further reduction to their net realizable value is recorded with a charge to the allowance for credit losses at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property.

Allowance for Credit Losses The allowance for credit losses (allowance), which consists of the allowance for loan losses and the allowance for unfunded credit commitments, is management's estimate of credit losses inherent in the loan portfolio and unfunded credit commitments at the balance sheet date, excluding loans carried at fair value. It considers both unimpaired and impaired loans and is developed and documented at the loan portfolio segment level – commercial and consumer.

Unimpaired loans are generally evaluated on a collective basis by utilizing risk grades for the commercial loan portfolio segment and loss estimates for pools of loans with similar risk characteristics for the consumer loan portfolio segment. Impaired loans are evaluated on an individual loan basis and predominantly include loans on nonaccrual status for commercial and industrial, commercial real estate, foreign loans and any loans modified in a TDR, on both accrual and nonaccrual status. Commercial and consumer PCI loans may require an allowance subsequent to their acquisition due to probable decreases in expected principal and interest cash flows (other than due to decreases in interest rate indices and changes in prepayment assumptions).

The allowance for each portfolio segment includes an amount for imprecision or uncertainty that may change from period to period. This imprecision amount represents management's judgment of risks inherent in the evaluation processes and assumptions used in establishing the allowance. While our methodology attributes portions of the allowance to the specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio and unfunded credit commitments. No single statistic or measurement determines the adequacy of the allowance for credit losses.

Securitizations and Beneficial Interests

In certain asset securitization transactions that meet the applicable criteria to be accounted for as a sale, assets are sold to an entity referred to as an SPE, which then issues beneficial interests in the form of senior and subordinated interests collateralized by the assets. In some cases, we may retain beneficial interests issued by the entity. Additionally, from time to time, we may also re-securitize certain assets in a new securitization transaction.

       The assets and liabilities transferred to an SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.

       For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests) and liabilities incurred. We record a gain or loss in noninterest income for the difference between the carrying amount and the fair value of the assets sold. Fair values are based on quoted market prices, quoted market prices for similar assets, or if market prices are not available, then the fair value is estimated using discounted cash flow analyses with assumptions for credit losses, prepayments and discount rates that are corroborated by and independently verified against market observable data, where possible. Retained interests from securitizations with off-balance sheet entities, including SPEs and VIEs where we are not the primary beneficiary, are classified as available for sale securities, trading account assets or loans, and are accounted for as described herein.

Mortgage Servicing Rights (MSRs)

We recognize the rights to service mortgage loans for others, or MSRs, as assets whether we purchase the MSRs or the MSRs result from a sale or securitization of loans we originate (asset transfers). We initially record all of our MSRs at fair value. Subsequently, residential loan MSRs are carried at either fair value or LOCOM based on our strategy for managing interest rate risk. Currently, substantially all of our residential loan MSRs are carried at fair value. All of our MSRs related to our commercial mortgage loans are subsequently measured at LOCOM.

We base the fair value of MSRs on the present value of estimated future net servicing income cash flows. We estimate future net servicing income cash flows with assumptions that market participants would use to estimate fair value, including estimates of prepayment speeds (including housing price volatility), discount rates, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Our valuation approach is independently validated by our internal valuation model validation group and our valuation estimates are periodically benchmarked to independent appraisals.

       Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For MSRs carried at fair value, changes in fair value are reported in noninterest income in the period in which the change occurs. MSRs subsequently measured at LOCOM are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in noninterest income, analyzed monthly and adjusted to reflect changes in prepayment speeds, as well as other factors.

       MSRs accounted for at LOCOM are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation and measurement, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation reserve is established. The valuation reserve is adjusted as the fair value changes.

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Capital leases, where we are the lessee, are included in premises and equipment at the capitalized amount less accumulated amortization.

       We primarily use the straight-line method of depreciation and amortization. Estimated useful lives range up to 40 years for buildings, up to 10 years for furniture and equipment, and the shorter of the estimated useful life or lease term for leasehold improvements. We amortize capitalized leased assets on a straight-line basis over the lives of the respective leases.

Goodwill and Identifiable Intangible Assets

Goodwill is recorded in business combinations under the purchase method of accounting when the purchase price is higher than the fair value of net assets, including identifiable intangible assets.

       We assess goodwill for impairment annually, and more frequently in certain circumstances. We initially perform a qualitative assessment of goodwill to test for impairment. If, based on our qualitative review, we conclude that more likely than not a reporting unit's fair value is less than its carrying amount, then we complete quantitative steps as described below to determine if there is goodwill impairment. If we conclude that a reporting unit fair value is not less than its carrying amount, quantitative tests are not required. We have determined that our reporting units are one level below the operating segments. We assess goodwill for impairment on a reporting unit level and apply various quantitative valuation methodologies when required to compare the estimated fair value to the carrying value of each reporting unit. Valuation methodologies include discounted cash flow and earnings multiple approaches. If the fair value is less than the carrying amount, an additional test is required to measure the amount of impairment. We recognize impairment losses as a charge to noninterest expense (unless related to discontinued operations) and an adjustment to the carrying value of the goodwill asset. Subsequent reversals of goodwill impairment are prohibited.

       We amortize core deposit and other customer relationship intangibles on an accelerated basis over useful lives not exceeding 10 years. We review such intangibles for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Operating Lease Assets

Operating lease rental income for leased assets is recognized in other income on a straight-line basis over the lease term. Related depreciation expense is recorded on a straight-line basis over the estimated useful life, considering the estimated residual value of the leased asset. The useful life may be adjusted to the term of the lease depending on our plans for the asset after the lease term. On a periodic basis, leased assets are reviewed for impairment. Impairment loss is recognized if the carrying amount of leased assets exceeds fair value and is not recoverable. The carrying amount of leased assets is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the lease payments and the estimated residual value upon the eventual disposition of the equipment.

Liability for Mortgage Loan Repurchase Losses

We sell residential mortgage loans to various parties, including (1) Freddie Mac and Fannie Mae (government-sponsored entities (GSEs)), which include the mortgage loans in GSE-guaranteed mortgage securitizations, (2) special purpose entities that issue private label MBS, and (3) other financial institutions that purchase mortgage loans for investment or private label securitization. In addition, we pool Federal Housing Administration (FHA)-insured and Department of Veterans Affairs (VA)-guaranteed mortgage loans, which back securities guaranteed by the Government National Mortgage Association (GNMA).

       We may be required to repurchase mortgage loans, indemnify the securitization trust, investor or insurer, or reimburse the securitization trust, investor or insurer for credit losses incurred on loans (collectively “repurchase”) in the event of a breach of specified contractual representations or warranties that are not remedied within a period (usually 90 days or less) after we receive notice of the breach. Our loan sale contracts to private investors (non-GSE) typically contain an additional provision where we would only be required to repurchase securitized loans if a breach is deemed to have a material and adverse effect on the value of the mortgage loan or to the investors or interests of security holders in the mortgage loan.

       We establish mortgage repurchase liabilities related to various representations and warranties that reflect management's estimate of losses for loans for which we could have a repurchase obligation, whether or not we currently service those loans, based on a combination of factors. Such factors include default expectations, expected investor repurchase demands (influenced by current and expected mortgage loan file requests and mortgage insurance rescissions notices, as well as estimated demand to default and file request relationships) and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor's applicable representations and warranties), reimbursement by correspondent and other third party originators, and projected loss severity. We establish a liability at the time loans are sold and continually update our liability estimate during their life. Although investors may demand repurchase at any time and there is often a lag from the date of default to the time we receive a repurchase demand, the majority of repurchase demands occur on loans that default in the first 24 to 36 months following origination of the mortgage loan and can vary by investor.

       The liability for mortgage loan repurchase losses is included in other liabilities. For additional information on our repurchase liability, see Note 9.

Pension Accounting

We account for our defined benefit pension plans using an actuarial model as more fully discussed in Note 20.

Income Taxes

We file consolidated and separate company federal income tax returns, foreign tax returns and various combined and separate company state tax returns.

We evaluate two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and includes income tax expense related to our uncertain tax positions. We determine deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management's judgment that realization is “more likely than not.” Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement. Foreign taxes paid are generally applied as credits to reduce federal income taxes payable. We account for interest and penalties as a component of income tax expense.

Stock-Based Compensation

We have stock-based employee compensation plans as more fully discussed in Note 19. Our compensation expense includes the associated costs for all share-based awards.

Earnings Per Common Share

We compute earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year. We compute diluted earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year, plus the effect of common stock equivalents (for example, stock options, restricted share rights, convertible debentures and warrants) that are dilutive.

Derivatives and Hedging Activities

We recognize all derivatives in the balance sheet at fair value. On the date we enter into a derivative contract, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability, including hedges of foreign currency exposure (“fair value” hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge), or (3) held for trading, customer accommodation or asset/liability risk management purposes, including economic hedges not qualifying for hedge accounting. For a fair value hedge, we record changes in the fair value of the derivative and, to the extent that it is effective, changes in the fair value of the hedged asset or liability attributable to the hedged risk, in current period earnings in the same financial statement category as the hedged item. For a cash flow hedge, we record changes in the fair value of the derivative to the extent that it is effective in OCI, with any ineffectiveness recorded in current period earnings. We subsequently reclassify these changes in fair value to net income in the same period(s) that the hedged transaction affects net income in the same financial statement category as the hedged item. For free-standing derivatives, we report changes in the fair values in current period noninterest income.

       For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. This includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities in the balance sheet or to specific forecasted transactions. Periodically, as required, we also formally assess whether the derivative we designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows of the hedged item using the regression analysis method or, in limited cases, the dollar offset method.

       We discontinue hedge accounting prospectively when (1) a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) a derivative expires or is sold, terminated or exercised, (3) a derivative is de-designated as a hedge, because it is unlikely that a forecasted transaction will occur, or (4) we elect to discontinue the designation of a derivative as a hedge.

       When we discontinue hedge accounting because a derivative no longer qualifies as an effective fair value hedge, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and no longer adjust the previously hedged asset or liability for changes in fair value. Previous adjustments to the hedged item are accounted for in the same manner as other components of the carrying amount of the asset or liability.

       When we discontinue cash flow hedge accounting because the hedging instrument is sold, terminated or no longer designated (de-designated), the amount reported in OCI up to the date of sale, termination or de-designation continues to be reported in OCI until the forecasted transaction affects earnings.

       When we discontinue cash flow hedge accounting because it is probable that a forecasted transaction will not occur, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and immediately recognize gains and losses that were accumulated in OCI in earnings.

       In all other situations in which we discontinue hedge accounting, the derivative will be carried at its fair value in the balance sheet, with changes in its fair value recognized in current period earnings.

       We occasionally purchase or originate financial instruments that contain an embedded derivative. At inception of the financial instrument, we assess (1) if the economic characteristics of the embedded derivative are not clearly and closely related to the economic characteristics of the financial instrument (host contract), (2) if the financial instrument that embodies both the embedded derivative and the host contract is not measured at fair value with changes in fair value reported in earnings, and (3) if a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative. If the embedded derivative meets all of these conditions, we separate it from the host contract by recording the bifurcated derivative at fair value and the remaining host contract at the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. The bifurcated derivative is carried as a free-standing derivative at fair value with changes recorded in current period earnings.

Private Share Repurchases

In December 2011, we entered into a private forward repurchase contract with an unrelated third party. This contract settled for approximately 6 million shares of our common stock in first quarter 2012. We also entered into a similar contract in August 2011, which settled in November 2011 for approximately 6 million shares of our common stock. These contracts met accounting requirements to be treated as permanent equity transactions. We entered into these contracts to complement our open-market common stock repurchase strategies, to allow us to manage our share repurchases in a manner consistent with our 2011 Federal Reserve Board (FRB) Comprehensive Capital Analysis Review plan (capital plan), and to provide an economic benefit to the Company. In connection with each contract, we paid $150 million to the counterparty, which was recorded in permanent equity and was not subject to re-measurement. These up-front payments received permanent equity treatment in the quarter paid and thus assured appropriate repurchase timing, consistent with our 2011 capital plan which contemplated a fixed dollar amount available per quarter for share repurchases pursuant to FRB supervisory guidance. In return, the counterparty agreed to deliver a variable number of shares based on a per share discount to the volume-weighted average stock price over the contract period. The counterparty had the right to accelerate settlement with delivery of shares prior to the contractual settlement. There were no scenarios where the contracts would not either physically settle in shares or allow us to choose the settlement method.

Supplemental Cash Flow InformationNoncash activities are presented below, including information on transfers affecting MHFS, LHFS and MSRs.

	Year ended December 31,
(in millions)	2011	2010	2009
Transfers from trading assets to securities available for sale	$47	-	854
Transfers from (to) loans to (from) securities available for sale	2,822	3,476	(258)
Trading assets retained from securitization of MHFS	61,599	19,815	2,993
Capitalization of MSRs from sale of MHFS	4,089	4,570	6,287
Transfers from MHFS to foreclosed assets	224	262	162
Transfers from (to) loans to (from) MHFS	6,305	230	144
Transfers from (to) loans to (from) LHFS	129	1,313	(111)
Transfers from loans to foreclosed assets	9,315	8,699	7,604
Changes in consolidations of variable interest entities:
Trading assets	-	155	-
Securities available for sale	7	(7,590)	-
Loans	(599)	26,117	-
Other assets	-	212	-
Short-term borrowings	-	5,127	-
Long-term debt	(628)	13,613	-
Accrued expenses and other liabilities	-	(32)	-
Net transfer from additional paid-in capital to noncontrolling interests	-	-	2,299
Decrease in noncontrolling interests due to deconsolidation of subsidiaries	-	440	-
Transfer from noncontrolling interests to long-term debt	-	345	-
Consolidation of reverse mortgages previously sold:
Loans	5,483	-	-
Long-term debt	5,425	-	-

Subsequent EventsWe have evaluated the effects of subsequent events that have occurred subsequent to period end December 31, 2011, and there have been no material events that would require recognition in our 2011 consolidated financial statements or disclosure in the Notes to the financial statements, except as discussed in Note 15 (Legal Actions) for the announcement on February 9, 2012, of an agreement with state attorneys and federal agencies regarding mortgage servicing, foreclosures and origination issues.

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

We regularly explore opportunities to acquire financial services companies and businesses. Generally, we do not make a public announcement about an acquisition opportunity until a definitive agreement has been signed. For information on additional contingent consideration related to acquisitions, which is considered to be a guarantee, see Note 14.

       Business combinations completed in 2011, 2010 and 2009 are presented below. At December 31, 2011, we had two acquisitions pending, both of which are expected to close during first quarter 2012 with combined total assets of approximately $835 million.

(in millions)	Date	Assets
2011
CP Equity, LLC, Denver, Colorado	July 1	$389
Certain assets of Foreign Currency Exchange Corp, Orlando, Florida	August 1	46
LaCrosse Holdings, LLC, Minneapolis, Minnesota	November 30	116
Other (1)	Various	37
		$588
2010
Certain assets of GMAC Commercial Finance, LLC, New York, New York	April 30	$430
Other (2)	Various	40
		$470
2009
Capital TempFunds, Fort Lauderdale, Florida	March 2	$74
Other (3)	Various	39
		$113

  Consists of seven acquisitions of insurance brokerage businesses.
  Consists of five acquisitions of insurance brokerage businesses.
  Consists of eight acquisitions of insurance brokerage businesses.

Cash, Loan and Dividend Restrictions	12 Months Ended
Dec. 31, 2011
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Cash, Loan and Dividend Restrictions

Federal Reserve Board (FRB) regulations require that each of our subsidiary banks maintain reserve balances on deposit with the Federal Reserve Banks. The average required reserve balance was $7.0 billion in 2011 and $6.0 billion in 2010.

       Federal law restricts the amount and the terms of both credit and non-credit transactions between a bank and its nonbank affiliates. These transaction amounts may not exceed 10% of the bank's capital and surplus, which for this purpose represents total capital, as calculated under the risk-based capital (RBC) guidelines, plus the balance of the allowance for credit losses in excess of the amount included in total capital with any single nonbank affiliate and 20% of the bank's capital and surplus with all its nonbank affiliates. Transactions that are extensions of credit may require collateral to be held to provide added security to the bank. For further discussion of RBC, see Note 26.

       Dividends paid by our subsidiary banks are subject to various federal and state regulatory limitations. Dividends that may be paid by a national bank without the express approval of the Office of the Comptroller of the Currency (OCC) are limited to that bank's retained net profits for the preceding two calendar years plus retained net profits up to the date of any dividend declaration in the current calendar year. Retained net profits, as defined by the OCC, consist of net income less dividends declared during the period.

       We also have state-chartered subsidiary banks that are subject to state regulations that limit dividends. Under those provisions, our national and state-chartered subsidiary banks could have declared additional dividends of $0.6 billion at December 31, 2011, without obtaining prior regulatory approval. Our nonbank subsidiaries are also limited by certain federal and state statutory provisions and regulations covering the amount of dividends that may be paid in any given year. Based on retained earnings at December 31, 2011, our nonbank subsidiaries could have declared additional dividends of $5.7 billion at December 31, 2011, without obtaining prior approval.

       The FRB published clarifying supervisory guidance in 2009, SR 09-4 Applying Supervisory Guidance and Regulations on the Payment of Dividends, Stock Redemptions, and Stock Repurchases at Bank Holding Companies, pertaining to FRB's criteria, assessment and approval process for reductions in capital including the redemption of Troubled Asset Relief Program (TARP) and the payment of dividends. The effect of this guidance is to require the approval of the FRB for the Company to repurchase or redeem common or perpetual preferred stock as well as to increase the per share dividend from its current level of $0.12 per share. In November 2010, the FRB updated the SR 09-4 guidance to require the original 19 Supervisory Capital Assessment Program (SCAP) banks to submit a Capital Plan Review to the FRB no later than January 7, 2011. In December 2011, the FRB finalized rules under 12 CFR Part 225, Regulation Y requiring large bank holding companies (BHCs) to submit capital plans annually and to obtain regulatory approval before making capital distributions including share dividend increases or share repurchases. The rule requires updates to capital plans in the event of material changes in a BHC's risk profile, including as a result of any significant acquisitions. The Company submitted its board-approved 2012 capital plan to the FRB on January 6, 2012.

Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments	12 Months Ended
Dec. 31, 2011
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased Under Resale Agreements and Other Short-Term Investments [Text Block]

The following table provides the detail of federal funds sold, securities purchased under resale agreements, and other short-term investments.

	December 31,
(in millions)	2011	2010
Federal funds sold and securities
purchased under resale agreements	$24,255	24,880
Interest-earning deposits	18,917	53,433
Other short-term investments	1,195	2,324
Total	$44,367	80,637

We receive collateral from other entities under resale agreements and securities borrowings. For additional information, see Note 14.

Securities Available for Sale	12 Months Ended
Dec. 31, 2011
Securities Available for Sale [Abstract]
Securities Available For Sale

The following table provides the cost and fair value for the major categories of securities available for sale carried at fair value. There were no securities classified as held to maturity as of the periods presented.

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$6,920	59	(11)	6,968
Securities of U.S. states and political subdivisions	32,307	1,169	(883)	32,593
Mortgage-backed securities:
Federal agencies	92,279	4,485	(10)	96,754
Residential	16,997	1,253	(414)	17,836
Commercial	17,829	1,249	(928)	18,150
Total mortgage-backed securities	127,105	6,987	(1,352)	132,740
Corporate debt securities	17,921	769	(286)	18,404
Collateralized debt obligations (1)	8,650	298	(349)	8,599
Other (2)	19,739	378	(225)	19,892
Total debt securities	212,642	9,660	(3,106)	219,196
Marketable equity securities:
Perpetual preferred securities	2,396	185	(54)	2,527
Other marketable equity securities	533	366	(9)	890
Total marketable equity securities	2,929	551	(63)	3,417
Total (3)	$215,571	10,211	(3,169)	222,613

December 31, 2010

Securities of U.S. Treasury and federal agencies	$1,570	49	(15)	1,604
Securities of U.S. states and political subdivisions	18,923	568	(837)	18,654
Mortgage-backed securities:
Federal agencies	78,578	3,555	(96)	82,037
Residential	18,294	2,398	(489)	20,203
Commercial	12,990	1,199	(635)	13,554
Total mortgage-backed securities	109,862	7,152	(1,220)	115,794
Corporate debt securities	9,015	1,301	(37)	10,279
Collateralized debt obligations (1)	4,638	369	(229)	4,778
Other (2)	16,063	576	(283)	16,356
Total debt securities	160,071	10,015	(2,621)	167,465
Marketable equity securities:
Perpetual preferred securities	3,671	250	(89)	3,832
Other marketable equity securities	587	771	(1)	1,357
Total marketable equity securities	4,258	1,021	(90)	5,189
Total (3)	$164,329	11,036	(2,711)	172,654

  Includes collateralized loan obligations with both a cost basis and fair value of $8.1 billion, at December 31, 2011, and $4.0 billion and $4.2 billion, respectively, at December 31, 2010.
  Included in the “Other” category are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $6.7 billion each at December 31, 2011, and $6.2 billion and $6.4 billion, respectively, at December 31, 2010. Also included in the "Other" category are asset-backed securities collateralized by home equity loans with a cost basis and fair value of $846 million and $932 million, respectively, at December 31, 2011, and $927 million and $1.1 billion, respectively, at December 31, 2010. The remaining balances primarily include asset-backed securities collateralized by credit cards and student loans.
  At December 31, 2011 and 2010, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders' equity.

Gross Unrealized Losses and Fair Value

The following table shows the gross unrealized losses and fair value of securities in the securities available-for-sale portfolio by length of time that individual securities in each category had been in a continuous loss position. Debt securities on which we have taken credit-related OTTI write-downs are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-	(11)	5,473
Securities of U.S. states and political subdivisions	(229)	8,501	(654)	4,348	(883)	12,849
Mortgage-backed securities:
Federal agencies	(7)	2,392	(3)	627	(10)	3,019
Residential	(80)	3,780	(334)	3,440	(414)	7,220
Commercial	(157)	3,183	(771)	3,964	(928)	7,147
Total mortgage-backed securities	(244)	9,355	(1,108)	8,031	(1,352)	17,386
Corporate debt securities	(205)	8,107	(81)	167	(286)	8,274
Collateralized debt obligations	(150)	4,268	(199)	613	(349)	4,881
Other	(55)	3,002	(170)	841	(225)	3,843
Total debt securities	(894)	38,706	(2,212)	14,000	(3,106)	52,706
Marketable equity securities:
Perpetual preferred securities	(13)	316	(41)	530	(54)	846
Other marketable equity securities	(9)	61	-	-	(9)	61
Total marketable equity securities	(22)	377	(41)	530	(63)	907
Total	$(916)	39,083	(2,253)	14,530	(3,169)	53,613

December 31, 2010

Securities of U.S. Treasury and federal agencies	$(15)	544	-	-	(15)	544
Securities of U.S. states and political subdivisions	(322)	6,242	(515)	2,720	(837)	8,962
Mortgage-backed securities:
Federal agencies	(95)	8,103	(1)	60	(96)	8,163
Residential	(35)	1,023	(454)	4,440	(489)	5,463
Commercial	(9)	441	(626)	5,141	(635)	5,582
Total mortgage-backed securities	(139)	9,567	(1,081)	9,641	(1,220)	19,208
Corporate debt securities	(10)	477	(27)	157	(37)	634
Collateralized debt obligations	(13)	679	(216)	456	(229)	1,135
Other	(13)	1,985	(270)	757	(283)	2,742
Total debt securities	(512)	19,494	(2,109)	13,731	(2,621)	33,225
Marketable equity securities:
Perpetual preferred securities	(41)	962	(48)	467	(89)	1,429
Other marketable equity securities	-	-	(1)	7	(1)	7
Total marketable equity securities	(41)	962	(49)	474	(90)	1,436
Total	$(553)	20,456	(2,158)	14,205	(2,711)	34,661

We do not have the intent to sell any securities included in the previous table. For debt securities included in the table, we have concluded it is more likely than not that we will not be required to sell prior to recovery of the amortized cost basis. We have assessed each security with gross unrealized losses for credit impairment. For debt securities, we evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the securities' amortized cost basis. For equity securities, we consider numerous factors in determining whether impairment exists, including our intent and ability to hold the securities for a period of time sufficient to recover the cost basis of the securities.

       See Note 1 – “Securities” for the factors that we consider in our analysis of OTTI for debt and equity securities available for sale.

Securities of U.S. Treasury and federal agencies and federal agency mortgage-backed securities (MBS) The unrealized losses associated with U.S. Treasury and federal agency securities and federal agency MBS are primarily driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.

Securities of U.S. states and political subdivisions The unrealized losses associated with securities of U.S. states and political subdivisions are primarily driven by changes in interest rates and not due to the credit quality of the securities. Substantially all of these investments are investment grade. The securities were generally underwritten in accordance with our own investment standards prior to the decision to purchase. Some of these securities are guaranteed by a bond insurer, but we did not rely on this guarantee in making our investment decision. These investments will continue to be monitored as part of our ongoing impairment analysis, but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.

Residential and commercial MBS The unrealized losses associated with private residential MBS and commercial MBS are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We estimate losses to a security by forecasting the underlying mortgage loans in each transaction. We use forecasted loan performance to project cash flows to the various tranches in the structure. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Corporate Debt Securities The unrealized losses associated with corporate debt securities are primarily related to unsecured debt obligations issued by various corporations. We evaluate the financial performance of each issuer on a quarterly basis to determine that the issuer can make all contractual principal and interest payments. Based upon this assessment, we expect to recover the entire amortized cost basis of these securities.

Collateralized Debt Obligations (CDOs) The unrealized losses associated with CDOs relate to securities primarily backed by commercial, residential or other consumer collateral. The unrealized losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Other Debt Securities The unrealized losses associated with other debt securities primarily relate to other asset-backed securities. The losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Marketable Equity Securities Our marketable equity securities include investments in perpetual preferred securities, which provide very attractive tax-equivalent yields. We evaluated these hybrid financial instruments with investment-grade ratings for impairment using an evaluation methodology similar to that used for debt securities. Perpetual preferred securities are not considered to be other-than-temporarily impaired if there is no evidence of credit deterioration or investment rating downgrades of any issuers to below investment grade, and we expect to continue to receive full contractual payments. We will continue to evaluate the prospects for these securities for recovery in their market value in accordance with our policy for estimating OTTI. We have recorded impairment write-downs on perpetual preferred securities where there was evidence of credit deterioration.

OTHER SECURITIES AVAILABLE FOR SALE MATTERS        The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the residential and commercial MBS or other securities deteriorate and our credit enhancement levels do not provide sufficient protection to our contractual principal and interest. As a result, there is a risk that significant OTTI may occur in the future.

       The following table shows the gross unrealized losses and fair value of debt and perpetual preferred securities available for sale by those rated investment grade and those rated less than investment grade, according to their lowest credit rating by Standard & Poor's Rating Services (S&P) or Moody's Investors Service (Moody's). Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody's, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, securities rated below investment grade, labeled as “speculative grade” by the rating agencies, are considered to be distinctively higher credit risk than investment grade securities. We have also included securities not rated by S&P or Moody's in the table below based on the internal credit grade of the securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated securities categorized as investment grade based on internal credit grades were $207 million and $6.2 billion, respectively, at December 31, 2011, and $83 million and $1.3 billion, respectively, at December 31, 2010.  If an internal credit grade was not assigned, we categorized the security as non-investment grade.

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-
Securities of U.S. states and political subdivisions	(781)	12,093	(102)	756
Mortgage-backed securities:
Federal agencies	(10)	3,019	-	-
Residential	(39)	2,503	(375)	4,717
Commercial	(429)	6,273	(499)	874
Total mortgage-backed securities	(478)	11,795	(874)	5,591
Corporate debt securities	(165)	7,156	(121)	1,118
Collateralized debt obligations	(185)	4,597	(164)	284
Other	(186)	3,458	(39)	385
Total debt securities	(1,806)	44,572	(1,300)	8,134
Perpetual preferred securities	(53)	833	(1)	13
Total	$(1,859)	45,405	(1,301)	8,147

December 31, 2010

Securities of U.S. Treasury and federal agencies	$(15)	544	-	-
Securities of U.S. states and political subdivisions	(722)	8,423	(115)	539
Mortgage-backed securities:
Federal agencies	(96)	8,163	-	-
Residential	(23)	888	(466)	4,575
Commercial	(299)	4,679	(336)	903
Total mortgage-backed securities	(418)	13,730	(802)	5,478
Corporate debt securities	(22)	330	(15)	304
Collateralized debt obligations	(42)	613	(187)	522
Other	(180)	2,510	(103)	232
Total debt securities	(1,399)	26,150	(1,222)	7,075
Perpetual preferred securities	(81)	1,327	(8)	102
Total	$(1,480)	27,477	(1,230)	7,177

Contractual Maturities

The following table shows the remaining contractual maturities and contractual yields of debt securities available for sale. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

			Remaining contractual principal maturity
		Weighted-			After one year		After five years
	Total	average	Within one year		through five years		through ten years		After ten years
(in millions)	amount	yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2011

Securities of U.S. Treasury
and federal agencies	$6,968	0.91%	$57	0.48%	$6,659	0.84%	$194	2.73%	$58	3.81%
Securities of U.S. states and
political subdivisions	32,593	4.94	520	3.02	11,679	2.90	2,692	5.31	17,702	6.28
Mortgage-backed securities:
Federal agencies	96,754	4.39	1	6.47	442	4.02	1,399	3.07	94,912	4.42
Residential	17,836	4.51	-	-	-	-	640	1.88	17,196	4.61
Commercial	18,150	5.40	-	-	-	-	87	3.33	18,063	5.41
Total mortgage-backed
securities	132,740	4.55	1	6.47	442	4.02	2,126	2.72	130,171	4.58
Corporate debt securities	18,404	4.64	815	5.57	11,022	3.40	4,691	6.67	1,876	6.38
Collateralized debt
obligations	8,599	1.10	-	-	540	1.61	6,813	1.00	1,246	1.42
Other	19,892	1.89	506	2.29	12,963	1.75	3,149	2.04	3,274	2.29
Total debt securities
at fair value	$219,196	4.12%	$1,899	3.85%	$43,305	2.36%	$19,665	3.31%	$154,327	4.72%

December 31, 2010

Securities of U.S. Treasury
and federal agencies	$1,604	2.54%	$9	5.07%	$641	1.72%	$852	2.94%	$102	4.15%
Securities of U.S. states and
political subdivisions	18,654	5.99	322	3.83	3,210	3.57	1,884	6.13	13,238	6.60
Mortgage-backed securities:
Federal agencies	82,037	5.01	5	6.63	28	6.58	420	5.23	81,584	5.00
Residential	20,203	4.98	-	-	-	-	341	3.20	19,862	5.01
Commercial	13,554	5.39	-	-	1	1.38	215	5.28	13,338	5.39
Total mortgage-backed
securities	115,794	5.05	5	6.63	29	6.38	976	4.53	114,784	5.05
Corporate debt securities	10,279	5.94	545	7.82	3,853	6.01	4,817	5.62	1,064	6.21
Collateralized debt obligations	4,778	0.80	-	-	545	0.88	2,581	0.72	1,652	0.90
Other	16,356	2.53	1,588	2.89	7,887	3.00	4,367	2.01	2,514	1.72
Total debt securities
at fair value	$167,465	4.81%	$2,469	4.12%	$16,165	3.72%	$15,477	3.63%	$133,354	5.10%

Realized Gains and Losses

The following table shows the gross realized gains and losses on sales and OTTI write-downs related to the securities available-for-sale portfolio, which includes marketable equity securities, as well as net realized gains and losses on nonmarketable equity securities (see Note 7 – Other Assets).

	Year ended December 31,
(in millions)	2011	2010	2009
Gross realized gains	$1,305	645	1,601
Gross realized losses	(70)	(32)	(160)
OTTI write-downs	(541)	(692)	(1,094)
Net realized gains (losses) from
securities available for sale	694	(79)	347
Net realized gains (losses) from principal
and private equity investments	842	534	(289)
Net realized gains from
debt securities and
equity investments	$1,536	455	58

Other-Than-Temporary Impairment

The following table shows the detail of total OTTI write-downs included in earnings for debt securities and marketable and nonmarketable equity securities.

	Year ended December 31,
(in millions)	2011	2010	2009
OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$2	16	7
Mortgage-backed securities:
Federal agencies (1)	-	267	-
Residential	252	175	595
Commercial	101	120	137
Corporate debt securities	3	10	69
Collateralized debt obligations	1	15	125
Other debt securities	64	69	79
Total debt securities	423	672	1,012
Equity securities:
Marketable equity securities:
Perpetual preferred securities	96	15	50
Other marketable equity securities	22	5	32
Total marketable equity securities	118	20	82
Total securities available for sale	541	692	1,094
Nonmarketable equity securities	170	248	573
Total OTTI write-downs included in earnings	$711	940	1,667

  For the year ended December 31, 2010, amount represents OTTI recognized on federal agency MBS because we had the intent to sell, of which $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.

Other-Than-Temporarily Impaired Debt Securities

The following table shows the detail of OTTI write-downs on debt securities available for sale included in earnings and the related changes in OCI for the same securities.

	Year ended December 31,
(in millions)	2011	2010	2009
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$422	400	982
Intent-to-sell OTTI (1)	1	272	30
Total recorded as part of gross realized losses	423	672	1,012
Recorded directly to OCI for non-credit-related impairment:
U.S. states and political subdivisions	(1)	(4)	3
Residential mortgage-backed securities	(171)	(326)	1,124
Commercial mortgage-backed securities	105	138	179
Corporate debt securities	2	(1)	(2)
Collateralized debt obligations	4	54	20
Other debt securities	(13)	(33)	16
Total recorded directly to OCI for increase (decrease) in non-credit-related impairment (2)	(74)	(172)	1,340
Total OTTI losses recorded on debt securities	$349	500	2,352

  For the year ended December 31, 2010, amount includes $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.
  Represents amounts recorded to OCI on debt securities in periods OTTI write-downs have occurred. Changes in fair value in subsequent periods on such securities, to the extent additional credit-related OTTI did not occur, are not reflected in this total. Increases represent OTTI write-downs recorded to OCI on debt securities in the periods non-credit related impairment has occurred. Decreases represent partial recoveries in the fair value of securities due to factors other than credit, where the increase in fair value was not sufficient to recover the full amount of the unrealized loss on such securities.

The following table presents a rollforward of the credit loss component of OTTI recognized in earnings for debt securities we still own (referred to as “credit-impaired” debt securities). The credit loss component of the amortized cost represents the difference between the present value of expected future cash flows discounted using the security's current effective interest rate and the amortized cost basis of the security prior to considering credit losses. OTTI recognized in earnings for credit-impaired debt securities is presented as additions and is classified into one of two components based upon whether the current period is the first time the debt security was credit-impaired (initial credit impairment) or if the debt security was previously credit-impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe we will be required to sell previously credit-impaired debt securities. Additionally, the credit loss component is reduced if we receive or expect to receive cash flows in excess of what we previously expected to receive over the remaining life of the credit-impaired debt security, the security matures or is fully written down.

       Changes in the credit loss component of credit-impaired debt securities that we do not intend to sell were:

	Year ended December 31,
(in millions)	2011	2010	2009
Credit loss component, beginning of year	$1,043	1,187	471
Additions:
Initial credit impairments	87	122	625
Subsequent credit impairments	335	278	357
Total additions	422	400	982
Reductions:
For securities sold	(160)	(263)	(255)
For securities derecognized due to changes in consolidation status of variable interest entities	(2)	(242)	-
Due to change in intent to sell or requirement to sell	-	(2)	(1)
For recoveries of previous credit impairments (1)	(31)	(37)	(10)
Total reductions	(193)	(544)	(266)
Credit loss component, end of year	$1,272	1,043	1,187

  Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.

For asset-backed securities (e.g., residential MBS), we estimate expected future cash flows of the security by estimating the expected future cash flows of the underlying collateral and applying those collateral cash flows, together with any credit enhancements such as subordinated interests owned by third parties, to the security. The expected future cash flows of the underlying collateral are determined using the remaining contractual cash flows adjusted for future expected credit losses (which consider current delinquencies and nonperforming assets (NPAs), future expected default rates and collateral value by vintage and geographic region) and prepayments. The expected cash flows of the security are then discounted at the security's current effective interest rate to arrive at a present value amount. Total credit impairment losses on residential MBS that we do not intend to sell are shown in the table below. The table also presents a summary of the significant inputs considered in determining the measurement of the credit loss component recognized in earnings for residential MBS.

	Year ended December 31,
($ in millions)	2011	2010	2009
Credit impairment losses on residential MBS
Investment grade	$5	5	24
Non-investment grade	247	170	567
Total credit impairment losses on residential MBS	$252	175	591

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan losses (1):
Range (2)	0-48%	1-43	0-58
Credit impairment distribution (3):
0 - 10% range	42	52	56
10 - 20% range	18	29	27
20 - 30% range	28	17	12
Greater than 30%	12	2	5
Weighted average (4)	12	9	11
Current subordination levels (5):
Range (2)	0-25	0-25	0-44
Weighted average (4)	4	7	8
Prepayment speed (annual CPR (6)):
Range (2)	3-19	2-27	5-25
Weighted average (4)	11	14	11

  Represents future expected credit losses on underlying pool of loans expressed as a percentage of total current outstanding loan balance.
  Represents the range of inputs/assumptions based upon the individual securities within each category.
  Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 42% of credit impairment losses recognized in earnings for the year ended December 31, 2011, had expected remaining life of loan loss assumptions of 0 to 10%.
  Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
  Represents current level of credit protection (subordination) for the securities, expressed as a percentage of total current underlying loan balance.
  Constant prepayment rate.

Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Credit Losses [Abstract]
Loans and Allowance for Credit Losses

The following table presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include a total net reduction of $9.3 billion and $11.3 billion at December 31, 2011 and 2010, respectively, for unearned income, net deferred loan fees, and unamortized discounts and premiums. Outstanding balances also include PCI loans net of any remaining purchase accounting adjustments. Information about PCI loans is presented separately in the “Purchased Credit-Impaired Loans” section of this Note.

	December 31,
(in millions)	2011	2010	2009	2008	2007
Commercial:
Commercial and industrial	$167,216	151,284	158,352	202,469	90,468
Real estate mortgage	105,975	99,435	97,527	94,923	36,747
Real estate construction	19,382	25,333	36,978	42,861	18,854
Lease financing	13,117	13,094	14,210	15,829	6,772
Foreign (1)	39,760	32,912	29,398	33,882	7,441
Total commercial	345,450	322,058	336,465	389,964	160,282
Consumer:
Real estate 1-4 family first mortgage	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage	85,991	96,149	103,708	110,164	75,565
Credit card	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment	86,460	86,565	89,058	93,253	56,171
Total consumer	424,181	435,209	446,305	474,866	221,913
Total loans	$769,631	757,267	782,770	864,830	382,195

  Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign if the borrower's primary address is outside of the United States.

Loan concentrations may exist when there are amounts loaned to borrowers engaged in similar activities or similar types of loans extended to a diverse group of borrowers that would cause them to be similarly impacted by economic or other conditions. At December 31, 2011 and 2010, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type. Our real estate 1-4 family mortgage loans to borrowers in the state of California represented approximately 13% of total loans at December 31, 2011 and 14% at December 31, 2010. For both periods, 3% of the amount were PCI loans. These loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 3% of total loans. We continuously monitor changes in real estate values and underlying economic or market conditions for all geographic areas of our real estate 1-4 family mortgage portfolio as part of our credit risk management process.

       Some of our real estate 1-4 family first and junior lien mortgage loans include an interest-only feature as part of the loan terms. These interest-only loans were approximately 21% of total loans at December 31, 2011 and 25% at December 31, 2010. Substantially all of these interest-only loans at origination were considered to be prime or near prime. We do not offer option adjustable-rate mortgage (ARM) products, nor do we offer variable-rate mortgage products with fixed payment amounts, commonly referred to within the financial services industry as negative amortizing mortgage loans.

       The following table summarizes the proceeds paid or received for purchases and sales of loans and transfers from (to) mortgages/loans held for sale at lower of cost or market. This loan activity primarily includes purchases or sales of commercial loan participation interests, whereby we receive or transfer a portion of a loan after origination. The table excludes PCI loans and loans recorded at fair value, including loans originated for sale because their loan activity normally does not impact the allowance for credit losses.

	2011			2010
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Year ended December 31,
Purchases (1)	$7,078	284	7,362	2,135	162	2,297
Sales	(4,705)	(1,018)	(5,723)	(5,930)	(553)	(6,483)
Transfers from/(to) MHFS/LHFS (1)	(164)	(75)	(239)	(1,461)	(82)	(1,543)

  The “Purchases” and “Transfers (from)/to MHFS/LHFS" categories exclude activity in government insured/guaranteed loans where Wells Fargo acts as servicer. On a net basis, this activity was $10.4 billion and $7.0 billion for the year ended December 31, 2011 and 2010, respectively.

Commitments to Lend

A commitment to extend credit is a legally binding agreement to lend funds to a customer, usually at a stated interest rate and for a specified purpose. These commitments have fixed expiration dates and generally require a fee. When we make such a commitment, we have credit risk. The liquidity requirements or credit risk will be lower than the contractual amount of commitments to extend credit because a significant portion of these commitments are expected to expire without being used. Certain commitments are subject to loan agreements with covenants regarding the financial performance of the customer or borrowing base formulas that must be met before we are required to fund the commitment. Also, in some cases we participate a portion of our commitment to others in an arrangement that reduces our contractual commitment amount. We use the same credit policies in extending credit for unfunded commitments and letters of credit that we use in making loans. See Note 14 for information on standby letters of credit.

       In addition, we manage the potential risk in credit commitments by limiting the total amount of arrangements, both by individual customer and in total, by monitoring the size and maturity structure of these portfolios and by applying the same credit standards for all of our credit activities.

For certain extensions of credit, we may require collateral, based on our assessment of a customer's credit risk. We hold various types of collateral, including accounts receivable, inventory, land, buildings, equipment, autos, financial instruments, income-producing commercial properties and residential real estate. Collateral requirements for each customer may vary according to the specific credit underwriting, terms and structure of loans funded immediately or under a commitment to fund at a later date.

       The contractual amount of our unfunded credit commitments, net of participations and net of all standby and commercial letters of credit issued under the terms of these commitments, is summarized by portfolio segment and class of financing receivable in the following table:

	December 31,
(in millions)	2011	2010
Commercial:
Commercial and industrial	$201,061	185,947
Real estate mortgage	5,419	4,596
Real estate construction	7,347	5,698
Foreign	6,083	7,775
Total commercial	219,910	204,016
Consumer:
Real estate 1-4 family first mortgage	37,185	36,562
Real estate 1-4 family
junior lien mortgage	55,207	58,618
Credit card	65,111	62,019
Other revolving credit and installment	17,617	18,458
Total consumer	175,120	175,657
Total unfunded
credit commitments	$395,030	379,673

Allowance for Credit Losses (ACL)

The ACL is management's estimate of credit losses inherent in the loan portfolio, including unfunded credit commitments, at the balance sheet date. We have an established process to determine the adequacy of the allowance for credit losses that assesses the losses inherent in our portfolio and related unfunded credit commitments. While we attribute portions of the allowance to specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio and unfunded credit commitments.

       Our process involves procedures to appropriately consider the unique risk characteristics of our commercial and consumer loan portfolio segments. For each portfolio segment, losses are estimated collectively for groups of loans with similar characteristics, individually or pooled for impaired loans or, for PCI loans, based on the changes in cash flows expected to be collected.

       Our allowance levels are influenced by loan volumes, loan grade migration or delinquency status, historic loss experience influencing loss factors, and other conditions influencing loss expectations, such as economic conditions.

Commercial Portfolio Segment ACL Methodology Generally, commercial loans are assessed for estimated losses by grading each loan using various risk factors as identified through periodic reviews. We apply historic grade-specific loss factors to the aggregation of each funded grade pool. These historic loss factors are also used to estimate losses for unfunded credit commitments. In the development of our statistically derived loan grade loss factors, we observe historical losses over a relevant period for each loan grade. These loss estimates are adjusted as appropriate based on additional analysis of long-term average loss experience compared to previously forecasted losses, external loss data or other risks identified from current economic conditions and credit quality trends.

       The allowance also includes an amount for the estimated impairment on nonaccrual commercial loans and commercial loans modified in a TDR, whether on accrual or nonaccrual status.

Consumer Portfolio Segment ACL Methodology For consumer loans, not identified as a TDR, we determine the allowance predominantly on a collective basis utilizing forecasted losses to represent our best estimate of inherent loss. We pool loans, generally by product types with similar risk characteristics, such as residential real estate mortgages and credit cards. As appropriate and to achieve greater accuracy, we may further stratify selected portfolios by sub-product, origination channel, vintage, loss type, geographic location and other predictive characteristics. Models designed for each pool are utilized to develop the loss estimates. We use assumptions for these pools in our forecast models, such as historic delinquency and default, loss severity, home price trends, unemployment trends, and other key economic variables that may influence the frequency and severity of losses in the pool.

       In determining the appropriate allowance attributable to our residential mortgage portfolio, we incorporate the default rates and high severity of loss for junior lien mortgages behind delinquent first lien mortgages into our loss forecasting calculations. In addition, the loss rates we use in determining our allowance include the impact of our established loan modification programs. When modifications occur or are probable to occur, our allowance considers the impact of these modifications, taking into consideration the associated credit cost, including re-defaults of modified loans and projected loss severity. Accordingly, the loss content associated with the effects of existing and probable loan modifications and junior lien mortgages behind delinquent first lien mortgages has been captured in our allowance methodology.

       We separately estimate impairment for consumer loans that have been modified in a TDR (including trial modifications), whether on accrual or nonaccrual status.

OTHER ACL MATTERS The allowance for credit losses for both portfolio segments includes an amount for imprecision or uncertainty that may change from period to period. This amount represents management's judgment of risks inherent in the processes and assumptions used in establishing the allowance. This imprecision considers economic environmental factors, modeling assumptions and performance, process risk, and other subjective factors, including industry trends and ongoing discussions with regulatory and government agencies regarding mortgage foreclosure-related matters.

       Impaired loans, which predominantly include nonaccrual commercial loans and any loans that have been modified in a TDR, have an estimated allowance calculated as the difference, if any, between the impaired value of the loan and the recorded investment in the loan. The impaired value of the loan is generally calculated as the present value of expected future cash flows from principal and interest which incorporates expected lifetime losses, discounted at the loan's effective interest rate. The allowance for a non-impaired loan is based solely on principal losses without consideration for timing of those losses. The allowance for an impaired loan that was modified in a TDR may be lower than the previously established allowance for that loan due to benefits received through modification, such as lower probability of default and/or severity of loss, and the impact of prior charge-offs or charge-offs at the time of the modification that may reduce or eliminate the need for an allowance.

       Commercial and consumer PCI loans may require an allowance subsequent to their acquisition. This allowance requirement is due to probable decreases in expected principal and interest cash flows (other than due to decreases in interest rate indices and changes in prepayment assumptions).

       The allowance for credit losses consists of the allowance for loan losses and the allowance for unfunded credit commitments. Changes in the allowance for credit losses were:

	Year ended December 31,
(in millions)	2011	2010	2009	2008	2007
Balance, beginning of year	$23,463	25,031	21,711	5,518	3,964
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Interest income on certain impaired loans (1)	(332)	(266)	-	-	-
Loan charge-offs:
Commercial:
Commercial and industrial	(1,598)	(2,775)	(3,365)	(1,653)	(629)
Real estate mortgage	(636)	(1,151)	(670)	(29)	(6)
Real estate construction	(351)	(1,189)	(1,063)	(178)	(14)
Lease financing	(38)	(120)	(229)	(65)	(33)
Foreign	(173)	(198)	(237)	(245)	(265)
Total commercial	(2,796)	(5,433)	(5,564)	(2,170)	(947)
Consumer:
Real estate 1-4 family first mortgage	(3,883)	(4,900)	(3,318)	(540)	(109)
Real estate 1-4 family junior lien mortgage	(3,763)	(4,934)	(4,812)	(2,204)	(648)
Credit card	(1,449)	(2,396)	(2,708)	(1,563)	(832)
Other revolving credit and installment	(1,724)	(2,437)	(3,423)	(2,300)	(1,913)
Total consumer	(10,819)	(14,667)	(14,261)	(6,607)	(3,502)
Total loan charge-offs	(13,615)	(20,100)	(19,825)	(8,777)	(4,449)
Loan recoveries:
Commercial:
Commercial and industrial	419	427	254	114	119
Real estate mortgage	143	68	33	5	8
Real estate construction	146	110	16	3	2
Lease financing	24	20	20	13	17
Foreign	45	53	40	49	65
Total commercial	777	678	363	184	211
Consumer:
Real estate 1-4 family first mortgage	405	522	185	37	22
Real estate 1-4 family junior lien mortgage	218	211	174	89	53
Credit card	251	218	180	147	120
Other revolving credit and installment	665	718	755	481	504
Total consumer	1,539	1,669	1,294	754	699
Total loan recoveries	2,316	2,347	1,657	938	910
Net loan charge-offs (2)	(11,299)	(17,753)	(18,168)	(7,839)	(3,539)
Allowances related to business combinations/other (3)	(63)	698	(180)	8,053	154
Balance, end of year	$19,668	23,463	25,031	21,711	5,518
Components:
Allowance for loan losses	$19,372	23,022	24,516	21,013	5,307
Allowance for unfunded credit commitments	296	441	515	698	211
Allowance for credit losses (4)	$19,668	23,463	25,031	21,711	5,518
Net loan charge-offs as a percentage of average total loans (2)	1.49%	2.30	2.21	1.97	1.03
Allowance for loan losses as a percentage of total loans (4)	2.52	3.04	3.13	2.43	1.39
Allowance for credit losses as a percentage of total loans (4)	2.56	3.10	3.20	2.51	1.44

  Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan's effective interest rate over the remaining life of the loan recognize reductions in allowance as interest income.
  For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.
  Includes $693 million for the year ended December 31, 2010, related to the adoption of consolidation accounting guidance on January 1, 2010.
  The allowance for credit losses includes $231 million, $298 million and $333 million at December 31, 2011, 2010 and 2009, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

The following table summarizes the activity in the allowance for credit losses by our commercial and consumer portfolio segments.

			2011			2010
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Year ended December 31,
Balance, beginning of year	$8,169	15,294	23,463	8,141	16,890	25,031
Provision for credit losses	365	7,534	7,899	4,913	10,840	15,753
Interest income on certain impaired loans	(161)	(171)	(332)	(139)	(127)	(266)

Loan charge-offs	(2,796)	(10,819)	(13,615)	(5,433)	(14,667)	(20,100)
Loan recoveries	777	1,539	2,316	678	1,669	2,347
Net loan charge-offs	(2,019)	(9,280)	(11,299)	(4,755)	(12,998)	(17,753)
Allowance related to business combinations/other	4	(67)	(63)	9	689	698
Balance, end of year	$6,358	13,310	19,668	8,169	15,294	23,463

The following table disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total

December 31, 2011

Collectively evaluated (1)	$4,060	8,699	12,759	328,117	376,785	704,902
Individually evaluated (2)	2,133	4,545	6,678	10,566	17,444	28,010
PCI (3)	165	66	231	6,767	29,952	36,719
Total	$6,358	13,310	19,668	345,450	424,181	769,631

December 31, 2010

Collectively evaluated (1)	$5,424	11,539	16,963	302,392	387,707	690,099
Individually evaluated (2)	2,479	3,723	6,202	11,731	14,007	25,738
PCI (3)	266	32	298	7,935	33,495	41,430
Total	$8,169	15,294	23,463	322,058	435,209	757,267

  Represents loans collectively evaluated for impairment in accordance with ASC 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for unimpaired loans.
  Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.
  Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 03-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Credit Quality

We monitor credit quality as indicated by evaluating various attributes and utilize such information in our evaluation of the adequacy of the allowance for credit losses. The following sections provide the credit quality indicators we most closely monitor. See the “Purchased Credit-Impaired Loans” section of this Note for credit quality information on our PCI portfolio.

       The majority of credit quality indicators are based on December 31, 2011 information, with the exception of updated FICO and updated loan-to-value (LTV)/combined LTV (CLTV), which are obtained at least quarterly. Generally, these indicators are updated in the second month of each quarter, with updates no older than September 30, 2011.

Commercial Credit Quality Indicators In addition to monitoring commercial loan concentration risk, we manage a consistent process for assessing commercial loan credit quality. Commercial loans are subject to individual risk assessment using our internal borrower and collateral quality ratings. Our ratings are aligned to Pass and Criticized categories. The Criticized category includes Special Mention, Substandard, and Doubtful categories which are defined by bank regulatory agencies.

       The following table provides a breakdown of outstanding commercial loans by risk category. Both the CRE mortgage and construction criticized totals are relatively high as a result of the current conditions in the real estate market. Of the $29.3 billion in criticized CRE loans, $6.0 billion has been placed on nonaccrual status and written down to net realizable value. CRE loans have a high level of monitoring in place to manage these assets and mitigate any loss exposure.

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2011

By risk category:
Pass	$144,980	80,215	10,865	12,455	36,567	285,082
Criticized	21,837	22,490	6,772	662	1,840	53,601
Total commercial loans (excluding PCI)	166,817	102,705	17,637	13,117	38,407	338,683
Total commercial PCI loans (carrying value)	399	3,270	1,745	-	1,353	6,767
Total commercial loans	$167,216	105,975	19,382	13,117	39,760	345,450

December 31, 2010

By risk category:
Pass	$126,058	70,597	11,256	12,411	30,341	250,663
Criticized	24,508	25,983	11,128	683	1,158	63,460
Total commercial loans (excluding PCI)	150,566	96,580	22,384	13,094	31,499	314,123
Total commercial PCI loans (carrying value)	718	2,855	2,949	-	1,413	7,935
Total commercial loans	$151,284	99,435	25,333	13,094	32,912	322,058

       The following table provides past due information for commercial loans, which we monitor as part of our credit risk management practices

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2011

By delinquency status:
Current-29 DPD and still accruing	$163,583	97,410	15,471	12,934	38,122	327,520
30-89 DPD and still accruing	939	954	187	130	232	2,442
90+ DPD and still accruing	153	256	89	-	6	504
Nonaccrual loans	2,142	4,085	1,890	53	47	8,217
Total commercial loans (excluding PCI)	166,817	102,705	17,637	13,117	38,407	338,683
Total commercial PCI loans (carrying value)	399	3,270	1,745	-	1,353	6,767
Total commercial loans	$167,216	105,975	19,382	13,117	39,760	345,450

December 31, 2010

By delinquency status:
Current-29 DPD and still accruing	$146,135	90,233	19,005	12,927	31,350	299,650
30-89 DPD and still accruing	910	1,016	510	59	-	2,495
90+ DPD and still accruing	308	104	193	-	22	627
Nonaccrual loans	3,213	5,227	2,676	108	127	11,351
Total commercial loans (excluding PCI)	150,566	96,580	22,384	13,094	31,499	314,123
Total commercial PCI loans (carrying value)	718	2,855	2,949	-	1,413	7,935
Total commercial loans	$151,284	99,435	25,333	13,094	32,912	322,058

Consumer Credit Quality Indicators We have various classes of consumer loans that present respective unique risks. Loan delinquency, FICO credit scores and LTV for loan types are common credit quality indicators that we monitor and utilize in our evaluation of the adequacy of the allowance for credit losses for the consumer portfolio segment.

       The majority of our loss estimation techniques used for the allowance for credit losses rely on delinquency matrix models or delinquency roll rate models. Therefore, delinquency is an important indicator of credit quality and the establishment of our allowance for credit losses.

The following table provides the outstanding balances of our consumer portfolio by delinquency status.

	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

December 31, 2011

By delinquency status:
Current-29 DPD	$156,985	83,033	22,125	69,712	331,855
30-59 DPD	4,075	786	211	963	6,035
60-89 DPD	2,012	501	154	275	2,942
90-119 DPD	1,152	382	135	127	1,796
120-179 DPD	1,704	537	211	33	2,485
180+ DPD	6,665	546	-	4	7,215
Government insured/guaranteed loans (1)	26,555	-	-	15,346	41,901
Total consumer loans (excluding PCI)	199,148	85,785	22,836	86,460	394,229
Total consumer PCI loans (carrying value)	29,746	206	-	-	29,952
Total consumer loans	$228,894	85,991	22,836	86,460	424,181

December 31, 2010 (2)

By delinquency status:
Current-29 DPD	$164,558	92,512	21,276	67,129	345,475
30-59 DPD	4,516	917	262	1,261	6,956
60-89 DPD	2,173	608	207	376	3,364
90-119 DPD	1,399	476	190	171	2,236
120-179 DPD	2,080	764	324	58	3,226
180+ DPD	6,750	622	1	117	7,490
Government insured/guaranteed loans (1)	15,514	-	-	17,453	32,967
Total consumer loans (excluding PCI)	196,990	95,899	22,260	86,565	401,714
Total consumer PCI loans (carrying value)	33,245	250	-	-	33,495
Total consumer loans	$230,235	96,149	22,260	86,565	435,209

  Represents loans whose repayments are insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the Federal Family Education Loan Program (FFELP). In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.
  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.

       Of the $11.5 billion of loans that are 90 days or more past due at December 31, 2011, $1.5 billion was accruing, compared with $13.0 billion past due and $2.0 billion accruing at December 31, 2010.

       Real estate 1-4 family first mortgage loans 180 days or more past due totaled $6.7 billion, or 3.3%, of total first mortgages (excluding PCI), at December 31, 2011, compared with $6.8 billion, or 3.4%, at December 31, 2010. The aging of the delinquent real estate 1-4 family first mortgage loans is a result of the prolonged foreclosure process and our effort to help customers stay in their homes through various loan modification programs, as loans continue to age until these processes are complete.

       The following table provides a breakdown of our consumer portfolio by updated FICO. We obtain FICO scores at loan origination and the scores are updated at least quarterly. FICO is not available for certain loan types. In addition, FICO may not be obtained if we deem it unnecessary due to strong collateral and other borrower attributes, primarily securities-based margin loans of $5.0 billion and $4.1 billion at December 31, 2011 and 2010, respectively. The majority of our portfolio is underwritten with a FICO score of 680 and above.

	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

December 31, 2011

By updated FICO:
< 600	$21,604	7,428	2,323	8,921	40,276
600-639	10,978	4,086	1,787	6,222	23,073
640-679	15,563	7,187	3,383	9,350	35,483
680-719	23,622	12,497	4,697	10,465	51,281
720-759	27,417	17,574	4,760	9,936	59,687
760-799	47,337	24,979	3,517	11,163	86,996
800+	21,381	10,247	1,969	5,674	39,271
No FICO available	4,691	1,787	400	4,393	11,271
FICO not required	-	-	-	4,990	4,990
Government insured/guaranteed loans (1)	26,555	-	-	15,346	41,901
Total consumer loans (excluding PCI)	199,148	85,785	22,836	86,460	394,229
Total consumer PCI loans (carrying value)	29,746	206	-	-	29,952
Total consumer loans	$228,894	85,991	22,836	86,460	424,181

December 31, 2010 (2)

By updated FICO:
< 600	$26,013	9,126	2,872	10,806	48,817
600-639	11,105	4,457	1,826	5,965	23,353
640-679	16,202	7,678	3,305	8,344	35,529
680-719	25,549	13,759	4,522	9,480	53,310
720-759	29,443	20,334	4,441	8,808	63,026
760-799	47,250	27,222	3,215	9,357	87,044
800+	19,719	10,607	1,794	4,692	36,812
No FICO available	6,195	2,716	285	7,528	16,724
FICO not required	-	-	-	4,132	4,132
Government insured/guaranteed loans (1)	15,514	-	-	17,453	32,967
Total consumer loans (excluding PCI)	196,990	95,899	22,260	86,565	401,714
Total consumer PCI loans (carrying value)	33,245	250	-	-	33,495
Total consumer loans	$230,235	96,149	22,260	86,565	435,209

  Represents loans whose repayments are insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under FFELP. In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.
  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.

       LTV refers to the ratio comparing the loan's balance to the property's collateral value. CLTV refers to the combination of first mortgage and junior lien mortgage (including unused line amounts for credit line products) ratios. LTVs and CLTVs are updated quarterly using a cascade approach which first uses values provided by automated valuation models (AVMs) for the property. If an AVM is not available, then the value is estimated using the original appraised value adjusted by the change in Home Price Index (HPI) for the property location. If an HPI is not available, the original appraised value is used. The HPI value is normally the only method considered for high value properties as the AVM values have proven less accurate for these properties.

       The following table shows the most updated LTV and CLTV distribution of the real estate 1-4 family first and junior lien mortgage loan portfolios. In recent years, the residential real estate markets have experienced significant declines in property values and several markets, particularly California and Florida have experienced declines that turned out to be more significant than the national decline. These trends are considered in the way that we monitor credit risk and establish our allowance for credit losses. LTV does not necessarily reflect the likelihood of performance of a given loan, but does provide an indication of collateral value. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV primarily due to industry data availability and portfolios acquired from or serviced by other institutions.

	December 31, 2011			December 31, 2010 (1)
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$46,476	12,694	59,170	47,808	14,814	62,622
60.01-80%	46,831	15,722	62,553	42,542	17,744	60,286
80.01-100%	36,764	20,290	57,054	39,497	24,255	63,752
100.01-120% (2)	21,116	15,829	36,945	24,147	17,887	42,034
> 120% (2)	18,608	18,626	37,234	24,243	18,628	42,871
No LTV/CLTV available	2,798	2,624	5,422	3,239	2,571	5,810
Government insured/guaranteed loans (3)	26,555	-	26,555	15,514	-	15,514
Total consumer loans (excluding PCI)	199,148	85,785	284,933	196,990	95,899	292,889
Total consumer PCI loans (carrying value)	29,746	206	29,952	33,245	250	33,495
Total consumer loans	$228,894	85,991	314,885	230,235	96,149	326,384

  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.
  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
  Represents loans whose repayments are insured by the FHA or guaranteed by the VA. In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.

Nonaccrual Loans The following table provides loans on nonaccrual status. PCI loans are excluded from this table due to the existence of the accretable yield.

	December 31,
(in millions)	2011	2010
Commercial:
Commercial and industrial	$2,142	3,213
Real estate mortgage	4,085	5,227
Real estate construction	1,890	2,676
Lease financing	53	108
Foreign	47	127
Total commercial (1)	8,217	11,351
Consumer:
Real estate 1-4 family first mortgage (2)	10,913	12,289
Real estate 1-4 family junior lien mortgage	1,975	2,302
Other revolving credit and installment	199	300
Total consumer	13,087	14,891
Total nonaccrual loans
(excluding PCI)	$21,304	26,242

  Includes LHFS of $25 million and $3 million at December 31, 2011 and 2010, respectively.
  Includes MHFS of $301 million and $426 million at December 31, 2011 and 2010, respectively.

LOANS 90 Days OR MORE Past Due and Still Accruing Certain loans 90 days or more past due as to interest or principal are still accruing, because they are (1) well-secured and in the process of collection or (2) real estate 1-4 family mortgage loans or consumer loans exempt under regulatory rules from being classified as nonaccrual until later delinquency, usually 120 days past due. PCI loans of $8.7 billion at December 31, 2011, and $11.6 billion at December 31, 2010, are excluded from this disclosure even though they are 90 days or more contractually past due. These PCI loans are considered to be accruing due to the existence of the accretable yield and not based on consideration given to contractual interest payments. Loans 90 days or more past due and still accruing whose repayments are insured by the Federal Housing Administration (FHA) or predominantly guaranteed by the Department of Veterans Affairs (VA) for mortgages and the U.S. Department of Education for student loans under the Federal Family Education Loan Program were $20.5 billion at December 31, 2011, up from $15.8 billion at December 31, 2010, due primarily to growth in the FHA/VA portfolio over the past two years and the subsequent seasoning of those loans.

       The following table shows non-PCI loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.

	December 31,
(in millions)	2011	2010
Loan 90 days or more past due and still accruing:
Total (excluding PCI):	$22,569	18,488
Less: FHA insured/VA guaranteed (1)	19,240	14,733
Less: Student loans guaranteed
under the FFELP (2)	1,281	1,106
Total, not government
insured/guaranteed	$2,048	2,649

By segment and class, not government
insured/guaranteed:
Commercial:
Commercial and industrial	$153	308
Real estate mortgage	256	104
Real estate construction	89	193
Foreign	6	22
Total commercial	504	627
Consumer:
Real estate 1-4 family first mortgage (3)	781	941
Real estate 1-4 family junior lien mortgage (3)	279	366
Credit card	346	516
Other revolving credit and installment	138	199
Total consumer	1,544	2,022
Total, not government
insured/guaranteed	$2,048	2,649

(1)	Represents loans whose repayments are insured by the FHA or guaranteed by the VA.
(2)	Represents loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP.
(3)	Includes mortgage held for sale 90 days or more past due and still accruing.

Impaired Loans The table below summarizes key information for impaired loans. Our impaired loans predominately include loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status. These impaired loans may have estimated loss which is included in the allowance for credit losses. Impaired loans exclude PCI loans. Upon our adoption of ASU No. 2011-02 in third quarter 2011, we identified commercial loans that were not previously included as impaired loans, which totaled $685 million with an associated allowance for credit losses of $54 million. The allowance for credit losses associated with these loans would have been measured under a collectively evaluated basis prior to adoption, but is now estimated on an individually evaluated basis. Our consumer loans were not impacted by the adoption of ASU No. 2011-02. Additionally, based on clarifying guidance from the Securities and Exchange Commission (SEC) received in December 2011, we now classify trial modifications as TDRs at the beginning of the trial period. The table below includes trial modifications that totaled $651 million at December 31, 2011. See the “Loans” section in Note 1 for our policies on impaired loans and PCI loans.

		Recorded investment
			Impaired loans
	Unpaid		with related	Related
	principal	Impaired	allowance for	allowance for
(in millions)	balance	loans	credit losses	credit losses

December 31, 2011

Commercial:
Commercial and industrial	$7,191	3,072	3,018	501
Real estate mortgage	7,490	5,114	4,637	1,133
Real estate construction	4,733	2,281	2,281	470
Lease financing	127	68	68	21
Foreign	185	31	31	8
Total commercial	19,726	10,566	10,035	2,133
Consumer:
Real estate 1-4 family first mortgage	16,494	14,486	13,909	3,380
Real estate 1-4 family junior lien mortgage	2,232	2,079	2,079	784
Credit card	593	593	593	339
Other revolving credit and installment	287	286	274	42
Total consumer	19,606	17,444	16,855	4,545
Total impaired loans (excluding PCI)	$39,332	28,010	26,890	6,678

December 31, 2010

Commercial:
Commercial and industrial	$8,190	3,600	3,276	607
Real estate mortgage	7,439	5,239	5,163	1,282
Real estate construction	4,676	2,786	2,786	548
Lease financing	149	91	91	34
Foreign	215	15	15	8
Total commercial	20,669	11,731	11,331	2,479
Consumer:
Real estate 1-4 family first mortgage	12,834	11,603	11,603	2,754
Real estate 1-4 family junior lien mortgage	1,759	1,626	1,626	578
Credit card	548	548	548	333
Other revolving credit and installment	231	230	230	58
Total consumer	15,372	14,007	14,007	3,723
Total impaired loans (excluding PCI)	$36,041	25,738	25,338	6,202

       Commitments to lend additional funds on loans whose terms have been modified in a TDR amounted to $3.8 billion and $1.2 billion at December 31, 2011 and 2010, respectively. A significant portion of these commitments relate to commercial and industrial loans, which, at the time of modification, had an amount of availability to the borrower that continues under the modified terms of the TDR. These TDRs totaled $1.8 billion and $345 million at December 31, 2011 and 2010, respectively.

       The following table provides the average recorded investment in impaired loans and the amount of interest income recognized for the full year on impaired loans after impairment by portfolio segment and class.

	Year ended December 31,
	2011		2010
	Average	Recognized	Average	Recognized
	recorded	interest	recorded	interest
(in millions)	investment	income	investment	income
Commercial:
Commercial and industrial	$3,282	105	4,098	64
Real estate mortgage	5,308	80	4,598	41
Real estate construction	2,481	70	3,203	28
Lease financing	80	-	166	-
Foreign	29	-	47	-
Total commercial	11,180	255	12,112	133
Consumer:
Real estate 1-4 family first mortgage	13,592	700	9,221	494
Real estate 1-4 family junior lien mortgage	1,962	76	1,443	55
Credit card	594	21	360	13
Other revolving credit and installment	270	27	132	3
Total consumer	16,418	824	11,156	565
Total impaired loans	$27,598	1,079	23,268	698

       The following table presents the average recorded investment in impaired loans and interest income recognized on impaired loans after impairment

	Year ended December 31,
(in millions)	2011	2010	2009

Average recorded investment in impaired loans	$27,598	23,268	10,557
Interest income:
Cash basis of accounting	$180	250	130
Other (1)	899	448	102
Total interest income	$1,079	698	232

  Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.

TROUBLED DEBT RESTRUCTURINGs (TDRs) When, for economic or legal reasons related to a borrower's financial difficulties, we grant a concession for other than an insignificant period of time to a borrower that we would not otherwise consider, the related loan is classified as a TDR. We do not consider any loans modified through a loan resolution such as foreclosure or short sale to be a TDR. The following table summarizes how our loans were modified as TDRs in 2011, including the financial effects of the modifications.

	Primary modification type (1)				Financial effects of modifications
						Weighted	Recorded
			Other			average	investment
		Interest	interest			interest	related to
		rate	rate		Charge-	rate	interest rate
(in millions)	Principal (2)	reduction	concessions (3)	Total	offs (4)	reduction	reduction
Year ended December 31, 2011
Commercial:
Commercial and industrial	$166	64	2,412	2,642	84	3.13%	$69
Real estate mortgage	113	146	1,894	2,153	24	1.46	160
Real estate construction	29	114	421	564	26	0.81	125
Lease financing	-	-	57	57	-	-	-
Foreign	-	-	22	22	-	-	-
Total commercial	308	324	4,806	5,438	134	1.55	354
Consumer:
Real estate 1-4 family first mortgage	1,629	1,908	934	4,471	293	3.27	3,322
Real estate 1-4 family junior lien mortgage	98	559	197	854	28	4.34	654
Credit card	-	336	-	336	2	10.77	260
Other revolving credit and installment	74	119	7	200	24	6.36	181
Trial modifications (5)	-	-	651	651	-	-	-
Total consumer	1,801	2,922	1,789	6,512	347	4.00	4,417
Total	$2,109	3,246	6,595	11,950	481	3.82%	$4,771

  Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs with multiple types of concessions are presented only once in the table in the first category type based on the order presented.
  Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.
  Other interest rate concessions include loans modified to an interest rate that is not commensurate with the credit risk, even though the rate may have been increased. These modifications would include renewals, term extensions, and other interest adjustments, but exclude modifications that also forgive principal and/or reduce the interest rate.
  Charge-offs include write-downs of the investment in the loan in the period of modification. In some cases, the amount of charge-offs will differ from the modification terms if the loan has already been charged down based on our policies. Modifications resulted in forgiving principal (actual, contingent or deferred) of $577 million in 2011.
  Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified.

The previous table presents information on all loan modifications classified as TDRs. We may require some borrowers experiencing financial difficulty to make trial payments generally for a period of three to four months, according to terms of a planned permanent modification, to determine if they can perform according to those terms. Based on clarifying guidance from the SEC in December 2011, these arrangements represent trial modifications, which we classify and account for as TDRs. The trial period terms are developed in accordance with our proprietary programs or the U.S. Treasury's Making Homes Affordable programs for real estate 1-4 family first lien (i.e. Home Affordable Modification Program – HAMP) and junior lien (i.e. Second Lien Modification Program – 2MP) mortgage loans. At December 31, 2011, we had $421 million, $46 million, and $184 million of loans in a trial modification period under HAMP, 2MP, and proprietary programs, respectively. While loans are in trial payment programs their original terms are not considered modified and they continue to advance through delinquency status and accrue interest according to their original terms. The planned modifications for these arrangements predominantly involve interest rate reductions or other interest rate concessions. At December 31, 2011, trial modifications with a recorded investment of $310 million were accruing loans and $341 million were nonaccruing loans. Our recent experience is that most of the mortgages that enter a trial payment period program are successful in completing the program requirements and are then permanently modified at the end of the trial period. As previously discussed, our allowance process considers the impact of those modifications that are probable to occur including the associated credit cost and related re-default risk.

       The table below summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Year ended
December 31, 2011
Recorded
investment
(in millions)	of defaults
Commercial:
Commercial and industrial	$216
Real estate mortgage	331
Real estate construction	69
Lease financing	1
Foreign	1
Total commercial	618
Consumer:
Real estate 1-4 family first mortgage	1,110
Real estate 1-4 family junior lien mortgage	137
Credit card	156
Other revolving credit and installment	113
Total consumer	1,516
Total	$2,134

Purchased Credit-Impaired Loans

Substantially all of our PCI loans were acquired from Wachovia on December 31, 2008. The following table presents PCI loans net of any remaining purchase accounting adjustments.

		December 31,
(in millions)	2011	2010	2009	2008
Commercial:
Commercial and industrial	$399	718	1,911	4,580
Real estate mortgage	3,270	2,855	4,137	5,803
Real estate construction	1,745	2,949	5,207	6,462
Foreign	1,353	1,413	1,733	1,859
Total commercial	6,767	7,935	12,988	18,704
Consumer:
Real estate 1-4 family first mortgage	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage	206	250	331	728
Other revolving credit and installment	-	-	-	151
Total consumer	29,952	33,495	38,717	40,093
Total PCI loans (carrying value)	$36,719	41,430	51,705	58,797
Total PCI loans (unpaid principal balance)	$55,312	64,331	83,615	98,182

Accretable Yield The excess of cash flows expected to be collected over the carrying value of PCI loans is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pools of loans. The accretable yield is affected by:

  Changes in interest rate indices for variable rate PCI loans – Expected future cash flows are based on the variable rates in effect at the time of the regular evaluations of cash flows expected to be collected;
  Changes in prepayment assumptions – Prepayments affect the estimated life of PCI loans which may change the amount of interest income, and possibly principal, expected to be collected; and
  Changes in the expected principal and interest payments over the estimated life – Updates to expected cash flows are driven by the credit outlook and actions taken with borrowers. Changes in expected future cash flows from loan modifications are included in the regular evaluations of cash flows expected to be collected.

       The change in the accretable yield related to PCI loans is presented in the following table.

	Year ended December 31,
(in millions)	2011	2010	2009
Total, beginning of year	$16,714	14,559	10,447
Addition of accretable yield due to acquisitions	128	-	-
Accretion into interest income (1)	(2,206)	(2,392)	(2,601)
Accretion into noninterest income due to sales (2)	(189)	(43)	(5)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	373	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference (3)	1,141	1,191	6,277
Total, end of year	$15,961	16,714	14,559

  Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.
  Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.
  Represents changes in cash flows expected to be collected due to changes in interest rates on variable rate PCI loans, changes in prepayment assumptions and the impact of modifications.

PCI Allowance Based on our regular evaluation of estimates of cash flows expected to be collected, we may establish an allowance for a PCI loan or pool of loans, with a charge to income through the provision for losses. The following table summarizes the changes in allowance for PCI loan losses

			Other
(in millions)	Commercial	Pick-a-Pay	consumer	Total
Balance, December 31, 2008	$-	-	-	-
Provision for losses due to credit deterioration	850	-	3	853
Charge-offs	(520)	-	-	(520)
Balance, December 31, 2009	330	-	3	333
Provision for losses due to credit deterioration	712	-	59	771
Charge-offs	(776)	-	(30)	(806)
Balance, December 31, 2010	266	-	32	298
Provision for losses due to credit deterioration	106	-	54	160
Charge-offs	(207)	-	(20)	(227)
Balance, December 31, 2011	$165	-	66	231

Commercial PCI Credit Quality Indicators The following table provides a breakdown of commercial PCI loans by risk category.

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2011

By risk category:
Pass	$191	640	321	-	1,152
Criticized	208	2,630	1,424	1,353	5,615
Total commercial PCI loans	$399	3,270	1,745	1,353	6,767

December 31, 2010

By risk category:
Pass	$214	352	128	210	904
Criticized	504	2,503	2,821	1,203	7,031
Total commercial PCI loans	$718	2,855	2,949	1,413	7,935

       The following table provides past due information for commercial PCI loans.

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2011

By delinquency status:
Current-29 DPD and still accruing	$359	2,867	1,206	1,178	5,610
30-89 DPD and still accruing	22	178	72	-	272
90+ DPD and still accruing	18	225	467	175	885
Total commercial PCI loans	$399	3,270	1,745	1,353	6,767

December 31, 2010

By delinquency status:
Current-29 DPD and still accruing	$612	2,295	1,395	1,209	5,511
30-89 DPD and still accruing	22	113	178	-	313
90+ DPD and still accruing	84	447	1,376	204	2,111
Total commercial PCI loans	$718	2,855	2,949	1,413	7,935

Consumer PCI Credit Quality Indicators Our consumer PCI loans were aggregated into several pools of loans at acquisition. Below, we have provided credit quality indicators based on the unpaid principal balance (adjusted for write-downs) of the individual loans included in the pool, but we have not allocated the remaining purchase accounting adjustments, which were established at a pool level. The following table provides the delinquency status of consumer PCI loans.

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By delinquency status:
Current-29 DPD	$25,693	268	25,961	29,297	436	29,733
30-59 DPD	3,272	20	3,292	3,586	30	3,616
60-89 DPD	1,433	9	1,442	1,364	17	1,381
90-119 DPD	791	8	799	881	13	894
120-179 DPD	1,169	10	1,179	1,346	19	1,365
180+ DPD	5,921	150	6,071	7,214	220	7,434
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

The following table provides FICO scores for consumer PCI loans.

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By FICO:
< 600	$17,169	210	17,379	22,334	363	22,697
600-639	7,489	83	7,572	7,563	109	7,672
640-679	6,646	89	6,735	6,185	96	6,281
680-719	3,698	47	3,745	3,949	60	4,009
720-759	1,875	14	1,889	2,057	17	2,074
760-799	903	6	909	1,087	7	1,094
800+	215	2	217	232	2	234
No FICO available	284	14	298	281	81	362
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

The following table shows the distribution of consumer PCI loans by LTV for real estate 1-4 family first mortgages and by CLTV for real estate 1-4 family junior lien mortgages.

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$1,243	25	1,268	1,653	43	1,696
60.01-80%	3,806	49	3,855	5,513	42	5,555
80.01-100%	9,341	63	9,404	11,861	89	11,950
100.01-120% (1)	9,471	79	9,550	9,525	116	9,641
> 120% (1)	14,318	246	14,564	15,047	314	15,361
No LTV/CLTV available	100	3	103	89	131	220
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV

Premises, Equipment, Lease Commitments and Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Premises, Equipment, Lease Commitments and Other Assets

	December 31,
(in millions)	2011	2010
Land	$1,825	1,825
Buildings	7,441	7,440
Furniture and equipment	7,195	6,689
Leasehold improvements	1,725	1,683
Premises and equipment leased
under capital leases	147	148
Total premises and equipment	18,333	17,785
Less: Accumulated depreciation
and amortization	8,802	8,141
Net book value,
premises and equipment	$9,531	9,644

Depreciation and amortization expense for premises and equipment was $1.4 billion, $1.5 billion and $1.3 billion in 2011, 2010 and 2009, respectively.

       Dispositions of premises and equipment, included in noninterest expense, resulted in net losses of $17 million, $115 million and $22 million in 2011, 2010 and 2009, respectively.

       We have obligations under a number of noncancelable operating leases for premises and equipment. The terms of these leases are predominantly up to 15 years, with the longest up to 94 years, and many provide for periodic adjustment of rentals based on changes in various economic indicators. Some leases also include a renewal option. The following table provides the future minimum payments under capital leases and noncancelable operating leases, net of sublease rentals, with terms greater than one year as of December 31, 2011.

	Operating	Capital
(in millions)	leases	leases
Year ended December 31,
2012	$1,319	54
2013	1,216	55
2014	1,075	3
2015	872	3
2016	717	3
Thereafter	3,239	17
Total minimum lease payments	$8,438	135
Executory costs		$(9)
Amounts representing interest		(10)
Present value of net minimum
lease payments		$116

Operating lease rental expense (predominantly for premises), net of rental income, was $1.2 billion, $1.3 billion and $1.4 billion in 2011, 2010 and 2009, respectively.

       The components of other assets were:

	December 31,
(in millions)	2011	2010
Nonmarketable equity investments:
Cost method:
Private equity investments	$3,444	3,240
Federal bank stock	4,617	5,254
Total cost method	8,061	8,494
LIHTC investments - equity method (1)	4,077	3,611
All other equity method	4,434	4,013
Principal investments (2)	236	305
Total nonmarketable
equity investments	16,808	16,423
Corporate/bank-owned life insurance	20,146	19,845
Accounts receivable	25,939	23,763
Interest receivable	5,296	4,895
Core deposit intangibles	7,311	8,904
Customer relationship and
other amortized intangibles	1,639	1,847
Foreclosed assets:
GNMA (3)	1,319	1,479
Other	3,342	4,530
Operating lease assets	1,825	1,873
Due from customers on acceptances	225	229
Other	17,172	15,993
Total other assets	$101,022	99,781

(1)       Represents low income housing tax credit investments.

(2)       Principal investments are recorded at fair value with realized and unrealized gains (losses) included in net gains (losses) from equity investments in the income statement.

(3)       These are foreclosed real estate securing FHA insured and VA guaranteed loans. Both principal and interest for these loans secured by the foreclosed real estate are collectible because they are insured/guaranteed.

Income related to nonmarketable equity investments was:

	Year ended December 31,
(in millions)	2011	2010	2009
Net gains (losses) from:
Private equity investments	$813	492	(368)
Principal investments	29	42	79
All other nonmarketable
equity investments	(298)	(188)	(234)
Total	$544	346	(523)

Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities

Note 8: Securitizations and Variable Interest Entities

Involvement with SPEs

In the normal course of business, we enter into various types of on- and off-balance sheet transactions with special purpose entities (SPEs), which are corporations, trusts or partnerships that are established for a limited purpose. Historically, the majority of SPEs were formed in connection with securitization transactions. In a securitization transaction, assets from our balance sheet are transferred to an SPE, which then issues to investors various forms of interests in those assets and may also enter into derivative transactions. In a securitization transaction, we typically receive cash and/or other interests in an SPE as proceeds for the assets we transfer. Also, in certain transactions, we may retain the right to service the transferred receivables and to repurchase those receivables from the SPE if the outstanding balance of the receivables falls to a level where the cost exceeds the benefits of servicing such receivables. In addition, we may purchase the right to service loans in an SPE that were transferred to the SPE by a third party.

       In connection with our securitization activities, we have various forms of ongoing involvement with SPEs, which may include:

•       underwriting securities issued by SPEs and subsequently making markets in those securities;

•       providing liquidity facilities to support short-term obligations of SPEs issued to third party investors;

  providing credit enhancement on securities issued by SPEs or market value guarantees of assets held by SPEs through the use of letters of credit, financial guarantees, credit default swaps and total return swaps;

•       entering into other derivative contracts with SPEs;

•       holding senior or subordinated interests in SPEs;

•       acting as servicer or investment manager for SPEs; and

•       providing administrative or trustee services to SPEs.

SPEs are generally considered variable interest entities (VIEs). A VIE is an entity that has either a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the ability to control the entity's activities. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. A variable interest is a contractual, ownership or other interest that changes with changes in the fair value of the VIE's net assets. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis.

       We have segregated our involvement with VIEs between those VIEs which we consolidate, those which we do not consolidate and transfers of financial assets that are accounted for as secured borrowings. Secured borrowings are transactions involving transfers of our financial assets to third parties that are accounted for as financings with the assets pledged as collateral. Accordingly, the transferred assets remain recognized on our balance sheet. Subsequent tables within this Note further segregate these transactions by structure type.

The classifications of assets and liabilities in our balance sheet associated with our transactions with VIEs follow:

			Transfers that
	VIEs that we	VIEs	we account
	do not	that we	for as secured
(in millions)	consolidate	consolidate	borrowings		Total

December 31, 2011

Cash	$-	321		11	332
Trading assets	3,723	293		30	4,046
Securities available for sale (1)	21,708	3,332		11,671	36,711
Mortgages held for sale	-	444		-	444
Loans	11,404	11,967		7,181	30,552
Mortgage servicing rights	12,080	-		-	12,080
Other assets	4,494	1,858		137	6,489
Total assets	53,409	18,215		19,030	90,654
Short-term borrowings	-	3,450	(3)	10,682	14,132
Accrued expenses and other liabilities	3,350	1,138	(3)	121	4,609
Long-term debt	-	4,932	(3)	6,686	11,618
Total liabilities	3,350	9,520		17,489	30,359
Noncontrolling interests	-	61		-	61
Net assets	$50,059	8,634		1,541	60,234

December 31, 2010

Cash	$-	200		398	598
Trading assets	5,351	143		32	5,526
Securities available for sale (1)	24,001	2,159		7,834	33,994
Mortgages held for sale (2)	-	634		-	634
Loans	12,401	16,708		1,613	30,722
Mortgage servicing rights	13,261	-		-	13,261
Other assets (2)	3,783	2,071		90	5,944
Total assets	58,797	21,915		9,967	90,679
Short-term borrowings	-	3,636	(3)	7,773	11,409
Accrued expenses and other liabilities (2)	3,514	743	(3)	14	4,271
Long-term debt	-	8,377	(3)	1,700	10,077
Total liabilities	3,514	12,756		9,487	25,757
Noncontrolling interests (2)	-	94		-	94
Net assets	$55,283	9,065		480	64,828

  Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.
  “VIEs that we consolidate” has been revised to correct previously reported amounts.
  Includes the following VIE liabilities at December 31, 2011, and December 31, 2010, respectively, with recourse to the general credit of Wells Fargo: Short-term borrowings, $3.4 billion and $3.6 billion; Accrued expenses and other liabilities, $963 million and $645 million; and Long-term debt, $30 million and $53 million.

Transactions with Unconsolidated VIEs

Our transactions with VIEs include securitizations of residential mortgage loans, CRE loans, student loans and auto loans and leases; investment and financing activities involving CDOs backed by asset-backed and CRE securities, collateralized loan obligations (CLOs) backed by corporate loans, and other types of structured financing. We have various forms of involvement with VIEs, including holding senior or subordinated interests, entering into liquidity arrangements, credit default swaps and other derivative contracts. Involvements with these unconsolidated VIEs are recorded on our balance sheet primarily in trading assets, securities available for sale, loans, MSRs, other assets and other liabilities, as appropriate.

The following tables provide a summary of unconsolidated VIEs with which we have significant continuing involvement, but we are not the primary beneficiary. We do not consider our continuing involvement in an unconsolidated VIE to be significant when it relates to third-party sponsored VIEs for which we were not the transferor or if we were the sponsor but do not have any other significant continuing involvement.

       Significant continuing involvement includes transactions where we were the sponsor or transferor and have other significant forms of involvement. Sponsorship includes transactions with unconsolidated VIEs where we solely or materially participated in the initial design or structuring of the entity or marketing of the transaction to investors. When we transfer assets to a VIE and account for the transfer as a sale, we are considered the transferor. We consider investments in securities held outside of trading, loans, guarantees, liquidity agreements, written options and servicing of collateral to be other forms of involvement that may be significant. We have excluded certain transactions with unconsolidated VIEs from the balances presented in the table below where we have determined that our continuing involvement is not significant due to the temporary nature and size of our variable interests, because we were not the transferor or because we were not involved in the design or operations of the unconsolidated VIEs.

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2011
		Carrying value - asset (liability)
Residential mortgage loan
securitizations:
Conforming	$1,135,629	4,682	11,070	-	(975)	14,777
Other/nonconforming	61,461	2,460	353	1	(48)	2,766
Commercial mortgage loan securitizations	179,007	7,063	623	349	-	8,035
Collateralized debt obligations:
Debt securities	11,240	1,107	-	193	-	1,300
Loans (2)	9,757	9,511	-	-	-	9,511
Asset-based finance structures	9,606	6,942	-	(130)	-	6,812
Tax credit structures	19,257	4,119	-	-	(1,439)	2,680
Collateralized loan obligations	12,191	2,019	-	40	-	2,059
Investment funds	6,318	-	-	-	-	-
Other (3)	18,717	1,896	34	190	(1)	2,119
Total	$1,463,183	39,799	12,080	643	(2,463)	50,059

		Maximum exposure to loss
Residential mortgage loan
securitizations:
Conforming		$4,682	11,070	-	3,657	19,409
Other/nonconforming		2,460	353	1	295	3,109
Commercial mortgage loan securitizations		7,063	623	538	-	8,224
Collateralized debt obligations:
Debt securities		1,107	-	874	-	1,981
Loans (2)		9,511	-	-	-	9,511
Asset-based finance structures		6,942	-	130	1,504	8,576
Tax credit structures		4,119	-	-	-	4,119
Collateralized loan obligations		2,019	-	41	523	2,583
Investment funds		-	-	-	41	41
Other (3)		1,896	34	903	150	2,983
Total		$39,799	12,080	2,487	6,170	60,536

(continued on following page)

(continued from previous page)

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2010
		Carrying value - asset (liability)
Residential mortgage loan securitizations:
Conforming	$1,068,737	5,527	12,115	-	(928)	16,714
Other/nonconforming	76,304	2,997	495	6	(107)	3,391
Commercial mortgage loan securitizations	190,377	5,506	608	261	-	6,375
Collateralized debt obligations:
Debt securities	20,046	1,436	-	844	-	2,280
Loans (2)	9,970	9,689	-	-	-	9,689
Asset-based finance structures	12,055	6,556	-	(118)	-	6,438
Tax credit structures	20,981	3,614	-	-	(1,129)	2,485
Collateralized loan obligations	13,196	2,804	-	56	-	2,860
Investment funds	10,522	1,416	-	-	-	1,416
Other (3)	20,031	3,221	43	377	(6)	3,635
Total	$1,442,219	42,766	13,261	1,426	(2,170)	55,283

		Maximum exposure to loss
Residential mortgage loan securitizations:
Conforming		$5,527	12,115	-	4,248	21,890
Other/nonconforming		2,997	495	6	233	3,731
Commercial mortgage loan securitizations		5,506	608	488	-	6,602
Collateralized debt obligations:
Debt securities		1,436	-	2,850	7	4,293
Loans (2)		9,689	-	-	-	9,689
Asset-based finance structures		6,556	-	118	2,175	8,849
Tax credit structures		3,614	-	-	1	3,615
Collateralized loan obligations		2,804	-	56	519	3,379
Investment funds		1,416	-	-	87	1,503
Other (3)		3,221	43	916	162	4,342
Total		$42,766	13,261	4,434	7,432	67,893

  Includes total equity interests of $460 million and $316 million at December 31, 2011, and December 31, 2010, respectively. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.
  Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current, and over 88% were rated as investment grade by the primary rating agencies at December 31, 2011. These senior loans were acquired in the Wachovia business combination and are accounted for at amortized cost as initially determined under purchase accounting and are subject to the Company's allowance and credit charge-off policies.
  Includes structured financing, student loan securitizations, auto loan and lease securitizations and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.

In the two preceding tables, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. For VIEs that obtain exposure to assets synthetically through derivative instruments, the remaining notional amount of the derivative is included in the asset balance. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” from our involvement with off-balance sheet entities, which is a required disclosure under GAAP, is determined as the carrying value of our involvement with off-balance sheet (unconsolidated) VIEs plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees. It represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this required disclosure is not an indication of expected loss.

RESIDENTIAL MORTGAGE LOANS Residential mortgage loan securitizations are financed through the issuance of fixed- or floating-rate-asset-backed-securities, which are collateralized by the loans transferred to a VIE. We typically transfer loans we originated to these VIEs, account for the transfers as sales, retain the right to service the loans and may hold other beneficial interests issued by the VIEs. We also may be exposed to limited liability related to recourse agreements and repurchase agreements we make to our issuers and purchasers, which are included in other commitments and guarantees. In certain instances, we may service residential mortgage loan securitizations structured by third parties whose loans we did not originate or transfer. Our residential mortgage loan securitizations consist of conforming and nonconforming securitizations.

       Conforming residential mortgage loan securitizations are those that are guaranteed by GSEs, including GNMA. We do not consolidate our conforming residential mortgage loan securitizations because we do not have power over the VIEs.

       The loans sold to the VIEs in nonconforming residential mortgage loan securitizations are those that do not qualify for a GSE guarantee. We may hold variable interests issued by the VIEs, primarily in the form of senior securities. We do not consolidate the nonconforming residential mortgage loan securitizations included in the table because we either do not hold any variable interests, hold variable interests that we do not consider potentially significant or are not the primary servicer for a majority of the VIE assets.

       Other commitments and guarantees include amounts related to loans sold that we may be required to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties. The maximum exposure to loss for material breach of contractual representations and warranties represents a stressed case estimate we utilize for determining stressed case regulatory capital needs and is considered to be a remote scenario.

COMMERCIAL MORTGAGE LOAN SECURITIZATIONS Commercial mortgage loan securitizations are financed through the issuance of fixed- or floating-rate-asset-backed-securities, which are collateralized by the loans transferred to the VIE. In a typical securitization, we may transfer loans we originate to these VIEs, account for the transfers as sales, retain the right to service the loans and may hold other beneficial interests issued by the VIEs. In certain instances, we may service commercial mortgage loan securitizations structured by third parties whose loans we did not originate or transfer. We typically serve as primary or master servicer of these VIEs. The primary or master servicer in a commercial mortgage loan securitization typically cannot make the most significant decisions impacting the performance of the VIE and therefore does not have power over the VIE. We do not consolidate the commercial mortgage loan securitizations included in the disclosure because we either do not have power or do not have a variable interest that could potentially be significant to the VIE.

COLLATERALIZED DEBT OBLIGATIONS (CDOs) A CDO is a securitization where an SPE purchases a pool of assets consisting of asset-backed securities and issues multiple tranches of equity or notes to investors. In some transactions, a portion of the assets are obtained synthetically through the use of derivatives such as credit default swaps or total return swaps.

       Prior to 2008, we engaged in the structuring of CDOs on behalf of third party asset managers who would select and manage the assets for the CDO. Typically, the asset manager has some discretion to manage the sale of assets of, or derivatives used by the CDO, which generally gives the asset manager the power over the CDO. We have not structured these types of transactions since the credit market disruption began in late 2007.

       In addition to our role as arranger we may have other forms of involvement with these transactions, including transactions established prior to 2008. Such involvement may include acting as liquidity provider, derivative counterparty, secondary market maker or investor. For certain transactions, we may also act as the collateral manager or servicer. We receive fees in connection with our role as collateral manager or servicer.

       We assess whether we are the primary beneficiary of CDOs based on our role in the transaction in combination with the variable interests we hold. Subsequently, we monitor our ongoing involvement in these transactions to determine if the nature of our involvement has changed. We are not the primary beneficiary of these transactions in most cases because we do not act as the collateral manager or servicer, which generally denotes power. In cases where we are the collateral manager or servicer, we are not the primary beneficiary because we do not hold interests that could potentially be significant to the VIE.

       In 2011, we incurred a $377 million loss on trading derivatives related to certain CDOs. The loss was associated with the resolution of a legacy Wachovia position that settled during the year.

COLLATERALIZED LOAN OBLIGATIONS (CLOs) A CLO is a securitization where an SPE purchases a pool of assets consisting of loans and issues multiple tranches of equity or notes to investors. Generally, CLOs are structured on behalf of a third party asset manager that typically selects and manages the assets for the term of the CLO. Typically, the asset manager has the power over the significant decisions of the VIE through its discretion to manage the assets of the CLO. We assess whether we are the primary beneficiary of CLOs based on our role in the transaction and the variable interests we hold. In most cases, we are not the primary beneficiary of these transactions because we do not have the power to manage the collateral in the VIE.

       In addition to our role as arranger, we may have other forms of involvement with these transactions. Such involvement may include acting as underwriter, derivative counterparty, secondary market maker or investor. For certain transactions, we may also act as the servicer, for which we receive fees in connection with that role. We also earn fees for arranging these transactions and distributing the securities.

ASSET-BASED FINANCE STRUCTURES We engage in various forms of structured finance arrangements with VIEs that are collateralized by various asset classes including energy contracts, auto and other transportation leases, intellectual property, equipment and general corporate credit. We typically provide senior financing, and may act as an interest rate swap or commodity derivative counterparty when necessary. In most cases, we are not the primary beneficiary of these structures because we do not have power over the significant activities of the VIEs involved in these transactions.

       For example, we have investments in asset-backed securities that are collateralized by auto leases or loans and cash reserves. These fixed-rate and variable-rate securities have been structured as single-tranche, fully amortizing, unrated bonds that are equivalent to investment-grade securities due to their significant overcollateralization. The securities are issued by VIEs that have been formed by third party auto financing institutions primarily because they require a source of liquidity to fund ongoing vehicle sales operations. The third party auto financing institutions manage the collateral in the VIEs, which is indicative of power in these transactions and we therefore do not consolidate these VIEs.

TAX CREDIT STRUCTURES We co-sponsor and make investments in affordable housing and sustainable energy projects that are designed to generate a return primarily through the realization of federal tax credits. In some instances, our investments in these structures may require that we fund future capital commitments at the discretion of the project sponsors. While the size of our investment in a single entity may at times exceed 50% of the outstanding equity interests, we do not consolidate these structures due to the project sponsor's ability to manage the projects, which is indicative of power in these transactions.

INVESTMENT FUNDS We do not consolidate the investment funds because we do not absorb the majority of the expected future variability associated with the funds' assets, including variability associated with credit, interest rate and liquidity risks.

       During 2011, we redeemed a $1.4 billion interest in an unconsolidated investment fund managed by one of our majority owned subsidiaries. Upon redemption we placed the assets received into new investment fund VIEs. We consolidated these new VIEs because we have discretion over the management of the assets and are the sole investor in these funds. At December 31, 2010, we had investments of $1.4 billion and lending arrangements of $14 million with this fund.

OTHER TRANSACTIONS WITH VIEs In 2008, legacy Wachovia reached an agreement to purchase at par auction rate securities (ARS) that were sold to third-party investors by certain of its subsidiaries. ARS are debt instruments with long-term maturities, but which re-price more frequently, and preferred equities with no maturity. We purchased all outstanding ARS that were issued by VIEs and subject to the agreement. At December 31, 2011, we held in our securities available-for-sale portfolio $643 million of ARS issued by VIEs redeemed pursuant to this agreement, compared with $1.6 billion at December 31, 2010.

       In 2009, we reached agreements to purchase additional ARS from eligible investors who bought ARS through one of our broker-dealer subsidiaries. We purchased all outstanding ARS that were issued by VIEs and subject to the agreement. As of December 31, 2011, we held in our securities available-for-sale portfolio $624 million of ARS issued by VIEs redeemed pursuant to this agreement, compared with $901 million at December 31, 2010.

       We do not consolidate the VIEs that issued the ARS because we do not have power over the activities of the VIEs.

TRUST PREFERRED SECURITIES In addition to the involvements disclosed in the preceding table, through the issuance of trust preferred securities we had junior subordinated debt financing with a carrying value of $7.6 billion at December 31, 2011, and $19.3 billion at December 31, 2010, and $2.5 billion of preferred stock at December 31, 2011. In these transactions, VIEs that we wholly own issue debt securities or preferred equity to third party investors. All of the proceeds of the issuance are invested in debt securities or preferred equity that we issue to the VIEs. The VIEs' operations and cash flows relate only to the issuance, administration and repayment of the securities held by third parties. We do not consolidate these VIEs because the sole assets of the VIEs are receivables from us. This is the case even though we own all of the voting equity shares of the VIEs, have fully guaranteed the obligations of the VIEs and may have the right to redeem the third party securities under certain circumstances. We report the debt securities issued to the VIEs as long-term junior subordinated debt and the preferred equity securities issued to the VIEs as preferred stock in our consolidated balance sheet.

       In 2011, we redeemed $9.2 billion of trust preferred securities that will no longer count as Tier 1 capital under the Dodd-Frank Act and the Basel Committee guidelines known as the Basel III standards.

Securitization Activity Related to Unconsolidated VIEs

We use VIEs to securitize consumer and CRE loans and other types of financial assets, including student loans and auto loans. We typically retain the servicing rights from these sales and may continue to hold other beneficial interests in the VIEs. We may also provide liquidity to investors in the beneficial interests and credit enhancements in the form of standby letters of credit. Through these securitizations we may be exposed to liability under limited amounts of recourse as well as standard representations and warranties we make to purchasers and issuers.

       In 2011, 2010, and 2009, we recognized net gains of $112 million, $27 million, and $1 million, respectively, from transfers accounted for as sales of financial assets in securitizations. Additionally, we had the following cash flows with our securitization trusts that were involved in transfers accounted for as sales.

	Year ended December 31,
	2011		2010		2009
		Other		Other		Other
	Mortgage	financial	Mortgage	financial	Mortgage	financial
(in millions)	loans	assets	loans	assets	loans	assets
Sales proceeds from securitizations (1)	$337,357	-	374,488	-	394,632	-
Servicing fees	4,401	11	4,316	34	4,283	42
Other interests held	1,779	263	1,786	442	3,757	310
Purchases of delinquent assets	9	-	25	-	45	-
Net servicing advances	29	-	49	-	257	-

  Represents cash flow data for all loans securitized in the period presented.

       Sales with continuing involvement during 2011 and 2010 predominantly related to conforming residential mortgage securitizations. During 2011 and 2010, we transferred $329.1 billion and $379.0 billion, respectively, in fair value of conforming residential mortgages to unconsolidated VIEs and recorded the transfers as sales. These transfers did not result in a gain or loss because the loans are already carried at fair value. In connection with these transfers, in 2011 we recorded a $4.0 billion servicing asset, measured at fair value using a Level 3 measurement technique, and a $101 million liability for probable repurchase losses. In 2010, we recorded a $4.5 billion servicing asset, with $4.1 billion recorded at fair value as Level 3 and the remaining $400 million recorded as amortized mortgage servicing rights. We also recorded a $144 million repurchase liability in 2010.

       We used the following key weighted-average assumptions to measure mortgage servicing assets at the date of securitization:

	Mortgage servicing rights
	2011	2010
Prepayment speed (annual CPR (1))	12.8%	13.5
Life (in years)	5.9	5.4
Discount rate	7.7%	8.0

  Constant prepayment rate.

Key economic assumptions and the sensitivity of the current fair value to immediate adverse changes in those assumptions at December 31, 2011, for residential and commercial mortgage servicing rights, and other interests held related primarily to residential mortgage loan securitizations are presented in the following table. “Other interests held” exclude residential mortgage-backed securities retained in securitizations issued through GSEs, such as FNMA, FHLMC and GNMA, because these securities have a remote risk of credit loss due to the GSE guarantee. These securities also have economic characteristics similar to GSE mortgage-backed securities that we purchase, which are not included in the table. Subordinated interests include only those bonds whose credit rating was below AAA by a major rating agency at issuance. Senior interests include only those bonds whose credit rating was AAA by a major rating agency at issuance. The information presented excludes trading positions held in inventory.

		Other interests held
	Mortgage	Interest-
	servicing	only	Subordinated	Senior
(in millions)	rights	strips	bonds	bonds
Fair value of interests held at December 31, 2011	$14,359	230	45	321
Expected weighted-average life (in years)	5.0	4.6	6.1	5.6

Prepayment speed assumption (annual CPR)	13.7%	10.7	6.9	13.9
Decrease in fair value from:
10% adverse change	$913	6	-	2
25% adverse change	2,151	15	1	4

Discount rate assumption	6.9%	15.6	11.9	7.1
Decrease in fair value from:
100 basis point increase	$613	6	2	12
200 basis point increase	1,171	12	4	24

Credit loss assumption			0.5%	4.5
Decrease in fair value from:
10% higher losses			$-	1
25% higher losses			-	2

Fair value of interests held at December 31, 2010	$16,279	226	47	441
Expected weighted-average life (in years)	5.2	5.2	8.3	4.5

Prepayment speed assumption (annual CPR)	12.6%	11.4	4.8	18.1
Decrease in fair value from:
10% adverse change	$844	7	-	2
25% adverse change	1,992	16	-	6

Discount rate assumption	8.1%	17.8	10.2	6.8
Decrease in fair value from:
100 basis point increase	$777	6	3	14
200 basis point increase	1,487	13	6	27

Credit loss assumption			0.7%	3.7
Decrease in fair value from:
10% higher losses			$-	1
25% higher losses			-	3

The sensitivities in the preceding table are hypothetical and caution should be exercised when relying on this data. Changes in value based on variations in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in value may not be linear. Also, the effect of a variation in a particular assumption on the value of the other interests held is calculated independently without changing any other assumptions. In reality, changes in one factor may result in changes in others (for example, changes in prepayment speed estimates could result in changes in the credit losses), which might magnify or counteract the sensitivities.

The following table presents information about the principal balances of off-balance sheet securitized loans, including residential mortgages sold to FNMA, FHLMC, GNMA and securitizations where servicing is our only form of continuing involvement. Delinquent loans include loans 90 days or more past due and still accruing interest as well as nonaccrual loans. In securitizations where servicing is our only form of continuing involvement, we would only experience a loss if required to repurchase a delinquent loan due to a breach in representations and warranties associated with our loan sale or servicing contracts. Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.

							Net charge-offs
	Total loans			Delinquent loans			Year ended
	December 31,			December 31,			December 31,
(in millions)	2011	2010		2011	2010		2011	2010
Commercial:
Commercial and industrial	$-	1		-	-		-	-
Real estate mortgage	137,121	144,655	(1)	11,142	9,174	(1)	569	738	(1)
Total commercial	137,121	144,656		11,142	9,174		569	738
Consumer:
Real estate 1-4 family first mortgage	1,171,666	1,090,755		24,235	25,067	(2)	1,506	1,408
Real estate 1-4 family junior lien mortgage	2	1		-	-		16	-
Other revolving credit and installment	2,271	2,454		131	102		-	-
Total consumer	1,173,939	1,093,210		24,366	25,169		1,522	1,408
Total off-balance sheet securitized loans	$1,311,060	1,237,866		35,508	34,343		2,091	2,146

  Balances have been revised to correct previously reported amounts.
  Balances have been revised to conform with current period presentation of including loans sold to FNMA, GNMA, and FHLMC.

Transactions with Consolidated VIEs and Secured Borrowings

The following table presents a summary of transfers of financial assets accounted for as secured borrowings and involvements with consolidated VIEs. “Consolidated assets” are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the remaining notional amount of the derivative is included in “Total VIE assets.” On the consolidated balance sheet, we separately disclose the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs.

		Carrying value
	Total		Third
	VIE	Consolidated	party	Noncontrolling	Net
(in millions)	assets	assets	liabilities	interests	assets
December 31, 2011

Secured borrowings:
Municipal tender option bond securitizations	$14,168	11,748	(10,689)	-	1,059
Auto loan securitizations	-	-	-	-	-
Commercial real estate loans	1,168	1,168	(1,041)	-	127
Residential mortgage securitizations (1)	5,705	6,114	(5,759)	-	355
Total secured borrowings	21,041	19,030	(17,489)	-	1,541
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	11,375	10,244	(4,514)	-	5,730
Multi-seller commercial paper conduit	2,860	2,860	(2,935)	-	(75)
Auto loan securitizations	163	163	(143)	-	20
Structured asset finance	124	124	(16)	-	108
Investment funds	2,012	2,012	(22)	-	1,990
Other	3,432	2,812	(1,890)	(61)	861
Total consolidated VIEs	19,966	18,215	(9,520)	(61)	8,634
Total secured borrowings and consolidated VIEs	$41,007	37,245	(27,009)	(61)	10,175
December 31, 2010

Secured borrowings:
Municipal tender option bond securitizations	$10,687	7,874	(7,779)	-	95
Auto loan securitizations	154	154	-	-	154
Commercial real estate loans	1,321	1,321	(1,272)	-	49
Residential mortgage securitizations	700	618	(436)	-	182
Total secured borrowings	12,862	9,967	(9,487)	-	480
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	14,518	13,529	(6,723)	-	6,806
Multi-seller commercial paper conduit	3,197	3,197	(3,279)	-	(82)
Auto loan securitizations	1,010	1,010	(955)	-	55
Structured asset finance	146	146	(21)	(11)	114
Investment funds	1,197	1,197	(54)	(14)	1,129
Other (2)	2,938	2,836	(1,724)	(69)	1,043
Total consolidated VIEs	23,006	21,915	(12,756)	(94)	9,065
Total secured borrowings and consolidated VIEs	$35,868	31,882	(22,243)	(94)	9,545

  Includes $5.6 billion of reverse mortgage loans that were previously accounted for as a sale to a GNMA securitization program.
  Revised to correct previously reported amounts.

In addition to the transactions included in the table above, at December 31, 2011, we had issued approximately $6.0 billion of private placement debt financing through a consolidated VIE. The issuance is classified as long-term debt in our consolidated financial statements. At December 31, 2011, we had pledged approximately $6.2 billion in loans (principal and interest eligible to be capitalized), $316 million in securities available for sale and $154 million in cash and cash equivalents to collateralize the VIE's borrowings. Such assets were not transferred to the VIE and accordingly we have excluded the VIE from the previous table.

       We have raised financing through the securitization of certain financial assets in transactions with VIEs accounted for as secured borrowings. We also consolidate VIEs where we are the primary beneficiary. In certain transactions other than the multi-seller commercial paper conduit, we provide contractual support in the form of limited recourse and liquidity to facilitate the remarketing of short-term securities issued to third party investors. Other than this limited contractual support, the assets of the VIEs are the sole source of repayment of the securities held by third parties. The liquidity support we provide to the multi-seller commercial paper conduit ensures timely repayment of commercial paper issued by the conduit and is described further below.

NONCONFORMING RESIDENTIAL MORTGAGE LOAN SECURITIZATIONS We have consolidated certain of our nonconforming residential mortgage loan securitizations in accordance with consolidation accounting guidance. We have determined we are the primary beneficiary of these securitizations because we have the power to direct the most significant activities of the entity through our role as primary servicer and also hold variable interests that we have determined to be significant. The nature of our variable interests in these entities may include beneficial interests issued by the VIE, mortgage servicing rights and recourse or repurchase reserve liabilities. The beneficial interests issued by the VIE that we hold include either subordinate or senior securities held in an amount that we consider potentially significant.

MULTI-SELLER COMMERCIAL PAPER CONDUIT We administer a multi-seller asset-based commercial paper conduit that finances certain client transactions. This conduit is a bankruptcy remote entity that makes loans to, or purchases certificated interests, generally from SPEs, established by our clients (sellers) and which are secured by pools of financial assets. The conduit funds itself through the issuance of highly rated commercial paper to third party investors. The primary source of repayment of the commercial paper is the cash flows from the conduit's assets or the re-issuance of commercial paper upon maturity. The conduit's assets are structured with deal-specific credit enhancements generally in the form of overcollateralization provided by the seller, but may also include subordinated interests, cash reserve accounts, third party credit support facilities and excess spread capture. The timely repayment of the commercial paper is further supported by asset-specific liquidity facilities in the form of liquidity asset purchase agreements that we provide. Each facility is equal to 102% of the conduit's funding commitment to a client. The aggregate amount of liquidity must be equal to or greater than all the commercial paper issued by the conduit. At the discretion of the administrator, we may be required to purchase assets from the conduit at par value plus accrued interest or discount on the related commercial paper, including situations where the conduit is unable to issue commercial paper. Par value may be different from fair value.

       We receive fees in connection with our role as administrator and liquidity provider. We may also receive fees related to the structuring of the conduit's transactions. In 2010, the conduit terminated its subordinated note to a third party investor and repaid all amounts due under the terms of the note agreement. We are the primary beneficiary of the conduit because we have power over the significant activities of the conduit and have a significant variable interest due to our liquidity arrangement.

INVESTMENT FUNDS We have consolidated certain of our investment funds where we manage the assets of the fund and our interests absorb a majority of the funds' variability. In 2011, we redeemed our interest in an unconsolidated investment fund and placed the assets received upon redemption into new VIEs. We consolidate these VIEs because we have discretion over the management of the assets and are the sole investor in these funds.

Mortgage Banking Activities	12 Months Ended
Dec. 31, 2011
Mortgage Banking Activities [Abstract]
Mortgage Banking Activities

Mortgage banking activities, included in the Community Banking and Wholesale Banking operating segments, consist of residential and commercial mortgage loan origination, sale activity and servicing.

       We apply fair value method to substantially all of our residential MSRs and apply the amortization method to all commercial and some residential MSRs. The changes in MSRs measured using the fair value method were:

	Year ended December 31,
(in millions)	2011	2010	2009
Fair value, beginning of year	$14,467	16,004	14,714
Adjustments from adoption of consolidation accounting guidance	-	(118)	-
Acquired from Wachovia (1)	-	-	34
Servicing from securitizations or asset transfers	3,957	4,092	6,226
Net additions	3,957	3,974	6,260
Changes in fair value:
Due to changes in valuation model inputs or assumptions (2)	(3,680)	(2,957)	(1,534)
Other changes in fair value (3)	(2,141)	(2,554)	(3,436)
Total changes in fair value	(5,821)	(5,511)	(4,970)
Fair value, end of year	$12,603	14,467	16,004

  The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates, and costs to service, including delinquency and foreclosure costs.
  Represents changes due to collection/realization of expected cash flows over time.

The changes in amortized MSRs were:

	Year ended December 31,
(in millions)	2011	2010	2009
Balance, beginning of year	$1,422	1,119	1,446
Adjustments from adoption of consolidation accounting guidance	-	(5)	-
Purchases	155	58	11
Acquired from Wachovia (1)	-	-	(135)
Servicing from securitizations or asset transfers	132	478	61
Amortization	(264)	(228)	(264)
Balance, end of year (2)	1,445	1,422	1,119
Valuation allowance:
Balance, beginning of year	(3)	-	-
Provision for MSRs in excess of fair value	(34)	(3)	-
Balance, end of year (3)	(37)	(3)	-
Amortized MSRs, net	$1,408	1,419	1,119
Fair value of amortized MSRs:
Beginning of year	$1,812	1,261	1,555
End of year (4)	1,756	1,812	1,261

  The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Includes $350 million and $400 million in residential amortized MSRs at December 31, 2011 and 2010, respectively. The 2009 balance is all commercial amortized MSRs. For the years ended December 31, 2011 and 2010, the residential MSR amortization was $(50) million and $(5) million, respectively. Effective January 1, 2012, the amortized residential MSR portfolio will be transferred to MSRs carried at fair value.
  Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs. Residential amortized MSRs are evaluated for impairment purposes by the following risk strata: Mortgages sold to GSEs (FHLMC and FNMA) and mortgages sold to GNMA, each by interest rate stratifications. A valuation allowance of $37 million and $3 million was recorded on the residential amortized MSRs for the years ended December 31, 2011 and 2010, respectively.
  Includes fair value of $316 million and $441 million in residential amortized MSRs and $1,440 million and $1,371 million in commercial amortized MSRs at December 31, 2011 and 2010, respectively.

We present the components of our managed servicing portfolio in the following table at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.

	December 31,
(in billions)	2011	2010
Residential mortgage servicing:
Serviced for others	$1,456	1,429
Owned loans serviced	358	371
Subservicing	8	9
Total residential servicing	1,822	1,809
Commercial mortgage servicing:
Serviced for others	398	408
Owned loans serviced	106	99
Subservicing	14	13
Total commercial servicing	518	520
Total managed servicing portfolio	$2,340	2,329
Total serviced for others	$1,854	1,837
Ratio of MSRs to related loans serviced for others	0.76%	0.86

The components of mortgage banking noninterest income were:

	Year ended December 31,
(in millions)	2011	2010	2009
Servicing income, net:
Servicing fees:
Contractually specified servicing fees	$4,611	4,566	4,473
Late charges	298	360	330
Ancillary fees	354	434	287
Unreimbursed direct servicing costs (1)	(1,119)	(763)	(914)
Net servicing fees	4,144	4,597	4,176
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (2)	(3,680)	(2,957)	(1,534)
Other changes in fair value (3)	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs carried at fair value	(5,821)	(5,511)	(4,970)
Amortization	(264)	(228)	(264)
Provision for MSRs in excess of fair value	(34)	(3)	-
Net derivative gains from economic hedges (4)	5,241	4,485	6,849
Total servicing income, net	3,266	3,340	5,791
Net gains on mortgage loan origination/sales activities	4,566	6,397	6,237
Total mortgage banking noninterest income	$7,832	9,737	12,028
Market-related valuation changes to MSRs, net of hedge results (2) + (4)	$1,561	1,528	5,315

  Primarily associated with foreclosure expenses and other interest costs.
  Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates and costs to service, including delinquency and foreclosure costs.
  Represents changes due to collection/realization of expected cash flows over time.
  Represents results from free-standing derivatives (economic hedges) used to hedge the risk of changes in fair value of MSRs. See Note 16 – Free-Standing Derivatives for additional discussion and detail.

The following table summarizes the changes in our liability for mortgage loan repurchase losses. This liability is in “Accrued expenses and other liabilities” in our consolidated financial statements and the provision for repurchase losses reduces net gains on mortgage loan origination/sales activities. Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment. We maintain regular contact with the GSEs and other significant investors to monitor and address their repurchase demand practices and concerns. Because of the uncertainty in the various estimates underlying the mortgage repurchase liability, there is a range of losses in excess of the recorded mortgage repurchase liability that are reasonably possible. The estimate of the range of possible loss for representations and warranties does not represent a probable loss, and is based on currently available information, significant judgment, and a number of assumptions that are subject to change. The high end of this range of reasonably possible losses in excess of our recorded liability was $2.1 billion at December 31, 2011, and was determined based upon modifying the assumptions utilized in our best estimate of probable loss to reflect what we believe to be the high end of reasonably possible adverse assumptions.

	Year ended December 31,
(in millions)	2011	2010	2009
Balance, beginning of year	$1,289	1,033	589
Wachovia acquisition (1)	-	-	31
Provision for repurchase losses:
Loan sales	101	144	302
Change in estimate (2)	1,184	1,474	625
Total additions	1,285	1,618	958
Losses	(1,248)	(1,362)	(514)
Balance, end of year	$1,326	1,289	1,033

  The 2009 amount is refinement to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Results from such factors as credit deterioration, changes in investor demand and mortgage insurer practices, and changes in the financial stability of correspondent lenders.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

The gross carrying value of intangible assets and accumulated amortization was:

	December 31,
	2011			2010
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
(in millions)	value	amortization	value	value	amortization	value
Amortized intangible assets (1):
MSRs (2)	$2,383	(975)	1,408	2,131	(712)	1,419
Core deposit intangibles	15,079	(7,768)	7,311	15,133	(6,229)	8,904
Customer relationship and other intangibles	3,158	(1,519)	1,639	3,077	(1,230)	1,847
Total amortized intangible assets	$20,620	(10,262)	10,358	20,341	(8,171)	12,170
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$12,603			14,467
Goodwill	25,115			24,770
Trademark	14			14

(1)       Excludes fully amortized intangible assets.

(2) See Note 9 for additional information on MSRs.

       We based our projections of amortization expense shown below on existing asset balances at December 31, 2011, with the exception of a portfolio of MSRs with a net carrying value of $313 million. Effective January 1, 2012, this portfolio of MSRs will be transferring to MSRs carried at fair value. Future amortization expense may vary from these projections.

       The following table provides the current year and estimated future amortization expense for amortized intangible assets.

			Customer
		Core	relationship
	Amortized	deposit	and other
(in millions)	MSRs	intangibles	intangibles	Total
Year ended December 31, 2011 (actual)	$264	1,594	294	2,152
Estimate for year ended December 31,
2012	$226	1,396	283	1,905
2013	194	1,241	260	1,695
2014	165	1,113	245	1,523
2015	149	1,022	221	1,392
2016	110	919	209	1,238

       For our goodwill impairment analysis, we allocate all of the goodwill to the individual operating segments. We identify reporting units that are one level below an operating segment (referred to as a component), and distinguish these reporting units based on how the segments and components are managed, taking into consideration the economic characteristics, nature of the products and customers of the components. We allocate goodwill to reporting units based on relative fair value, using certain performance metrics. See Note 24 for further information on management reporting.

       The following table shows the allocation of goodwill to our operating segments for purposes of goodwill impairment testing. The reduction in 2010 was predominately due to reversals of excess exit reserves

			Wealth,
	Community	Wholesale	Brokerage and	Consolidated
(in millions)	Banking	Banking	Retirement	Company
December 31, 2009	$17,974	6,465	373	24,812
Goodwill from business combinations, net	(52)	10	-	(42)
December 31, 2010	17,922	6,475	373	24,770
Reduction in goodwill related to divested businesses	-	(9)	(2)	(11)
Goodwill from business combinations	2	354	-	356
December 31, 2011	$17,924	6,820	371	25,115

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

Time certificates of deposit (CDs) and other time deposits issued by domestic offices totaled $76.5 billion and $90.6 billion at December 31, 2011 and 2010, respectively. Substantially all of these deposits were interest bearing. The contractual maturities of these deposits follow.

(in millions)	December 31, 2011
2012	$31,675
2013	21,479
2014	5,447
2015	8,538
2016	5,964
Thereafter	3,427
Total	$76,530

Of these deposits, the amount of time deposits with a denomination of $100,000 or more was $25.1 billion and $33.9 billion at December 31, 2011 and 2010, respectively. The contractual maturities of these deposits follow.

(in millions)	December 31, 2011
Three months or less	$3,427
After three months through six months	2,828
After six months through twelve months	3,034
After twelve months	15,804
Total	$25,093

       Time CDs and other time deposits issued by foreign offices with a denomination of $100,000 or more were $13.6 billion and $16.7 billion at December 31, 2011 and 2010, respectively.

       Demand deposit overdrafts of $649 million and $557 million were included as loan balances at December 31, 2011 and 2010, respectively.

Short-term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Short-Term Borrowings

The table below shows selected information for short-term borrowings, which generally mature in less than 30 days.

	2011		2010		2009
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Commercial paper and other short-term borrowings	$18,053	0.19%	$17,454	0.26%	$12,950	0.39%
Federal funds purchased and securities sold
under agreements to repurchase	31,038	0.05	37,947	0.15	26,016	0.08
Total	$49,091	0.10	$55,401	0.19	$38,966	0.18
Year ended December 31,
Average daily balance
Commercial paper and other short-term borrowings	$17,393	0.33	$16,330	0.31	$27,793	0.43
Federal funds purchased and securities sold
under agreements to repurchase	34,388	0.11	30,494	0.18	24,179	0.46
Total	$51,781	0.18	$46,824	0.22	$51,972	0.44
Maximum month-end balance
Commercial paper and other short-term borrowings (1)	$18,234	N/A	$17,646	N/A	$62,871	N/A
Federal funds purchased and securities sold
under agreements to repurchase (2)	37,509	N/A	37,947	N/A	30,608	N/A

N/A- Not Applicable

  Highest month-end balance in each of the last three years was April 2011, March 2010 and February 2009.
  Highest month-end balance in each of the last three years was March 2011, December 2010 and February 2009.

Long-term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt, by Current and Noncurrent [Abstract]
Long-Term Debt

As a part of our overall interest rate risk management strategy, we often use derivatives to manage interest rate risk. As a result, much of the long-term debt presented below is hedged in a fair value or cash flow hedge relationship. See Note 16 for further information on qualifying hedge contracts.

Following is a summary of our long-term debt, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments for debt assumed in the Wachovia acquisition, where applicable:

			December 31,
			2011	2010
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes (1)	2012-2035	2.125-6.75%	$38,002	40,630
Floating-rate notes (1)	2012-2048	Varies	17,872	26,750
Market-linked notes and other (2)	2012-2041	Varies	1,359	545
Total senior debt - Parent			57,233	67,925
Subordinated
Fixed-rate notes	2012-2035	4.375-7.574%	12,041	12,370
Floating-rate notes	2015-2016	Varies	1,141	1,118
Total subordinated debt - Parent			13,182	13,488
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2068	5.625-7.95%	6,951	11,257
Floating-rate notes	2027	Varies	247	289
FixFloat notes - income trust securities			-	6,786
Total junior subordinated debt - Parent (3)			7,198	18,332
Total long-term debt - Parent			77,613	99,745
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2013	6.00%	1,326	2,185
Floating-rate notes	2038-2040	Varies	72	4,186
Fixed-rate advances - Federal Home Loan Bank (FHLB)	2012-2031	2.30 - 8.45%	500	812
Floating-rate advances - FHLB	2012-2013	Varies	2,101	7,103
Market-linked notes and other (2)	2012-2016	Varies	238	229
Capital leases (Note 7)	2012-2025	Varies	116	26
Total senior debt - Bank			4,353	14,541
Subordinated
Fixed-rate notes	2013-2038	4.75-7.74%	15,882	16,520
Floating-rate notes	2014-2017	Varies	1,976	1,945
Total subordinated debt - Bank			17,858	18,465
Junior subordinated
Fixed-rate notes			-	317
Floating-rate notes	2027	Varies	286	278
Total junior subordinated debt - Bank (3)			286	595
Long-term debt issued by VIE - Fixed rate	2014-2038	0.00-7.00%	2,103	3,751
Long-term debt issued by VIE - Floating rate	2014-2050	Varies	2,748	4,053
Mortgage notes and other debt	2012-2056	Varies	14,854	8,639
Total long-term debt - Bank			42,202	50,044

(continued on following page)

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			December 31,
			2011	2010
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2012-2016	3.70-6.125%	5,154	6,147
FixFloat notes	2020	6.795% through 2015, varies	20	20
Total senior debt - Other consolidated subsidiaries			5,174	6,167
Junior subordinated
Fixed-rate notes			-	10
Floating-rate notes	2027	0.928%	155	239
FixFloat notes			-	78
Total junior subordinated debt - Other
consolidated subsidiaries (3)			155	327
Long-term debt issued by VIE - Fixed rate	2012-2020	5.16-6.88%	81	84
Long-term debt issued by VIE - Floating rate			-	489
Mortgage notes and other debt of subsidiaries	2013-2018	Varies	129	127
Total long-term debt - Other consolidated subsidiaries			5,539	7,194
Total long-term debt			$125,354	156,983

  On March 30, 2009, Wells Fargo issued $1.75 billion of 2.125% fixed senior unsecured notes and $1.75 billion of floating senior unsecured notes both maturing on June 15, 2012. These notes are guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program (TLGP) and are backed by the full faith and credit of the United States.
  Primarily consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see Note 16 – Free-standing derivatives.
  Represents junior subordinated debentures held by unconsolidated wholly owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 for additional information on our trust preferred security structures.

We participated in the FDIC's Temporary Liquidity Guarantee Program (TLGP). The TLGP had two components: the Debt Guarantee Program, which provided a temporary guarantee of newly issued senior unsecured debt issued by eligible entities; and the Transaction Account Guarantee Program, which provided a temporary unlimited guarantee of funds in noninterest-bearing transaction accounts at FDIC-insured institutions. We opted out of the TLGP effective January 1, 2010.

       The aggregate annual maturities of long-term debt obligations (based on final maturity dates) as of December 31, 2011, are presented in the following table.

(in millions)	Parent	Company
2012	$15,443	18,605
2013	10,023	14,290
2014	7,791	10,790
2015	3,753	8,949
2016	13,302	17,740
Thereafter	27,301	54,980
Total	$77,613	125,354

The interest rates on floating-rate notes are determined periodically by formulas based on certain money market rates, subject, on certain notes, to minimum or maximum interest rates.

       As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2011, we were in compliance with all the covenants.

Guarantees, Pledged Assets and Collateral	12 Months Ended
Dec. 31, 2011
Guarantees, Pledged Assets and Collateral [Abstract]
Guarantees, Pledged Assets and Collateral

Guarantees are contracts that contingently require us to make payments to a guaranteed party based on an event or a change in an underlying asset, liability, rate or index. Guarantees are generally in the form of standby letters of credit, securities lending and other indemnifications, liquidity agreements, written put options, recourse obligations, residual value guarantees, and contingent consideration. The following table shows carrying value, maximum exposure to loss on our guarantees and the amount with a higher risk of performance.

	December 31,
	2011			2010
		Maximum	Non-		Maximum	Non-
	Carrying	exposure	investment	Carrying	exposure	investment
(in millions)	value	to loss	grade	value	to loss	grade
Standby letters of credit	$85	41,171	22,259	142	42,159	19,596
Securities lending and other indemnifications (1)	-	669	62	45	13,645	3,993
Liquidity agreements (2)	-	2	2	-	49	1
Written put options (2)(3)	1,469	8,224	2,466	747	8,134	2,615
Loans and MHFS sold with recourse	102	5,784	3,850	119	5,474	3,564
Residual value guarantees	8	197	-	8	197	-
Contingent consideration	31	98	97	23	118	116
Other guarantees	6	552	4	-	73	-
Total guarantees	$1,701	56,697	28,740	1,084	69,849	29,885

  We commenced divestiture of our securities lending business in the latter half of 2011.
  Certain of these agreements included in this table are related to off-balance sheet entities and, accordingly, are also disclosed in Note 8.
  Written put options, which are in the form of derivatives, are also included in the derivative disclosures in Note 16.

“Maximum exposure to loss” and “Non-investment grade” are required disclosures under GAAP. Non-investment grade represents those guarantees on which we have a higher risk of being required to perform under the terms of the guarantee. If the underlying assets under the guarantee are non-investment grade (that is, an external rating that is below investment grade or an internal credit default grade that is equivalent to a below investment grade external rating), we consider the risk of performance to be high. Internal credit default grades are determined based upon the same credit policies that we use to evaluate the risk of payment or performance when making loans and other extensions of credit. These credit policies are further described in Note 6.

       Maximum exposure to loss represents the estimated loss that would be incurred under an assumed hypothetical circumstance, despite what we believe is its extremely remote possibility, where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this required disclosure is not an indication of expected loss. We believe the carrying value, which is either fair value for derivative related products or the allowance for lending related commitments, is more representative of our exposure to loss than maximum exposure to loss.

Standby letters of credit We issue standby letters of credit, which include performance and financial guarantees, for customers in connection with contracts between our customers and third parties. Standby letters of credit are agreements where we are obligated to make payment to a third party on behalf of a customer in the event the customer fails to meet their contractual obligations. We consider the credit risk in standby letters of credit and commercial and similar letters of credit in determining the allowance for credit losses.

Securities lending and other indemnifications As a securities lending agent, we lend securities from participating institutional clients' portfolios to third-party borrowers. We indemnify our clients against default by the borrower in returning these lent securities. This indemnity is supported by collateral received from the borrowers. Collateral is generally in the form of cash or highly liquid securities that are marked to market daily. There was $687 million at December 31, 2011, and $14.0 billion at December 31, 2010, in collateral supporting loaned securities with values of $669 million and $13.6 billion, respectively.

       We enter into other types of indemnification agreements in the ordinary course of business under which we agree to indemnify third parties against any damages, losses and expenses incurred in connection with legal and other proceedings arising from relationships or transactions with us. These relationships or transactions include those arising from service as a director or officer of the Company, underwriting agreements relating to our securities, acquisition agreements and various other business transactions or arrangements. Because the extent of our obligations under these agreements depends entirely upon the occurrence of future events, we are unable to determine our potential future liability under these agreements. We do, however, record a liability for residential mortgage loans that we may have to repurchase pursuant to various representations and warranties. See Note 1 and Note 9 for additional information on the liability for mortgage loan repurchase losses.

Liquidity agreements We provide liquidity facilities on all commercial paper issued by the conduit we administer. We also provide liquidity to certain off-balance sheet entities that hold securitized fixed-rate municipal bonds and consumer or commercial assets that are partially funded with the issuance of money market and other short-term notes. See Note 8 for additional information on these arrangements.

Written put options Written put options are contracts that give the counterparty the right to sell to us an underlying instrument held by the counterparty at a specified price, and include options, floors, caps and credit default swaps. These written put option contracts generally permit net settlement. While these derivative transactions expose us to risk in the event the option is exercised, we manage this risk by entering into offsetting trades or by taking short positions in the underlying instrument. We offset substantially all put options written to customers with purchased options. Additionally, for certain of these contracts, we require the counterparty to pledge the underlying instrument as collateral for the transaction. Our ultimate obligation under written put options is based on future market conditions and is only quantifiable at settlement. See Note 8 for additional information regarding transactions with VIEs and Note 16 for additional information regarding written derivative contracts.

Loans AND MHFS SOLD with recourse In certain loan sales or securitizations, we provide recourse to the buyer whereby we are required to indemnify the buyer for any loss on the loan up to par value plus accrued interest. We provide recourse, predominantly to the GSEs, on loans sold under various programs and arrangements. Primarily all of these programs and arrangements require that we share in the loans' credit exposure for their remaining life by providing recourse to the GSE, up to 33.33% of actual losses incurred on a pro-rata basis, in the event of borrower default. Under the remaining recourse programs and arrangements, if certain events occur within a specified period of time from transfer date, we have to provide limited recourse to the buyer to indemnify them for losses incurred for the remaining life of the loans. The maximum exposure to loss reported in the accompanying table represents the outstanding principal balance of the loans sold or securitized that are subject to recourse provisions or the maximum losses per the contractual agreements. However, we believe the likelihood of loss of the entire balance due to these recourse agreements is remote and amounts paid can be recovered in whole or in part from the sale of collateral. In 2011, we repurchased $38 million of loans associated with these agreements. We also provide representation and warranty guarantees on loans sold under the various recourse programs and arrangements. Our loss exposure relative to these guarantees is separately considered and provided for, as necessary, in determination of our liability for loan repurchases due to breaches of representation and warranties. See Note 9 for additional information on the liability for mortgage loan repurchase losses.

Residual value guarantees We have provided residual value guarantees as part of certain leasing transactions of corporate assets. At December 31, 2011, the only remaining residual value guarantee is related to a leasing transaction on certain corporate buildings. The lessors in these leases are generally large financial institutions or their leasing subsidiaries. These guarantees protect the lessor from loss on sale of the related asset at the end of the lease term. To the extent that a sale of the leased assets results in proceeds less than a stated percent (generally 80% to 89%) of the asset's cost, we would be required to reimburse the lessor under our guarantee.

Contingent consideration In connection with certain brokerage, asset management, insurance agency and other acquisitions we have made, the terms of the acquisition agreements provide for deferred payments or additional consideration, based on certain performance targets.

       We have entered into various contingent performance guarantees through credit risk participation arrangements. Under these agreements, if a customer defaults on its obligation to perform under certain credit agreements with third parties, we will be required to make payments to the third parties.

Pledged Assets and Collateral

As part of our liquidity management strategy, we pledge assets to secure trust and public deposits, borrowings from the FHLB and FRB and for other purposes as required or permitted by law. The following table provides pledged loans and securities available for sale where the secured party does not have the right to sell or repledge the collateral. At December 31, 2011 and 2010, we did not pledge any loans or securities available for sale where the secured party has the right to sell or repledge the collateral. The table excludes pledged assets related to VIEs, which can only be used to settle the liabilities of those entities. See Note 8 for additional information on consolidated VIE assets.

	Dec. 31,	Dec. 31,
(in millions)	2011	2010
Securities available for sale	$80,540	94,212
Loans	317,742	312,602
Total	$398,282	406,814

We also pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. The types of collateral we pledge include securities issued by federal agencies, government-sponsored entities (GSEs), and domestic and foreign companies. We pledged $20.8 billion at December 31, 2011, and $27.3 billion at December 31, 2010, under agreements that permit the secured parties to sell or repledge the collateral. Pledged collateral where the secured party cannot sell or repledge was $2.8 billion and $5.9 billion at the same period ends, respectively.

We receive collateral from other entities under resale agreements and securities borrowings. We received $17.8 billion at December 31, 2011, and $22.5 billion at December 31, 2010, for which we have the right to sell or repledge the collateral. These amounts include securities we have sold or repledged to others with a fair value of $16.7 billion at December 31, 2011, and $14.6 billion at December 31, 2010.

Legal Actions	12 Months Ended
Dec. 31, 2011
Legal Actions [Abstract]
Legal Actions

Wells Fargo and certain of our subsidiaries are involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising from the conduct of our business activities. These proceedings include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups.

       Although there can be no assurance as to the ultimate outcome, Wells Fargo and/or our subsidiaries have generally denied, or believe we have a meritorious defense and will deny, liability in all significant litigation pending against us, including the matters described below, and we intend to defend vigorously each case, other than matters we describe as having settled. Reserves are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts reserved for those claims.

ILLINOIS ATTORNEY GENERAL litigation On July 31, 2009, the Attorney General for the State of Illinois filed a civil lawsuit against Wells Fargo & Company, Wells Fargo Bank, N.A. and Wells Fargo Financial Illinois, Inc. in the Circuit Court for Cook County, Illinois. The Illinois Attorney General alleges that the Wells Fargo defendants engaged in illegal discrimination by “reverse redlining” and by steering African-American and Latino customers into high cost, subprime mortgage loans while other borrowers with similar incomes received lower cost mortgages. Illinois also alleges that Wells Fargo Financial Illinois, Inc. misled Illinois customers about the terms of mortgage loans. Illinois' complaint against all Wells Fargo defendants is based on alleged violation of the Illinois Human Rights Act and the Illinois Fairness in Lending Act. The complaint also alleges that Wells Fargo Financial Illinois, Inc. violated the Illinois Consumer Fraud and Deceptive Business Practices Act and the Illinois Uniform Deceptive Trade Practices Act. Illinois' complaint seeks an injunction against the defendants' alleged violation of these Illinois statutes, restitution to consumers and civil money penalties. On October 26, 2011, the Illinois Court issued an order granting, in part, and denying, in part, Wells Fargo's motion to dismiss. The Court dismissed Wells Fargo & Company as a party and dismissed Count III of the complaint, which alleged violations of the Illinois Fair Lending Act. The Court denied the remainder of the motion to dismiss.

INTERCHANGE LITIGATION Wells Fargo Bank, N.A., Wells Fargo & Company, Wachovia Bank, N.A. and Wachovia Corporation are named as defendants, separately or in combination, in putative class actions filed on behalf of a plaintiff class of merchants and in individual actions brought by individual merchants with regard to the interchange fees associated with Visa and MasterCard payment card transactions. These actions have been consolidated in the United States District Court for the Eastern District of New York. Visa, MasterCard and several banks and bank holding companies are named as defendants in various of these actions. The amended and consolidated complaint asserts claims against defendants based on alleged violations of federal and state antitrust laws and seeks damages, as well as injunctive relief. Plaintiff merchants allege that Visa, MasterCard and payment card issuing banks unlawfully colluded to set interchange rates. Plaintiffs also allege that enforcement of certain Visa and MasterCard rules and alleged tying and bundling of services offered to merchants are anticompetitive. Wells Fargo and Wachovia, along with other defendants and entities, are parties to Loss and Judgment Sharing Agreements, which provide that they, along with other entities, will share, based on a formula, in any losses from the Interchange Litigation.

MEDICAL CAPITAL CORPORATION LITIGATION Wells Fargo Bank, N.A. served as indenture trustee for debt issued by affiliates of Medical Capital Corporation, which was placed in receivership at the request of the Securities and Exchange Commission (SEC) in August 2009. Since September 2009, Wells Fargo has been named as a defendant in various class and mass actions brought by holders of Medical Capital Corporation's debt, alleging that Wells Fargo breached contractual and other legal obligations owed to them and seeking unspecified damages. The actions have been consolidated in the United States District Court for the Central District of California. On July 26, 2011, the District Court certified a class consisting of holders of notes issued by affiliates of Medical Capital Corporation and, on October 18, 2011, the Ninth Circuit Court of Appeals denied a petition seeking to appeal the class certification order.

Mortgage-Backed Certificates Litigation Several securities law based putative class actions were consolidated in the U.S. District Court for the Northern District of California on July 16, 2009, under the caption In re Wells Fargo Mortgage-Backed Certificates Litigation. The case asserted claims against several Wells Fargo mortgage backed securities trusts, Wells Fargo Bank, N.A. and other affiliated entities, individual employee defendants, along with various underwriters and rating agencies. The plaintiffs alleged that the offering documents contain untrue statements of material fact, or omit to state material facts necessary to make the registration statements and accompanying prospectuses not misleading. The parties agreed to settle the case on May 27, 2011, for $125 million. Final approval of the settlement was entered on November 14, 2011. Some class members opted out of the settlement, with the most significant being the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and American International Group, Inc.

       On June 29, 2010, and on July 15, 2010, two complaints, the first captioned The Charles Schwab Corporation vs. Merrill Lynch, Pierce, Fenner & Smith, Inc., et al., and the second captioned The Charles Schwab Corporation v. BNP Paribas Securities Corp., et al., were filed in the Superior Court for the State of California, San Francisco County against a number of defendants, including Wells Fargo Bank, N.A. and Wells Fargo Asset Securities Corporation. As against the Wells Fargo entities, the new cases assert opt out claims relating to the claims alleged in the Mortgage-Backed Certificates Litigation.

       On October 15, 2010, three actions, captioned Federal Home Loan Bank of Chicago v. Banc of America Funding Corporation, et al. (filed in the Cook County Circuit Court, State of Illinois); Federal Home Loan Bank of Chicago v. Banc of America Securities LLC, et al. (filed in the Superior Court of the State of California for the County of Los Angeles); and Federal Home Loan Bank of Indianapolis v. Banc of America Mortgage

America Securities, Inc., et al. (filed in the Superior Court of the State of Indiana for the County of Marion), named multiple defendants, described as issuers/depositors, and underwriters/dealers of private label mortgage-backed securities, in an action asserting claims that defendants used false and misleading statements in offering documents for the sale of such securities. The Bank of Chicago asserts that it purchased approximately $4.2 billion and the Bank of Indianapolis asserts that it purchased nearly $3 billion of such securities from the defendants. Plaintiffs seek rescission of the sales and damages under state securities and other laws and Section 11 of the Securities Act of 1933. Wells Fargo Asset Securities Corporation, Wells Fargo Bank, N.A. and Wells Fargo & Company were named among the defendants.

       On April 20, 2011, a case captioned Federal Home Loan of Boston v. Ally Financial, Inc., et al., was filed in the Superior Court of the Commonwealth of Massachusetts for the County of Suffolk. The case names, among a large number of parties, Wells Fargo & Company, Wells Fargo Asset Securitization Corporation and Wells Fargo Bank, N.A. as parties and contains allegations substantially similar to the cases filed by the other Federal Home Loan Banks.

       On April 28, 2011, a case captioned The Union Central Life Insurance Company, et al. v. Credit Suisse First Boston Securities Corp., et al., was filed in the U.S. District Court for the Southern District of New York. Among other defendants, it names Wells Fargo Asset Securitization Corporation and Wells Fargo Bank, N.A. The case asserts various state law fraud claims and claims for violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 on behalf of three insurance companies, relating to offerings of mortgage-backed securities from 2005 through 2007.

       In addition, there are other mortgage-related threatened or asserted claims by entities or investors where Wells Fargo may have indemnity or repurchase obligations, or as to which it has entered into agreements to toll the relevant statutes of limitations.

MORTGAGE FORECLOSURE DOCUMENT LITIGATION Eight purported class actions and several individual borrower actions related to foreclosure document practices were filed in late 2010 and in early 2011 against Wells Fargo Bank, N.A. in its status as mortgage servicer or corporate trustee of mortgage trusts. The cases have been brought in state and federal courts. Five of the class actions have been dismissed or otherwise resolved. Of the individual borrower cases, the majority are filed in state courts in California and Ohio. The actions generally claim that Wells Fargo submitted "fraudulent" or "untruthful" affidavits or other foreclosure documents to courts to support foreclosures filed in the state. Specifically, plaintiffs allege that Wells Fargo signers did not have personal knowledge of the facts alleged in the documents and did not verify the information in the documents ultimately filed with courts to foreclose. Plaintiffs attempt to state legal claims ranging from wrongful foreclosure to deceptive practices or fraud and seek relief ranging from cancellation of notes and mortgages to money damages.

MORTGAGE RELATED REGULATORY INVESTIGATIONS On April 13, 2011, Wells Fargo Bank, N.A. entered into a Consent Order with the OCC and Wells Fargo & Company entered into a Consent Order with the Board of Governors of the Federal Reserve System in connection with Wells Fargo's mortgage foreclosure practices. The Consent Orders require Wells Fargo to develop and implement certain compliance programs and to take other remedial steps, which Wells Fargo is doing. On February 9, 2012, the OCC and Federal Reserve announced that they had also imposed civil money penalties of $83 million and $85 million, respectively, related to the Consent Orders. These penalties will be satisfied through payments made under a separate simultaneous settlement in principle, announced on the same day, among the Department of Justice (DOJ), a task force of Attorneys General from 49 states, other government entities, Wells Fargo and four other mortgage servicers related to mortgage servicing and foreclosure practices. Under the settlement in principle, Wells Fargo agreed to the following commitments, comprised of three components totaling $5.3 billion:

  Consumer Relief Program For qualified borrowers with financial hardship and a loan owned and serviced by Wells Fargo, a commitment to provide $3.4 billion in aggregate consumer relief and assistance programs, including expanded first and second mortgage modifications that broaden the use of principal reduction to help customers achieve affordability, an expanded short sale program that includes waivers of deficiency balances, forgiveness of arrearages for unemployed borrowers, cash-for-keys payments to borrowers who voluntarily vacate properties, and “anti-blight” provisions designed to reduce the impact on communities of vacant properties. As of December 31, 2011, the expected impact of the Consumer Relief Program was covered in our allowance for credit losses and in the nonaccretable difference relating to our purchased credit-impaired residential mortgage portfolio.
  Refinance Program For qualified borrowers with little or negative equity in their home and a loan owned and serviced by Wells Fargo, an expanded first-lien refinance program commitment estimated to provide $900 million of aggregate payment relief over the life of the refinanced loans. The Refinance Program will not result in any current-period charge as its impact will be recognized over a period of years in the form of lower interest income as qualified borrowers benefit from reduced interest rates on loans refinanced under the program.
  Foreclosure Assistance Payment $1 billion paid directly to the federal government and the participating states for their use to address the impact of foreclosure challenges as they see fit and which may include direct payments to consumers. As of December 31, 2011, we had fully accrued for the Foreclosure Assistance Payment.

Government agencies continue investigations or examinations of other mortgage related practices of Wells Fargo. The investigations relate to two main topics, (1) whether Wells Fargo may have violated fair lending or other laws and regulations relating to mortgage origination practices; and (2) whether Wells Fargo properly disclosed in offering documents for its residential mortgage-backed securities the facts and risks associated with those securities. Wells Fargo has received a Wells notice from SEC staff relating to Wells Fargo's disclosures in mortgage-backed securities offering documents. Wells Fargo continues to provide information requested by the various agencies in connection with certain investigations.

MUNICIPAL DERIVATIVES BID PRACTICES INVESTIGATION The DOJ and the SEC, beginning in November 2006, requested information from a number of financial institutions, including Wachovia Bank, N.A.'s municipal derivatives group, with regard to competitive bid practices in the municipal derivative markets. Other state and federal agencies subsequently also began investigations of the same practices. On December 8, 2011, a global resolution of the Wachovia Bank investigations was announced by DOJ, the Internal Revenue Service, the SEC, the OCC and a group of State Attorneys General. The investigations were settled with Wachovia Bank agreeing to pay a total of approximately $148 million in penalties and remediation to the various agencies.

       Wachovia Bank, along with a number of other banks and financial services companies, was named as a defendant in a number of substantially identical purported class actions and individual actions filed in various state and federal courts by various municipalities alleging they have been damaged by the activity which is the subject of the government investigations. These cases were either consolidated under the caption In re Municipal Derivatives Antitrust Litigation or administered jointly with that action in the U.S. District Court for the Southern District of New York. The plaintiffs and Wells Fargo agreed to settle the In re Municipal Derivatives Antitrust Litigation on October 21, 2011. The settlement is subject to court approval and, if finally approved, will result in Wells Fargo paying the amount of $37 million. The settlement was preliminarily approved on December 27, 2011.

ORDER OF POSTING LITIGATION A series of putative class actions have been filed against Wachovia Bank, N.A. and Wells Fargo Bank, N.A., as well as many other banks, challenging the high to low order in which the Banks post debit card transactions to consumer deposit accounts. There are currently several such cases pending against Wells Fargo Bank (including the Wachovia Bank cases to which Wells Fargo succeeded), most of which have been consolidated in multi-district litigation proceedings in the U.S. District Court for the Southern District of Florida. The bank defendants moved to compel these cases to arbitration under recent Supreme Court authority. On November 22, 2011, the Judge denied the motion. The Banks have appealed the decision to the U.S. Court of Appeals for the Eleventh Circuit.

       On August 10, 2010, the U.S. District Court for the Northern District of California issued an order in Gutierrez v. Wells Fargo Bank, N.A., a case that was not consolidated in the multi-district proceedings, enjoining the Bank's use of the high to low posting method for debit card transactions with respect to the plaintiff class of California depositors, directing that the Bank establish a different posting methodology and ordering remediation of approximately $203 million. On October 26, 2010, a final judgment was entered in Gutierrez. On October 28, 2010, Wells Fargo appealed to the U.S. Court of Appeals for the Ninth Circuit.

WACHOVIA EQUITY SECURITIES AND BONDS/NOTES LITIGATION A securities class action, now captioned In re Wachovia Equity Securities Litigation, has been pending under various names since July 7, 2008, in the U.S. District Court for the Southern District of New York alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. Among other allegations, plaintiffs allege Wachovia's common stock price was artificially inflated as a result of allegedly misleading disclosures relating to the Golden West Financial Corp. mortgage portfolio, Wachovia's exposure to other mortgage related products such as CDOs, control issues and auction rate securities. There are four additional cases (not class actions) containing allegations similar to the allegations in the In re Wachovia Equity Securities Litigation captioned Stichting Pensioenfonds ABP v. Wachovia Corp. et al., FC Holdings AB, et al. v. Wachovia Corp., et al., Deka Investment GmbH v. Wachovia Corp. et al. and Forsta AP-Fonden v. Wachovia Corp., et al., respectively, which were filed in the U.S. District Court for the Southern District of New York. On March 31, 2011, the U.S. District Court for the Southern District of New York entered a Decision and Order granting Wachovia's motions to dismiss the In re Wachovia Equity Securities Litigation and the Stichting Pensioenfonds ABP, FC Holdings AB, Deka Investment GmbH and Forsta AP-Fonden cases. Plaintiffs and Wells Fargo have agreed to settle the Equity Securities Litigation for $75 million and on January 27, 2012, the Court entered an order preliminarily approving the settlement. A fairness hearing on final approval of the settlement is scheduled for June 1, 2012.

       After a number of procedural motions, three purported class action cases alleging violations of Sections 11, 12, and 15 of the Securities Act of 1933 as a result of allegedly misleading disclosures relating to the Golden West mortgage portfolio in connection with Wachovia's issuance of various preferred securities and bonds were transferred to the U.S. District Court for the Southern District of New York. A consolidated class action complaint was filed on September 4, 2009, and the matter was captioned In Re Wachovia Preferred Securities and Bond/Notes Litigation. On March 31, 2011, by the same Decision and Order referenced above, the court also granted in part and denied in part Wachovia's motion to dismiss the In re Wachovia Preferred Securities and Bond/Notes Litigation, allowing that case to go forward after limiting the number of offerings at issue. Wells Fargo and the plaintiffs agreed to settle the In re Wachovia Preferred Securities and Bond/Notes Litigation for $590 million. The proposed settlement was preliminarily approved by the Court on August 9, 2011. The hearing on final approval was held on November 14, 2011, and a judgment approving class action settlements was filed on January 3, 2012.

       There are a number of other similar actions filed in state courts in North Carolina and South Carolina by individual shareholders. Two of the individual shareholder actions in South Carolina have been dismissed and the shareholders have appealed. On December 22, 2011, the dismissal of the Rivers v. Wachovia Corporation, et al. case, one of the two South Carolina actions, was affirmed by the U.S. Court of Appeals for the Fourth Circuit.

Outlook When establishing a liability for contingent litigation losses, the Company determines a range of potential losses for each matter that is both probable and estimable, and records the amount it considers to be the best estimate within the range.

The high end of the range of reasonably possible potential litigation losses in excess of the Company's liability for probable and estimable losses was $1.2 billion as of December 31, 2011. For these matters and others where an unfavorable outcome is reasonably possible but not probable, there may be a range of possible losses in excess of the established liability that cannot be estimated. Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wells Fargo believes that the eventual outcome of the actions against Wells Fargo and/or its subsidiaries, including the matters described above, will not, individually or in the aggregate, have a material adverse effect on Wells Fargo's consolidated financial position. However, in the event of unexpected future developments, it is possible that the ultimate resolution of those matters, if unfavorable, may be material to Wells Fargo's results of operations for any particular period.

Derivatives	12 Months Ended
Dec. 31, 2011
Derivative [Abstract]
Derivatives

We use derivatives to manage exposure to market risk, interest rate risk, credit risk and foreign currency risk, to generate profits from proprietary trading and to assist customers with their risk management objectives. Derivative transactions are measured in terms of the notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.

       Our asset/liability management approach to interest rate, foreign currency and certain other risks includes the use of derivatives. Such derivatives are typically designated as fair value or cash flow hedges, or economic hedge derivatives for those that do not qualify for hedge accounting. This helps minimize significant, unplanned fluctuations in earnings, fair values of assets and liabilities, and cash flows caused by interest rate, foreign currency and other market value volatility. This approach involves modifying the repricing characteristics of certain assets and liabilities so that changes in interest rates, foreign currency and other exposures do not have a significantly adverse effect on the net interest margin, cash flows and earnings. As a result of fluctuations in these exposures, hedged assets and liabilities will gain or lose market value. In a fair value or economic hedge, the effect of this unrealized gain or loss will generally be offset by the gain or loss on the derivatives linked to the hedged assets and liabilities. In a cash flow hedge, where we manage the variability of cash payments due to interest rate fluctuations by the effective use of derivatives linked to hedged assets and liabilities, the unrealized gain or loss on the derivatives or the hedged asset or liability is generally not reflected in earnings.

We also offer various derivatives, including interest rate, commodity, equity, credit and foreign exchange contracts, to our customers but usually offset our exposure from such contracts by purchasing other financial contracts. The customer accommodations and any offsetting financial contracts are treated as free-standing derivatives. Free-standing derivatives also include derivatives we enter into for risk management that do not otherwise qualify for hedge accounting, including economic hedge derivatives. To a lesser extent, we take positions based on market expectations or to benefit from price differentials between financial instruments and markets. Additionally, free-standing derivatives include embedded derivatives that are required to be accounted for separately from their host contracts.

       The following table presents the total notional or contractual amounts and fair values for derivatives designated as qualifying hedge contracts, which are used as asset/liability management hedges, and free-standing derivatives (economic hedges) not designated as hedging instruments that are recorded on the balance sheet in other assets or other liabilities. Customer accommodation, trading and other free-standing derivatives are recorded on the balance sheet at fair value in trading assets or other liabilities.

	December 31, 2011			December 31, 2010
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives
Derivatives designated as hedging instruments
Interest rate contracts (1)	$87,537	8,423	2,769	110,314	7,126	1,614
Foreign exchange contracts	22,269	1,523	572	25,904	1,527	727
Total derivatives designated as
qualifying hedging instruments		9,946	3,341		8,653	2,341
Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate contracts (2)	377,497	2,318	2,011	408,563	2,898	2,625
Equity contracts	-	-	-	176	-	46
Foreign exchange contracts	5,833	250	3	5,528	23	53
Credit contracts - protection purchased	125	3	-	396	80	-
Other derivatives	2,367	-	117	2,538	-	35
Subtotal		2,571	2,131		3,001	2,759
Customer accommodation, trading and other
free-standing derivatives:
Interest rate contracts	2,425,144	81,336	83,834	2,809,387	58,225	59,329
Commodity contracts	77,985	4,351	4,234	83,114	4,133	3,918
Equity contracts	68,778	3,768	3,661	73,278	3,272	3,450
Foreign exchange contracts	140,704	3,151	2,803	110,889	2,800	2,682
Credit contracts - protection sold	38,403	319	5,178	47,699	605	5,826
Credit contracts - protection purchased	36,156	3,254	276	44,776	4,661	588
Other derivatives	-	-	-	190	8	-
Subtotal		96,179	99,986		73,704	75,793
Total derivatives not designated as hedging instruments		98,750	102,117		76,705	78,552
Total derivatives before netting		108,696	105,458		85,358	80,893
Netting (3)		(81,143)	(89,990)		(63,469)	(70,009)
Total		$27,553	15,468		21,889	10,884

  Notional amounts presented exclude $15.5 billion at December 31, 2011, and $20.9 billion at December 31, 2010, of basis swaps that are combined with receive fixed-rate/pay floating-rate swaps and designated as one hedging instrument.
  Includes free-standing derivatives (economic hedges) used to hedge the risk of changes in the fair value of residential MSRs, MHFS, and other interests held.
  Represents netting of derivative asset and liability balances, and related cash collateral, with the same counterparty subject to master netting arrangements. The amount of cash collateral netted against derivative assets and liabilities was $6.6 billion and $15.4 billion, respectively, at December 31, 2011, and $5.5 billion and $12.1 billion, respectively, at December 31, 2010.

Fair Value Hedges

We use interest rate swaps to convert certain of our fixed-rate long-term debt and CDs to floating rates to hedge our exposure to interest rate risk. We also enter into cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge our exposure to foreign currency risk and interest rate risk associated with the issuance of non-U.S. dollar denominated long-term debt. In addition, we use interest rate swaps and forward contracts to hedge against changes in fair value of certain investments in available-for-sale debt securities due to changes in interest rates, foreign currency rates, or both. We also use interest rate swaps to hedge against changes in fair value for certain mortgages held for sale. The entire derivative gain or loss is included in the assessment of hedge effectiveness for all fair value hedge relationships, except for those involving foreign-currency denominated securities available for sale and long-term debt hedged with foreign currency forward derivatives for which the component of the derivative gain or loss related to the changes in the difference between the spot and forward price is excluded from the assessment of hedge effectiveness.

       We use statistical regression analysis to assess hedge effectiveness, both at inception of the hedging relationship and on an ongoing basis. The regression analysis involves regressing the periodic change in fair value of the hedging instrument against the periodic changes in fair value of the asset or liability being hedged due to changes in the hedged risk(s). The assessment includes an evaluation of the quantitative measures of the regression results used to validate the conclusion of high effectiveness.

       The following table shows the net gains (losses) recognized in the income statement related to derivatives in fair value hedging relationships.

	Interest rate			Foreign exchange		Total net
	contracts hedging:			contracts hedging:		gains
						(losses)
	Securities	Mortgages		Securities		on fair
	available	held for	Long-term	available	Long-term	value
(in millions)	for sale	sale	debt	for sale	debt	hedges

Year ended December 31, 2011
Gains (losses) recorded in net interest income	$(451)	-	1,659	(11)	376	1,573

Gains (losses) recorded in noninterest income
Recognized on derivatives	(1,298)	(21)	2,796	168	512	2,157
Recognized on hedged item	1,232	17	(2,616)	(186)	(445)	(1,998)
Recognized on fair value hedges (ineffective portion) (1)	$(66)	(4)	180	(18)	67	159

Year ended December 31, 2010
Gains (losses) recorded in net interest income	$(390)	-	1,755	(4)	374	1,735

Gains (losses) recorded in noninterest income
Recognized on derivatives	(432)	-	1,565	269	(1,030)	372
Recognized on hedged item	469	-	(1,469)	(270)	1,007	(263)
Recognized on fair value hedges (ineffective portion) (1)	$37	-	96	(1)	(23)	109

  Included $53 million and $3 million, respectively, for year ended December 31, 2011 and 2010, of gains (losses) on forward derivatives hedging foreign currency securities available for sale and long-term debt, representing the portion of derivatives gains (losses) excluded from the assessment of hedge effectiveness (time value).

Cash Flow Hedges

We hedge floating-rate debt against future interest rate increases by using interest rate swaps, caps, floors and futures to limit variability of cash flows due to changes in the benchmark interest rate. We also use interest rate swaps and floors to hedge the variability in interest payments received on certain floating-rate commercial loans, due to changes in the benchmark interest rate. Gains and losses on derivatives that are reclassified from OCI to interest income and interest expense in the current period are included in the line item in which the hedged item's effect on earnings is recorded. All parts of gain or loss on these derivatives are included in the assessment of hedge effectiveness. We assess hedge effectiveness using regression analysis, both at inception of the hedging relationship and on an ongoing basis. The regression analysis involves regressing the periodic changes in cash flows of the hedging instrument against the periodic changes in cash flows of the forecasted transaction being hedged due to changes in the hedged risk(s). The assessment includes an evaluation of the quantitative measures of the regression results used to validate the conclusion of high effectiveness.

       Based upon current interest rates, we estimate that $440 million (pre-tax) of deferred net gains on derivatives in OCI at December 31, 2011, will be reclassified into interest income and interest expense during the next twelve months. Future changes to interest rates may significantly change actual amounts reclassified to earnings. We are hedging our exposure to the variability of future cash flows for all forecasted transactions for a maximum of 6 years for both hedges of floating-rate debt and floating-rate commercial loans.

       The following table shows the net gains (losses) recognized related to derivatives in cash flow hedging relationships.

	Year ended
	December 31,
(in millions)	2011	2010
Gains (after tax) recognized in OCI on derivatives	$105	468
Gains (pre tax) reclassified from cumulative OCI into net interest income	571	613
Gains (losses) (pre tax) recognized in noninterest income on derivatives (1)	(5)	6

  None of the change in value of the derivatives was excluded from the assessment of hedge effectiveness.

Free-Standing Derivatives

We use free-standing derivatives (economic hedges), in addition to debt securities available for sale, to hedge the risk of changes in the fair value of residential MSRs measured at fair value, certain residential MHFS, derivative loan commitments and other interests held. The resulting gain or loss on these economic hedges is reflected in other income.

       The derivatives used to hedge these MSRs measured at fair value, which include swaps, swaptions, constant maturity mortgages, forwards, Eurodollar and Treasury futures and options contracts, resulted in net derivative gains of $5.2 billion in 2011 and net derivative gains of $4.5 billion in of 2010, which are included in mortgage banking noninterest income. The aggregate fair value of these derivatives was a net asset of $1.4 billion at December 31, 2011, and a net liability of $943 million at December 31, 2010. Changes in fair value of debt securities available for sale (unrealized gains and losses) are not included in servicing income, but are reported in cumulative OCI (net of tax) or, upon sale, are reported in net gains (losses) on debt securities available for sale.

       Interest rate lock commitments for residential mortgage loans that we intend to sell are considered free-standing derivatives. Our interest rate exposure on these derivative loan commitments, as well as substantially all residential MHFS, is hedged with free-standing derivatives (economic hedges) such as swaps, forwards and options, Eurodollar futures and options, and Treasury futures, forwards and options contracts. The commitments, free-standing derivatives and residential MHFS are carried at fair value with changes in fair value included in mortgage banking noninterest income. For the fair value measurement of interest rate lock commitments we include, at inception and during the life of the loan commitment, the expected net future cash flows related to the associated servicing of the loan. Fair value changes subsequent to inception are based on changes in fair value of the underlying loan resulting from the exercise of the commitment and changes in the probability that the loan will not fund within the terms of the commitment (referred to as a fall-out factor). The value of the underlying loan is affected primarily by changes in interest rates and the passage of time. However, changes in investor demand can also cause changes in the value of the underlying loan value that cannot be hedged. The aggregate fair value of derivative loan commitments in the balance sheet was a net asset of $478 million at December 31, 2011, and a net liability of $271 million at December 31, 2010, and is included in the caption “Interest rate contracts” under “Customer accommodation, trading and other free-standing derivatives” in the first table in this Note.

       We also enter into various derivatives primarily to provide derivative products to customers. To a lesser extent, we take positions based on market expectations or to benefit from price differentials between financial instruments and markets. These derivatives are not linked to specific assets and liabilities in the balance sheet or to forecasted transactions in an accounting hedge relationship and, therefore, do not qualify for hedge accounting. We also enter into free-standing derivatives for risk management that do not otherwise qualify for hedge accounting. They are carried at fair value with changes in fair value recorded as other noninterest income.

       Free-standing derivatives also include embedded derivatives that are required to be accounted for separately from their host contract. We periodically issue hybrid long-term notes and CDs where the performance of the hybrid instrument notes is linked to an equity, commodity or currency index, or basket of such indices. These notes contain explicit terms that affect some or all of the cash flows or the value of the note in a manner similar to a derivative instrument and therefore are considered to contain an “embedded” derivative instrument. The indices on which the performance of the hybrid instrument is calculated are not clearly and closely related to the host debt instrument. The “embedded” derivative is separated from the host contract and accounted for as a free-standing derivative. Additionally, we may invest in hybrid instruments that contain embedded derivatives, such as credit derivatives, that are not clearly and closely related to the host contract. In such instances, we either elect fair value option for the hybrid instrument or separate the embedded derivative from the host contract and account for the host contract and derivative separately.

       The following table shows the net gains recognized in the income statement related to derivatives not designated as hedging instruments.

	Year ended
	December 31,
(in millions)	2011	2010
Net gains (losses) recognized on free-standing derivatives (economic hedges):
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (1)	$246	1,611
Other (2)	(157)	(22)
Foreign exchange contracts (2)	70	103
Equity contracts (2)	(5)	-
Credit contracts (2)	(18)	(174)
Subtotal	136	1,518
Net gains (losses) recognized on customer accommodation, trading and other free-standing derivatives:
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (3)	3,594	3,305
Other (4)	298	224
Commodity contracts (4)	124	65
Equity contracts (4)	769	441
Foreign exchange contracts (4)	698	565
Credit contracts (4)	(200)	(710)
Other (4)	(5)	10
Subtotal	5,278	3,900
Net gains recognized related to derivatives not designated as hedging instruments	$5,414	5,418

  Predominantly mortgage banking noninterest income including gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.
  Predominantly included in other noninterest income.
  Predominantly mortgage banking noninterest income including gains (losses) on interest rate lock commitments.
  Predominantly included in net gains from trading activities in noninterest income.

Credit Derivatives

We use credit derivatives primarily to assist customers with their risk management objectives. We may also use credit derivatives in structured product transactions or liquidity agreements written to special purpose vehicles. The maximum exposure of sold credit derivatives is managed through posted collateral, purchased credit derivatives and similar products in order to achieve our desired credit risk profile. This credit risk management provides an ability to recover a significant portion of any amounts that would be paid under the sold credit derivatives. We would be required to perform under the noted credit derivatives in the event of default by the referenced obligors. Events of default include events such as bankruptcy, capital restructuring or lack of principal and/or interest payment. In certain cases, other triggers may exist, such as the credit downgrade of the referenced obligors or the inability of the special purpose vehicle for which we have provided liquidity to obtain funding.

The following table provides details of sold and purchased credit derivatives.

		Notional amount
			Protection	Protection
			sold -	purchased	Net
			non-	with	protection	Other
	Fair value	Protection	investment	identical	sold	protection	Range of
(in millions)	liability	sold (A)	grade	underlyings (B)	(A) - (B)	purchased	maturities
December 31, 2011
Credit default swaps on:
Corporate bonds	$1,002	24,634	14,043	13,329	11,305	9,404	2012-2021
Structured products	3,308	4,691	4,300	2,194	2,497	1,335	2016-2056
Credit protection on:
Default swap index	68	3,006	843	2,341	665	912	2012-2017
Commercial mortgage-
backed securities index	713	1,357	458	19	1,338	1,403	2049-2052
Asset-backed securities index	76	83	83	8	75	116	2037-2046
Loan deliverable credit default swaps	2	460	453	355	105	251	2012-2016
Other	9	4,172	3,637	126	4,046	4,422	2012-2056
Total credit derivatives	$5,178	38,403	23,817	18,372	20,031	17,843

December 31, 2010
Credit default swaps on:
Corporate bonds	$810	30,445	16,360	17,978	12,467	9,440	2011-2020
Structured products	4,145	5,825	5,246	4,948	877	2,482	2016-2056
Credit protection on:
Default swap index	12	2,700	909	2,167	533	1,106	2011-2017
Commercial mortgage-backed securities index	717	1,977	612	924	1,053	779	2049-2052
Asset-backed securities index	128	144	144	46	98	142	2037-2046
Loan deliverable credit default swaps	2	481	456	391	90	261	2011-2014
Other	12	6,127	5,348	41	6,086	2,745	2011-2056
Total credit derivatives	$5,826	47,699	29,075	26,495	21,204	16,955

       Protection sold represents the estimated maximum exposure to loss that would be incurred under an assumed hypothetical circumstance, where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. We believe this hypothetical circumstance to be an extremely remote possibility and accordingly, this required disclosure is not an indication of expected loss. The amounts under non-investment grade represent the notional amounts of those credit derivatives on which we have a higher risk of being required to perform under the terms of the credit derivative and are a function of the underlying assets.

We consider the risk of performance to be high if the underlying assets under the credit derivative have an external rating that is below investment grade or an internal credit default grade that is equivalent thereto. We believe the net protection sold, which is representative of the net notional amount of protection sold and purchased with identical underlyings, in combination with other protection purchased, is more representative of our exposure to loss than either non-investment grade or protection sold. Other protection purchased represents additional protection, which may offset the exposure to loss for protection sold, that was not purchased with an identical underlying of the protection sold.

Credit-Risk Contingent Features

Certain of our derivative contracts contain provisions whereby if the credit rating of our debt, based on certain major credit rating agencies indicated in the relevant contracts, were to fall below investment grade, the counterparty could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features that are in a net liability position was $17.1 billion and $12.6 billion at December 31, 2011 and 2010, respectively, for which we had posted $15.0 billion and $12.0 billion, respectively, in collateral in the normal course of business. If the credit-risk-related contingent features underlying these agreements had been triggered on December 31, 2011 or 2010, we would have been required to post additional collateral of $2.1 billion, or $1.0 billion, respectively, or potentially settle the contract in an amount equal to its fair value.

Counterparty Credit Risk

By using derivatives, we are exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, our counterparty credit risk is equal to the amount reported as a derivative asset on our balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. We minimize counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. To the extent the master netting arrangements and other criteria meet the applicable requirements, derivatives balances and related cash collateral amounts are shown net in the balance sheet. Counterparty credit risk related to derivatives is considered in determining fair value and our assessment of hedge effectiveness.

Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Trading assets, securities available for sale, derivatives, substantially all prime residential MHFS, certain commercial LHFS, certain loans held for investment, fair value MSRs, principal investments and securities sold but not yet purchased (short sale liabilities) are recorded at fair value on a recurring basis. We generally do not record our issued debt at fair value. Additionally, from time to time, we may be required to record at fair value other assets on a nonrecurring basis, such as certain residential and commercial MHFS, certain LHFS, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or write-downs of individual assets.

       We adopted new guidance on fair value measurements effective January 1, 2009, which addresses measuring fair value in situations where markets are inactive and transactions are not orderly. This guidance states transaction or quoted prices for assets or liabilities in inactive markets may require adjustment due to the uncertainty of whether the underlying transactions are orderly. Prior to our adoption of the new provisions for measuring fair value, we primarily used unadjusted independent vendor or broker quoted prices to measure fair value for substantially all securities available for sale.

       In connection with the change in guidance for fair value measurement, we developed policies and procedures to determine when the level and volume of activity for our assets and liabilities requiring fair value measurements has significantly declined relative to normal conditions. For such items that use price quotes, such as certain security classes within securities available for sale, the degree of market inactivity and distressed transactions was analyzed to determine the appropriate adjustment to the price quotes.

       The security classes where we consider the market to be less orderly include primarily non-agency residential MBS. The methodology used to adjust the quotes involved weighting the price quotes and results of internal pricing techniques such as the net present value of future expected cash flows (with observable inputs, where available) discounted at a rate of return market participants require. The significant inputs utilized in the internal pricing techniques, which were estimated by type of underlying collateral, included credit loss assumptions, estimated prepayment speeds and appropriate discount rates.

       The more active and orderly markets for particular security classes were determined to be, the more weighting we assigned to price quotes. The less active and orderly markets were determined to be, the less weighting we assigned to price quotes. We continually assess the level and volume of market activity in our investment security classes in determining adjustments, if any, to price quotes. Given market conditions can change over time, determination of which securities markets are considered active or inactive, and if inactive, the degree to which price quotes require adjustment, can also change.

Fair Value Hierarchy

We group our assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

  Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.
  Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
  Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

       In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. For securities in inactive markets, we use a predetermined percentage to evaluate the impact of fair value adjustments derived from weighting both external and internal indications of value to determine if the instrument is classified as Level 2 or Level 3. Based upon the specific facts and circumstances of each instrument or instrument category, judgments are made regarding the significance of the Level 3 inputs to the instruments' fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3.

Determination of Fair Value

We base our fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements.

       In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon our own estimates or combination of our own estimates and independent vendor or broker pricing, and the measurements are often calculated based on current pricing for products we offer or issue, the economic and competitive environment, the characteristics of the asset or liability and other such factors. As with any valuation technique used to estimate fair value, changes in underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values. Accordingly, these fair value estimates may not be realized in an actual sale or immediate settlement of the asset or liability.

       We incorporate lack of liquidity into our fair value measurement based on the type of asset or liability measured and the valuation methodology used. For example, for certain residential MHFS and certain securities where the significant inputs have become unobservable due to illiquid markets and vendor or broker pricing is not used, we use a discounted cash flow technique to measure fair value. This technique incorporates forecasting of expected cash flows (adjusted for credit loss assumptions and estimated prepayment speeds) discounted at an appropriate market discount rate to reflect the lack of liquidity in the market that a market participant would consider. For other securities where vendor or broker pricing is used, we use either unadjusted broker quotes or vendor prices or vendor or broker prices adjusted by weighting them with internal discounted cash flow techniques to measure fair value. These unadjusted vendor or broker prices inherently reflect any lack of liquidity in the market, as the fair value measurement represents an exit price from a market participant viewpoint.

       Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value on a recurring or nonrecurring basis and for estimating fair value for financial instruments not recorded at fair value.

Assets

Short-term financial assets Short-term financial assets include cash and due from banks, federal funds sold and securities purchased under resale agreements and due from customers on acceptances. These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Trading assets (excluding derivatives) and Securities available for sale Trading assets and securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices in active markets, if available. Such instruments are classified within Level 1 of the fair value hierarchy. Examples include exchange-traded equity securities and some highly liquid government securities such as U.S. Treasuries. When instruments are traded in secondary markets and quoted market prices do not exist for such securities, we generally rely on internal valuation techniques or on prices obtained from independent pricing services or brokers (collectively, vendors) or combination thereof.

       Trading securities are mostly valued using trader prices that are subject to internal price verification procedures. The majority of fair values derived using internal valuation techniques are verified against multiple pricing sources, including prices obtained from independent vendors. Vendors compile prices from various sources and often apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by the vendors in order to determine if observable market information is being used, versus unobservable inputs. When we evaluate the appropriateness of an internal trader price compared with vendor prices, our considerations include the range and quality of vendor prices. Vendor prices are used to ensure the reasonableness of a trader price; however valuing financial instruments involves judgments acquired from knowledge of a particular market and is not perfunctory. If a trader asserts that a vendor price is not reflective of market value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management.

       Similarly, while securities available for sale traded in secondary markets are typically valued using unadjusted vendor prices or vendor prices adjusted by weighting them with internal discounted cash flow techniques, these prices are reviewed and, if deemed inappropriate by a trader who has the most knowledge of a particular market, can be adjusted. Securities measured with these internal valuation techniques are generally classified as Level 2 of the hierarchy and often involve using quoted market prices for similar securities, pricing models, discounted cash flow analyses using significant inputs observable in the market where available or combination of multiple valuation techniques. Examples include certain residential and commercial MBS, municipal bonds, U.S. government and agency MBS, and corporate debt securities.

       Security fair value measurements using significant inputs that are unobservable in the market due to limited activity or a less liquid market are classified as Level 3 in the fair value hierarchy. Such measurements include securities valued using internal models or a combination of multiple valuation techniques such as weighting of internal models and vendor or broker pricing, where the unobservable inputs are significant to the overall fair value measurement. Securities classified as Level 3 include certain residential and commercial MBS, asset-backed securities collateralized by auto leases or loans and cash reserves, CDOs and CLOs, and certain residual and retained interests in residential mortgage loan securitizations. CDOs are valued using the prices of similar instruments, the pricing of completed or pending third party transactions or the pricing of the underlying collateral within the CDO. Where vendor or broker prices are not readily available, management's best estimate is used.

Mortgages held for sale (MHFS) We carry substantially all of our residential MHFS portfolio at fair value. Fair value is based on independent quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. As necessary, these prices are adjusted for typical securitization activities, including servicing value, portfolio composition, market conditions and liquidity. Most of our MHFS are classified as Level 2. For the portion where market pricing data is not available, we use a discounted cash flow model to estimate fair value and, accordingly, classify as Level 3.

Loans held for sale (LHFS) LHFS are carried at the lower of cost or market value, or at fair value. The fair value of LHFS is based on what secondary markets are currently offering for portfolios with similar characteristics. As such, we classify those loans subjected to nonrecurring fair value adjustments as Level 2.

Loans For the carrying value of loans, including PCI loans, see Note 1. Although most loans are not recorded at fair value on a recurring basis, reverse mortgages, which were previously sold under a GNMA securitization program and were consolidated during fourth quarter 2011, are held at fair value on a recurring basis. In addition, we record nonrecurring fair value adjustments to loans to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

       We provide fair value estimates in this disclosure for loans that are not recorded at fair value on a recurring or nonrecurring basis. Those estimates differentiate loans based on their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated by product and loan rate.

       The fair value of commercial loans is calculated by discounting contractual cash flows, adjusted for credit loss estimates, using discount rates that reflect our current pricing for loans with similar characteristics and remaining maturity.

       For real estate 1-4 family first and junior lien mortgages, fair value is calculated by discounting contractual cash flows, adjusted for prepayment and credit loss estimates, using discount rates based on current industry pricing (where readily available) or our own estimate of an appropriate risk-adjusted discount rate for loans of similar size, type, remaining maturity and repricing characteristics.

       The carrying value of credit card loans, which is adjusted for estimates of credit losses inherent in the portfolio at the balance sheet date, is reported as a reasonable estimate of fair value.

       For all other consumer loans, the fair value is generally calculated by discounting the contractual cash flows, adjusted for prepayment and credit loss estimates, based on the current rates we offer for loans with similar characteristics.

       Loan commitments, standby letters of credit and commercial and similar letters of credit generate ongoing fees at our current pricing levels, which are recognized over the term of the commitment period. In situations where the credit quality of the counterparty to a commitment has declined, we record an allowance. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the related allowance. Certain letters of credit that are hedged with derivative instruments are carried at fair value in trading assets or liabilities. For those letters of credit fair value is calculated based on readily quotable credit default spreads, using a market risk credit default swap model.

Derivatives Quoted market prices are available and used for our exchange-traded derivatives, such as certain interest rate futures and option contracts, which we classify as Level 1. However, substantially all of our derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not always readily available. Therefore we value most OTC derivatives using internal valuation techniques. Valuation techniques and inputs to internally-developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative's value is based. Key inputs can include yield curves, credit curves, foreign-exchange rates, prepayment rates, volatility measurements and correlation of such inputs. Where model inputs can be observed in a liquid market and the model does not require significant judgment, such derivatives are typically classified as Level 2 of the fair value hierarchy. Examples of derivatives classified as Level 2 include generic interest rate swaps, foreign currency swaps, commodity swaps, and certain option and forward contracts. When instruments are traded in less liquid markets and significant inputs are unobservable, such derivatives are classified as Level 3. Examples of derivatives classified as Level 3 include complex and highly structured derivatives, certain credit default swaps, interest rate lock commitments written for our residential mortgage loans that we intend to sell and long dated equity options where volatility is not observable. Additionally, significant judgments are required when classifying financial instruments within the fair value hierarchy, particularly between Level 2 and 3, as is the case for certain derivatives.

Mortgage servicing rights (MSRs) and certain other interests held in securitizations MSRs and certain other interests held in securitizations (e.g., interest-only strips) do not trade in an active market with readily observable prices. Accordingly, we determine the fair value of MSRs using a valuation model that calculates the present value of estimated future net servicing income cash flows. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment speeds (including housing price volatility), discount rate, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Commercial MSRs and certain residential MSRs are carried at lower of cost or market value, and therefore can be subject to fair value measurements on a nonrecurring basis. Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For other interests held in securitizations (such as interest-only strips) we use a valuation model that calculates the present value of estimated future cash flows. The model incorporates our own estimates of assumptions market participants use in determining the fair value, including estimates of prepayment speeds, discount rates, defaults and contractual fee income. Interest-only strips are recorded as trading assets. Our valuation approach is validated by our internal valuation model validation group and our valuation estimates are periodically benchmarked to independent appraisals. Fair value measurements of our MSRs and interest-only strips use significant unobservable inputs and, accordingly, we classify as Level 3.

Foreclosed assets Foreclosed assets are carried at net realizable value, which represents fair value less estimated costs to sell. Fair value is generally based upon independent market prices or appraised values of the collateral and, accordingly, we classify foreclosed assets as Level 2.

Nonmarketable equity investments Nonmarketable equity investments are generally recorded under the cost or equity method of accounting. There are generally restrictions on the sale and/or liquidation of these investments, including federal bank stock. Federal bank stock carrying value approximates fair value. We use facts and circumstances available to estimate the fair value of our nonmarketable equity investments. We typically consider our access to and need for capital (including recent or projected financing activity), qualitative assessments of the viability of the investee, evaluation of the financial statements of the investee and prospects for its future. Public equity investments are valued using quoted market prices and discounts are only applied when there are trading restrictions that are an attribute of the investment. We estimate the fair value of investments in non-public securities using metrics such as security prices of comparable public companies, acquisition prices for similar companies and original investment purchase price multiples, while also incorporating a portfolio company's financial performance and specific factors. For investments in private equity funds, we use the NAV provided by the fund sponsor as an appropriate measure of fair value. In some cases, such NAVs require adjustments based on certain unobservable inputs.

Liabilities

Deposit liabilities Deposit liabilities are carried at historical cost. The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits, interest-bearing checking, and market rate and other savings, is equal to the amount payable on demand at the measurement date. The fair value of other time deposits is calculated based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for like wholesale deposits with similar remaining maturities.

Short-term financial liabilities Short-term financial liabilities are carried at historical cost and include federal funds purchased and securities sold under repurchase agreements, commercial paper and other short-term borrowings. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Other liabilities Other liabilities recorded at fair value on a recurring basis, excluding derivative liabilities (see the “Derivatives” section for derivative liabilities), includes primarily short sale liabilities. Short sale liabilities are classified as either Level 1 or Level 2, generally dependent upon whether the underlying securities have readily obtainable quoted prices in active exchange markets.

Long-term debt Long-term debt is generally carried at amortized cost. For disclosure, we are required to estimate the fair value of long-term debt. Generally, the discounted cash flow method is used to estimate the fair value of our long-term debt. Contractual cash flows are discounted using rates currently offered for new notes with similar remaining maturities and, as such, these discount rates include our current spread levels.

Fair Value Measurements from Independent Brokers or Independent Third Party Pricing Services

For certain assets and liabilities, we obtain fair value measurements from independent brokers or independent third party pricing services and record the unadjusted fair value in our financial statements. The detail by level is shown in the table below. Fair value measurements obtained from independent brokers or independent third party pricing services that we have adjusted to determine the fair value recorded in our financial statements are not included in the following table.

	Independent brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2011
Trading assets (excluding derivatives)	$-	446	7	1,086	1,564	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	868	5,748	-
Securities of U.S. states and political subdivisions	-	16	-	-	21,014	-
Mortgage-backed securities	-	2,342	43	-	118,107	186
Other debt securities	-	1,091	8,163	-	26,222	145
Total debt securities	-	3,449	8,206	868	171,091	331
Total marketable equity securities	-	-	-	33	665	3
Total securities available for sale	-	3,449	8,206	901	171,756	334
Derivatives (trading and other assets)	-	17	44	-	834	-
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	11	43	-	850	-
Other liabilities	-	22	-	6	249	-

December 31, 2010
Trading assets (excluding derivatives)	$-	1,211	6	21	2,123	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	936	263	-
Securities of U.S. states and political subdivisions	-	15	-	-	14,055	-
Mortgage-backed securities	-	3	50	-	102,206	169
Other debt securities	-	201	4,133	-	14,376	606
Total debt securities	-	219	4,183	936	130,900	775
Total marketable equity securities	-	-	-	201	727	16
Total securities available for sale	-	219	4,183	1,137	131,627	791
Derivatives (trading and other assets)	-	15	44	-	740	8
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	-	46	-	841	-
Other liabilities	-	20	-	-	393	-

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis.

(in millions)	Level 1	Level 2	Level 3	Netting		Total
December 31, 2011
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$3,342	3,638	-	-		6,980
Securities of U.S. states and political subdivisions	-	2,438	53	-		2,491
Collateralized debt obligations(1)	-	-	1,582	-		1,582
Corporate debt securities	-	6,479	97	-		6,576
Mortgage-backed securities	-	34,959	108	-		35,067
Asset-backed securities	-	1,093	190	-		1,283
Equity securities	1,682	172	4	-		1,858
Total trading securities	5,024	48,779	2,034	-		55,837
Other trading assets	1,847	68	115	-		2,030
Total trading assets (excluding derivatives)	6,871	48,847	2,149	-		57,867
Securities of U.S. Treasury and federal agencies	869	6,099	-	-		6,968
Securities of U.S. states and political subdivisions	-	21,077	11,516	-		32,593
Mortgage-backed securities:
Federal agencies	-	96,754	-	-		96,754
Residential	-	17,775	61	-		17,836
Commercial	-	17,918	232	-		18,150
Total mortgage-backed securities	-	132,447	293	-		132,740
Corporate debt securities	317	17,792	295	-		18,404
Collateralized debt obligations(2)	-	-	8,599	-		8,599
Asset-backed securities:
Auto loans and leases	-	86	6,641	-		6,727
Home equity loans	-	650	282	-		932
Other asset-backed securities	-	8,326	2,863	-		11,189
Total asset-backed securities	-	9,062	9,786	-		18,848
Other debt securities	-	1,044	-	-		1,044
Total debt securities	1,186	187,521	30,489	-		219,196
Marketable equity securities:
Perpetual preferred securities (3)	552	631	1,344	-		2,527
Other marketable equity securities	814	53	23	-		890
Total marketable equity securities	1,366	684	1,367	-		3,417
Total securities available for sale	2,552	188,205	31,856	-		222,613
Mortgages held for sale	-	41,381	3,410	-		44,791
Loans held for sale	-	1,176	-	-		1,176
Loans	-	5,893	23	-		5,916
Mortgage servicing rights (residential)	-	-	12,603	-		12,603
Derivative assets:
Interest rate contracts	-	91,022	1,055	-		92,077
Commodity contracts	-	4,351	-	-		4,351
Equity contracts	471	2,737	560	-		3,768
Foreign exchange contracts	35	4,873	16	-		4,924
Credit contracts	-	2,219	1,357	-		3,576
Other derivative contracts	-	-	-	-		-
Netting	-	-	-	(81,143)	(4)	(81,143)
Total derivative assets (5)	506	105,202	2,988	(81,143)		27,553
Other assets	88	135	244	-		467
Total assets recorded at fair value	$10,017	390,839	53,273	(81,143)		372,986
Derivative liabilities:
Interest rate contracts	$(4)	(88,164)	(446)	-		(88,614)
Commodity contracts	-	(4,234)	-	-		(4,234)
Equity contracts	(229)	(2,797)	(635)	-		(3,661)
Foreign exchange contracts	(31)	(3,324)	(23)	-		(3,378)
Credit contracts	-	(2,099)	(3,355)	-		(5,454)
Other derivative contracts	-	-	(117)	-		(117)
Netting	-	-	-	89,990	(4)	89,990
Total derivative liabilities (6)	(264)	(100,618)	(4,576)	89,990		(15,468)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(3,820)	(919)	-	-		(4,739)
Securities of U.S. states and political subdivisions	-	(2)	-	-		(2)
Corporate debt securities	-	(4,112)	-	-		(4,112)
Equity securities	(944)	(298)	-	-		(1,242)
Other securities	-	(737)	-	-		(737)
Total short sale liabilities	(4,764)	(6,068)	-	-		(10,832)
Other liabilities	-	(98)	(44)	-		(142)
Total liabilities recorded at fair value	$(5,028)	(106,784)	(4,620)	89,990		(26,442)

  Includes collateralized loan obligations of $583 million that are classified as trading assets.
  Includes collateralized loan obligations of $8.1 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
  Derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading liabilities.

(continued from previous page)

(in millions)	Level 1	Level 2	Level 3	Netting		Total
December 31, 2010
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$1,340	3,335	-	-		4,675
Securities of U.S. states and political subdivisions	-	1,893	5	-		1,898
Collateralized debt obligations (1)	-	-	1,915	-		1,915
Corporate debt securities	-	10,164	166	-		10,330
Mortgage-backed securities	-	9,137	117	-		9,254
Asset-backed securities	-	1,811	366	-		2,177
Equity securities	2,143	625	34	-		2,802
Total trading securities	3,483	26,965	2,603	-		33,051
Other trading assets	816	987	136	-		1,939
Total trading assets (excluding derivatives)	4,299	27,952	2,739	-		34,990
Securities of U.S. Treasury and federal agencies	938	666	-	-		1,604
Securities of U.S. states and political subdivisions	-	14,090	4,564	-		18,654
Mortgage-backed securities:
Federal agencies	-	82,037	-	-		82,037
Residential	-	20,183	20	-		20,203
Commercial	-	13,337	217	-		13,554
Total mortgage-backed securities	-	115,557	237	-		115,794
Corporate debt securities	-	9,846	433	-		10,279
Collateralized debt obligations (2)	-	-	4,778	-		4,778
Asset-backed securities:
Auto loans and leases	-	223	6,133	-		6,356
Home equity loans	-	998	112	-		1,110
Other asset-backed securities	-	5,285	3,150	-		8,435
Total asset-backed securities	-	6,506	9,395	-		15,901
Other debt securities	-	370	85	-		455
Total debt securities	938	147,035	19,492	-		167,465
Marketable equity securities:
Perpetual preferred securities (3)	721	677	2,434	-		3,832
Other marketable equity securities	1,224	101	32	-		1,357
Total marketable equity securities	1,945	778	2,466	-		5,189
Total securities available for sale	2,883	147,813	21,958	-		172,654
Mortgages held for sale	-	44,226	3,305	-		47,531
Loans held for sale	-	873	-	-		873
Loans	-	-	309	-		309
Mortgage servicing rights (residential)	-	-	14,467	-		14,467
Derivative assets:
Interest rate contracts	-	67,380	869	-		68,249
Commodity contracts	-	4,133	-	-		4,133
Equity contracts	511	2,040	721	-		3,272
Foreign exchange contracts	42	4,257	51	-		4,350
Credit contracts	-	2,148	3,198	-		5,346
Other derivative contracts	8	-	-	-		8
Netting	-	-	-	(63,469)	(4)	(63,469)
Total derivative assets (5)	561	79,958	4,839	(63,469)		21,889
Other assets	38	45	314	-		397
Total assets recorded at fair value	$7,781	300,867	47,931	(63,469)		293,110
Derivative liabilities:
Interest rate contracts	$(7)	(62,769)	(792)	-		(63,568)
Commodity contracts	-	(3,917)	(1)	-		(3,918)
Equity contracts	(259)	(2,291)	(946)	-		(3,496)
Foreign exchange contracts	(69)	(3,351)	(42)	-		(3,462)
Credit contracts	-	(2,199)	(4,215)	-		(6,414)
Other derivative contracts	-	-	(35)	-		(35)
Netting	-	-	-	70,009	(4)	70,009
Total derivative liabilities (6)	(335)	(74,527)	(6,031)	70,009		(10,884)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(2,827)	(1,129)	-	-		(3,956)
Corporate debt securities	-	(3,798)	-	-		(3,798)
Equity securities	(1,701)	(178)	-	-		(1,879)
Other securities	-	(347)	-	-		(347)
Total short sale liabilities	(4,528)	(5,452)	-	-		(9,980)
Other liabilities	-	(36)	(344)	-		(380)
Total liabilities recorded at fair value	$(4,863)	(80,015)	(6,375)	70,009		(21,244)

  Includes collateralized loan obligations of $671 million that are classified as trading assets.
  Includes collateralized loan obligations of $4.2 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
  Derivative liabilities include contracts qualifying for hedge accounting, economic hedges and derivatives included in trading liabilities.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	3	-	12	51	(18)	53	-
Collateralized debt obligations	1,915	(24)	-	(297)	-	(12)	1,582	1
Corporate debt securities	166	1	-	(70)	-	-	97	(80)
Mortgage-backed securities	117	6	-	(36)	31	(10)	108	(4)
Asset-backed securities	366	75	-	(122)	-	(129)	190	(2)
Equity securities	34	(3)	-	(28)	1	-	4	72
Total trading securities	2,603	58	-	(541)	83	(169)	2,034	(13)
Other trading assets	136	(21)	-	2	-	(2)	115	14
Total trading assets
(excluding derivatives)	2,739	37	-	(539)	83	(171)	2,149	1	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,564	10	52	6,923	-	(33)	11,516	9
Mortgage-backed securities:
Residential	20	(9)	(1)	(6)	121	(64)	61	(8)
Commercial	217	(44)	59	2	2	(4)	232	(56)
Total mortgage-backed
securities	237	(53)	58	(4)	123	(68)	293	(64)
Corporate debt securities	433	150	(112)	(185)	41	(32)	295	(3)
Collateralized debt obligations	4,778	290	(202)	3,725	8	-	8,599	-
Asset-backed securities:
Auto loans and leases	6,133	4	(27)	531	-	-	6,641	-
Home equity loans	112	(3)	(18)	40	221	(70)	282	(25)
Other asset-backed securities	3,150	10	13	181	107	(598)	2,863	(7)
Total asset-backed securities	9,395	11	(32)	752	328	(668)	9,786	(32)
Other debt securities	85	-	-	(85)	-	-	-	-
Total debt securities	19,492	408	(236)	11,126	500	(801)	30,489	(90)	(3)
Marketable equity securities:
Perpetual preferred securities	2,434	160	(7)	(1,243)	2	(2)	1,344	(53)
Other marketable equity securities	32	-	1	(10)	-	-	23	-
Total marketable
equity securities	2,466	160	(6)	(1,253)	2	(2)	1,367	(53)	(4)
Total securities
available for sale	21,958	568	(242)	9,873	502	(803)	31,856	(143)
Mortgages held for sale	3,305	44	-	(104)	492	(327)	3,410	43	(5)
Loans	309	13	-	(299)	-	-	23	-	(5)
Mortgage servicing rights	14,467	(5,821)	-	3,957	-	-	12,603	(3,680)	(5)
Net derivative assets and liabilities:
Interest rate contracts	77	4,051	-	(3,414)	(1)	(104)	609	309
Commodity contracts	(1)	2	-	(9)	(3)	11	-	1
Equity contracts	(225)	126	-	28	(6)	2	(75)	55
Foreign exchange contracts	9	(8)	-	(6)	1	(3)	(7)	(19)
Credit contracts	(1,017)	(856)	-	(123)	-	(2)	(1,998)	50
Other derivative contracts	(35)	(82)	-	-	-	-	(117)	-
Total derivative contracts	(1,192)	3,233	-	(3,524)	(9)	(96)	(1,588)	396	(6)
Other assets	314	12	-	(82)	-	-	244	3	(2)

Short sale liabilities	-	-	-	-	-	-	-	-	(2)
Other liabilities (excluding derivatives)	(344)	(8)	-	308	-	-	(44)	-	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

The following table presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2011.

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$313	(199)	-	(102)	12
Collateralized debt obligations	1,054	(1,310)	-	(41)	(297)
Corporate debt securities	80	(150)	-	-	(70)
Mortgage-backed securities	759	(790)	-	(5)	(36)
Asset-backed securities	516	(585)	-	(53)	(122)
Equity securities	6	(22)	-	(12)	(28)
Total trading securities	2,728	(3,056)	-	(213)	(541)
Other trading assets	-	-	2	-	2
Total trading assets
(excluding derivatives)	2,728	(3,056)	2	(213)	(539)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,280	(4)	4,723	(2,076)	6,923
Mortgage-backed securities:
Residential	3	-	-	(9)	(6)
Commercial	21	-	-	(19)	2
Total mortgage-backed
securities	24	-	-	(28)	(4)
Corporate debt securities	94	(208)	1	(72)	(185)
Collateralized debt obligations	4,805	(36)	-	(1,044)	3,725
Asset-backed securities:
Auto loans and leases	5,918	-	333	(5,720)	531
Home equity loans	44	-	-	(4)	40
Other asset-backed securities	1,428	(456)	1,395	(2,186)	181
Total asset-backed securities	7,390	(456)	1,728	(7,910)	752
Other debt securities	-	(85)	-	-	(85)
Total debt securities	16,593	(789)	6,452	(11,130)	11,126
Marketable equity securities:
Perpetual preferred securities	1	(13)	-	(1,231)	(1,243)
Other marketable equity securities	3	(12)	-	(1)	(10)
Total marketable
equity securities	4	(25)	-	(1,232)	(1,253)
Total securities
available for sale	16,597	(814)	6,452	(12,362)	9,873
Mortgages held for sale	576	(21)	-	(659)	(104)
Loans	23	(309)	-	(13)	(299)
Mortgage servicing rights	-	-	4,011	(54)	3,957
Net derivative assets and liabilities:
Interest rate contracts	6	(1)	-	(3,419)	(3,414)
Commodity contracts	7	(17)	-	1	(9)
Equity contracts	123	(255)	-	160	28
Foreign exchange contracts	4	(4)	-	(6)	(6)
Credit contracts	6	(3)	-	(126)	(123)
Other derivative contracts	-	-	-	-	-
Total derivative contracts	146	(280)	-	(3,390)	(3,524)
Other assets	10	(1)	-	(91)	(82)
Short sale liabilities	(125)	124	-	1	-
Other liabilities (excluding derivatives)	(10)	1	-	317	308

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2010
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	2	-	(11)	9	-	5	1
Collateralized debt obligations	1,133	418	-	364	-	-	1,915	11
Corporate debt securities	223	9	-	67	9	(142)	166	16
Mortgage-backed securities	146	(7)	-	101	-	(123)	117	(17)
Asset-backed securities	497	80	-	(141)	1	(71)	366	67
Equity securities	36	1	-	(5)	2	-	34	(2)
Total trading securities	2,040	503	-	375	21	(336)	2,603	76
Other trading assets	271	(35)	-	(19)	-	(81)	136	10
Total trading assets
(excluding derivatives)	2,311	468	-	356	21	(417)	2,739	86	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	818	12	63	3,485	192	(6)	4,564	4
Mortgage-backed securities:
Residential	1,084	7	(21)	(48)	274	(1,276)	20	(8)
Commercial	1,799	(28)	404	(10)	227	(2,175)	217	(5)
Total mortgage-backed
securities	2,883	(21)	383	(58)	501	(3,451)	237	(13)
Corporate debt securities	367	7	68	(113)	259	(155)	433	-
Collateralized debt obligations	3,725	210	96	959	-	(212)	4,778	(14)
Asset-backed securities:
Auto loans and leases	8,525	1	(246)	(2,403)	256	-	6,133	-
Home equity loans	1,677	1	40	48	113	(1,767)	112	(5)
Other asset-backed securities	2,308	51	(19)	903	1,057	(1,150)	3,150	(12)
Total asset-backed securities	12,510	53	(225)	(1,452)	1,426	(2,917)	9,395	(17)
Other debt securities	77	(15)	11	12	-	-	85	-
Total debt securities	20,380	246	396	2,833	2,378	(6,741)	19,492	(40)	(3)
Marketable equity securities:
Perpetual preferred securities	2,305	100	(31)	6	80	(26)	2,434	-
Other marketable equity securities	88	-	5	(21)	14	(54)	32	-
Total marketable
equity securities	2,393	100	(26)	(15)	94	(80)	2,466	-	(4)
Total securities
available for sale	22,773	346	370	2,818	2,472	(6,821)	21,958	(40)
Mortgages held for sale	3,523	43	-	(253)	380	(388)	3,305	39	(5)
Loans	-	55	-	(112)	1,035	(669)	309	55	(5)
Mortgage servicing rights	16,004	(5,511)	-	4,092	-	(118)	14,467	(2,957)	(5)
Net derivative assets and liabilities:
Interest rate contracts	(114)	3,514	-	(3,482)	159	-	77	(266)
Commodity contracts	-	(1)	-	-	-	-	(1)	(1)
Equity contracts	(344)	(104)	-	169	-	54	(225)	(19)
Foreign exchange contracts	(1)	21	-	(11)	-	-	9	-
Credit contracts	(330)	(675)	-	(18)	6	-	(1,017)	(644)
Other derivative contracts	(43)	4	-	4	-	-	(35)	-
Total derivative contracts	(832)	2,759	-	(3,338)	165	54	(1,192)	(930)	(6)
Other assets	1,373	29	-	(103)	4	(989)	314	(38)	(2)
Short sale liabilities
(corporate debt securities)	(26)	(2)	-	(37)	-	65	-	-	(2)
Other liabilities (excluding derivatives)	(10)	(55)	-	94	(1,038)	665	(344)	(58)	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

(continued from previous page)

							Net unrealized
		Total net gains		Purchases,			gains (losses)
		(losses) included in		sales,	Net		included in net
			Other	issuances	transfers		income related
	Balance,		compre-	and	into and/	Balance,	to assets and
	beginning	Net	hensive	settlements,	or out of	end	liabilities held
(in millions)	of year	income	income	net	Level 3	of year	at period end (1)
Year ended December 31, 2009
Trading assets (excluding derivatives)	$3,495	202	2	(1,749)	361	2,311	276	(2)
Securities available for sale:
Securities of U.S. states and political subdivisions	903	23	-	25	(133)	818	(8)
Mortgage-backed securities:
Federal agencies	4	-	-	-	(4)	-	-
Residential	3,510	(74)	1,092	(759)	(2,685)	1,084	(227)
Commercial	286	(220)	894	41	798	1,799	(112)
Total mortgage-backed securities	3,800	(294)	1,986	(718)	(1,891)	2,883	(339)
Corporate debt securities	282	3	61	(7)	28	367	-
Collateralized debt obligations	2,083	125	577	623	317	3,725	(84)
Other	12,799	136	1,368	584	(2,300)	12,587	(94)
Total debt securities	19,867	(7)	3,992	507	(3,979)	20,380	(525)	(3)
Marketable equity securities:
Perpetual preferred securities	2,775	104	144	(723)	5	2,305	(1)
Other marketable equity securities	50	-	(2)	63	(23)	88	-
Total marketable equity securities	2,825	104	142	(660)	(18)	2,393	(1)	(4)
Total securities available for sale	$22,692	97	4,134	(153)	(3,997)	22,773	(526)
Mortgages held for sale	$4,718	(96)	-	(921)	(178)	3,523	(109)	(5)
Mortgage servicing rights	14,714	(4,970)	-	6,260	-	16,004	(1,534)	(5)
Net derivative assets and liabilities	37	1,439	-	(2,291)	(17)	(832)	(799)	(6)
Other assets (excluding derivatives)	1,231	10	-	132	-	1,373	12	(2)
Liabilities (excluding derivatives)	(16)	(11)	-	1	(10)	(36)	14	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

Changes in Fair Value Levels

We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.

       We evaluate the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total assets, total liabilities or total earnings. For the year ended December 31, 2011, we transferred $709 million of other trading assets from Level 2 to Level 1 due to use of more observable market data. We transferred $801 million of debt securities available for sale from Level 3 to Level 2 due to an increase in the volume of trading activity for certain securities, which resulted in increased occurrences of observable market prices. We also transferred $502 million of securities available for sale from Level 2 to Level 3 primarily due to a decrease in liquidity for certain asset-backed securities.

       Significant changes to Level 3 assets for the year ended December 31, 2010 are described as follows:

  We adopted new consolidation accounting guidance which impacted Level 3 balances for certain financial instruments. Reductions in Level 3 balances, which represent derecognition of existing investments in newly consolidated VIEs, are reflected as transfers out for the following categories: trading assets, $276 million; securities available for sale, $1.9 billion; and mortgage servicing rights, $118 million. Increases in Level 3 balances, which represent newly consolidated VIE assets, are reflected as transfers in for the following categories: securities available for sale, $829 million; loans, $366 million; and long-term debt, $359 million.
  We transferred $4.9 billion of securities available for sale from Level 3 to Level 2 due to an increase in the volume of trading activity for certain mortgage-backed and other asset-backed securities, which resulted in increased occurrences of observable market prices. We also transferred $1.7 billion of debt securities available for sale from Level 2 to Level 3, primarily due to a decrease in liquidity for certain asset-backed securities.

       For the year ended December 31, 2009, we transferred $4.0 billion of debt securities available for sale from Level 3 to Level 2 due to increased trading activity.

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis in 2011 and 2010 that were still held in the balance sheet at each respective year end, the following table provides the fair value hierarchy and the carrying value of the related individual assets or portfolios at year end.

	Carrying value at year end
(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2011
Mortgages held for sale (1)	$-	1,019	1,166	2,185
Loans held for sale	-	86	-	86
Loans:
Commercial	-	1,501	13	1,514
Consumer	-	4,163	4	4,167
Total loans (2)	-	5,664	17	5,681
Mortgage servicing rights (amortized)	-	-	293	293
Other assets (3)	-	537	67	604

December 31, 2010
Mortgages held for sale (1)	$-	2,000	891	2,891
Loans held for sale	-	352	-	352
Loans:
Commercial	-	2,480	67	2,547
Consumer	-	5,870	18	5,888
Total loans (2)	-	8,350	85	8,435
Mortgage servicing rights (amortized)	-	-	104	104
Other assets (3)	-	765	82	847

  Predominantly real estate 1-4 family first mortgage loans measured at LOCOM.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
  Includes the fair value of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

The following table presents the increase (decrease) in value of certain assets that are measured at fair value on a nonrecurring basis for which a fair value adjustment has been included in the income statement.

(in millions)
Year ended December 31, 2011
Mortgages held for sale	$29
Loans held for sale	22
Loans:
Commercial	(1,043)
Consumer	(4,905)
Total loans (1)	(5,948)
Mortgage servicing rights (amortized)	(34)
Other assets (2)	(256)
Total	$(6,187)

Year ended December 31, 2010
Mortgages held for sale	$(20)
Loans held for sale	(1)
Loans:
Commercial	(1,306)
Consumer	(6,881)
Total loans (1)	(8,187)
Mortgage servicing rights (amortized)	(3)
Other assets (2)	(301)
Total	$(8,512)

  Represents write-downs of loans based on the appraised value of the collateral.
  Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Alternative Investments

The following table summarizes our investments in various types of funds, which are included in trading assets, securities available for sale and other assets. We use the funds' net asset values (NAVs) per share as a practical expedient to measure fair value on recurring and nonrecurring bases. The fair values presented in the table are based upon the funds' NAVs or an equivalent measure.

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period
December 31, 2011
Offshore funds	$352	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	22	-	Daily - Annually	5 - 95 days
Private equity funds	976	240	N/A	N/A
Venture capital funds	83	28	N/A	N/A
Total	$1,434	268
December 31, 2010
Offshore funds	$1,665	-	Daily - Annually	1 - 180 days
Funds of funds	63	-	Monthly - Quarterly	10 - 90 days
Hedge funds	23	-	Monthly - Annually	30 - 120 days
Private equity funds	1,830	669	N/A	N/A
Venture capital funds	88	36	N/A	N/A
Total	$3,669	705

N/A - Not applicable

Offshore funds primarily invest in investment grade European fixed-income securities. Redemption restrictions are in place for investments with a fair value of $200 million and $74 million at December 31, 2011 and 2010, respectively, due to lock-up provisions that will remain in effect until October 2015.

       Private equity funds invest in equity and debt securities issued by private and publicly-held companies in connection with leveraged buyouts, recapitalizations and expansion opportunities. Substantially all of these investments do not allow redemptions. Alternatively, we receive distributions as the underlying assets of the funds liquidate, which we expect to occur over the next nine years.

       Venture capital funds invest in domestic and foreign companies in a variety of industries, including information technology, financial services and healthcare. These investments can never be redeemed with the funds. Instead, we receive distributions as the underlying assets of the fund liquidate, which we expect to occur over the next six years.

Fair Value Option

We measure MHFS at fair value for prime MHFS originations for which an active secondary market and readily available market prices exist to reliably support fair value pricing models used for these loans. Loan origination fees on these loans are recognized when earned, and related direct loan origination costs are recognized when incurred. We also measure at fair value certain of our other interests held related to residential loan sales and securitizations. We believe fair value measurement for prime MHFS and other interests held, which we hedge with free-standing derivatives (economic hedges) along with our MSRs, measured at fair value, reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.

       Upon the acquisition of Wachovia, we elected to measure at fair value certain portfolios of LHFS that may be economically hedged with derivative instruments. In addition, we elected to measure at fair value certain letters of credit that are hedged with derivative instruments to better reflect the economics of the transactions. These letters of credit are included in trading account assets or liabilities.

       Upon the adoption of new consolidation guidance on January 1, 2010, we elected to measure at fair value the eligible assets (loans) and liabilities (long-term debt) of certain nonconforming mortgage loan securitization VIEs. We elected the fair value option for such newly consolidated VIEs to continue fair value accounting as our interests prior to consolidation were predominantly carried at fair value with changes in fair value recognized in earnings. Upon clarifying guidance from the SEC during fourth quarter 2011, we consolidated reverse mortgage loans previously sold under a GNMA securitization program. We had initially elected fair value option on these loans prior to sale, and, as such, they were consolidated under fair value option.

       The following table reflects the differences between fair value carrying amount of certain assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

	December 31, 2011				December 31, 2010
			Fair value				Fair value
			carrying				carrying
			amount				amount
			less				less
	Fair value	Aggregate	aggregate		Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid		carrying	unpaid	unpaid
(in millions)	amount	principal	principal		amount	principal	principal
Mortgages held for sale:
Total loans	$44,791	43,687	1,104	(1)	47,531	47,818	(287)	(1)
Nonaccrual loans	265	584	(319)		325	662	(337)
Loans 90 days or more past due and still accruing	44	56	(12)		38	47	(9)
Loans held for sale:
Total loans	1,176	1,216	(40)		873	897	(24)
Nonaccrual loans	25	39	(14)		1	7	(6)
Loans:
Total loans	5,916	5,441	475		309	348	(39)
Nonaccrual loans	32	32	-		13	16	(3)
Loans 90 days or more past due and still accruing	-	-	-		2	2	-
Long-term debt	-	-	-		306	353	(47)

  The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.

The assets accounted for under the fair value option are initially measured at fair value. Gains and losses from initial measurement and subsequent changes in fair value are recognized in earnings. The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown, by income statement line item, below.

	2011			2010			2009
		Net gains			Net gains			Net gains
	Mortgage	(losses)		Mortgage	(losses)		Mortgage	(losses)
	banking	from	Other	banking	from	Other	banking	from	Other
	noninterest	trading	noninterest	noninterest	trading	noninterest	noninterest	trading	noninterest
(in millions)	income	activities	income	income	activities	income	income	activities	income
Year ended December 31,
Mortgages held for sale	$6,084	-	-	6,512	-	-	4,891	-	-
Loans held for sale	-	-	32	-	-	24	-	-	99
Loans	13	-	80	55	-	-	-	-	-
Long-term debt	(11)	-	-	(48)	-	-	-	-	-
Other interests held	-	(25)	-	-	(13)	-	-	117	-

The following table shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

	Year ended Dec. 31,
(in millions)	2011	2010	2009
Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$(144)	(28)	(277)
Loans held for sale	32	24	63
Total	$(112)	(4)	(214)

For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. In recent years spreads have been significantly affected by the lack of liquidity in the secondary market for mortgage loans. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk

Disclosures about Fair Value of Financial Instruments

The table below is a summary of fair value estimates for financial instruments, excluding short-term financial assets and liabilities because carrying amounts approximate fair value, and excluding financial instruments recorded at fair value on a recurring basis. The carrying amounts in the following table are recorded in the balance sheet under the indicated captions.

We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

	December 31,
	2011		2010
	Carrying	Estimated	Carrying	Estimated
(in millions)	amount	fair value	amount	fair value
Financial assets
Mortgages held for sale (1)	$3,566	3,566	4,232	4,234
Loans held for sale (2)	162	176	417	441
Loans, net (3)	731,308	723,867	721,016	710,147
Nonmarketable equity investments (cost method)	8,061	8,490	8,494	8,814
Financial liabilities
Deposits	920,070	921,803	847,942	849,642
Long-term debt (4)	125,238	126,484	156,651	159,996	(3)

  Balance excludes MHFS for which the fair value option was elected.
  Balance excludes LHFS for which the fair value option was elected.
  Loans exclude balances for which the fair value option was elected. At December 31, 2010, long-term debt excludes balances for which the fair value option was elected. Loans exclude lease financing with a carrying amount of $13.1 billion at both December 31, 2011 and 2010, respectively.
  The carrying amount and fair value exclude obligations under capital leases of $116 million and $26 million at December 31, 2011 and 2010, respectively.

Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in the table above. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the related allowance. This amounted to $495 million and $673 million at December 31, 2011 and 2010, respectively.

Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock

We are authorized to issue 20 million shares of preferred stock and 4 million shares of preference stock, both without par value. Preferred shares outstanding rank senior to common shares both as to dividends and liquidation preference but have no general voting rights. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share. Our total issued and outstanding preferred stock includes Dividend Equalization Preferred (DEP) shares and Series I, J, K and L, which are presented in the following two tables, and Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock, which is presented in the table on the following page.

	December 31,
	2011		2010
	Liquidation	Shares	Liquidation	Shares
	preference	authorized	preference	authorized
	per share	and designated	per share	and designated
DEP Shares
Dividend Equalization Preferred Shares	$10	97,000	$10	97,000
Series A
Non-Cumulative Perpetual Preferred Stock	-	-	100,000	25,001
Series B
Non-Cumulative Perpetual Preferred Stock	-	-	100,000	17,501
Series G
7.25% Class A Preferred Stock	15,000	50,000	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
5.80% Fixed to Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Total		10,047,010		10,089,512

	December 31, 2011				December 31, 2010
	Shares				Shares
	issued and	Carrying			issued and		Carrying
(in millions, except shares)	outstanding	Par value	value	Discount	outstanding	Par value	value	Discount
DEP Shares
Dividend Equalization Preferred Shares	96,546	$-	-	-	96,546	$-	-	-
Series I (1)
5.80% Fixed to Floating Class A Preferred Stock	25,010	2,501	2,501	-	-	-	-	-
Series J (1)
8.00% Non-Cumulative Perpetual Class A
Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative
Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual
Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Total	9,591,931	$11,971	10,572	1,399	9,566,921	$9,470	8,071	1,399

  Preferred shares qualify as Tier 1 capital.

In March 2011, the Company issued Series I preferred stock (25,010 shares with a par value of $2.5 billion) to an unconsolidated wholly-owned trust. We have the option to redeem this Series I Preferred Stock at any time, in whole or in part, at a redemption price equal to $100,000 per share.

              In 2011, we redeemed $9.2 billion of trust preferred securities of which $5.8 billion settled in October 2011. Prior to the October 2011 redemption, we had a commitment to issue Series A preferred stock ($2.5 billion) and Series B preferred stock ($1.8 billion) to unconsolidated wholly-owned trusts. Effective with the redemption, the commitment has been eliminated. See Note 8 for additional information on our trust preferred securities. We do not have a commitment to issue Series G or H preferred stock.

ESOP Cumulative Convertible Preferred Stock All shares of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). Dividends on the ESOP Preferred Stock are cumulative from the date of initial issuance and are payable quarterly at annual rates based upon the year of issuance. Each share of ESOP Preferred Stock released from the unallocated reserve of the 401(k) Plan is converted into shares of our common stock based on the stated value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock is also convertible at the option of the holder at any time, unless previously redeemed. We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

	Shares issued and outstanding		Carrying value		Adjustable
	December 31,		December 31,		dividend rate
(in millions, except shares)	2011	2010	2011	2010	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2011	370,280	-	$370	-	9.00%	10.00
2010	231,361	287,161	232	287	9.50	10.50
2008	89,154	104,854	89	105	10.50	11.50
2007	68,414	82,994	69	83	10.75	11.75
2006	46,112	58,632	46	59	10.75	11.75
2005	30,092	40,892	30	41	9.75	10.75
2004	17,115	26,815	17	27	8.50	9.50
2003	6,231	13,591	6	13	8.50	9.50
2002	-	3,443	-	3	10.50	11.50
Total ESOP Preferred Stock (1)	858,759	618,382	$859	618
Unearned ESOP shares (2)			$(926)	(663)

  At December 31, 2011 and December 31, 2010, additional paid-in capital included $67 million and $45 million, respectively, related to preferred stock.
  We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.

Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2011
Common Stock and Stock Plans [Abstract]
Common Stock and Stock Plans

Note 19: Common Stock and Stock Plans

Common Stock

The following table presents our reserved, issued and authorized shares of common stock at December 31, 2011.

Number of shares
Dividend reinvestment and
common stock purchase plans	6,916,421
Director plans	921,682
Stock plans (1)	746,119,381
Convertible securities and warrants	105,014,977
Total shares reserved	858,972,461
Shares issued	5,358,522,061
Shares not reserved	2,782,505,478
Total shares authorized	9,000,000,000

  Includes employee options, restricted shares and restricted share rights, 401(k), profit sharing and compensation deferral plans.

       At December 31, 2011, we have warrants outstanding and exercisable to purchase 39,179,509 shares of our common stock with an exercise price of $34.01 per share, expiring on October 28, 2018. In 2011 we purchased 264,972 of these warrants. These warrants were issued in connection with our participation in the TARP CPP.

Dividend Reinvestment and Common Stock Purchase Plans

Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value under the terms of the plan.

Employee Stock Plans

We offer stock based employee compensation plans as described below. We measure the cost of employee services received in exchange for an award of equity instruments, such as stock options, restricted share rights (RSRs) or performance shares, based on the fair value of the award on the grant date. The cost is normally recognized in our income statement over the vesting period of the award; awards with graded vesting are expensed on a straight line method. Awards that continue to vest after retirement are expensed over the shorter of the period of time between the grant date and the final vesting period or between the grant date and when a team member becomes retirement eligible; awards to team members who are retirement eligible at the grant date are subject to immediate expensing upon grant.

Long-Term Incentive Compensation PlansOur Long- Term Incentive Compensation Plan (LTICP) provides for awards of incentive and nonqualified stock options, stock appreciation rights, restricted shares, RSRs, performance share awards and stock awards without restrictions.

       During 2011 and 2010 we granted RSRs and performance shares as our primary long-term incentive awards instead of stock options. Holders of RSRs are entitled to the related shares of common stock at no cost generally over three to five years after the RSRs were granted. Holders of RSRs may be entitled to receive additional RSRs (dividend equivalents) or cash payments equal to the cash dividends that would have been paid had the RSRs been issued and outstanding shares of common stock. RSRs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying RSRs. RSRs generally continue to vest after retirement according to the original vesting schedule. Except in limited circumstances, RSRs are cancelled when employment ends.

       Holders of each vested performance share are entitled to the related shares of common stock at no cost. Performance shares continue to vest after retirement according to the original vesting schedule subject to satisfying the performance criteria and other vesting conditions.

       Stock options must have an exercise price at or above fair market value (as defined in the plan) of the stock at the date of grant (except for substitute or replacement options granted in connection with mergers or other acquisitions) and a term of no more than 10 years. Except for options granted in 2004 and 2005, which generally vested in full upon grant, options generally become exercisable over three years beginning on the first anniversary of the date of grant. Except as otherwise permitted under the plan, if employment is ended for reasons other than retirement, permanent disability or death, the option exercise period is reduced or the options are cancelled.

       Options granted prior to 2004 may include the right to acquire a “reload” stock option. If an option contains the reload feature and if a participant pays all or part of the exercise price of the option with shares of stock purchased in the market or held by the participant for at least six months and, in either case, not used in a similar transaction in the last six months, upon exercise of the option, the participant is granted a new option to purchase at the fair market value of the stock as of the date of the reload, the number of shares of stock equal to the sum of the number of shares used in payment of the exercise price and a number of shares with respect to related statutory minimum withholding taxes. Reload grants are fully vested upon grant and are expensed immediately.

       Compensation expense for RSRs and performance shares is based on the quoted market price of the related stock at the grant date. Stock option expense is based on the fair value of the awards at the date of grant. The following table summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

	Year ended December 31,
(in millions)	2011	2010	2009
RSRs	$338	252	3
Performance shares	128	66	21
Stock options	63	118	221
Total stock incentive compensation
expense	$529	436	245
Related recognized tax benefit	$200	165	92

       A portion of annual bonus awards recognized during 2009 that are normally paid in cash was paid in our common stock as part of our agreement with the U.S. Treasury to repay our participation in the TARP CPP. The fair value of the stock that was issued was $94 million and there were no vesting conditions or other restrictions on the stock. No annual bonus awards recognized after 2009 were paid in common stock.

       During 2009 the Board of Directors approved salary increases for certain executive officers that were paid, after taxes and other withholdings, in our common stock. In 2010 and 2009, respectively, 62,630 shares and 244,689 shares were issued for salary increases at an average fair value of $27.44 and $27.77, respectively. There are no restrictions on these shares because we repaid the TARP CPP investment in Wells Fargo in December 2009. No salary increases were paid in common stock after March 2010.

       For various acquisitions and mergers, we converted employee and director stock options of acquired or merged companies into stock options to purchase our common stock based on the terms of the original stock option plan and the agreed-upon exchange ratio. In addition, we converted restricted stock awards into awards that entitle holders to our stock after the vesting conditions are met. Holders receive cash dividends on outstanding awards if provided in the original award.

       The total number of shares of common stock available for grant under the plans at December 31, 2011, was 157 million.

PartnerShares Plan In 1996, we adopted the PartnerShares® Stock Option Plan, a broad-based employee stock option plan. It covers full- and part-time employees who generally were not included in the LTICP described above. No options have been granted under the plan since 2002, and as a result of action taken by the Board of Directors on January 22, 2008, no future awards will be granted under the plan. All of our PartnerShares Plan grants were fully vested as of December 31, 2007.

Director Awards

Under the LTICP, we grant common stock and options to purchase common stock to non-employee directors elected or re-elected at the annual meeting of stockholders and prorated awards to directors who join the Board at any other time. The stock award vests immediately. Options granted to directors can be exercised after twelve months through the tenth anniversary of the grant date. Options granted prior to 2005 may include the right to acquire a “reload” stock option.

Restricted Share Rights

A summary of the status of our RSRs and restricted share awards at December 31, 2011, and changes during 2011 is in the following table:

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2011	23,036,722	$26.98
Granted	18,836,636	31.02
Vested	(1,426,158)	28.55
Canceled or forfeited	(1,167,071)	28.52
Nonvested at December 31, 2011	39,280,129	28.81

       The weighted-average grant date fair value of RSRs granted during 2010 and 2009 was $27.29 and $19.04, respectively.

       At December 31, 2011, there was $561 million of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 3.6 years. The total fair value of RSRs that vested during 2011, 2010 and 2009 was $41 million, $15 million and $2 million, respectively.

Performance Share Awards

Holders of performance share awards are entitled to the related shares of common stock at no cost subject to the Company's achievement of specified performance criteria over a three-year period ending December 31, 2013, June 30, 2013, and December 31, 2012. Performance share awards are granted at a target number; based on the Company's performance, the number of awards that vest can be adjusted downward to zero and upward to a maximum of either 125% or 150% of target.

       A summary of the status of our performance awards at December 31, 2011, and changes during 2011 is in the following table, based on the target amount of awards:

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2011	2,564,584	$27.32
Granted	3,853,274	31.26
Canceled or forfeited	(12,893)	31.33
Nonvested at December 31, 2011	6,404,965	29.68

       The weighted-average grant date fair value of performance awards granted during 2010 and 2009 was $27.46 and $27.09, respectively.

       At December 31, 2011, there was $45 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 2 years. As of December 31, 2011, no performance shares were vested.

Stock Options

The table below summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Number	price	term (in yrs.)	(in millions)
Incentive compensation plans
Options outstanding as of December 31, 2010	306,770,791	$38.11
Granted	953,308	30.62
Canceled or forfeited	(11,457,278)	73.47
Exercised	(24,968,218)	21.28
Options outstanding as of December 31, 2011	271,298,603	38.14	4.3	$890
As of December 31, 2011:
Options exercisable and expected to be exercisable	271,298,603	38.14	4.3	890
Options exercisable	245,592,111	40.70	4.1	529

PartnerShares Plan
Options outstanding as of December 31, 2010	8,474,545	25.21
Canceled or forfeited	(137,253)	24.94
Exercised	(859,820)	24.85
Options outstanding as of December 31, 2011	7,477,472	25.25	0.2	17
As of December 31, 2011:
Options exercisable	7,477,472	25.25	0.2	17

Director awards
Options outstanding as of December 31, 2010	797,864	29.10
Granted	21,940	28.68
Canceled or forfeited	(32,412)	29.12
Exercised	(65,960)	23.90
Options outstanding as of December 31, 2011	721,432	29.56	3.6	1
As of December 31, 2011:
Options exercisable	721,432	29.56	3.6	1

       As of December 31, 2011, there was $8 million of unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted-average period of 0.3 years. The total intrinsic value of options exercised during 2011, 2010 and 2009 was $246 million, $298 million and $50 million, respectively.

       Cash received from the exercise of stock options for 2011, 2010 and 2009 was $554 million, $687 million and $153 million, respectively.

       We do not have a specific policy on repurchasing shares to satisfy share option exercises. Rather, we have a general policy on repurchasing shares to meet common stock issuance requirements for our benefit plans (including share option exercises), conversion of our convertible securities, acquisitions and other corporate purposes. Various factors determine the amount and timing of our share repurchases, including our capital requirements, the number of shares we expect to issue for acquisitions and employee benefit plans, market conditions (including the trading price of our stock), and regulatory and legal considerations. These factors can change at any time, and there can be no assurance as to the number of shares we will repurchase or when we will repurchase them.

       The fair value of each option award granted on or after January 1, 2006, is estimated using a Black-Scholes valuation model. The expected term of non-reload options granted is generally based on the historical exercise behavior of full-term options. Our expected volatilities are based on a combination of the historical volatility of our common stock and implied volatilities for traded options on our common stock. The risk-free rate is based on the U.S. Treasury zero-coupon yield curve in effect at the time of grant. Both expected volatility and the risk-free rates are based on a period commensurate with our expected term. Beginning in 2009, the expected dividend is based on a fixed dividend amount. We changed our method of estimating the expected dividend assumption from a yield approach to a fixed amount due to our participation in the TARP CPP during 2009, which restricted us from increasing our dividend without approval from the U.S. Treasury; although we repaid TARP in 2009, federal approval continues to be required before we can increase our dividend. A dividend yield approach models a constant dividend yield, which was considered inappropriate given the restriction on our ability to increase dividends. See Note 3 for additional information.

The following table presents the weighted-average per share fair value of options granted and the assumptions used, based on a Black-Scholes option valuation model. Substantially all of the options granted in 2011 and 2010 resulted from the reload feature.

	Year ended December 31,
	2011	2010	2009
Per share fair value of options granted	$3.78	6.11	3.29
Expected volatility	32.7%	44.3	53.9
Expected dividends	$0.32	0.20	0.33
Expected term (in years)	1.0	1.3	4.5
Risk-free interest rate	0.2%	0.6	1.8

Employee Stock Ownership Plan

The Wells Fargo & Company 401(k) Plan (401(k) Plan) is a defined contribution plan with an Employee Stock Ownership Plan (ESOP) feature. Effective December 31, 2009, the Wachovia Savings Plan, which also had an ESOP feature, merged into the 401(k) Plan, and all of its shares of our common stock were transferred to the 401(k) Plan. The ESOP feature enables the 401(k) Plan to borrow money to purchase our preferred or common stock. From 1994 through 2011, with the exception of 2009, we loaned money to the 401(k) Plan to purchase shares of our ESOP Preferred Stock. As our employer contributions are made to the 401(k) Plan and are used by the Plan to make ESOP loan payments, the ESOP Preferred Stock in the 401(k) Plan is released and converted into our common shares. Dividends on the common shares allocated as a result of the release and conversion of the ESOP Preferred Stock reduce retained earnings and the shares are considered outstanding for computing earnings per share. Dividends on the unallocated ESOP Preferred Stock do not reduce retained earnings, and the shares are not considered to be common stock equivalents for computing earnings per share. Loan principal and interest payments are made from our employer contributions to the 401(k) Plan, along with dividends paid on the ESOP Preferred Stock. With each principal and interest payment, a portion of the ESOP Preferred Stock is released and converted to common shares, which are allocated to the 401(k) Plan participants and invested in the 401(k) Plan's ESOP Fund.

       The balance of common stock held in the ESOP fund, the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan and the fair value of unreleased ESOP Preferred Stock were:

	Shares outstanding
	December 31,
(in millions, except shares)	2011	2010	2009
Allocated shares (common)	131,046,406	118,901,327	110,157,999
Unreleased shares (preferred)	858,759	618,382	414,019
Unreleased shares (common)	-	-	203,755
Fair value of unreleased ESOP Preferred shares	$859	618	414
Fair value of unreleased ESOP Common shares	-	-	5

	Dividends paid
	Year ended December 31,
	2011	2010	2009
Allocated shares (common)	$60	23	45
Unreleased shares (preferred)	95	76	51

Deferred Compensation Plan for Independent Sales Agents

WF Deferred Compensation Holdings, Inc. is a wholly-owned subsidiary of the Parent formed solely to sponsor a deferred compensation plan for independent sales agents who provide investment, financial and other qualifying services for or with respect to participating affiliates.

The Nonqualified Deferred Compensation Plan for Independent Contractors, which became effective January 1, 2002, allows participants to defer all or part of their eligible compensation payable to them by a participating affiliate. The Parent has fully and unconditionally guaranteed the deferred compensation obligations of WF Deferred Compensation Holdings, Inc. under the plan.

Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2011
Employee Benefits And Other Expenses Disclosure [Abstract]
Employee Benefits and Other Expenses

Pension and Postretirement Plans

We sponsor a noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. Benefits accrued under the Cash Balance Plan were frozen effective July 1, 2009.

       On April 28, 2009, the Board of Directors approved amendments to freeze the benefits earned under the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, a cash balance plan that covered eligible employees of the legacy Wachovia Corporation, and to merge the Wachovia Pension Plan into the qualified Cash Balance Plan. These actions became effective on July 1, 2009.

       Prior to July 1, 2009, eligible employees' cash balance plan accounts were allocated a compensation credit based on a percentage of their qualifying compensation. The compensation credit percentage was based on age and years of credited service. The freeze discontinues the allocation of compensation credit for services after June 30, 2009. Investment credits continue to be allocated to participants based on their accumulated balances. Employees become vested in their Cash Balance Plan accounts after completing three years of vesting service.

       Freezing and merging the above plans effective July 1, 2009, resulted in a re-measurement of the pension obligations and plan assets as of April 30, 2009. As a result of freezing our pension plans, we revised our amortization life for actuarial gains and losses from 5 years to 13 years to reflect the estimated average remaining participation period. These actions lowered pension cost by approximately $500 million for 2009, including $67 million of one-time curtailment gains.

We did not make a contribution to our Cash Balance Plan in 2011. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2012; however, this is dependent on the finalization of the actuarial valuation. Our decision of whether to make a contribution in 2012 will be based on various factors including the actual investment performance of plan assets during 2012. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2012 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments; we may contribute more to our postretirement benefit plans dependent on various factors.

       We provide health care and life insurance benefits for certain retired employees and reserve the right to terminate, modify or amend any of the benefits at any time.

       The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.

The changes in the projected benefit obligation of pension benefits and the accumulated benefit obligation of other benefits and the fair value of plan assets, the funded status and the amounts recognized in the balance sheet were

	December 31,
	2011			2010
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,337	693	1,398	10,038	681	1,401
Service cost	6	1	13	5	-	13
Interest cost	520	34	71	554	37	78
Plan participants’ contributions	-	-	88	-	-	74
Actuarial loss (gain)	501	33	(105)	386	46	(5)
Benefits paid	(726)	(70)	(161)	(652)	(71)	(147)
Curtailment	(3)	-	-	-	-	-
Amendments	-	-	-	2	-	-
Liability transfer	-	-	-	-	-	(17)
Foreign exchange impact	(1)	-	-	4	-	1
Benefit obligation at end of year	10,634	691	1,304	10,337	693	1,398
Change in plan assets:
Fair value of plan assets at beginning of year	9,639	-	697	9,112	-	376
Actual return on plan assets	139	-	10	1,163	-	33
Employer contribution	10	70	6	12	71	361
Plan participants’ contributions	-	-	88	-	-	74
Benefits paid	(726)	(70)	(161)	(652)	(71)	(147)
Foreign exchange impact	(1)	-	-	4	-	-
Fair value of plan assets at end of year	9,061	-	640	9,639	-	697
Funded status at end of year	$(1,573)	(691)	(664)	(698)	(693)	(701)
Amounts recognized in the balance sheet at end of year:
Liabilities	$(1,573)	(691)	(664)	(698)	(693)	(701)

The accumulated benefit obligation for the defined benefit pension plans was $11.3 billion and $11.0 billion at December 31, 2011 and 2010, respectively.

The following table provides information for pension plans with benefit obligations in excess of plan assets.

	December 31,
(in millions)	2011	2010
Projected benefit obligation	$11,325	11,030
Accumulated benefit obligation	11,321	11,019
Fair value of plan assets	9,061	9,639

       The components of net periodic benefit cost were:

	Year ended December 31,
	2011			2010			2009
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Service cost	$6	1	13	5	-	13	210	8	13
Interest cost	520	34	71	554	37	78	595	43	83
Expected return on plan assets	(759)	-	(41)	(717)	-	(29)	(643)	-	(29)
Amortization of net actuarial loss	86	6	-	105	3	1	194	2	3
Amortization of prior service cost	-	-	(3)	-	-	(4)	-	(1)	(3)
Settlement Loss	4	3	-	-	-	-	-	-	-
Curtailment loss (gain)	-	-	-	3	-	(4)	(32)	(33)	-
Net periodic benefit cost	(143)	44	40	(50)	40	55	324	19	67
Other changes in plan assets
and benefit obligations
recognized in other
comprehensive income:
Net actuarial loss (gain)	1,120	33	(74)	(59)	46	(9)	(346)	25	99
Amortization of net actuarial loss	(86)	(6)	-	(105)	(3)	(1)	(194)	(2)	(3)
Prior service cost	-	-	-	2	-	-	-	-	-
Amortization of prior service cost	-	-	3	-	-	4	-	1	3
Settlement	(4)	(3)	-	-	-	-	-	-	-
Curtailment	(3)	-	-	(3)	-	4	32	33	-
Net gain on amendment	-	-	-	-	-	-	-	-	(54)
Translation adjustments	(1)	-	-	-	-	-	3	-	2
Total recognized in other
comprehensive income	1,026	24	(71)	(165)	43	(2)	(505)	57	47
Total recognized in net periodic
benefit cost and other
comprehensive income	$883	68	(31)	(215)	83	53	(181)	76	114

Amounts recognized in accumulated OCI (pre tax) consist of:

	December 31,
	2011			2010
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Net actuarial loss	$2,699	137	61	1,672	113	135
Net prior service credit	-	-	(27)	-	-	(30)
Net transition obligation	-	-	1	-	-	1
Translation adjustments	-	-	-	1	-	-
Total	$2,699	137	35	1,673	113	106

We generally amortize net actuarial gain or loss in excess of a 5% corridor from accumulated OCI into net periodic pension cost over the estimated average remaining participation period. The net actuarial loss for the defined benefit pension plans and other post retirement plans that will be amortized from accumulated OCI into net periodic benefit cost in 2012 is $141 million. The net prior service credit for the other post retirement plans that will be amortized from accumulated OCI into net periodic benefit cost in 2012 is $2 million.

Plan Assumptions

For the years ended December 31, 2011 and 2010, the weighted-average discount rate used to determine the projected benefit obligation for pension benefits (qualified and nonqualified) was 5.00% and 5.25%, respectively, and for other postretirement benefits was 4.75% and 5.25%, respectively. We use a consistent methodology to determine the discount rate that is based on an established yield curve methodology. This methodology incorporates a broad group of top quartile Aa bonds consisting of approximately 250-275 bonds. The discount rate is determined by matching this yield curve with the timing and amounts of the expected benefit payments for our plans.

The weighted-average assumptions used to determine the net periodic benefit cost were:

	December 31,
	2011		2010		2009
	Pension	Other	Pension	Other	Pension	Other
	benefits (1)	benefits	benefits (1)	benefits	benefits (1)	benefits
Discount rate (2)	5.25%	5.25	5.75	5.75	7.42	6.75
Expected return on plan assets	8.25	6.00	8.25	8.25	8.75	8.75
Rate of compensation increase	-	-	-	-	4.0	-

(1)       Includes both qualified and nonqualified pension benefits.

(2)       Due to the freeze of the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, the discount rate for the 2009 pension benefits was the weighted average of 6.75% from January through April and 7.75% from May through December.

       Our determination of the reasonableness of our expected long-term rate of return on plan assets is highly quantitative by nature. We evaluate the current asset allocations and expected returns under two sets of conditions: projected returns using several forward-looking capital market assumptions, and historical returns for the main asset classes dating back to 1970 or the earliest period for which historical data was readily available for the asset classes included. Using long term historical data allows us to capture multiple economic environments, which we believe is relevant when using historical returns. We place greater emphasis on the forward-looking return and risk assumptions than on historical results. We use the resulting projections to derive a base line expected rate of return and risk level for the Cash Balance Plans' prescribed asset mix.

       We evaluate the portfolio based on: (1) the established target asset allocations over short term (one-year) and longer term (ten-year) investment horizons, and (2) the range of potential outcomes over these horizons within specific standard deviations. We perform the above analyses to assess the reasonableness of our expected long-term rate of return on plan assets. We consider the expected rate of return to be a long-term average view of expected returns. The expected rate of return would be assessed for significant long-term changes in economic conditions or in planned portfolio composition.

       To account for postretirement health care plans we use health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation we assume average annual increases of approximately 7.75% for health care costs in 2012. This rate is assumed to trend down 0.25% per year until the trend rate reaches an ultimate rate of 5.0% in 2023. The 2011 periodic benefit cost was determined using initial annual trend rates of 8.0%. These rates were assumed to decrease 0.25% per year until they reached ultimate rates of 5.0% in 2023. Increasing the assumed health care trend by one percentage point in each year would increase the benefit obligation as of December 31, 2011, by $63 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2011 by $3 million. Decreasing the assumed health care trend by one percentage point in each year would decrease the benefit obligation as of December 31, 2011, by $56 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2011 by $3 million.

Investment Strategy and Asset Allocation

We seek to achieve the expected long-term rate of return with a prudent level of risk given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with a balance of long-term growth opportunities and short-term benefit strategies while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies. We target the asset allocation for our Cash Balance Plan at a target mix range of 35-55% equities, 35-55% fixed income, and approximately 10% in real estate, venture capital, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.

       The investment strategy for assets held in the Retiree Medical Plan Voluntary Employees' Beneficiary Association (VEBA) trust is established separately from the strategy for the assets in the Cash Balance Plan. The general target asset mix is 20-40% equities and 60-80% fixed income. In addition, the strategy for the VEBA trust assets considers the effect of income taxes by utilizing a combination of variable annuity and low turnover investment strategies. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments

Future benefits that we expect to pay under the pension and other benefit plans are presented in the following table. Other benefits payments are expected to be reduced by prescription drug subsidies from the federal government provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts
Year ended
December 31,
2012	$788	73	102	14
2013	768	70	105	14
2014	749	67	107	15
2015	746	63	110	10
2016	742	63	111	10
2017-2021	3,455	286	548	49

Fair Value of Plan Assets

The following table presents the balances of pension plan assets and other benefit plan assets measured at fair value. Other benefit plan assets include assets held in a 401(h) trust, which are invested using the same asset allocation targets as the Cash Balance Plan, and assets held in a VEBA trust. See Note 17 for fair value hierarchy level definitions.

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2011
Cash and cash equivalents	$-	432	-	432	180	33	-	213
Long duration fixed income(1)	376	2,229	1	2,606	13	74	-	87
Intermediate (core) fixed income (2)	88	380	6	474	4	60	-	64
High-yield fixed income	10	366	1	377	-	12	-	12
International fixed income	147	184	-	331	5	6	-	11
Domestic large-cap stocks (3)	1,163	600	2	1,765	39	31	-	70
Domestic mid-cap stocks	364	183	-	547	12	21	-	33
Domestic small-cap stocks (4)	281	10	-	291	9	17	-	26
International stocks (5)	570	349	1	920	19	40	-	59
Emerging market stocks	-	574	-	574	-	19	-	19
Real estate/timber (6)	102	-	355	457	3	-	12	15
Multi-strategy hedge funds (7)	-	-	251	251	-	-	8	8
Private equity	-	-	129	129	-	-	4	4
Other	-	29	46	75	1	1	23	25
Total plan investments	$3,101	5,336	792	9,229	285	314	47	646
Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(23)				(1)
Total plan assets				$9,061				640
December 31, 2010
Cash and cash equivalents	$47	488	-	535	220	34	-	254
Intermediate (core) fixed income (2)	297	1,964	10	2,271	10	109	-	119
High-yield fixed income	1	406	1	408	-	14	-	14
International fixed income	-	263	-	263	-	8	-	8
Specialty fixed income	-	95	-	95	-	3	-	3
Domestic large-cap stocks (3)	1,323	867	4	2,194	43	40	-	83
Domestic mid-cap stocks	263	129	-	392	9	20	-	29
Domestic small-cap stocks (4)	851	37	-	888	28	20	-	48
International stocks (5)	948	403	6	1,357	31	46	-	77
Emerging market stocks	-	700	-	700	-	23	-	23
Real estate/timber (6)	105	-	360	465	3	-	12	15
Multi-strategy hedge funds (7)	-	-	313	313	-	-	10	10
Private equity	-	-	112	112	-	-	4	4
Other	-	31	41	72	1	1	22	24
Total plan investments	$3,835	5,383	847	10,065	345	318	48	711
Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(281)				(9)
Total plan assets				$9,639				697

(1)       This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds. Investments in this category were made beginning in 2011.

(2)       This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)       This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across nine unique investment strategies. For December 31, 2011 and 2010, respectively, approximately 34% and 33% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.

(4)       This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)       This category includes assets diversified across eight unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)       This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(7)       This category consists of several investment strategies diversified over 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

The changes in Level 3 pension plan and other benefit plan assets measured at fair value are summarized as follows:

				Purchases,
				sales,
	Balance			issuances	Transfers	Balance
	beginning	Gains (losses)		and	into	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year
Year ended December 31, 2011
Pension plan assets
Long duration fixed income	$-	-	-	1	-	1
Intermediate (core) fixed income	10	-	1	(5)	-	6
High-yield fixed income	1	-	-	-	-	1
Domestic large-cap stocks	4	-	(1)	(1)	-	2
International stocks	6	-	(1)	(4)	-	1
Real estate/timber	360	10	22	(37)	-	355
Multi-strategy hedge funds	313	5	(3)	(64)	-	251
Private equity	112	1	16	-	-	129
Other	41	4	-	1	-	46
	$847	20	34	(109)	-	792
Other benefits plan assets
Real estate/timber	$12	-	-	-	-	12
Multi-strategy hedge funds	10	-	-	(2)	-	8
Private equity	4	-	-	-	-	4
Other	22	-	-	1	-	23
	$48	-	-	(1)	-	47
Year ended December 31, 2010
Pension plan assets
Intermediate (core) fixed income	$9	-	2	(3)	2	10
High-yield fixed income	-	-	-	1	-	1
Domestic large-cap stocks	5	-	1	(2)	-	4
International stocks	1	-	2	3	-	6
Real estate/timber	353	(6)	8	5	-	360
Multi-strategy hedge funds	339	6	12	(44)	-	313
Private equity	83	1	10	18	-	112
Other	46	9	(1)	(13)	-	41
	$836	10	34	(35)	2	847
Other benefits plan assets
Real estate/timber	$4	(7)	10	5	-	12
Multi-strategy hedge funds	5	(1)	(3)	9	-	10
Private equity	2	-	1	1	-	4
Other	21	(1)	-	2	-	22
	$32	(9)	8	17	-	48

(1)       All unrealized gains (losses) relate to instruments held at period end.

Valuation Methodologies Following is a description of the valuation methodologies used for assets measured at fair value.

Cash and Cash Equivalents – includes highly liquid government securities such as U.S. Treasuries. Also includes investments in collective investment funds valued at fair value based upon the quoted market values of the underlying net assets. The unit price is quoted on a private market that is not active; however, the unit price is based on underlying investments traded on an active market. Investments in registered investment companies are valued at the NAV of shares held at year end.

Long Duration, Intermediate (Core), High-Yield, International and Specialty Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, discounted cash flow analyses using significant inputs observable in the market where available or combination of multiple valuation techniques. Also includes investments in registered investment companies, collective investment funds and government securities described above.

Domestic, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. Also includes investments in registered investment companies and collective investment funds described above.

Real Estate and Timber – the fair value of real estate and timber is estimated based primarily on appraisals prepared by third-party appraisers. Market values are estimates and the actual market price of the real estate can only be determined by negotiation between independent third parties in a sales transaction. Also includes investments in exchange-traded equity securities described above.

Multi-Strategy Hedge Funds and Private Equity – the fair values of hedge funds are valued based on the proportionate share of the underlying net assets of the investment funds that comprise the fund, based on valuations supplied by the underlying investment funds. Investments in private equity funds are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction.

Other – the fair values of miscellaneous investments are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction. Also includes insurance contracts that are generally stated at cash surrender value.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Defined Contribution Retirement Plans

We sponsor a defined contribution retirement plan named the Wells Fargo & Company 401(k) Plan (401(k) Plan). The Wachovia Savings Plan was acquired December 31, 2008, and merged with the 401(k) Plan effective December 31, 2009. We also sponsored a frozen defined contribution plan, the A.G. Edwards, Inc. Retirement & Profit Sharing Plan (“AGE Plan”), which resulted from a company acquired by Wachovia. The AGE Plan merged with the 401(k) Plan on July 1, 2011. Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, although there may be a lower limit for certain highly compensated employees in order to maintain the qualified status of the 401(k) Plan. Eligible employees who complete one year of service are eligible for company matching contributions, which are generally dollar for dollar up to 6% of an employee's certified compensation. Effective January 1, 2010, previous and future matching contributions are 100% vested for active participants.

In 2009, the 401(k) Plan was amended to permit us to make discretionary profit sharing contributions. Based on 2011, 2010 and 2009 earnings, we committed to make a contribution in shares of common stock to eligible employees' 401(k) Plan accounts equaling 2% of certified compensation for 2011 and 2010, and 1% of certified compensation for 2009, respectively, which resulted in recognizing $311 million, $316 million and $150 million of defined contribution retirement plan expense recorded in 2011, 2010 and 2009, respectively. Total defined contribution retirement plan expenses were $1,104 million, $1,092 million and $862 million in 2011, 2010 and 2009, respectively.

Other Expenses

Expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements were:

	Year ended December 31,
(in millions)	2011	2010	2009
Outside professional services	$2,692	2,370	1,982
Contract services	1,407	1,642	1,088
Foreclosed assets	1,354	1,537	1,071
Operating losses	1,261	1,258	875
Outside data processing	935	1,046	1,027
Postage, stationery and supplies	942	944	933
Insurance	515	464	845

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

The components of income tax expense were:

	Year ended December 31,
(in millions)	2011	2010	2009
Current:
Federal	$3,352	1,425	(3,952)
State and local	468	548	(334)
Foreign	52	78	164
Total current	3,872	2,051	(4,122)
Deferred:
Federal	3,088	4,060	8,709
State and local	471	211	794
Foreign	14	16	(50)
Total deferred	3,573	4,287	9,453
Total	$7,445	6,338	5,331

The tax effects of our temporary differences that gave rise to significant portions of these deferred tax assets and liabilities are presented in the following table.

	December 31,
(in millions)	2011	2010
Deferred tax assets
Allowance for loan losses	$6,955	8,157
Deferred compensation
and employee benefits	4,115	3,473
Accrued expenses	1,598	1,989
PCI loans	3,851	4,933
Basis difference in investments	2,104	2,598
Net operating loss and tax
credit carry forwards	1,701	1,514
Other	402	1,891
Total deferred tax assets	20,726	24,555
Deferred tax assets valuation allowance	(918)	(711)

Deferred tax liabilities
Mortgage servicing rights	(7,388)	(8,020)
Leasing	(4,344)	(3,703)
Mark to market, net	(4,027)	(5,161)
Intangible assets	(2,608)	(3,322)
Net unrealized gains on
securities available for sale	(2,619)	(3,243)
Other	(3,736)	(2,875)
Total deferred tax liabilities	(24,722)	(26,324)
Net deferred tax
asset (liability)	$(4,914)	(2,480)

       Deferred taxes related to net unrealized gains (losses) on securities available for sale, net unrealized gains (losses) on derivatives, foreign currency translation, and employee benefit plan adjustments are recorded in cumulative OCI (see Note 23). These associated adjustments increased OCI by $1.1 billion in 2011.

       We have determined that a valuation allowance is required for 2011 in the amount of $918 million primarily attributable to deferred tax assets in various state and foreign jurisdictions where we believe it is more likely than not that these deferred tax assets will not be realized. In these jurisdictions, carry back limitations, lack of sources of taxable income, and tax planning strategy limitations contributed to our conclusion that the deferred tax assets would not be realizable. We have concluded that it is more likely than not that the remaining deferred tax assets will be realized based on our history of earnings, sources of taxable income in carry back periods, and our ability to implement tax planning strategies.

       At December 31, 2011, we had net operating loss and credit carry forwards with related deferred tax assets of $1.6 billion and $81 million, respectively. If these carry forwards are not utilized, they will expire in varying amounts through 2031.

       At December 31, 2011, we had undistributed foreign earnings of $1.2 billion related to foreign subsidiaries. We intend to reinvest these earnings indefinitely outside the U.S. and accordingly have not provided $339 million of income tax liability on these earnings.

       The following table reconciles the statutory federal income tax expense and rate to the effective income tax expense and rate. Effective January 1, 2009, we adopted new accounting guidance that changed the way noncontrolling interests are presented in the income statement such that the consolidated income statement includes amounts from both Wells Fargo interests and the noncontrolling interests. As a result, our effective tax rate is calculated by dividing income tax expense by income before income tax expense less the net income from noncontrolling interests.

	December 31,
	2011		2010		2009
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$8,160	35.0%	$6,545	35.0%	$6,162	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of
federal income tax benefit	730	3.1	586	3.1	468	2.7
Tax-exempt interest	(334)	(1.4)	(283)	(1.5)	(260)	(1.5)
Excludable dividends	(247)	(1.1)	(258)	(1.3)	(253)	(1.4)
Tax credits	(735)	(3.2)	(577)	(3.1)	(533)	(3.0)
Life insurance	(222)	(1.0)	(223)	(1.2)	(257)	(1.5)
Leveraged lease tax expense	272	1.2	461	2.5	400	2.3
Other (1)	(179)	(0.7)	87	0.4	(396)	(2.3)
Effective income tax expense and rate	$7,445	31.9%	$6,338	33.9%	$5,331	30.3%

(1)       Includes other deductible dividends of $(57) million for 2011, $(33) million for 2010, and $(29) million for 2009.

       The effective tax rate for 2011 decreased primarily due to tax benefits from the realization for tax purposes of a previously written down investment, a decrease in tax expense associated with leveraged leases, as well as tax benefits related to charitable donations of appreciated securities.

       The change in unrecognized tax benefits follows:

	Year ended
	December 31,
(in millions)	2011	2010
Balance at beginning of year	$5,500	4,921
Additions:
For tax positions related to the current year	279	579
For tax positions related to prior years	255	301
Reductions:
For tax positions related to prior years	(358)	(111)
Lapse of statute of limitations	(75)	(148)
Settlements with tax authorities	(596)	(42)
Balance at end of year	$5,005	5,500

       Of the $5.0 billion of unrecognized tax benefits at December 31, 2011, approximately $3.3 billion would, if recognized, affect the effective tax rate. The remaining $1.7 billion of unrecognized tax benefits relates to income tax positions on temporary differences.

       We recognize interest and penalties as a component of income tax expense. As of December 31, 2011 and 2010, we have accrued approximately $871 million and $870 million for the payment of interest and penalties, respectively. We recognized in income tax expense in 2011 and 2010, interest and penalties of $32 million and $45 million, respectively.

       We are subject to U.S. federal income tax as well as income tax in numerous state and foreign jurisdictions. With few exceptions, Wells Fargo and its subsidiaries are not subject to federal, state, local and foreign income tax examinations for taxable years prior to 2007; and Wachovia Corporation and its subsidiaries are not subject to federal, state, local and foreign income tax examinations for taxable years prior to 2006.

       We are routinely examined by tax authorities in various jurisdictions. The IRS is currently examining the 2007 through 2010 consolidated federal income tax returns of Wells Fargo & Company and its subsidiaries. We are also litigating or appealing various issues related to our prior IRS examinations for the periods 1999 and 2003 through 2006. For Wachovia's 2003 through 2008 tax years, we are appealing various issues related to their IRS examinations. We have paid the IRS the contested income tax associated with these issues and refund claims have been filed for the respective years. In addition, we are currently subject to examination by various state, local and foreign taxing authorities. While it is possible that one or more of these examinations may be resolved within the next twelve months, we do not anticipate that there will be a significant impact to our unrecognized tax benefits as a result of these examinations.

       During 2010, we filed a Notice of Appeal to the U.S. Court of Appeals for the Federal Circuit in connection with the adverse judgment of the U.S. Court of Federal Claims related to certain leveraged lease transactions that we entered into between 1997 and 2002. On April 15, 2011, the Federal Circuit affirmed the decision of the Court of Federal Claims. There was no adverse financial statement impact resulting from the Federal Circuit's decision.

       On September 30, 2011, we received an adverse decision from the U.S. District Court for the District of Minnesota in WFC Holdings Corp. v. United States, a case involving a lease restructuring transaction. There was no adverse financial statement impact from the decision. On December 1, 2011, we filed a Notice of Appeal to the U.S. Court of Appeals for the Eighth Circuit.

We estimate that our unrecognized tax benefits will not change significantly during the next 12 months.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share

The table below shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.

		Year ended December 31,
(in millions, except per share amounts)		2011	2010	2009
Wells Fargo net income		$15,869	12,362	12,275
Less:	Preferred stock dividends and other (1)	844	730	4,285
Wells Fargo net income applicable to common stock (numerator)		$15,025	11,632	7,990
Earnings per common share
Average common shares outstanding (denominator)		5,278.1	5,226.8	4,545.2
Per share		$2.85	2.23	1.76
Diluted earnings per common share
Average common shares outstanding		5,278.1	5,226.8	4,545.2
Add:	Stock Options	24.2	28.3	17.2
	Restricted share rights	21.1	8.0	0.3
Diluted average common shares outstanding (denominator)		5,323.4	5,263.1	4,562.7
Per share		$2.82	2.21	1.75

  Includes Series J, K and L preferred stock dividends of $844 million, $737 million and $804 million for the year ended 2011, 2010 and 2009, respectively. Also includes $3.5 billion in 2009, for Series D Preferred Stock, which was redeemed in 2009. In conjunction with the redemption, we accelerated accretion of the remaining discount of $1.9 billion.

The following table presents the outstanding options and warrants to purchase shares of common stock that were anti-dilutive (the exercise price was higher than the weighted-average market price), and therefore not included in the calculation of diluted earnings per common share.

	Weighted-average shares
	Year ended December 31,
(in millions)	2011	2010	2009
Options	198.8	212.1	247.2
Warrants	39.4	66.9	110.3

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Comprehensive Income (Loss) Note

The components of other comprehensive income (OCI) and the related tax effects were:

	Year ended December 31,
	2011			2010			2009
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
(in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Translation adjustments	$(35)	13	(22)	71	(26)	45	118	(45)	73
Securities available for sale:
Net unrealized gains (losses)
arising during the year	(578)	359	(219)	2,611	(1,134)	1,477	15,998	(5,972)	10,026
Reclassification of (gains) losses
included in net income	(696)	262	(434)	77	(29)	48	(349)	129	(220)
Net unrealized gains (losses)
arising during the year	(1,274)	621	(653)	2,688	(1,163)	1,525	15,649	(5,843)	9,806
Derivatives and hedging activities:
Net unrealized gains
arising during the year	190	(85)	105	750	(282)	468	193	(86)	107
Reclassification of net gains on cash flow
hedges included in net income	(571)	217	(354)	(613)	234	(379)	(531)	203	(328)
Net unrealized gains (losses)
arising during the year	(381)	132	(249)	137	(48)	89	(338)	117	(221)
Defined benefit pension plans:
Net actuarial gains (losses)	(1,079)	411	(668)	20	(9)	11	222	(73)	149
Amortization of net actuarial loss and prior
service cost included in net income	99	(38)	61	104	(45)	59	184	(60)	124
Net gains (losses) arising during the year	(980)	373	(607)	124	(54)	70	406	(133)	273
Other comprehensive income	$(2,670)	1,139	(1,531)	3,020	(1,291)	1,729	15,835	(5,904)	9,931

Cumulative OCI balances were:

					Cumulative
			Derivatives	Defined	other
		Securities	and	benefit	compre-
	Translation	available	hedging	pension	hensive
(in millions)	adjustments	for sale	activities	plans	income
Balance, December 31, 2008	$(6)	(6,212)	871	(1,522)	(6,869)
Cumulative effect from change in accounting for
other-than-temporary impairment on debt securities	-	(53)	-	-	(53)
Net change	73	9,806	(221)	273	9,931
Balance, December 31, 2009	67	3,541	650	(1,249)	3,009
Net change	45	1,525	89	70	1,729
Balance, December 31, 2010	112	5,066	739	(1,179)	4,738
Net change	(22)	(653)	(249)	(607)	(1,531)
Balance, December 31, 2011	$90	4,413	490	(1,786)	3,207

Operating Segments	12 Months Ended
Dec. 31, 2011
Operating Segments [Abstract]
Operating Segments

We have three operating segments for management reporting: Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement. The results for these operating segments are based on our management accounting process, for which there is no comprehensive, authoritative guidance equivalent to GAAP for financial accounting. The management accounting process measures the performance of the operating segments based on our management structure and is not necessarily comparable with similar information for other financial services companies. We define our operating segments by product type and customer segment. If the management structure and/or the allocation process changes, allocations, transfers and assignments may change. In first quarter 2010, we conformed certain funding and allocation methodologies of legacy Wachovia to those of Wells Fargo; in addition, integration expense related to mergers other than the Wachovia merger is now included in segment results. In fourth quarter 2010, we aligned certain lending businesses into Wholesale Banking from Community Banking to reflect our previously announced restructuring of Wells Fargo Financial. In first quarter 2011, we realigned a private equity business into Wholesale Banking from Community Banking. The prior periods have been revised to reflect these changes.

Community Banking offers a complete line of diversified financial products and services to consumers and small businesses with annual sales generally up to $20 million in which the owner generally is the financial decision maker. Community Banking also offers investment management and other services to retail customers and securities brokerage through affiliates. These products and services include the Wells Fargo Advantage FundsSM, a family of mutual funds. Loan products include lines of credit, auto floor plan lines, equity lines and loans, equipment and transportation loans, education loans, origination and purchase of residential mortgage loans and servicing of mortgage loans and credit cards. Other credit products and financial services available to small businesses and their owners include equipment leases, real estate and other commercial financing, Small Business Administration financing, venture capital financing, cash management, payroll services, retirement plans, Health Savings Accounts, credit cards, and merchant payment processing. Community Banking also purchases sales finance contracts from retail merchants throughout the United States and retail installment contracts from auto dealers in the United States and Puerto Rico. Consumer and business deposit products include checking accounts, savings deposits, market rate accounts, Individual Retirement Accounts, time deposits, global remittance and debit cards.

       Community Banking serves customers through a complete range of channels, including traditional banking stores, in-store banking centers, business centers, ATMs, Online and Mobile Banking, and Wells Fargo Customer Connection, a 24-hours a day, seven days a week telephone service.

Wholesale Banking provides financial solutions to businesses across the United States with annual sales generally in excess of $20 million and to financial institutions globally. Wholesale Banking provides a complete line of commercial, corporate, capital markets, cash management and real estate banking products and services. These include traditional commercial loans and lines of credit, letters of credit, asset-based lending, equipment leasing, international trade facilities, trade financing, collection services, foreign exchange services, treasury management, investment management, institutional fixed-income sales, interest rate, commodity and equity risk management, online/electronic products such as the Commercial Electronic Office® (CEO®) portal, insurance, corporate trust fiduciary and agency services, and investment banking services. Wholesale Banking manages customer investments through institutional separate accounts and mutual funds, including the Wells Fargo Advantage Funds and Wells Capital Management. Wholesale Banking also supports the CRE market with products and services such as construction loans for commercial and residential development, land acquisition and development loans, secured and unsecured lines of credit, interim financing arrangements for completed structures, rehabilitation loans, affordable housing loans and letters of credit, permanent loans for securitization, CRE loan servicing and real estate and mortgage brokerage services.

Wealth, Brokerage and Retirement provides a full range of financial advisory services to clients using a planning approach to meet each client's needs. Wealth Management provides affluent and high net worth clients with a complete range of wealth management solutions, including financial planning, private banking, credit, investment management and trust. Family Wealth (to be rebranded as Abbot Downing, a Wells Fargo Business, in April 2012) meets the unique needs of ultra high net worth customers. Brokerage serves customers' advisory, brokerage and financial needs as part of one of the largest full-service brokerage firms in the United States. Retirement is a national leader in providing institutional retirement and trust services (including 401(k) and pension plan record keeping) for businesses, retail retirement solutions for individuals, and reinsurance services for the life insurance industry.

Other includes corporate items (such as integration expenses related to the Wachovia merger) not specific to a business segment and elimination of certain items that are included in more than one business segment.

			Wealth,
			Brokerage
	Community	Wholesale	and		Consolidated
(income/expense in millions, average balances in billions)	Banking	Banking	Retirement	Other (1)	Company
2011
Net interest income (2)	$29,580	11,714	2,855	(1,386)	42,763
Provision (reversal of provision) for credit losses	8,001	(109)	170	(163)	7,899
Noninterest income	21,124	9,952	9,333	(2,224)	38,185
Noninterest expense	29,234	11,194	9,935	(970)	49,393
Income (loss) before income tax expense (benefit)	13,469	10,581	2,083	(2,477)	23,656
Income tax expense (benefit)	4,072	3,525	789	(941)	7,445
Net income (loss) before noncontrolling interests	9,397	7,056	1,294	(1,536)	16,211
Less: Net income from noncontrolling interests	317	19	6	-	342
Net income (loss) (3)	$9,080	7,037	1,288	(1,536)	15,869

2010
Net interest income (2)	$31,885	11,474	2,707	(1,309)	44,757
Provision for credit losses	13,807	1,920	334	(308)	15,753
Noninterest income	22,604	10,951	9,023	(2,125)	40,453
Noninterest expense	30,071	11,269	9,768	(652)	50,456
Income (loss) before income tax expense (benefit)	10,611	9,236	1,628	(2,474)	19,001
Income tax expense (benefit)	3,347	3,315	616	(940)	6,338
Net income (loss) before noncontrolling interests	7,264	5,921	1,012	(1,534)	12,663
Less: Net income from noncontrolling interests	274	20	7	-	301
Net income (loss) (3)	$6,990	5,901	1,005	(1,534)	12,362

2009
Net interest income (2)	$34,795	10,222	2,407	(1,100)	46,324
Provision for credit losses	17,866	3,648	460	(306)	21,668
Noninterest income	25,651	10,411	8,358	(2,058)	42,362
Noninterest expense	29,928	10,799	9,426	(1,133)	49,020
Income (loss) before income tax expense (benefit)	12,652	6,186	879	(1,719)	17,998
Income tax expense (benefit)	3,443	2,217	324	(653)	5,331
Net income (loss) before noncontrolling interests	9,209	3,969	555	(1,066)	12,667
Less: Net income from noncontrolling interests	331	35	26	-	392
Net income (loss) (3)	$8,878	3,934	529	(1,066)	12,275

2011
Average loans	$498.1	249.1	43.0	(33.1)	757.1
Average assets	755.7	428.1	152.2	(65.7)	1,270.3
Average core deposits	556.2	202.1	130.4	(62.0)	826.7

2010
Average loans	$530.1	230.5	43.0	(33.0)	770.6
Average assets	772.4	373.8	139.3	(58.6)	1,226.9
Average core deposits	536.4	170.0	121.2	(55.6)	772.0

  Includes Wachovia integration expenses and the elimination of items that are included in both Community Banking and Wealth, Brokerage and Retirement, largely representing services and products for wealth management customers provided in Community Banking stores.
  Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.
  Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.

Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
Financial Statements [Abstract]
Condensed Consolidating Financial Statements

Following are the condensed consolidating financial statements of the Parent and Wells Fargo Financial, Inc. and its owned subsidiaries (WFFI). In 2002, the Parent issued a full and unconditional guarantee of all outstanding term debt securities and commercial paper of WFFI. WFFI ceased filing periodic reports under the Securities Exchange Act of 1934 and is no longer a separately rated company. The Parent also guaranteed all outstanding term debt securities of Wells Fargo Canada Corporation (WFCC), WFFI's wholly owned Canadian subsidiary. WFCC has continued to issue term debt securities and commercial paper in Canada, unconditionally guaranteed by the Parent.

Condensed Consolidating Statement of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
Year ended December 31, 2011
Dividends from subsidiaries:
Bank	$11,546	-	-	(11,546)	-
Nonbank	140	-	-	(140)	-
Interest income from loans	-	2,157	35,367	(277)	37,247
Interest income from subsidiaries	914	-	-	(914)	-
Other interest income	242	109	11,814	-	12,165
Total interest income	12,842	2,266	47,181	(12,877)	49,412
Deposits	-	-	2,275	-	2,275
Short-term borrowings	209	62	487	(678)	80
Long-term debt	2,469	552	1,470	(513)	3,978
Other interest expense	8	-	308	-	316
Total interest expense	2,686	614	4,540	(1,191)	6,649
Net interest income	10,156	1,652	42,641	(11,686)	42,763
Provision for credit losses	-	1,181	6,718	-	7,899
Net interest income after provision for credit losses	10,156	471	35,923	(11,686)	34,864
Noninterest income
Fee income – nonaffiliates	-	110	23,320	-	23,430
Other	460	187	14,739	(631)	14,755
Total noninterest income	460	297	38,059	(631)	38,185
Noninterest expense
Salaries and benefits	(60)	95	27,632	-	27,667
Other	137	652	21,568	(631)	21,726
Total noninterest expense	77	747	49,200	(631)	49,393
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	10,539	21	24,782	(11,686)	23,656
Income tax expense (benefit)	(584)	28	8,001	-	7,445
Equity in undistributed income of subsidiaries	4,746	-	-	(4,746)	-
Net income (loss) before noncontrolling interests	15,869	(7)	16,781	(16,432)	16,211
Less: Net income from noncontrolling interests	-	-	342	-	342
Parent, WFFI, Other and Wells Fargo net income (loss)	$15,869	(7)	16,439	(16,432)	15,869

Condensed Consolidating Statements of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
Year ended December 31, 2010
Dividends from subsidiaries:
Bank	$12,896	-	-	(12,896)	-
Nonbank	21	-	-	(21)	-
Interest income from loans	-	2,674	37,404	(318)	39,760
Interest income from subsidiaries	1,375	-	14	(1,389)	-
Other interest income	304	116	12,616	-	13,036
Total interest income	14,596	2,790	50,034	(14,624)	52,796
Deposits	-	-	2,832	-	2,832
Short-term borrowings	277	46	586	(817)	92
Long-term debt	2,910	963	1,905	(890)	4,888
Other interest expense	2	-	225	-	227
Total interest expense	3,189	1,009	5,548	(1,707)	8,039
Net interest income	11,407	1,781	44,486	(12,917)	44,757
Provision for credit losses	-	1,064	14,689	-	15,753
Net interest income after provision for credit losses	11,407	717	29,797	(12,917)	29,004
Noninterest income
Fee income – nonaffiliates	-	107	23,385	-	23,492
Other	363	145	17,111	(658)	16,961
Total noninterest income	363	252	40,496	(658)	40,453
Noninterest expense
Salaries and benefits	143	150	26,919	-	27,212
Other	1,192	632	22,078	(658)	23,244
Total noninterest expense	1,335	782	48,997	(658)	50,456
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	10,435	187	21,296	(12,917)	19,001
Income tax expense (benefit)	(749)	62	7,025	-	6,338
Equity in undistributed income of subsidiaries	1,178	-	-	(1,178)	-
Net income (loss) before noncontrolling interests	12,362	125	14,271	(14,095)	12,663
Less: Net income from noncontrolling interests	-	-	301	-	301
Parent, WFFI, Other and Wells Fargo net income (loss)	$12,362	125	13,970	(14,095)	12,362

Year ended December 31, 2009
Dividends from subsidiaries:
Bank	$6,974	-	-	(6,974)	-
Nonbank	528	-	-	(528)	-
Interest income from loans	-	3,467	38,140	(18)	41,589
Interest income from subsidiaries	2,126	-	-	(2,126)	-
Other interest income	424	111	14,150	-	14,685
Total interest income	10,052	3,578	52,290	(9,646)	56,274
Deposits	-	-	3,774	-	3,774
Short-term borrowings	174	38	782	(772)	222
Long-term debt	3,391	1,305	2,458	(1,372)	5,782
Other interest expense	-	-	172	-	172
Total interest expense	3,565	1,343	7,186	(2,144)	9,950
Net interest income	6,487	2,235	45,104	(7,502)	46,324
Provision for credit losses	-	1,901	19,767	-	21,668
Net interest income after provision for credit losses	6,487	334	25,337	(7,502)	24,656
Noninterest income
Fee income – nonaffiliates	-	148	22,815	-	22,963
Other	738	169	19,135	(643)	19,399
Total noninterest income	738	317	41,950	(643)	42,362
Noninterest expense
Salaries and benefits	320	129	26,018	-	26,467
Other	521	711	21,964	(643)	22,553
Total noninterest expense	841	840	47,982	(643)	49,020
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	6,384	(189)	19,305	(7,502)	17,998
Income tax expense (benefit)	(164)	(86)	5,581	-	5,331
Equity in undistributed income of subsidiaries	5,727	-	-	(5,727)	-
Net income (loss) before noncontrolling interests	12,275	(103)	13,724	(13,229)	12,667
Less: Net income from noncontrolling interests	-	1	391	-	392
Parent, WFFI, Other and Wells Fargo net income (loss)	$12,275	(104)	13,333	(13,229)	12,275

Condensed Consolidating Balance Sheets

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
December 31, 2011
Assets
Cash and cash equivalents due from:
Subsidiary banks	$19,312	211	-	(19,523)	-
Nonaffiliates	30	355	63,422	-	63,807
Securities available for sale	7,427	1,670	213,516	-	222,613
Mortgages and loans held for sale	-	-	49,695	-	49,695

Loans	6	26,735	759,794	(16,904)	769,631
Loans to subsidiaries:
Bank	3,885	-	-	(3,885)	-
Nonbank	46,987	-	-	(46,987)	-
Allowance for loan losses	-	(1,775)	(17,597)	-	(19,372)
Net loans	50,878	24,960	742,197	(67,776)	750,259
Investments in subsidiaries:
Bank	135,155	-	-	(135,155)	-
Nonbank	17,294	-	-	(17,294)	-
Other assets	7,573	1,255	219,945	(1,280)	227,493
Total assets	$237,669	28,451	1,288,775	(241,028)	1,313,867
Liabilities and equity
Deposits	$-	-	939,593	(19,523)	920,070
Short-term borrowings	759	15,503	79,682	(46,853)	49,091
Accrued expenses and other liabilities	7,052	1,603	70,290	(1,280)	77,665
Long-term debt	77,613	9,746	46,914	(8,919)	125,354
Indebtedness to subsidiaries	12,004	-	-	(12,004)	-
Total liabilities	97,428	26,852	1,136,479	(88,579)	1,172,180
Parent, WFFI, Other and Wells Fargo stockholders' equity	140,241	1,599	150,850	(152,449)	140,241
Noncontrolling interests	-	-	1,446	-	1,446
Total equity	140,241	1,599	152,296	(152,449)	141,687
Total liabilities and equity	$237,669	28,451	1,288,775	(241,028)	1,313,867

December 31, 2010
Assets
Cash and cash equivalents due from:
Subsidiary banks	$30,240	154	-	(30,394)	-
Nonaffiliates	9	212	96,460	-	96,681
Securities available for sale	2,368	2,742	167,544	-	172,654
Mortgages and loans held for sale	-	-	53,053	-	53,053

Loans	7	30,329	742,807	(15,876)	757,267
Loans to subsidiaries:
Bank	3,885	-	-	(3,885)	-
Nonbank	53,382	-	-	(53,382)	-
Allowance for loan losses	-	(1,709)	(21,313)	-	(23,022)
Net loans	57,274	28,620	721,494	(73,143)	734,245
Investments in subsidiaries:
Bank	133,867	-	-	(133,867)	-
Nonbank	14,904	-	-	(14,904)	-
Other assets	8,363	1,316	192,821	(1,005)	201,495
Total assets	$247,025	33,044	1,231,372	(253,313)	1,258,128
Liabilities and equity
Deposits	$-	-	878,336	(30,394)	847,942
Short-term borrowings	2,412	14,490	86,523	(48,024)	55,401
Accrued expenses and other liabilities	6,819	1,685	62,414	(1,005)	69,913
Long-term debt	99,745	15,240	55,476	(13,478)	156,983
Indebtedness to subsidiaries	11,641	-	-	(11,641)	-
Total liabilities	120,617	31,415	1,082,749	(104,542)	1,130,239
Parent, WFFI, Other and Wells Fargo stockholders' equity	126,408	1,618	147,153	(148,771)	126,408
Noncontrolling interests	-	11	1,470	-	1,481
Total equity	126,408	1,629	148,623	(148,771)	127,889
Total liabilities and equity	$247,025	33,044	1,231,372	(253,313)	1,258,128

Condensed Consolidating Statements of Cash Flows

	Year ended December 31,
	2011				2010
			Other				Other
			consolidating				consolidating
			subsidiaries/	Consolidated			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company	Parent	WFFI	eliminations	Company
Cash flows from operating activities:
Net cash provided (used)
by operating activities	$15,049	1,563	(2,947)	13,665	14,180	1,774	2,818	18,772
Cash flows from investing activities:
Securities available for sale:
Sales proceeds	11,459	1,946	9,657	23,062	2,441	796	5,431	8,668
Prepayments and maturities	-	294	52,324	52,618	-	229	47,690	47,919
Purchases	(16,487)	(1,086)	(103,662)	(121,235)	(119)	(1,037)	(52,310)	(53,466)
Loans:
Loans originated by banking
subsidiaries, net of principal
collected	-	(596)	(35,090)	(35,686)	-	(206)	16,075	15,869
Proceeds from sales (including
participations) of loans
originated for investment by
banking subsidiaries	-	-	6,555	6,555	-	-	6,517	6,517
Purchases (including participations)
of loans by banking
subsidiaries	-	-	(8,878)	(8,878)	-	-	(2,297)	(2,297)
Principal collected on nonbank
entities' loans	-	9,984	(202)	9,782	-	10,829	4,731	15,560
Loans originated by nonbank entities	-	(7,520)	(2)	(7,522)	-	(6,336)	(4,500)	(10,836)
Net repayments from
(advances to) subsidiaries	1,318	(81)	(1,237)	-	(5,485)	(842)	6,327	-
Capital notes and term loans
made to subsidiaries	(1,340)	-	1,340	-	-	-	-	-
Principal collected on notes/loans
made to subsidiaries	5,779	-	(5,779)	-	11,282	-	(11,282)	-
Net decrease (increase) in
investment in subsidiaries	(610)	-	610	-	1,198	-	(1,198)	-
Net cash paid for acquisitions	-	-	(353)	(353)	-	-	(36)	(36)
Other, net	230	210	46,173	46,613	15	64	(31,652)	(31,573)
Net cash provided (used)
by investing activities	349	3,151	(38,544)	(35,044)	9,332	3,497	(16,504)	(3,675)
Cash flows from financing activities:
Net change in:
Deposits	-	-	72,128	72,128	-	-	23,924	23,924
Short-term borrowings	(242)	1,013	(7,002)	(6,231)	1,860	4,118	5,330	11,308
Long-term debt:
Proceeds from issuance	7,058	513	4,116	11,687	1,789	-	1,700	3,489
Repayment	(31,198)	(6,029)	(13,328)	(50,555)	(23,281)	(9,478)	(30,558)	(63,317)
Preferred stock:
Proceeds from issuance	2,501	-	-	2,501	-	-	-	-
Cash dividends paid	(844)	-	-	(844)	(737)	-	-	(737)
Common stock warrants repurchased	(2)	-	-	(2)	(545)	-	-	(545)
Common stock:
Proceeds from issuance	1,296	-	-	1,296	1,375	-	-	1,375
Repurchased	(2,416)	-	-	(2,416)	(91)	-	-	(91)
Cash dividends paid	(2,537)	-	-	(2,537)	(1,045)	-	-	(1,045)
Excess tax benefits related to
stock option payments	79	-	-	79	98	-	-	98
Net change in noncontrolling interests:
Other	-	(11)	(320)	(331)	-	1	(593)	(592)
Net cash provided (used) by
financing activities	(26,305)	(4,514)	55,594	24,775	(20,577)	(5,359)	(197)	(26,133)
Net change in cash and
due from banks	(10,907)	200	14,103	3,396	2,935	(88)	(13,883)	(11,036)
Cash and due from banks
at beginning of year	30,249	366	(14,571)	16,044	27,314	454	(688)	27,080
Cash and due from banks
at end of year	$19,342	566	(468)	19,440	30,249	366	(14,571)	16,044

Condensed Consolidating Statement of Cash Flows

			Other
			consolidating
			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company
Year ended December 31,2009
Cash flows from operating activities:
Net cash provided by operating activities	$7,356	1,655	19,602	28,613
Cash flows from investing activities:
Securities available for sale:
Sales proceeds	1,184	925	50,929	53,038
Prepayments and maturities	-	290	38,521	38,811
Purchases	(463)	(1,667)	(93,155)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	-	(981)	53,221	52,240
Proceeds from sales (including participations) of loans
originated for investment by banking subsidiaries	-	-	6,162	6,162
Purchases (including participations) of loans by banking subsidiaries	-	-	(3,363)	(3,363)
Principal collected on nonbank entities' loans	-	11,119	3,309	14,428
Loans originated by nonbank entities	-	(5,523)	(4,438)	(9,961)
Net repayments from (advances to) subsidiaries	11,369	(138)	(11,231)	-
Capital notes and term loans made to subsidiaries	(497)	(1,000)	1,497	-
Principal collected on notes/loans made to subsidiaries	12,979	-	(12,979)	-
Net decrease (increase) in investment in subsidiaries	(1,382)	-	1,382	-
Net cash paid for acquisitions	-	-	(138)	(138)
Other, net	22,513	355	(7,015)	15,853
Net cash provided by investing activities	45,703	3,380	22,702	71,785
Cash flows from financing activities:
Net change in:
Deposits	-	-	42,473	42,473
Short-term borrowings	(19,100)	2,158	(52,166)	(69,108)
Long-term debt:
Proceeds from issuance	8,297	1,347	(1,248)	8,396
Repayment	(22,931)	(8,508)	(34,821)	(66,260)
Preferred stock:
Redeemed	(25,000)	-	-	(25,000)
Cash dividends paid	(2,178)	-	-	(2,178)
Common stock:
Proceeds from issuance	21,976	-	-	21,976
Repurchased	(220)	-	-	(220)
Cash dividends paid	(2,125)	-	-	(2,125)
Excess tax benefits related to stock option payments	18	-	-	18
Net change in noncontrolling interests:
Purchase of Prudential's noncontrolling interest	-	-	(4,500)	(4,500)
Other	-	(4)	(549)	(553)
Other, net	(140)	-	140	-
Net cash used by financing activities	(41,403)	(5,007)	(50,671)	(97,081)
Net change in cash and due from banks	11,656	28	(8,367)	3,317
Cash and due from banks at beginning of year	15,658	426	7,679	23,763
Cash and due from banks at end of year	$27,314	454	(688)	27,080

Regulatory and Agency Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory and Agency Capital Requirements [Abstract]
Regulatory and Agency Capital Requirements

The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal regulatory agencies. The Federal Reserve establishes capital requirements, including well capitalized standards, for the consolidated financial holding company, and the OCC has similar requirements for the Company's national banks, including Wells Fargo Bank, N.A.

We do not consolidate our wholly-owned trust (the Trust) formed solely to issue trust preferred and preferred purchase securities (the Securities). Securities issued by the Trust includable in Tier 1 capital were $7.5 billion at December 31, 2011. Since December 31, 2010, we have called $9.2 billion of trust preferred securities, and also issued $2.5 billion in Series I Preferred Stock, replacing certain preferred purchase securities reflected in the amount of Securities issued by the Trust includable in Tier 1 capital at December 31, 2010. The Series I Preferred Stock was included in preferred stock (Note 18), as a separate component of Tier 1 capital. The junior subordinated debentures held by the Trust were included in the Company's long-term debt.

       Certain subsidiaries of the Company are approved seller/servicers, and are therefore required to maintain minimum levels of shareholders' equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2011, each seller/servicer met these requirements.

Certain broker-dealer subsidiaries of the Company are subject to SEC Rule 15c3-1 (the Net Capital Rule), which requires that we maintain minimum levels of net capital, as defined. At December 31, 2011, each of these subsidiaries met these requirements.

       The following table presents regulatory capital information for Wells Fargo & Company and Wells Fargo Bank, N.A.

	Wells Fargo & Company		Wells Fargo Bank, N.A.		Well-	Minimum
	December 31,				capitalized	capital
(in billions, except ratios)	2011	2010	2011	2010	ratios (1)	ratios (1)
Regulatory capital:
Tier 1	$114.0	109.4	92.6	90.2
Total	148.5	147.1	117.9	117.1

Assets:
Risk-weighted	$1,005.6	980.0	923.2	895.2
Adjusted average (2)	1,262.6	1,189.5	1,115.4	1,057.7

Capital ratios:
Tier 1 capital	11.33%	11.16	10.03	10.07	6.00	4.00
Total capital	14.76	15.01	12.77	13.09	10.00	8.00
Tier 1 leverage (2)	9.03	9.19	8.30	8.52	5.00	4.00

  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
  The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Nature of Operations

Wells Fargo & Company is a diversified financial services company. We provide banking, insurance, trust and investments, mortgage banking, investment banking, retail banking, brokerage, and consumer and commercial finance through banking stores, the internet and other distribution channels to consumers, businesses and institutions in all 50 states, the District of Columbia, and in other countries. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us,” we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company. We also hold a majority interest in a real estate investment trust, which has publicly traded preferred stock outstanding.

Use of Estimates

Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry. To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including allowance for credit losses and purchased credit-impaired (PCI) loans (Note 6), valuations of residential mortgage servicing rights (MSRs) (Notes 8 and 9) and financial instruments (Note 17), liability for mortgage loan repurchase losses (Note 9) and income taxes (Note 21). Actual results could differ from those estimates.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles

Accounting Standards Adopted in 2011

In first quarter 2011, we adopted certain provisions of Accounting Standards Update (ASU or Update) 2010-6, Improving Disclosures about Fair Value Measurements.

In third quarter 2011, we adopted the following new accounting guidance:

  Certain provisions of ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses; and
  ASU 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring.

In fourth quarter 2011, we early adopted ASU 2011-08, Testing Goodwill for Impairment.

Adoption of ASU 2010-6 amendment of disclosure requirements for fair value measurements

ASU 2010-06 amends the disclosure requirements for fair value measurements. Companies are required to disclose significant transfers in and out of Levels 1 and 2 of the fair value hierarchy. This Update also clarifies that fair value measurement disclosures should be presented for each asset and liability class, which is generally a subset of a line item in the statement of financial position. In the rollforward of Level 3 activity, companies must present information on purchases, sales, issuances, and settlements on a gross basis rather than on a net basis. Companies should also provide information about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring instruments classified as either Level 2 or Level 3. In first quarter 2011, we adopted the requirement for gross presentation in the Level 3 rollforward with prospective application. The remaining provisions were effective for us in first quarter 2010. Our adoption of this Update did not affect our consolidated financial statement results since it amends only the disclosure requirements for fair value measurements.

Adoption of ASU 2010-20 enhanced disclosure requirements for the allowance for credit losses and financing receivables

ASU 2010-20 requires enhanced disclosures for the allowance for credit losses and financing receivables, which include certain loans and long-term accounts receivables. Companies are required to disaggregate credit quality information and roll forward the allowance for credit losses by portfolio segment. Companies must also provide supplemental information on the nature and extent of troubled debt restructurings (TDRs) and their effect on the allowance for credit losses. We adopted the new disclosure requirements for TDRs in third quarter 2011 with retrospective application to January 1, 2011. The remaining provisions were effective for us in fourth quarter 2010. Our adoption of this Update did not affect our consolidated financial statement results since it amends only the disclosure requirements for financing receivables and the allowance for credit losses.

Adoption of ASU 2011-02 guidance clarifying under what circumstances a creditor should classify a restructured receivable as a troubled debt restructing (TDR)

ASU 2011-02 provides guidance clarifying under what circumstances a creditor should classify a restructured receivable as a TDR. A receivable is a TDR if both of the following exist: 1) a creditor has granted a concession to the debtor, and 2) the debtor is experiencing financial difficulties. This Update clarifies that a creditor should consider all aspects of a restructuring when evaluating whether it has granted a concession, which include determining whether a debtor can obtain funds from another source at market rates and assessing the value of additional collateral and guarantees obtained at the time of restructuring. This Update also provides factors a creditor should consider when determining if a debtor is experiencing financial difficulties, such as probability of payment default and bankruptcy declarations. This guidance was effective for us in third quarter 2011 with retrospective application to January 1, 2011. Our adoption of this Update did not have a material effect on our consolidated financial statements.

Adoption of ASU 2011-08 option to perform a qualitative assessment of goodwill to test for impairment

ASU 2011-08 provides entities with the option to perform a qualitative assessment of goodwill to test for impairment. If, based on qualitative reviews, a company concludes that more likely than not a reporting unit's fair value is less than its carrying amount, then the company must complete quantitative steps to determine if there is goodwill impairment. If a company concludes otherwise, quantitative tests are not required. Our adoption of this Update did not affect our consolidated financial statements.

Accounting Standards with Retrospective Application

Accounting Standards with Retrospective Application

The following accounting pronouncements have been issued by the FASB but are not yet effective:

  Accounting Standards Update (ASU or Update) 2011-11, Disclosures about Offsetting Assets and Liabilities;
  ASU 2011-05, Presentation of Comprehensive Income; and
  ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.

Accounting standard not yet adopted, ASU 2011-11, expansion of disclosure requirements for financial instruments that may be offset in accordance with enforceable master netting agreements or similar arrangements

ASU 2011-11 expands the disclosure requirements for financial instruments and derivatives that may be offset in accordance with enforceable master netting agreements or similar arrangements. The disclosures are required regardless of whether the instruments have been offset (or netted) in the statement of financial position. Under ASU 2011-11, companies must describe the nature of offsetting arrangements and provide quantitative information about those agreements, including the gross and net amounts of financial instruments that are recognized in the statement of financial position. These changes are effective for us in first quarter 2013 with retrospective application. This Update will not affect our consolidated financial results since it amends only the disclosure requirements for offsetting financial instruments.

Accounting standard not yet adopted, ASU 2011-05, elimination of option for companies to include the components of other comprehensive income in the statement of changes in stockholders' equity

ASU 2011-05 eliminates the option for companies to include the components of other comprehensive income in the statement of changes in stockholders' equity. This Update requires entities to present the components of comprehensive income in either a single statement or in two separate statements, with the statement of other comprehensive income (OCI) immediately following the statement of income. This Update also requires companies to present amounts reclassified out of OCI and into net income on the face of the statement of income.

The remaining provisions are effective for us in first quarter 2012 with retrospective application. Early adoption is permitted. This Update will not affect our consolidated financial results as it amends only the presentation of comprehensive income.

Accounting standard not yet adopted, ASU 2011-12, indefinite deferral of the requirement to present reclassification adjustments on the statement of income	In December 2011, the FASB issued ASU 2011-12, which defers indefinitely the requirement to present reclassification adjustments on the statement of income.
Consolidation

Consolidation

Our consolidated financial statements include the accounts of the Parent and our majority-owned subsidiaries and VIEs (defined below) in which we are the primary beneficiary. Significant intercompany accounts and transactions are eliminated in consolidation. If we own at least 20% of an entity, we generally account for the investment using the equity method. If we own less than 20% of an entity, we generally carry the investment at cost, except marketable equity securities, which we carry at fair value with changes in fair value included in OCI. Investments accounted for under the equity or cost method are included in other assets.

We are a variable interest holder in certain special-purpose entities (SPEs) in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (referred to as VIEs). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity's assets. We consolidate a VIE if we are the primary beneficiary, defined as the party that that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. A variable interest is a contractual, ownership or other interest that changes with changes in the fair value of the VIE's net assets. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis.

Cash and Due from Banks	Cash and Due From Banks Cash and cash equivalents include cash on hand, cash items in transit, and amounts due from the Federal Reserve Bank and other depository institutions.
Trading Assets

Trading Assets

Trading assets are primarily securities, including corporate debt, U.S. government agency obligations and other securities that we acquire for short-term appreciation or other trading purposes, and the fair value of derivatives held for customer accommodation purposes or risk mitigation and hedging. Interest-only strips and other retained interests in securitizations that can be contractually prepaid or otherwise settled in a way that the holder would not recover substantially all of its recorded investment are classified as trading assets. Trading assets are carried at fair value, with realized and unrealized gains and losses recorded in noninterest income.

Available for Sale

Securities

Securities available for sale Debt securities that we might not hold until maturity and marketable equity securities are classified as securities available for sale and reported at fair value. Unrealized gains and losses, after applicable taxes, are reported in cumulative OCI. Fair value measurement is based upon quoted prices in active markets, if available. If quoted prices in active markets are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions and market liquidity. See Note 17 for more information on fair value measurement of our securities.

       We conduct OTTI analysis on a quarterly basis or more often if a potential loss-triggering event occurs. The initial indicator of OTTI for both debt and equity securities is a decline in market value below the amount recorded for an investment and the severity and duration of the decline.

       For a debt security for which there has been a decline in the fair value below amortized cost basis, we recognize OTTI if we (1) have the intent to sell the security, (2) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, or (3) we do not expect to recover the entire amortized cost basis of the security.

       Estimating recovery of the amortized cost basis of a debt security is based upon an assessment of the cash flows expected to be collected. If the cash flows expected to be collected are less than amortized cost, OTTI is considered to have occurred. In performing an assessment of the cash flows expected to be collected, we consider all relevant information including:

  the length of time and the extent to which the fair value has been less than the amortized cost basis;
  the historical and implied volatility of the fair value of the security;
  the cause of the price decline, such as the general level of interest rates or adverse conditions specifically related to the security, an industry or a geographic area;
  the issuer's financial condition, near-term prospects and ability to service the debt;
  the payment structure of the debt security and the likelihood of the issuer being able to make payments that increase in the future;
  for asset-backed securities, the credit performance of the underlying collateral, including delinquency rates, level of non-performing assets, cumulative losses to date, collateral value and the remaining credit enhancement compared with expected credit losses;
  any change in rating agencies' credit ratings at evaluation date from acquisition date and any likely imminent action;
  independent analyst reports and forecasts, sector credit ratings and other independent market data; and
  recoveries or additional declines in fair value subsequent to the balance sheet date.

         If we intend to sell the security, or if it is more likely than not we will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. For debt securities that are considered other-than-temporarily impaired that we do not intend to sell or it is more likely than not that we will not be required to sell before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in OCI. The measurement of the credit loss component is equal to the difference between the debt security's cost basis and the present value of its expected future cash flows discounted at the security's effective yield. The remaining difference between the security's fair value and the present value of future expected cash flows is due to factors that are not credit-related and, therefore, are recognized in OCI. We believe that we will fully collect the carrying value of securities on which we have recorded a non-credit-related impairment in OCI.

         We hold investments in perpetual preferred securities (PPS) that are structured in equity form, but have many of the characteristics of debt instruments, including periodic cash flows in the form of dividends, call features, ratings that are similar to debt securities and pricing like long-term callable bonds.

         Because of the hybrid nature of these securities, we evaluate PPS for OTTI using a model similar to the model we use for debt securities as described above. Among the factors we consider in our evaluation of PPS are whether there is any evidence of deterioration in the credit of the issuer as indicated by a decline in cash flows or a rating agency downgrade to below investment grade and the estimated recovery period. Additionally, in determining if there was evidence of credit deterioration, we evaluate: (1) the severity of decline in market value below cost, (2) the period of time for which the decline in fair value has existed, and (3) the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. We consider PPS to be other-than-temporarily impaired if cash flows expected to be collected are insufficient to recover our investment or if we no longer believe the security will recover within the estimated recovery period. OTTI write-downs of PPS are recognized in earnings equal to the difference between the cost basis and fair value of the security. Based upon the factors considered in our OTTI evaluation, we believe our investments in PPS currently rated investment grade will be fully realized and, accordingly, have not recognized OTTI on such securities.

         For marketable equity securities other than PPS, OTTI evaluations focus on whether evidence exists that supports recovery of the unrealized loss within a timeframe consistent with temporary impairment. This evaluation considers the severity of and length of time fair value is below cost, our intent and ability to hold the security until forecasted recovery of the fair value of the security, and the investee's financial condition, capital strength, and near-term prospects.

         The securities portfolio is an integral part of our asset/liability management process. We manage these investments to provide liquidity, manage interest rate risk and maximize portfolio yield within capital risk limits approved by management and the Board of Directors and monitored by the Corporate Asset/Liability Management Committee (Corporate ALCO). We recognize realized gains and losses on the sale of these securities in noninterest income using the specific identification method.

         Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the interest method. As principal repayments are received on securities (i.e., primarily mortgage-backed securities (MBS)) a proportionate amount of the related premium or discount is recognized in income so that the effective interest rate on the remaining portion of the security continues unchanged.

Equity and Cost Method Investments, Policy

Nonmarketable equity securities Nonmarketable equity securities include venture capital equity securities that are not publicly traded and securities acquired for various purposes, such as to meet regulatory requirements (for example, Federal Reserve Bank and Federal Home Loan Bank (FHLB) stock). These securities are accounted for under the cost or equity method and are included in other assets. We review those assets accounted for under the cost or equity method at least quarterly for possible OTTI. Our review typically includes an analysis of the facts and circumstances of each investment, the expectations for the investment's cash flows and capital needs, the viability of its business model and our exit strategy. We reduce the asset value when we consider declines in value to be other than temporary. We recognize the estimated loss as a loss from equity investments in noninterest income.  In addition, we invest in certain equity securities held by our subsidiaries that meet the definition of an investment company (principal investments) and, therefore, are recorded at fair value with realized and unrealized gains and losses included in gains and losses from equity investments in noninterest income.

Repurchase and Resale Agreements Policy

Securities Purchased and Sold Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. It is our policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. We monitor the market value of securities purchased and sold, and obtain collateral from or return it to counterparties when appropriate. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.

Finance, Loan and Lease Receivables, Held-for-sale, Policy

Mortgages Held for Sale

Mortgages held for sale (MHFS) include commercial and residential mortgages originated for sale and securitization in the secondary market, which is our principal market, or for sale as whole loans. We elect the fair value option for substantially all residential MHFS (see Note 17). The remaining residential MHFS are held at the lower of cost or market value (LOCOM), and are valued on an aggregate portfolio basis. Commercial MHFS are held at LOCOM and are valued on an individual loan basis.

       Gains and losses on MHFS are recorded in mortgage banking noninterest income. Direct loan origination costs and fees for MHFS under fair value option are recognized in mortgage banking noninterest income at origination. For MHFS recorded at LOCOM, loan costs and fees are deferred at origination and are recognized in mortgage banking noninterest income at time of sale. Interest income on MHFS for which the fair value option is elected is calculated based upon the note rate of the loan and is recorded to interest income.

       Our lines of business are authorized to originate held-for-investment loans that meet or exceed established loan product profitability criteria, including minimum positive net interest margin spreads in excess of funding costs. When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the “foreseeable future,” subject to periodic review under our corporate asset/liability management process. In determining the “foreseeable future” for these loans, management considers (1) the current economic environment and market conditions, (2) our business strategy and current business plans, (3) the nature and type of the loan receivable, including its expected life, and (4) our current financial condition and liquidity demands. Consistent with our core banking business of managing the spread between the yield on our assets and the cost of our funds, loans are periodically reevaluated to determine if our minimum net interest margin spreads continue to meet our profitability objectives. If subsequent changes in interest rates significantly impact the ongoing profitability of certain loan products, we may subsequently change our intent to hold these loans, and we would take actions to sell such loans in response to the Corporate ALCO directives to reposition our balance sheet because of the changes in interest rates. These directives identify both the type of loans to be sold and the weighted average coupon rate of such loans no longer meeting our ongoing investment criteria. Upon the issuance of such directives, we immediately transfer these loans to the MHFS portfolio at LOCOM.

Loans Held for Sale

Loans held for sale (LHFS) are carried at LOCOM or at fair value. Generally, consumer loans are valued on an aggregate portfolio basis, and commercial loans are valued on an individual loan basis. Gains and losses on LHFS are recorded in other noninterest income. For LHFS recorded at LOCOM, direct loan origination costs and fees are deferred at origination and are recognized in other noninterest income at time of sale. For loans recorded at fair value, direct loan origination costs and fees are recorded in other noninterest income at origination. The fair value of LHFS is based on what secondary markets are currently offering for portfolios with similar characteristics, and related gains and losses are recorded in noninterest income.

Loans

Loans

Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans. PCI loans are reported net of any remaining purchase accounting adjustments. See the “Purchased Credit-Impaired Loans” section in this Note for our accounting policy for PCI loans.

       Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income over the contractual life of the loan using the interest method. Loan commitment fees are generally deferred and amortized into noninterest income on a straight-line basis over the commitment period.

Loans also include direct financing leases that are recorded at the aggregate of minimum lease payments receivable plus the estimated residual value of the leased property, less unearned income. Leveraged leases, which are a form of direct financing leases, are recorded net of related nonrecourse debt. Leasing income is recognized as a constant percentage of outstanding lease financing balances over the lease terms in interest income.

Nonaccrual AND PAST DUE loans We generally place loans on nonaccrual status when:

  the full and timely collection of interest or principal becomes uncertain;
  they are 90 days (120 days with respect to real estate 1-4 family first and junior lien mortgages) past due for interest or principal, unless both well-secured and in the process of collection; or
  part of the principal balance has been charged off and no restructuring has occurred.

         PCI loans are written down at acquisition to fair value using an estimate of cash flows deemed to be collectible. Accordingly, such loans are no longer classified as nonaccrual even though they may be contractually past due because we expect to fully collect the new carrying values of such loans (that is, the new cost basis arising out of purchase accounting).

         When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and amortization of any net deferred fees is suspended. A loan will remain in accruing status provided it is both well-secured and in the process of collection. If the ultimate collectability of a loan is in doubt and the loan is on nonaccrual, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.

         For modified loans, we underwrite at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower's financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will remain in accruing status. When a loan classified as a TDR performs in accordance with its modified terms, the loan either continues to accrue interest (for performing loans) or will return to accrual status after the borrower demonstrates a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of consecutive payments made prior to the modification). Loans will be placed on nonaccrual status and a corresponding charge-off is recorded if we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible.

         Generally, consumer loans not secured by real estate or autos are placed on nonaccrual status only when part of the principal has been charged off. Loans are fully charged off or charged down to net realizable value (fair value of collateral less estimated costs to sell) when deemed uncollectible due to bankruptcy or other factors, or when they reach a defined number of days past due based on loan product, industry practice, country, terms and other factors.

         Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.

  LOAN CHARGE-OFF POLICIES For commercial loans, we generally fully charge off or charge down to net realizable value for loans secured by collateral when:

  management judges the loan to be uncollectible;
  repayment is deemed to be protracted beyond reasonable time frames;
  the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;
  the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or
  the loan is 180 days past due unless both well-secured and in the process of collection.

For consumer loans, our charge-off policies are as follows:

  1-4 family first and junior lien mortgages – We generally charge down to net realizable value when the loan is 180 days past due.
  Auto loans – We generally fully charge off when the loan is 120 days past due.
  Credit card loans – We generally fully charge off when the loan is 180 days past due.
  Unsecured loans (closed end) – We generally charge off when the loan is 120 days past due.
  Unsecured loans (open end) – We generally charge off when the loan is 180 days past due.
  Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.

Impaired loans We consider a loan to be impaired when, based on current information and events, we determine that we will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. This evaluation is generally based on delinquency information, an assessment of the borrower's financial condition and the adequacy of collateral, if any. Our impaired loans predominantly include loans on nonaccrual status for commercial and industrial, commercial real estate (CRE), foreign loans and any loans modified in a TDR, on both accrual and nonaccrual status.

When we identify a loan as impaired, we measure the impairment based on the present value of expected future cash flows, discounted at the loan's effective interest rate. When collateral is the sole source of repayment for the loan, we may measure impairment based on the fair value of the collateral. If foreclosure is probable, we use the current fair value of the collateral less estimated selling costs, instead of discounted cash flows.

If we determine that the value of an impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), we recognize impairment. When the value of an impaired loan is calculated by discounting expected cash flows, interest income is recognized using the loan's effective interest rate over the remaining life of the loan.

Troubled debt restructurings (TDRs) In situations where, for economic or legal reasons related to a borrower's financial difficulties, we grant a concession for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loan is classified as a TDR. We strive to identify borrowers in financial difficulty early and work with them to modify their loan to more affordable terms before it reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of the collateral. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs, including loans in trial payment periods (trial modifications), are considered impaired loans.

Purchased credit-impaired (PCI) loans Loans acquired with evidence of credit deterioration since their origination and where it is probable that we will not collect all contractually required principal and interest payments are accounted for using the measurement provision for PCI loans. PCI loans are recorded at fair value at the date of acquisition, and the historical allowance for credit losses related to these loans is not carried over. Some loans that otherwise meet the definition as credit-impaired are specifically excluded from the PCI loan portfolios, such as revolving loans where the borrower still has revolving privileges.

       Evidence of credit quality deterioration as of the purchase date may include statistics such as past due and nonaccrual status, commercial risk ratings, recent borrower credit scores and recent loan-to-value percentages. Generally, acquired loans that meet our definition for nonaccrual status are considered to be credit-impaired.

       Substantially all commercial and industrial, CRE and foreign PCI loans are accounted for as individual loans. Conversely, Pick-a-Pay and other consumer PCI loans have been aggregated into several pools based on common risk characteristics. Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

       Accounting for PCI loans involves estimating fair value, at acquisition, using the principal and interest cash flows expected to be collected discounted at the prevailing market rate of interest. The excess of cash flows expected to be collected over the carrying value (estimated fair value at acquisition date) is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pool of loans, in situations where there is a reasonable expectation about the timing and amount of cash flows to be collected. The difference between contractually required payments and the cash flows expected to be collected at acquisition, considering the impact of prepayments, is referred to as the nonaccretable difference.

       Subsequent to acquisition, we regularly evaluate our estimates of cash flows expected to be collected. If we have probable decreases in cash flows expected to be collected (other than due to decreases in interest rate indices and changes in prepayment assumptions), we charge the provision for credit losses, resulting in an increase to the allowance for loan losses. If we have probable and significant increases in cash flows expected to be collected, we first reverse any previously established allowance for loan losses and then increase interest income as a prospective yield adjustment over the remaining life of the loan, or pool of loans. Estimates of cash flows are impacted by changes in interest rate indices for variable rate loans and prepayment assumptions, both of which are treated as prospective yield adjustments included in interest income.

       Resolutions of loans may include sales of loans to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral. For individual PCI loans, gains or losses on sales to third parties are included in noninterest income, and gains or losses as a result of a settlement with the borrower are included in interest income. Our policy is to remove an individual loan from a pool based on comparing the amount received from its resolution with its contractual amount. Any difference between these amounts is absorbed by the nonaccretable difference for the entire pool. This removal method assumes that the amount received from resolution approximates pool performance expectations. The remaining accretable yield balance is unaffected and any material change in remaining effective yield caused by this removal method is addressed by our quarterly cash flow evaluation process for each pool. For loans that are resolved by payment in full, there is no release of the nonaccretable difference for the pool because there is no difference between the amount received at resolution and the contractual amount of the loan. Modified PCI loans are not removed from a pool even if those loans would otherwise be deemed TDRs. Modified PCI loans that are accounted for individually are considered TDRs, and removed from PCI accounting if there has been a concession granted in excess of the original nonaccretable difference. We include these TDRs in our impaired loans.

FORECLOSED ASSETS Foreclosed assets obtained through our lending activities primarily include real estate. Generally, loans have been written down to their net realizable value prior to foreclosure. Any further reduction to their net realizable value is recorded with a charge to the allowance for credit losses at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property.

Allowance for Credit Losses The allowance for credit losses (allowance), which consists of the allowance for loan losses and the allowance for unfunded credit commitments, is management's estimate of credit losses inherent in the loan portfolio and unfunded credit commitments at the balance sheet date, excluding loans carried at fair value. It considers both unimpaired and impaired loans and is developed and documented at the loan portfolio segment level – commercial and consumer.

Unimpaired loans are generally evaluated on a collective basis by utilizing risk grades for the commercial loan portfolio segment and loss estimates for pools of loans with similar risk characteristics for the consumer loan portfolio segment. Impaired loans are evaluated on an individual loan basis and predominantly include loans on nonaccrual status for commercial and industrial, commercial real estate, foreign loans and any loans modified in a TDR, on both accrual and nonaccrual status. Commercial and consumer PCI loans may require an allowance subsequent to their acquisition due to probable decreases in expected principal and interest cash flows (other than due to decreases in interest rate indices and changes in prepayment assumptions).

The allowance for each portfolio segment includes an amount for imprecision or uncertainty that may change from period to period. This imprecision amount represents management's judgment of risks inherent in the evaluation processes and assumptions used in establishing the allowance. While our methodology attributes portions of the allowance to the specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio and unfunded credit commitments. No single statistic or measurement determines the adequacy of the allowance for credit losses.

Securitizations and Beneficial Interests

Securitizations and Beneficial Interests

In certain asset securitization transactions that meet the applicable criteria to be accounted for as a sale, assets are sold to an entity referred to as an SPE, which then issues beneficial interests in the form of senior and subordinated interests collateralized by the assets. In some cases, we may retain beneficial interests issued by the entity. Additionally, from time to time, we may also re-securitize certain assets in a new securitization transaction.

       The assets and liabilities transferred to an SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.

       For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests) and liabilities incurred. We record a gain or loss in noninterest income for the difference between the carrying amount and the fair value of the assets sold. Fair values are based on quoted market prices, quoted market prices for similar assets, or if market prices are not available, then the fair value is estimated using discounted cash flow analyses with assumptions for credit losses, prepayments and discount rates that are corroborated by and independently verified against market observable data, where possible. Retained interests from securitizations with off-balance sheet entities, including SPEs and VIEs where we are not the primary beneficiary, are classified as available for sale securities, trading account assets or loans, and are accounted for as described herein.

Mortgage Servicing Rights

Mortgage Servicing Rights (MSRs)

We recognize the rights to service mortgage loans for others, or MSRs, as assets whether we purchase the MSRs or the MSRs result from a sale or securitization of loans we originate (asset transfers). We initially record all of our MSRs at fair value. Subsequently, residential loan MSRs are carried at either fair value or LOCOM based on our strategy for managing interest rate risk. Currently, substantially all of our residential loan MSRs are carried at fair value. All of our MSRs related to our commercial mortgage loans are subsequently measured at LOCOM.

We base the fair value of MSRs on the present value of estimated future net servicing income cash flows. We estimate future net servicing income cash flows with assumptions that market participants would use to estimate fair value, including estimates of prepayment speeds (including housing price volatility), discount rates, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Our valuation approach is independently validated by our internal valuation model validation group and our valuation estimates are periodically benchmarked to independent appraisals.

       Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For MSRs carried at fair value, changes in fair value are reported in noninterest income in the period in which the change occurs. MSRs subsequently measured at LOCOM are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in noninterest income, analyzed monthly and adjusted to reflect changes in prepayment speeds, as well as other factors.

       MSRs accounted for at LOCOM are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation and measurement, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation reserve is established. The valuation reserve is adjusted as the fair value changes.

Premises and Equipment

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Capital leases, where we are the lessee, are included in premises and equipment at the capitalized amount less accumulated amortization.

       We primarily use the straight-line method of depreciation and amortization. Estimated useful lives range up to 40 years for buildings, up to 10 years for furniture and equipment, and the shorter of the estimated useful life or lease term for leasehold improvements. We amortize capitalized leased assets on a straight-line basis over the lives of the respective leases.

Goodwill and Identifiable Intangible Assets

Goodwill and Identifiable Intangible Assets

Goodwill is recorded in business combinations under the purchase method of accounting when the purchase price is higher than the fair value of net assets, including identifiable intangible assets.

       We assess goodwill for impairment annually, and more frequently in certain circumstances. We initially perform a qualitative assessment of goodwill to test for impairment. If, based on our qualitative review, we conclude that more likely than not a reporting unit's fair value is less than its carrying amount, then we complete quantitative steps as described below to determine if there is goodwill impairment. If we conclude that a reporting unit fair value is not less than its carrying amount, quantitative tests are not required. We have determined that our reporting units are one level below the operating segments. We assess goodwill for impairment on a reporting unit level and apply various quantitative valuation methodologies when required to compare the estimated fair value to the carrying value of each reporting unit. Valuation methodologies include discounted cash flow and earnings multiple approaches. If the fair value is less than the carrying amount, an additional test is required to measure the amount of impairment. We recognize impairment losses as a charge to noninterest expense (unless related to discontinued operations) and an adjustment to the carrying value of the goodwill asset. Subsequent reversals of goodwill impairment are prohibited.

       We amortize core deposit and other customer relationship intangibles on an accelerated basis over useful lives not exceeding 10 years. We review such intangibles for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Operating lease assets

Operating Lease Assets

Operating lease rental income for leased assets is recognized in other income on a straight-line basis over the lease term. Related depreciation expense is recorded on a straight-line basis over the estimated useful life, considering the estimated residual value of the leased asset. The useful life may be adjusted to the term of the lease depending on our plans for the asset after the lease term. On a periodic basis, leased assets are reviewed for impairment. Impairment loss is recognized if the carrying amount of leased assets exceeds fair value and is not recoverable. The carrying amount of leased assets is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the lease payments and the estimated residual value upon the eventual disposition of the equipment.

Liability for Mortgage Loan Repurchase Losses

Liability for Mortgage Loan Repurchase Losses

We sell residential mortgage loans to various parties, including (1) Freddie Mac and Fannie Mae (government-sponsored entities (GSEs)), which include the mortgage loans in GSE-guaranteed mortgage securitizations, (2) special purpose entities that issue private label MBS, and (3) other financial institutions that purchase mortgage loans for investment or private label securitization. In addition, we pool Federal Housing Administration (FHA)-insured and Department of Veterans Affairs (VA)-guaranteed mortgage loans, which back securities guaranteed by the Government National Mortgage Association (GNMA).

       We may be required to repurchase mortgage loans, indemnify the securitization trust, investor or insurer, or reimburse the securitization trust, investor or insurer for credit losses incurred on loans (collectively “repurchase”) in the event of a breach of specified contractual representations or warranties that are not remedied within a period (usually 90 days or less) after we receive notice of the breach. Our loan sale contracts to private investors (non-GSE) typically contain an additional provision where we would only be required to repurchase securitized loans if a breach is deemed to have a material and adverse effect on the value of the mortgage loan or to the investors or interests of security holders in the mortgage loan.

       We establish mortgage repurchase liabilities related to various representations and warranties that reflect management's estimate of losses for loans for which we could have a repurchase obligation, whether or not we currently service those loans, based on a combination of factors. Such factors include default expectations, expected investor repurchase demands (influenced by current and expected mortgage loan file requests and mortgage insurance rescissions notices, as well as estimated demand to default and file request relationships) and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor's applicable representations and warranties), reimbursement by correspondent and other third party originators, and projected loss severity. We establish a liability at the time loans are sold and continually update our liability estimate during their life. Although investors may demand repurchase at any time and there is often a lag from the date of default to the time we receive a repurchase demand, the majority of repurchase demands occur on loans that default in the first 24 to 36 months following origination of the mortgage loan and can vary by investor.

       The liability for mortgage loan repurchase losses is included in other liabilities. For additional information on our repurchase liability, see Note 9.

Pension Accounting	Pension Accounting We account for our defined benefit pension plans using an actuarial model as more fully discussed in Note 20.
Income Taxes

Income Taxes

We file consolidated and separate company federal income tax returns, foreign tax returns and various combined and separate company state tax returns.

We evaluate two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and includes income tax expense related to our uncertain tax positions. We determine deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management's judgment that realization is “more likely than not.” Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement. Foreign taxes paid are generally applied as credits to reduce federal income taxes payable. We account for interest and penalties as a component of income tax expense.

Stock-Based Compensation	Stock-Based Compensation We have stock-based employee compensation plans as more fully discussed in Note 19. Our compensation expense includes the associated costs for all share-based awards.
Earnings Per Common Share

Earnings Per Common Share

We compute earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year. We compute diluted earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year, plus the effect of common stock equivalents (for example, stock options, restricted share rights, convertible debentures and warrants) that are dilutive.

Derivatives and Hedging Activities

Derivatives and Hedging Activities

We recognize all derivatives in the balance sheet at fair value. On the date we enter into a derivative contract, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability, including hedges of foreign currency exposure (“fair value” hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge), or (3) held for trading, customer accommodation or asset/liability risk management purposes, including economic hedges not qualifying for hedge accounting. For a fair value hedge, we record changes in the fair value of the derivative and, to the extent that it is effective, changes in the fair value of the hedged asset or liability attributable to the hedged risk, in current period earnings in the same financial statement category as the hedged item. For a cash flow hedge, we record changes in the fair value of the derivative to the extent that it is effective in OCI, with any ineffectiveness recorded in current period earnings. We subsequently reclassify these changes in fair value to net income in the same period(s) that the hedged transaction affects net income in the same financial statement category as the hedged item. For free-standing derivatives, we report changes in the fair values in current period noninterest income.

       For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. This includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities in the balance sheet or to specific forecasted transactions. Periodically, as required, we also formally assess whether the derivative we designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows of the hedged item using the regression analysis method or, in limited cases, the dollar offset method.

       We discontinue hedge accounting prospectively when (1) a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) a derivative expires or is sold, terminated or exercised, (3) a derivative is de-designated as a hedge, because it is unlikely that a forecasted transaction will occur, or (4) we elect to discontinue the designation of a derivative as a hedge.

       When we discontinue hedge accounting because a derivative no longer qualifies as an effective fair value hedge, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and no longer adjust the previously hedged asset or liability for changes in fair value. Previous adjustments to the hedged item are accounted for in the same manner as other components of the carrying amount of the asset or liability.

       When we discontinue cash flow hedge accounting because the hedging instrument is sold, terminated or no longer designated (de-designated), the amount reported in OCI up to the date of sale, termination or de-designation continues to be reported in OCI until the forecasted transaction affects earnings.

       When we discontinue cash flow hedge accounting because it is probable that a forecasted transaction will not occur, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and immediately recognize gains and losses that were accumulated in OCI in earnings.

       In all other situations in which we discontinue hedge accounting, the derivative will be carried at its fair value in the balance sheet, with changes in its fair value recognized in current period earnings.

       We occasionally purchase or originate financial instruments that contain an embedded derivative. At inception of the financial instrument, we assess (1) if the economic characteristics of the embedded derivative are not clearly and closely related to the economic characteristics of the financial instrument (host contract), (2) if the financial instrument that embodies both the embedded derivative and the host contract is not measured at fair value with changes in fair value reported in earnings, and (3) if a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative. If the embedded derivative meets all of these conditions, we separate it from the host contract by recording the bifurcated derivative at fair value and the remaining host contract at the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. The bifurcated derivative is carried as a free-standing derivative at fair value with changes recorded in current period earnings.

Private Share Repurchases

Private Share Repurchases

In December 2011, we entered into a private forward repurchase contract with an unrelated third party. This contract settled for approximately 6 million shares of our common stock in first quarter 2012. We also entered into a similar contract in August 2011, which settled in November 2011 for approximately 6 million shares of our common stock. These contracts met accounting requirements to be treated as permanent equity transactions. We entered into these contracts to complement our open-market common stock repurchase strategies, to allow us to manage our share repurchases in a manner consistent with our 2011 Federal Reserve Board (FRB) Comprehensive Capital Analysis Review plan (capital plan), and to provide an economic benefit to the Company. In connection with each contract, we paid $150 million to the counterparty, which was recorded in permanent equity and was not subject to re-measurement. These up-front payments received permanent equity treatment in the quarter paid and thus assured appropriate repurchase timing, consistent with our 2011 capital plan which contemplated a fixed dollar amount available per quarter for share repurchases pursuant to FRB supervisory guidance. In return, the counterparty agreed to deliver a variable number of shares based on a per share discount to the volume-weighted average stock price over the contract period. The counterparty had the right to accelerate settlement with delivery of shares prior to the contractual settlement. There were no scenarios where the contracts would not either physically settle in shares or allow us to choose the settlement method.

Subsequent Events

Subsequent EventsWe have evaluated the effects of subsequent events that have occurred subsequent to period end December 31, 2011, and there have been no material events that would require recognition in our 2011 consolidated financial statements or disclosure in the Notes to the financial statements, except as discussed in Note 15 (Legal Actions) for the announcement on February 9, 2012, of an agreement with state attorneys and federal agencies regarding mortgage servicing, foreclosures and origination issues.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2011	2010	2009
Transfers from trading assets to securities available for sale	$47	-	854
Transfers from (to) loans to (from) securities available for sale	2,822	3,476	(258)
Trading assets retained from securitization of MHFS	61,599	19,815	2,993
Capitalization of MSRs from sale of MHFS	4,089	4,570	6,287
Transfers from MHFS to foreclosed assets	224	262	162
Transfers from (to) loans to (from) MHFS	6,305	230	144
Transfers from (to) loans to (from) LHFS	129	1,313	(111)
Transfers from loans to foreclosed assets	9,315	8,699	7,604
Changes in consolidations of variable interest entities:
Trading assets	-	155	-
Securities available for sale	7	(7,590)	-
Loans	(599)	26,117	-
Other assets	-	212	-
Short-term borrowings	-	5,127	-
Long-term debt	(628)	13,613	-
Accrued expenses and other liabilities	-	(32)	-
Net transfer from additional paid-in capital to noncontrolling interests	-	-	2,299
Decrease in noncontrolling interests due to deconsolidation of subsidiaries	-	440	-
Transfer from noncontrolling interests to long-term debt	-	345	-
Consolidation of reverse mortgages previously sold:
Loans	5,483	-	-
Long-term debt	5,425	-	-

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations (Tables) [Abstract]
Summary of Business Combinations Completed

(in millions)	Date	Assets
2011
CP Equity, LLC, Denver, Colorado	July 1	$389
Certain assets of Foreign Currency Exchange Corp, Orlando, Florida	August 1	46
LaCrosse Holdings, LLC, Minneapolis, Minnesota	November 30	116
Other (1)	Various	37
		$588
2010
Certain assets of GMAC Commercial Finance, LLC, New York, New York	April 30	$430
Other (2)	Various	40
		$470
2009
Capital TempFunds, Fort Lauderdale, Florida	March 2	$74
Other (3)	Various	39
		$113

  Consists of seven acquisitions of insurance brokerage businesses.
  Consists of five acquisitions of insurance brokerage businesses.
  Consists of eight acquisitions of insurance brokerage businesses.

Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

	December 31,
(in millions)	2011	2010
Federal funds sold and securities
purchased under resale agreements	$24,255	24,880
Interest-earning deposits	18,917	53,433
Other short-term investments	1,195	2,324
Total	$44,367	80,637

Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2011
Securities Available for Sale (Tables) [Abstract]
Securities Available For Sale Major Categories

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$6,920	59	(11)	6,968
Securities of U.S. states and political subdivisions	32,307	1,169	(883)	32,593
Mortgage-backed securities:
Federal agencies	92,279	4,485	(10)	96,754
Residential	16,997	1,253	(414)	17,836
Commercial	17,829	1,249	(928)	18,150
Total mortgage-backed securities	127,105	6,987	(1,352)	132,740
Corporate debt securities	17,921	769	(286)	18,404
Collateralized debt obligations (1)	8,650	298	(349)	8,599
Other (2)	19,739	378	(225)	19,892
Total debt securities	212,642	9,660	(3,106)	219,196
Marketable equity securities:
Perpetual preferred securities	2,396	185	(54)	2,527
Other marketable equity securities	533	366	(9)	890
Total marketable equity securities	2,929	551	(63)	3,417
Total (3)	$215,571	10,211	(3,169)	222,613

December 31, 2010

Securities of U.S. Treasury and federal agencies	$1,570	49	(15)	1,604
Securities of U.S. states and political subdivisions	18,923	568	(837)	18,654
Mortgage-backed securities:
Federal agencies	78,578	3,555	(96)	82,037
Residential	18,294	2,398	(489)	20,203
Commercial	12,990	1,199	(635)	13,554
Total mortgage-backed securities	109,862	7,152	(1,220)	115,794
Corporate debt securities	9,015	1,301	(37)	10,279
Collateralized debt obligations (1)	4,638	369	(229)	4,778
Other (2)	16,063	576	(283)	16,356
Total debt securities	160,071	10,015	(2,621)	167,465
Marketable equity securities:
Perpetual preferred securities	3,671	250	(89)	3,832
Other marketable equity securities	587	771	(1)	1,357
Total marketable equity securities	4,258	1,021	(90)	5,189
Total (3)	$164,329	11,036	(2,711)	172,654

  Includes collateralized loan obligations with both a cost basis and fair value of $8.1 billion, at December 31, 2011, and $4.0 billion and $4.2 billion, respectively, at December 31, 2010.
  Included in the “Other” category are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $6.7 billion each at December 31, 2011, and $6.2 billion and $6.4 billion, respectively, at December 31, 2010. Also included in the "Other" category are asset-backed securities collateralized by home equity loans with a cost basis and fair value of $846 million and $932 million, respectively, at December 31, 2011, and $927 million and $1.1 billion, respectively, at December 31, 2010. The remaining balances primarily include asset-backed securities collateralized by credit cards and student loans.
  At December 31, 2011 and 2010, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders' equity.

Securities Available For Sale Gross Unrealized Losses Over And Under 12 Months

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-	(11)	5,473
Securities of U.S. states and political subdivisions	(229)	8,501	(654)	4,348	(883)	12,849
Mortgage-backed securities:
Federal agencies	(7)	2,392	(3)	627	(10)	3,019
Residential	(80)	3,780	(334)	3,440	(414)	7,220
Commercial	(157)	3,183	(771)	3,964	(928)	7,147
Total mortgage-backed securities	(244)	9,355	(1,108)	8,031	(1,352)	17,386
Corporate debt securities	(205)	8,107	(81)	167	(286)	8,274
Collateralized debt obligations	(150)	4,268	(199)	613	(349)	4,881
Other	(55)	3,002	(170)	841	(225)	3,843
Total debt securities	(894)	38,706	(2,212)	14,000	(3,106)	52,706
Marketable equity securities:
Perpetual preferred securities	(13)	316	(41)	530	(54)	846
Other marketable equity securities	(9)	61	-	-	(9)	61
Total marketable equity securities	(22)	377	(41)	530	(63)	907
Total	$(916)	39,083	(2,253)	14,530	(3,169)	53,613

December 31, 2010

Securities of U.S. Treasury and federal agencies	$(15)	544	-	-	(15)	544
Securities of U.S. states and political subdivisions	(322)	6,242	(515)	2,720	(837)	8,962
Mortgage-backed securities:
Federal agencies	(95)	8,103	(1)	60	(96)	8,163
Residential	(35)	1,023	(454)	4,440	(489)	5,463
Commercial	(9)	441	(626)	5,141	(635)	5,582
Total mortgage-backed securities	(139)	9,567	(1,081)	9,641	(1,220)	19,208
Corporate debt securities	(10)	477	(27)	157	(37)	634
Collateralized debt obligations	(13)	679	(216)	456	(229)	1,135
Other	(13)	1,985	(270)	757	(283)	2,742
Total debt securities	(512)	19,494	(2,109)	13,731	(2,621)	33,225
Marketable equity securities:
Perpetual preferred securities	(41)	962	(48)	467	(89)	1,429
Other marketable equity securities	-	-	(1)	7	(1)	7
Total marketable equity securities	(41)	962	(49)	474	(90)	1,436
Total	$(553)	20,456	(2,158)	14,205	(2,711)	34,661

Securities Available For Sale Gross Unrealized Losses By Investment Grade

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-
Securities of U.S. states and political subdivisions	(781)	12,093	(102)	756
Mortgage-backed securities:
Federal agencies	(10)	3,019	-	-
Residential	(39)	2,503	(375)	4,717
Commercial	(429)	6,273	(499)	874
Total mortgage-backed securities	(478)	11,795	(874)	5,591
Corporate debt securities	(165)	7,156	(121)	1,118
Collateralized debt obligations	(185)	4,597	(164)	284
Other	(186)	3,458	(39)	385
Total debt securities	(1,806)	44,572	(1,300)	8,134
Perpetual preferred securities	(53)	833	(1)	13
Total	$(1,859)	45,405	(1,301)	8,147

December 31, 2010

Securities of U.S. Treasury and federal agencies	$(15)	544	-	-
Securities of U.S. states and political subdivisions	(722)	8,423	(115)	539
Mortgage-backed securities:
Federal agencies	(96)	8,163	-	-
Residential	(23)	888	(466)	4,575
Commercial	(299)	4,679	(336)	903
Total mortgage-backed securities	(418)	13,730	(802)	5,478
Corporate debt securities	(22)	330	(15)	304
Collateralized debt obligations	(42)	613	(187)	522
Other	(180)	2,510	(103)	232
Total debt securities	(1,399)	26,150	(1,222)	7,075
Perpetual preferred securities	(81)	1,327	(8)	102
Total	$(1,480)	27,477	(1,230)	7,177

Debt Securities Available For Sale Contractual Maturities

			Remaining contractual principal maturity
		Weighted-			After one year		After five years
	Total	average	Within one year		through five years		through ten years		After ten years
(in millions)	amount	yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2011

Securities of U.S. Treasury
and federal agencies	$6,968	0.91%	$57	0.48%	$6,659	0.84%	$194	2.73%	$58	3.81%
Securities of U.S. states and
political subdivisions	32,593	4.94	520	3.02	11,679	2.90	2,692	5.31	17,702	6.28
Mortgage-backed securities:
Federal agencies	96,754	4.39	1	6.47	442	4.02	1,399	3.07	94,912	4.42
Residential	17,836	4.51	-	-	-	-	640	1.88	17,196	4.61
Commercial	18,150	5.40	-	-	-	-	87	3.33	18,063	5.41
Total mortgage-backed
securities	132,740	4.55	1	6.47	442	4.02	2,126	2.72	130,171	4.58
Corporate debt securities	18,404	4.64	815	5.57	11,022	3.40	4,691	6.67	1,876	6.38
Collateralized debt
obligations	8,599	1.10	-	-	540	1.61	6,813	1.00	1,246	1.42
Other	19,892	1.89	506	2.29	12,963	1.75	3,149	2.04	3,274	2.29
Total debt securities
at fair value	$219,196	4.12%	$1,899	3.85%	$43,305	2.36%	$19,665	3.31%	$154,327	4.72%

December 31, 2010

Securities of U.S. Treasury
and federal agencies	$1,604	2.54%	$9	5.07%	$641	1.72%	$852	2.94%	$102	4.15%
Securities of U.S. states and
political subdivisions	18,654	5.99	322	3.83	3,210	3.57	1,884	6.13	13,238	6.60
Mortgage-backed securities:
Federal agencies	82,037	5.01	5	6.63	28	6.58	420	5.23	81,584	5.00
Residential	20,203	4.98	-	-	-	-	341	3.20	19,862	5.01
Commercial	13,554	5.39	-	-	1	1.38	215	5.28	13,338	5.39
Total mortgage-backed
securities	115,794	5.05	5	6.63	29	6.38	976	4.53	114,784	5.05
Corporate debt securities	10,279	5.94	545	7.82	3,853	6.01	4,817	5.62	1,064	6.21
Collateralized debt obligations	4,778	0.80	-	-	545	0.88	2,581	0.72	1,652	0.90
Other	16,356	2.53	1,588	2.89	7,887	3.00	4,367	2.01	2,514	1.72
Total debt securities
at fair value	$167,465	4.81%	$2,469	4.12%	$16,165	3.72%	$15,477	3.63%	$133,354	5.10%

Securities Available For Sale Realized Gains And Losses

	Year ended December 31,
(in millions)	2011	2010	2009
Gross realized gains	$1,305	645	1,601
Gross realized losses	(70)	(32)	(160)
OTTI write-downs	(541)	(692)	(1,094)
Net realized gains (losses) from
securities available for sale	694	(79)	347
Net realized gains (losses) from principal
and private equity investments	842	534	(289)
Net realized gains from
debt securities and
equity investments	$1,536	455	58

Securities Available For Sale And Nonmarketable Equity Securities Other Than Temporary Impairment

	Year ended December 31,
(in millions)	2011	2010	2009
OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$2	16	7
Mortgage-backed securities:
Federal agencies (1)	-	267	-
Residential	252	175	595
Commercial	101	120	137
Corporate debt securities	3	10	69
Collateralized debt obligations	1	15	125
Other debt securities	64	69	79
Total debt securities	423	672	1,012
Equity securities:
Marketable equity securities:
Perpetual preferred securities	96	15	50
Other marketable equity securities	22	5	32
Total marketable equity securities	118	20	82
Total securities available for sale	541	692	1,094
Nonmarketable equity securities	170	248	573
Total OTTI write-downs included in earnings	$711	940	1,667

  For the year ended December 31, 2010, amount represents OTTI recognized on federal agency MBS because we had the intent to sell, of which $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.

Debt Securities Available For Sale Other Than Temporary Impairment

	Year ended December 31,
(in millions)	2011	2010	2009
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$422	400	982
Intent-to-sell OTTI (1)	1	272	30
Total recorded as part of gross realized losses	423	672	1,012
Recorded directly to OCI for non-credit-related impairment:
U.S. states and political subdivisions	(1)	(4)	3
Residential mortgage-backed securities	(171)	(326)	1,124
Commercial mortgage-backed securities	105	138	179
Corporate debt securities	2	(1)	(2)
Collateralized debt obligations	4	54	20
Other debt securities	(13)	(33)	16
Total recorded directly to OCI for increase (decrease) in non-credit-related impairment (2)	(74)	(172)	1,340
Total OTTI losses recorded on debt securities	$349	500	2,352

  For the year ended December 31, 2010, amount includes $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.
  Represents amounts recorded to OCI on debt securities in periods OTTI write-downs have occurred. Changes in fair value in subsequent periods on such securities, to the extent additional credit-related OTTI did not occur, are not reflected in this total. Increases represent OTTI write-downs recorded to OCI on debt securities in the periods non-credit related impairment has occurred. Decreases represent partial recoveries in the fair value of securities due to factors other than credit, where the increase in fair value was not sufficient to recover the full amount of the unrealized loss on such securities.

Credit Loss Component Of Credit-Impaired Debt Securities

	Year ended December 31,
(in millions)	2011	2010	2009
Credit loss component, beginning of year	$1,043	1,187	471
Additions:
Initial credit impairments	87	122	625
Subsequent credit impairments	335	278	357
Total additions	422	400	982
Reductions:
For securities sold	(160)	(263)	(255)
For securities derecognized due to changes in consolidation status of variable interest entities	(2)	(242)	-
Due to change in intent to sell or requirement to sell	-	(2)	(1)
For recoveries of previous credit impairments (1)	(31)	(37)	(10)
Total reductions	(193)	(544)	(266)
Credit loss component, end of year	$1,272	1,043	1,187

  Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.

Credit Loss Component Of Residential Mortgage Backed Securities Inputs To Measure

	Year ended December 31,
($ in millions)	2011	2010	2009
Credit impairment losses on residential MBS
Investment grade	$5	5	24
Non-investment grade	247	170	567
Total credit impairment losses on residential MBS	$252	175	591

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan losses (1):
Range (2)	0-48%	1-43	0-58
Credit impairment distribution (3):
0 - 10% range	42	52	56
10 - 20% range	18	29	27
20 - 30% range	28	17	12
Greater than 30%	12	2	5
Weighted average (4)	12	9	11
Current subordination levels (5):
Range (2)	0-25	0-25	0-44
Weighted average (4)	4	7	8
Prepayment speed (annual CPR (6)):
Range (2)	3-19	2-27	5-25
Weighted average (4)	11	14	11

  Represents future expected credit losses on underlying pool of loans expressed as a percentage of total current outstanding loan balance.
  Represents the range of inputs/assumptions based upon the individual securities within each category.
  Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 42% of credit impairment losses recognized in earnings for the year ended December 31, 2011, had expected remaining life of loan loss assumptions of 0 to 10%.
  Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
  Represents current level of credit protection (subordination) for the securities, expressed as a percentage of total current underlying loan balance.
  Constant prepayment rate.

Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Credit Losses Tables [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding

	December 31,
(in millions)	2011	2010	2009	2008	2007
Commercial:
Commercial and industrial	$167,216	151,284	158,352	202,469	90,468
Real estate mortgage	105,975	99,435	97,527	94,923	36,747
Real estate construction	19,382	25,333	36,978	42,861	18,854
Lease financing	13,117	13,094	14,210	15,829	6,772
Foreign (1)	39,760	32,912	29,398	33,882	7,441
Total commercial	345,450	322,058	336,465	389,964	160,282
Consumer:
Real estate 1-4 family first mortgage	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage	85,991	96,149	103,708	110,164	75,565
Credit card	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment	86,460	86,565	89,058	93,253	56,171
Total consumer	424,181	435,209	446,305	474,866	221,913
Total loans	$769,631	757,267	782,770	864,830	382,195

  Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign if the borrower's primary address is outside of the United States.

Loans and Allowance for Credit Losses, Significant Activity

	2011			2010
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Year ended December 31,
Purchases (1)	$7,078	284	7,362	2,135	162	2,297
Sales	(4,705)	(1,018)	(5,723)	(5,930)	(553)	(6,483)
Transfers from/(to) MHFS/LHFS (1)	(164)	(75)	(239)	(1,461)	(82)	(1,543)

  The “Purchases” and “Transfers (from)/to MHFS/LHFS" categories exclude activity in government insured/guaranteed loans where Wells Fargo acts as servicer. On a net basis, this activity was $10.4 billion and $7.0 billion for the year ended December 31, 2011 and 2010, respectively.

Loans and Allowance for Credit Losses, Commitments to Lend

	December 31,
(in millions)	2011	2010
Commercial:
Commercial and industrial	$201,061	185,947
Real estate mortgage	5,419	4,596
Real estate construction	7,347	5,698
Foreign	6,083	7,775
Total commercial	219,910	204,016
Consumer:
Real estate 1-4 family first mortgage	37,185	36,562
Real estate 1-4 family
junior lien mortgage	55,207	58,618
Credit card	65,111	62,019
Other revolving credit and installment	17,617	18,458
Total consumer	175,120	175,657
Total unfunded
credit commitments	$395,030	379,673

Loans and Allowance for Credit Losses, Allowance for Credit Losses

	Year ended December 31,
(in millions)	2011	2010	2009	2008	2007
Balance, beginning of year	$23,463	25,031	21,711	5,518	3,964
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Interest income on certain impaired loans (1)	(332)	(266)	-	-	-
Loan charge-offs:
Commercial:
Commercial and industrial	(1,598)	(2,775)	(3,365)	(1,653)	(629)
Real estate mortgage	(636)	(1,151)	(670)	(29)	(6)
Real estate construction	(351)	(1,189)	(1,063)	(178)	(14)
Lease financing	(38)	(120)	(229)	(65)	(33)
Foreign	(173)	(198)	(237)	(245)	(265)
Total commercial	(2,796)	(5,433)	(5,564)	(2,170)	(947)
Consumer:
Real estate 1-4 family first mortgage	(3,883)	(4,900)	(3,318)	(540)	(109)
Real estate 1-4 family junior lien mortgage	(3,763)	(4,934)	(4,812)	(2,204)	(648)
Credit card	(1,449)	(2,396)	(2,708)	(1,563)	(832)
Other revolving credit and installment	(1,724)	(2,437)	(3,423)	(2,300)	(1,913)
Total consumer	(10,819)	(14,667)	(14,261)	(6,607)	(3,502)
Total loan charge-offs	(13,615)	(20,100)	(19,825)	(8,777)	(4,449)
Loan recoveries:
Commercial:
Commercial and industrial	419	427	254	114	119
Real estate mortgage	143	68	33	5	8
Real estate construction	146	110	16	3	2
Lease financing	24	20	20	13	17
Foreign	45	53	40	49	65
Total commercial	777	678	363	184	211
Consumer:
Real estate 1-4 family first mortgage	405	522	185	37	22
Real estate 1-4 family junior lien mortgage	218	211	174	89	53
Credit card	251	218	180	147	120
Other revolving credit and installment	665	718	755	481	504
Total consumer	1,539	1,669	1,294	754	699
Total loan recoveries	2,316	2,347	1,657	938	910
Net loan charge-offs (2)	(11,299)	(17,753)	(18,168)	(7,839)	(3,539)
Allowances related to business combinations/other (3)	(63)	698	(180)	8,053	154
Balance, end of year	$19,668	23,463	25,031	21,711	5,518
Components:
Allowance for loan losses	$19,372	23,022	24,516	21,013	5,307
Allowance for unfunded credit commitments	296	441	515	698	211
Allowance for credit losses (4)	$19,668	23,463	25,031	21,711	5,518
Net loan charge-offs as a percentage of average total loans (2)	1.49%	2.30	2.21	1.97	1.03
Allowance for loan losses as a percentage of total loans (4)	2.52	3.04	3.13	2.43	1.39
Allowance for credit losses as a percentage of total loans (4)	2.56	3.10	3.20	2.51	1.44

  Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan's effective interest rate over the remaining life of the loan recognize reductions in allowance as interest income.
  For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.
  Includes $693 million for the year ended December 31, 2010, related to the adoption of consolidation accounting guidance on January 1, 2010.
  The allowance for credit losses includes $231 million, $298 million and $333 million at December 31, 2011, 2010 and 2009, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category

			2011			2010
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Year ended December 31,
Balance, beginning of year	$8,169	15,294	23,463	8,141	16,890	25,031
Provision for credit losses	365	7,534	7,899	4,913	10,840	15,753
Interest income on certain impaired loans	(161)	(171)	(332)	(139)	(127)	(266)

Loan charge-offs	(2,796)	(10,819)	(13,615)	(5,433)	(14,667)	(20,100)
Loan recoveries	777	1,539	2,316	678	1,669	2,347
Net loan charge-offs	(2,019)	(9,280)	(11,299)	(4,755)	(12,998)	(17,753)
Allowance related to business combinations/other	4	(67)	(63)	9	689	698
Balance, end of year	$6,358	13,310	19,668	8,169	15,294	23,463

Loans and Allowance for Credit Losses, by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total

December 31, 2011

Collectively evaluated (1)	$4,060	8,699	12,759	328,117	376,785	704,902
Individually evaluated (2)	2,133	4,545	6,678	10,566	17,444	28,010
PCI (3)	165	66	231	6,767	29,952	36,719
Total	$6,358	13,310	19,668	345,450	424,181	769,631

December 31, 2010

Collectively evaluated (1)	$5,424	11,539	16,963	302,392	387,707	690,099
Individually evaluated (2)	2,479	3,723	6,202	11,731	14,007	25,738
PCI (3)	266	32	298	7,935	33,495	41,430
Total	$8,169	15,294	23,463	322,058	435,209	757,267

  Represents loans collectively evaluated for impairment in accordance with ASC 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for unimpaired loans.
  Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.
  Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 03-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2011

By risk category:
Pass	$144,980	80,215	10,865	12,455	36,567	285,082
Criticized	21,837	22,490	6,772	662	1,840	53,601
Total commercial loans (excluding PCI)	166,817	102,705	17,637	13,117	38,407	338,683
Total commercial PCI loans (carrying value)	399	3,270	1,745	-	1,353	6,767
Total commercial loans	$167,216	105,975	19,382	13,117	39,760	345,450

December 31, 2010

By risk category:
Pass	$126,058	70,597	11,256	12,411	30,341	250,663
Criticized	24,508	25,983	11,128	683	1,158	63,460
Total commercial loans (excluding PCI)	150,566	96,580	22,384	13,094	31,499	314,123
Total commercial PCI loans (carrying value)	718	2,855	2,949	-	1,413	7,935
Total commercial loans	$151,284	99,435	25,333	13,094	32,912	322,058

Loans by Delinquency Status, Commercial

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2011

By delinquency status:
Current-29 DPD and still accruing	$163,583	97,410	15,471	12,934	38,122	327,520
30-89 DPD and still accruing	939	954	187	130	232	2,442
90+ DPD and still accruing	153	256	89	-	6	504
Nonaccrual loans	2,142	4,085	1,890	53	47	8,217
Total commercial loans (excluding PCI)	166,817	102,705	17,637	13,117	38,407	338,683
Total commercial PCI loans (carrying value)	399	3,270	1,745	-	1,353	6,767
Total commercial loans	$167,216	105,975	19,382	13,117	39,760	345,450

December 31, 2010

By delinquency status:
Current-29 DPD and still accruing	$146,135	90,233	19,005	12,927	31,350	299,650
30-89 DPD and still accruing	910	1,016	510	59	-	2,495
90+ DPD and still accruing	308	104	193	-	22	627
Nonaccrual loans	3,213	5,227	2,676	108	127	11,351
Total commercial loans (excluding PCI)	150,566	96,580	22,384	13,094	31,499	314,123
Total commercial PCI loans (carrying value)	718	2,855	2,949	-	1,413	7,935
Total commercial loans	$151,284	99,435	25,333	13,094	32,912	322,058

Loans by Delinquency Status, Consumer

	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

December 31, 2011

By delinquency status:
Current-29 DPD	$156,985	83,033	22,125	69,712	331,855
30-59 DPD	4,075	786	211	963	6,035
60-89 DPD	2,012	501	154	275	2,942
90-119 DPD	1,152	382	135	127	1,796
120-179 DPD	1,704	537	211	33	2,485
180+ DPD	6,665	546	-	4	7,215
Government insured/guaranteed loans (1)	26,555	-	-	15,346	41,901
Total consumer loans (excluding PCI)	199,148	85,785	22,836	86,460	394,229
Total consumer PCI loans (carrying value)	29,746	206	-	-	29,952
Total consumer loans	$228,894	85,991	22,836	86,460	424,181

December 31, 2010 (2)

By delinquency status:
Current-29 DPD	$164,558	92,512	21,276	67,129	345,475
30-59 DPD	4,516	917	262	1,261	6,956
60-89 DPD	2,173	608	207	376	3,364
90-119 DPD	1,399	476	190	171	2,236
120-179 DPD	2,080	764	324	58	3,226
180+ DPD	6,750	622	1	117	7,490
Government insured/guaranteed loans (1)	15,514	-	-	17,453	32,967
Total consumer loans (excluding PCI)	196,990	95,899	22,260	86,565	401,714
Total consumer PCI loans (carrying value)	33,245	250	-	-	33,495
Total consumer loans	$230,235	96,149	22,260	86,565	435,209

  Represents loans whose repayments are insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the Federal Family Education Loan Program (FFELP). In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.
  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.

Loans by FICO Score, Consumer

	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

December 31, 2011

By updated FICO:
< 600	$21,604	7,428	2,323	8,921	40,276
600-639	10,978	4,086	1,787	6,222	23,073
640-679	15,563	7,187	3,383	9,350	35,483
680-719	23,622	12,497	4,697	10,465	51,281
720-759	27,417	17,574	4,760	9,936	59,687
760-799	47,337	24,979	3,517	11,163	86,996
800+	21,381	10,247	1,969	5,674	39,271
No FICO available	4,691	1,787	400	4,393	11,271
FICO not required	-	-	-	4,990	4,990
Government insured/guaranteed loans (1)	26,555	-	-	15,346	41,901
Total consumer loans (excluding PCI)	199,148	85,785	22,836	86,460	394,229
Total consumer PCI loans (carrying value)	29,746	206	-	-	29,952
Total consumer loans	$228,894	85,991	22,836	86,460	424,181

December 31, 2010 (2)

By updated FICO:
< 600	$26,013	9,126	2,872	10,806	48,817
600-639	11,105	4,457	1,826	5,965	23,353
640-679	16,202	7,678	3,305	8,344	35,529
680-719	25,549	13,759	4,522	9,480	53,310
720-759	29,443	20,334	4,441	8,808	63,026
760-799	47,250	27,222	3,215	9,357	87,044
800+	19,719	10,607	1,794	4,692	36,812
No FICO available	6,195	2,716	285	7,528	16,724
FICO not required	-	-	-	4,132	4,132
Government insured/guaranteed loans (1)	15,514	-	-	17,453	32,967
Total consumer loans (excluding PCI)	196,990	95,899	22,260	86,565	401,714
Total consumer PCI loans (carrying value)	33,245	250	-	-	33,495
Total consumer loans	$230,235	96,149	22,260	86,565	435,209

  Represents loans whose repayments are insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under FFELP. In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.
  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.

Loans by Loan to Value Ratio, Consumer

	December 31, 2011			December 31, 2010 (1)
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$46,476	12,694	59,170	47,808	14,814	62,622
60.01-80%	46,831	15,722	62,553	42,542	17,744	60,286
80.01-100%	36,764	20,290	57,054	39,497	24,255	63,752
100.01-120% (2)	21,116	15,829	36,945	24,147	17,887	42,034
> 120% (2)	18,608	18,626	37,234	24,243	18,628	42,871
No LTV/CLTV available	2,798	2,624	5,422	3,239	2,571	5,810
Government insured/guaranteed loans (3)	26,555	-	26,555	15,514	-	15,514
Total consumer loans (excluding PCI)	199,148	85,785	284,933	196,990	95,899	292,889
Total consumer PCI loans (carrying value)	29,746	206	29,952	33,245	250	33,495
Total consumer loans	$228,894	85,991	314,885	230,235	96,149	326,384

  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.
  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
  Represents loans whose repayments are insured by the FHA or guaranteed by the VA. In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.

Nonaccrual Loans

	December 31,
(in millions)	2011	2010
Commercial:
Commercial and industrial	$2,142	3,213
Real estate mortgage	4,085	5,227
Real estate construction	1,890	2,676
Lease financing	53	108
Foreign	47	127
Total commercial (1)	8,217	11,351
Consumer:
Real estate 1-4 family first mortgage (2)	10,913	12,289
Real estate 1-4 family junior lien mortgage	1,975	2,302
Other revolving credit and installment	199	300
Total consumer	13,087	14,891
Total nonaccrual loans
(excluding PCI)	$21,304	26,242

  Includes LHFS of $25 million and $3 million at December 31, 2011 and 2010, respectively.
  Includes MHFS of $301 million and $426 million at December 31, 2011 and 2010, respectively.

90 days Past Due but Still Accruing Loans

	December 31,
(in millions)	2011	2010
Loan 90 days or more past due and still accruing:
Total (excluding PCI):	$22,569	18,488
Less: FHA insured/VA guaranteed (1)	19,240	14,733
Less: Student loans guaranteed
under the FFELP (2)	1,281	1,106
Total, not government
insured/guaranteed	$2,048	2,649

By segment and class, not government
insured/guaranteed:
Commercial:
Commercial and industrial	$153	308
Real estate mortgage	256	104
Real estate construction	89	193
Foreign	6	22
Total commercial	504	627
Consumer:
Real estate 1-4 family first mortgage (3)	781	941
Real estate 1-4 family junior lien mortgage (3)	279	366
Credit card	346	516
Other revolving credit and installment	138	199
Total consumer	1,544	2,022
Total, not government
insured/guaranteed	$2,048	2,649

(1)	Represents loans whose repayments are insured by the FHA or guaranteed by the VA.
(2)	Represents loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP.
(3)	Includes mortgage held for sale 90 days or more past due and still accruing.

Impaired Loans

		Recorded investment
			Impaired loans
	Unpaid		with related	Related
	principal	Impaired	allowance for	allowance for
(in millions)	balance	loans	credit losses	credit losses

December 31, 2011

Commercial:
Commercial and industrial	$7,191	3,072	3,018	501
Real estate mortgage	7,490	5,114	4,637	1,133
Real estate construction	4,733	2,281	2,281	470
Lease financing	127	68	68	21
Foreign	185	31	31	8
Total commercial	19,726	10,566	10,035	2,133
Consumer:
Real estate 1-4 family first mortgage	16,494	14,486	13,909	3,380
Real estate 1-4 family junior lien mortgage	2,232	2,079	2,079	784
Credit card	593	593	593	339
Other revolving credit and installment	287	286	274	42
Total consumer	19,606	17,444	16,855	4,545
Total impaired loans (excluding PCI)	$39,332	28,010	26,890	6,678

December 31, 2010

Commercial:
Commercial and industrial	$8,190	3,600	3,276	607
Real estate mortgage	7,439	5,239	5,163	1,282
Real estate construction	4,676	2,786	2,786	548
Lease financing	149	91	91	34
Foreign	215	15	15	8
Total commercial	20,669	11,731	11,331	2,479
Consumer:
Real estate 1-4 family first mortgage	12,834	11,603	11,603	2,754
Real estate 1-4 family junior lien mortgage	1,759	1,626	1,626	578
Credit card	548	548	548	333
Other revolving credit and installment	231	230	230	58
Total consumer	15,372	14,007	14,007	3,723
Total impaired loans (excluding PCI)	$36,041	25,738	25,338	6,202

Impaired Loans, Average Recorded Investment and Interest Income

	Year ended December 31,
	2011		2010
	Average	Recognized	Average	Recognized
	recorded	interest	recorded	interest
(in millions)	investment	income	investment	income
Commercial:
Commercial and industrial	$3,282	105	4,098	64
Real estate mortgage	5,308	80	4,598	41
Real estate construction	2,481	70	3,203	28
Lease financing	80	-	166	-
Foreign	29	-	47	-
Total commercial	11,180	255	12,112	133
Consumer:
Real estate 1-4 family first mortgage	13,592	700	9,221	494
Real estate 1-4 family junior lien mortgage	1,962	76	1,443	55
Credit card	594	21	360	13
Other revolving credit and installment	270	27	132	3
Total consumer	16,418	824	11,156	565
Total impaired loans	$27,598	1,079	23,268	698

Impaired Loans, Interest Income

	Year ended December 31,
(in millions)	2011	2010	2009

Average recorded investment in impaired loans	$27,598	23,268	10,557
Interest income:
Cash basis of accounting	$180	250	130
Other (1)	899	448	102
Total interest income	$1,079	698	232

  Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.

Troubled Debt Restructurings, Modification by Type

	Primary modification type (1)				Financial effects of modifications
						Weighted	Recorded
			Other			average	investment
		Interest	interest			interest	related to
		rate	rate		Charge-	rate	interest rate
(in millions)	Principal (2)	reduction	concessions (3)	Total	offs (4)	reduction	reduction
Year ended December 31, 2011
Commercial:
Commercial and industrial	$166	64	2,412	2,642	84	3.13%	$69
Real estate mortgage	113	146	1,894	2,153	24	1.46	160
Real estate construction	29	114	421	564	26	0.81	125
Lease financing	-	-	57	57	-	-	-
Foreign	-	-	22	22	-	-	-
Total commercial	308	324	4,806	5,438	134	1.55	354
Consumer:
Real estate 1-4 family first mortgage	1,629	1,908	934	4,471	293	3.27	3,322
Real estate 1-4 family junior lien mortgage	98	559	197	854	28	4.34	654
Credit card	-	336	-	336	2	10.77	260
Other revolving credit and installment	74	119	7	200	24	6.36	181
Trial modifications (5)	-	-	651	651	-	-	-
Total consumer	1,801	2,922	1,789	6,512	347	4.00	4,417
Total	$2,109	3,246	6,595	11,950	481	3.82%	$4,771

  Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs with multiple types of concessions are presented only once in the table in the first category type based on the order presented.
  Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.
  Other interest rate concessions include loans modified to an interest rate that is not commensurate with the credit risk, even though the rate may have been increased. These modifications would include renewals, term extensions, and other interest adjustments, but exclude modifications that also forgive principal and/or reduce the interest rate.
  Charge-offs include write-downs of the investment in the loan in the period of modification. In some cases, the amount of charge-offs will differ from the modification terms if the loan has already been charged down based on our policies. Modifications resulted in forgiving principal (actual, contingent or deferred) of $577 million in 2011.
  Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified.

Troubled Debt Restructuring, Current Defaults

Year ended
December 31, 2011
Recorded
investment
(in millions)	of defaults
Commercial:
Commercial and industrial	$216
Real estate mortgage	331
Real estate construction	69
Lease financing	1
Foreign	1
Total commercial	618
Consumer:
Real estate 1-4 family first mortgage	1,110
Real estate 1-4 family junior lien mortgage	137
Credit card	156
Other revolving credit and installment	113
Total consumer	1,516
Total	$2,134

Purchased Credit Impaired Loans, Loans Outstanding

		December 31,
(in millions)	2011	2010	2009	2008
Commercial:
Commercial and industrial	$399	718	1,911	4,580
Real estate mortgage	3,270	2,855	4,137	5,803
Real estate construction	1,745	2,949	5,207	6,462
Foreign	1,353	1,413	1,733	1,859
Total commercial	6,767	7,935	12,988	18,704
Consumer:
Real estate 1-4 family first mortgage	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage	206	250	331	728
Other revolving credit and installment	-	-	-	151
Total consumer	29,952	33,495	38,717	40,093
Total PCI loans (carrying value)	$36,719	41,430	51,705	58,797
Total PCI loans (unpaid principal balance)	$55,312	64,331	83,615	98,182

Purchased Credit Impaired Loans, Accretable Yield

	Year ended December 31,
(in millions)	2011	2010	2009
Total, beginning of year	$16,714	14,559	10,447
Addition of accretable yield due to acquisitions	128	-	-
Accretion into interest income (1)	(2,206)	(2,392)	(2,601)
Accretion into noninterest income due to sales (2)	(189)	(43)	(5)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	373	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference (3)	1,141	1,191	6,277
Total, end of year	$15,961	16,714	14,559

  Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.
  Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.
  Represents changes in cash flows expected to be collected due to changes in interest rates on variable rate PCI loans, changes in prepayment assumptions and the impact of modifications.

Purchased Credit Impaired Loans, Allowance for Credit Losses

			Other
(in millions)	Commercial	Pick-a-Pay	consumer	Total
Balance, December 31, 2008	$-	-	-	-
Provision for losses due to credit deterioration	850	-	3	853
Charge-offs	(520)	-	-	(520)
Balance, December 31, 2009	330	-	3	333
Provision for losses due to credit deterioration	712	-	59	771
Charge-offs	(776)	-	(30)	(806)
Balance, December 31, 2010	266	-	32	298
Provision for losses due to credit deterioration	106	-	54	160
Charge-offs	(207)	-	(20)	(227)
Balance, December 31, 2011	$165	-	66	231

Purchased Credit Impaired Loans by Credit Quality Indicator

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2011

By risk category:
Pass	$191	640	321	-	1,152
Criticized	208	2,630	1,424	1,353	5,615
Total commercial PCI loans	$399	3,270	1,745	1,353	6,767

December 31, 2010

By risk category:
Pass	$214	352	128	210	904
Criticized	504	2,503	2,821	1,203	7,031
Total commercial PCI loans	$718	2,855	2,949	1,413	7,935

Purchased Credit Impaired Loans by Delinquency Status, Commercial

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2011

By delinquency status:
Current-29 DPD and still accruing	$359	2,867	1,206	1,178	5,610
30-89 DPD and still accruing	22	178	72	-	272
90+ DPD and still accruing	18	225	467	175	885
Total commercial PCI loans	$399	3,270	1,745	1,353	6,767

December 31, 2010

By delinquency status:
Current-29 DPD and still accruing	$612	2,295	1,395	1,209	5,511
30-89 DPD and still accruing	22	113	178	-	313
90+ DPD and still accruing	84	447	1,376	204	2,111
Total commercial PCI loans	$718	2,855	2,949	1,413	7,935

Purchased Credit Impaired Loans by Delinquency Status, Consumer

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By delinquency status:
Current-29 DPD	$25,693	268	25,961	29,297	436	29,733
30-59 DPD	3,272	20	3,292	3,586	30	3,616
60-89 DPD	1,433	9	1,442	1,364	17	1,381
90-119 DPD	791	8	799	881	13	894
120-179 DPD	1,169	10	1,179	1,346	19	1,365
180+ DPD	5,921	150	6,071	7,214	220	7,434
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

Purchased Credit Impaired Loans by FICO Score, Consumer

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By FICO:
< 600	$17,169	210	17,379	22,334	363	22,697
600-639	7,489	83	7,572	7,563	109	7,672
640-679	6,646	89	6,735	6,185	96	6,281
680-719	3,698	47	3,745	3,949	60	4,009
720-759	1,875	14	1,889	2,057	17	2,074
760-799	903	6	909	1,087	7	1,094
800+	215	2	217	232	2	234
No FICO available	284	14	298	281	81	362
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

Purchased Credit Impaired Loans by Loan to Value Ratio, Consumer

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$1,243	25	1,268	1,653	43	1,696
60.01-80%	3,806	49	3,855	5,513	42	5,555
80.01-100%	9,341	63	9,404	11,861	89	11,950
100.01-120% (1)	9,471	79	9,550	9,525	116	9,641
> 120% (1)	14,318	246	14,564	15,047	314	15,361
No LTV/CLTV available	100	3	103	89	131	220
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV

Premises, Equipment, Lease Commitments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets (Tables) [Abstract]
Summary of Premises and Equipment

	December 31,
(in millions)	2011	2010
Land	$1,825	1,825
Buildings	7,441	7,440
Furniture and equipment	7,195	6,689
Leasehold improvements	1,725	1,683
Premises and equipment leased
under capital leases	147	148
Total premises and equipment	18,333	17,785
Less: Accumulated depreciation
and amortization	8,802	8,141
Net book value,
premises and equipment	$9,531	9,644

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases

	Operating	Capital
(in millions)	leases	leases
Year ended December 31,
2012	$1,319	54
2013	1,216	55
2014	1,075	3
2015	872	3
2016	717	3
Thereafter	3,239	17
Total minimum lease payments	$8,438	135
Executory costs		$(9)
Amounts representing interest		(10)
Present value of net minimum
lease payments		$116

Components of Other Assets

	December 31,
(in millions)	2011	2010
Nonmarketable equity investments:
Cost method:
Private equity investments	$3,444	3,240
Federal bank stock	4,617	5,254
Total cost method	8,061	8,494
LIHTC investments - equity method (1)	4,077	3,611
All other equity method	4,434	4,013
Principal investments (2)	236	305
Total nonmarketable
equity investments	16,808	16,423
Corporate/bank-owned life insurance	20,146	19,845
Accounts receivable	25,939	23,763
Interest receivable	5,296	4,895
Core deposit intangibles	7,311	8,904
Customer relationship and
other amortized intangibles	1,639	1,847
Foreclosed assets:
GNMA (3)	1,319	1,479
Other	3,342	4,530
Operating lease assets	1,825	1,873
Due from customers on acceptances	225	229
Other	17,172	15,993
Total other assets	$101,022	99,781

(1)       Represents low income housing tax credit investments.

(2)       Principal investments are recorded at fair value with realized and unrealized gains (losses) included in net gains (losses) from equity investments in the income statement.

(3)       These are foreclosed real estate securing FHA insured and VA guaranteed loans. Both principal and interest for these loans secured by the foreclosed real estate are collectible because they are insured/guaranteed.

Income Related to Nonmarketable Equity Investments

	Year ended December 31,
(in millions)	2011	2010	2009
Net gains (losses) from:
Private equity investments	$813	492	(368)
Principal investments	29	42	79
All other nonmarketable
equity investments	(298)	(188)	(234)
Total	$544	346	(523)

Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Securitizations and Variable Interest Entities (Tables) [Abstract]
Assets and Liabilities associated with Variable Interest entities

			Transfers that
	VIEs that we	VIEs	we account
	do not	that we	for as secured
(in millions)	consolidate	consolidate	borrowings		Total

December 31, 2011

Cash	$-	321		11	332
Trading assets	3,723	293		30	4,046
Securities available for sale (1)	21,708	3,332		11,671	36,711
Mortgages held for sale	-	444		-	444
Loans	11,404	11,967		7,181	30,552
Mortgage servicing rights	12,080	-		-	12,080
Other assets	4,494	1,858		137	6,489
Total assets	53,409	18,215		19,030	90,654
Short-term borrowings	-	3,450	(3)	10,682	14,132
Accrued expenses and other liabilities	3,350	1,138	(3)	121	4,609
Long-term debt	-	4,932	(3)	6,686	11,618
Total liabilities	3,350	9,520		17,489	30,359
Noncontrolling interests	-	61		-	61
Net assets	$50,059	8,634		1,541	60,234

December 31, 2010

Cash	$-	200		398	598
Trading assets	5,351	143		32	5,526
Securities available for sale (1)	24,001	2,159		7,834	33,994
Mortgages held for sale (2)	-	634		-	634
Loans	12,401	16,708		1,613	30,722
Mortgage servicing rights	13,261	-		-	13,261
Other assets (2)	3,783	2,071		90	5,944
Total assets	58,797	21,915		9,967	90,679
Short-term borrowings	-	3,636	(3)	7,773	11,409
Accrued expenses and other liabilities (2)	3,514	743	(3)	14	4,271
Long-term debt	-	8,377	(3)	1,700	10,077
Total liabilities	3,514	12,756		9,487	25,757
Noncontrolling interests (2)	-	94		-	94
Net assets	$55,283	9,065		480	64,828

  Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.
  “VIEs that we consolidate” has been revised to correct previously reported amounts.
  Includes the following VIE liabilities at December 31, 2011, and December 31, 2010, respectively, with recourse to the general credit of Wells Fargo: Short-term borrowings, $3.4 billion and $3.6 billion; Accrued expenses and other liabilities, $963 million and $645 million; and Long-term debt, $30 million and $53 million.

Transactions with Variable Interest Entity

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2011
		Carrying value - asset (liability)
Residential mortgage loan
securitizations:
Conforming	$1,135,629	4,682	11,070	-	(975)	14,777
Other/nonconforming	61,461	2,460	353	1	(48)	2,766
Commercial mortgage loan securitizations	179,007	7,063	623	349	-	8,035
Collateralized debt obligations:
Debt securities	11,240	1,107	-	193	-	1,300
Loans (2)	9,757	9,511	-	-	-	9,511
Asset-based finance structures	9,606	6,942	-	(130)	-	6,812
Tax credit structures	19,257	4,119	-	-	(1,439)	2,680
Collateralized loan obligations	12,191	2,019	-	40	-	2,059
Investment funds	6,318	-	-	-	-	-
Other (3)	18,717	1,896	34	190	(1)	2,119
Total	$1,463,183	39,799	12,080	643	(2,463)	50,059

		Maximum exposure to loss
Residential mortgage loan
securitizations:
Conforming		$4,682	11,070	-	3,657	19,409
Other/nonconforming		2,460	353	1	295	3,109
Commercial mortgage loan securitizations		7,063	623	538	-	8,224
Collateralized debt obligations:
Debt securities		1,107	-	874	-	1,981
Loans (2)		9,511	-	-	-	9,511
Asset-based finance structures		6,942	-	130	1,504	8,576
Tax credit structures		4,119	-	-	-	4,119
Collateralized loan obligations		2,019	-	41	523	2,583
Investment funds		-	-	-	41	41
Other (3)		1,896	34	903	150	2,983
Total		$39,799	12,080	2,487	6,170	60,536

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					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2010
		Carrying value - asset (liability)
Residential mortgage loan securitizations:
Conforming	$1,068,737	5,527	12,115	-	(928)	16,714
Other/nonconforming	76,304	2,997	495	6	(107)	3,391
Commercial mortgage loan securitizations	190,377	5,506	608	261	-	6,375
Collateralized debt obligations:
Debt securities	20,046	1,436	-	844	-	2,280
Loans (2)	9,970	9,689	-	-	-	9,689
Asset-based finance structures	12,055	6,556	-	(118)	-	6,438
Tax credit structures	20,981	3,614	-	-	(1,129)	2,485
Collateralized loan obligations	13,196	2,804	-	56	-	2,860
Investment funds	10,522	1,416	-	-	-	1,416
Other (3)	20,031	3,221	43	377	(6)	3,635
Total	$1,442,219	42,766	13,261	1,426	(2,170)	55,283

		Maximum exposure to loss
Residential mortgage loan securitizations:
Conforming		$5,527	12,115	-	4,248	21,890
Other/nonconforming		2,997	495	6	233	3,731
Commercial mortgage loan securitizations		5,506	608	488	-	6,602
Collateralized debt obligations:
Debt securities		1,436	-	2,850	7	4,293
Loans (2)		9,689	-	-	-	9,689
Asset-based finance structures		6,556	-	118	2,175	8,849
Tax credit structures		3,614	-	-	1	3,615
Collateralized loan obligations		2,804	-	56	519	3,379
Investment funds		1,416	-	-	87	1,503
Other (3)		3,221	43	916	162	4,342
Total		$42,766	13,261	4,434	7,432	67,893

  Includes total equity interests of $460 million and $316 million at December 31, 2011, and December 31, 2010, respectively. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.
  Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current, and over 88% were rated as investment grade by the primary rating agencies at December 31, 2011. These senior loans were acquired in the Wachovia business combination and are accounted for at amortized cost as initially determined under purchase accounting and are subject to the Company's allowance and credit charge-off policies.
  Includes structured financing, student loan securitizations, auto loan and lease securitizations and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.

Cash flows with securitization trusts

	Year ended December 31,
	2011		2010		2009
		Other		Other		Other
	Mortgage	financial	Mortgage	financial	Mortgage	financial
(in millions)	loans	assets	loans	assets	loans	assets
Sales proceeds from securitizations (1)	$337,357	-	374,488	-	394,632	-
Servicing fees	4,401	11	4,316	34	4,283	42
Other interests held	1,779	263	1,786	442	3,757	310
Purchases of delinquent assets	9	-	25	-	45	-
Net servicing advances	29	-	49	-	257	-

  Represents cash flow data for all loans securitized in the period presented.

Key Assumptions To Measure Mortgage Servicing Assets At Date Of Securitization

	Mortgage servicing rights
	2011	2010
Prepayment speed (annual CPR (1))	12.8%	13.5
Life (in years)	5.9	5.4
Discount rate	7.7%	8.0

Constant prepayment rate.
Key Assumptions To Measure Mortgage Servicing Rights And Other Interests Held At Balance Sheet Date

		Other interests held
	Mortgage	Interest-
	servicing	only	Subordinated	Senior
(in millions)	rights	strips	bonds	bonds
Fair value of interests held at December 31, 2011	$14,359	230	45	321
Expected weighted-average life (in years)	5.0	4.6	6.1	5.6

Prepayment speed assumption (annual CPR)	13.7%	10.7	6.9	13.9
Decrease in fair value from:
10% adverse change	$913	6	-	2
25% adverse change	2,151	15	1	4

Discount rate assumption	6.9%	15.6	11.9	7.1
Decrease in fair value from:
100 basis point increase	$613	6	2	12
200 basis point increase	1,171	12	4	24

Credit loss assumption			0.5%	4.5
Decrease in fair value from:
10% higher losses			$-	1
25% higher losses			-	2

Fair value of interests held at December 31, 2010	$16,279	226	47	441
Expected weighted-average life (in years)	5.2	5.2	8.3	4.5

Prepayment speed assumption (annual CPR)	12.6%	11.4	4.8	18.1
Decrease in fair value from:
10% adverse change	$844	7	-	2
25% adverse change	1,992	16	-	6

Discount rate assumption	8.1%	17.8	10.2	6.8
Decrease in fair value from:
100 basis point increase	$777	6	3	14
200 basis point increase	1,487	13	6	27

Credit loss assumption			0.7%	3.7
Decrease in fair value from:
10% higher losses			$-	1
25% higher losses			-	3

Principal Balances - Off-Balance Sheet Securitized Loans

							Net charge-offs
	Total loans			Delinquent loans			Year ended
	December 31,			December 31,			December 31,
(in millions)	2011	2010		2011	2010		2011	2010
Commercial:
Commercial and industrial	$-	1		-	-		-	-
Real estate mortgage	137,121	144,655	(1)	11,142	9,174	(1)	569	738	(1)
Total commercial	137,121	144,656		11,142	9,174		569	738
Consumer:
Real estate 1-4 family first mortgage	1,171,666	1,090,755		24,235	25,067	(2)	1,506	1,408
Real estate 1-4 family junior lien mortgage	2	1		-	-		16	-
Other revolving credit and installment	2,271	2,454		131	102		-	-
Total consumer	1,173,939	1,093,210		24,366	25,169		1,522	1,408
Total off-balance sheet securitized loans	$1,311,060	1,237,866		35,508	34,343		2,091	2,146

  Balances have been revised to correct previously reported amounts.
  Balances have been revised to conform with current period presentation of including loans sold to FNMA, GNMA, and FHLMC.

Transactions With Consolidated Variable Interest Entities

		Carrying value
	Total		Third
	VIE	Consolidated	party	Noncontrolling	Net
(in millions)	assets	assets	liabilities	interests	assets
December 31, 2011

Secured borrowings:
Municipal tender option bond securitizations	$14,168	11,748	(10,689)	-	1,059
Auto loan securitizations	-	-	-	-	-
Commercial real estate loans	1,168	1,168	(1,041)	-	127
Residential mortgage securitizations (1)	5,705	6,114	(5,759)	-	355
Total secured borrowings	21,041	19,030	(17,489)	-	1,541
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	11,375	10,244	(4,514)	-	5,730
Multi-seller commercial paper conduit	2,860	2,860	(2,935)	-	(75)
Auto loan securitizations	163	163	(143)	-	20
Structured asset finance	124	124	(16)	-	108
Investment funds	2,012	2,012	(22)	-	1,990
Other	3,432	2,812	(1,890)	(61)	861
Total consolidated VIEs	19,966	18,215	(9,520)	(61)	8,634
Total secured borrowings and consolidated VIEs	$41,007	37,245	(27,009)	(61)	10,175
December 31, 2010

Secured borrowings:
Municipal tender option bond securitizations	$10,687	7,874	(7,779)	-	95
Auto loan securitizations	154	154	-	-	154
Commercial real estate loans	1,321	1,321	(1,272)	-	49
Residential mortgage securitizations	700	618	(436)	-	182
Total secured borrowings	12,862	9,967	(9,487)	-	480
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	14,518	13,529	(6,723)	-	6,806
Multi-seller commercial paper conduit	3,197	3,197	(3,279)	-	(82)
Auto loan securitizations	1,010	1,010	(955)	-	55
Structured asset finance	146	146	(21)	(11)	114
Investment funds	1,197	1,197	(54)	(14)	1,129
Other (2)	2,938	2,836	(1,724)	(69)	1,043
Total consolidated VIEs	23,006	21,915	(12,756)	(94)	9,065
Total secured borrowings and consolidated VIEs	$35,868	31,882	(22,243)	(94)	9,545

  Includes $5.6 billion of reverse mortgage loans that were previously accounted for as a sale to a GNMA securitization program.
  Revised to correct previously reported amounts.

Mortgage Banking Activities (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage Banking Activities (Tables) [Abstract]
Changes In Mortgage Servicing Rights Carried at Fair Value

	Year ended December 31,
(in millions)	2011	2010	2009
Fair value, beginning of year	$14,467	16,004	14,714
Adjustments from adoption of consolidation accounting guidance	-	(118)	-
Acquired from Wachovia (1)	-	-	34
Servicing from securitizations or asset transfers	3,957	4,092	6,226
Net additions	3,957	3,974	6,260
Changes in fair value:
Due to changes in valuation model inputs or assumptions (2)	(3,680)	(2,957)	(1,534)
Other changes in fair value (3)	(2,141)	(2,554)	(3,436)
Total changes in fair value	(5,821)	(5,511)	(4,970)
Fair value, end of year	$12,603	14,467	16,004

  The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates, and costs to service, including delinquency and foreclosure costs.
  Represents changes due to collection/realization of expected cash flows over time.

Changes In Amortized Mortgage Servicing Rights

	Year ended December 31,
(in millions)	2011	2010	2009
Balance, beginning of year	$1,422	1,119	1,446
Adjustments from adoption of consolidation accounting guidance	-	(5)	-
Purchases	155	58	11
Acquired from Wachovia (1)	-	-	(135)
Servicing from securitizations or asset transfers	132	478	61
Amortization	(264)	(228)	(264)
Balance, end of year (2)	1,445	1,422	1,119
Valuation allowance:
Balance, beginning of year	(3)	-	-
Provision for MSRs in excess of fair value	(34)	(3)	-
Balance, end of year (3)	(37)	(3)	-
Amortized MSRs, net	$1,408	1,419	1,119
Fair value of amortized MSRs:
Beginning of year	$1,812	1,261	1,555
End of year (4)	1,756	1,812	1,261

  The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Includes $350 million and $400 million in residential amortized MSRs at December 31, 2011 and 2010, respectively. The 2009 balance is all commercial amortized MSRs. For the years ended December 31, 2011 and 2010, the residential MSR amortization was $(50) million and $(5) million, respectively. Effective January 1, 2012, the amortized residential MSR portfolio will be transferred to MSRs carried at fair value.
  Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs. Residential amortized MSRs are evaluated for impairment purposes by the following risk strata: Mortgages sold to GSEs (FHLMC and FNMA) and mortgages sold to GNMA, each by interest rate stratifications. A valuation allowance of $37 million and $3 million was recorded on the residential amortized MSRs for the years ended December 31, 2011 and 2010, respectively.
  Includes fair value of $316 million and $441 million in residential amortized MSRs and $1,440 million and $1,371 million in commercial amortized MSRs at December 31, 2011 and 2010, respectively.

Components of Managed Servicing Portfolio

	December 31,
(in billions)	2011	2010
Residential mortgage servicing:
Serviced for others	$1,456	1,429
Owned loans serviced	358	371
Subservicing	8	9
Total residential servicing	1,822	1,809
Commercial mortgage servicing:
Serviced for others	398	408
Owned loans serviced	106	99
Subservicing	14	13
Total commercial servicing	518	520
Total managed servicing portfolio	$2,340	2,329
Total serviced for others	$1,854	1,837
Ratio of MSRs to related loans serviced for others	0.76%	0.86

Components of Mortgage Banking Noninterest Income

	Year ended December 31,
(in millions)	2011	2010	2009
Servicing income, net:
Servicing fees:
Contractually specified servicing fees	$4,611	4,566	4,473
Late charges	298	360	330
Ancillary fees	354	434	287
Unreimbursed direct servicing costs (1)	(1,119)	(763)	(914)
Net servicing fees	4,144	4,597	4,176
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (2)	(3,680)	(2,957)	(1,534)
Other changes in fair value (3)	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs carried at fair value	(5,821)	(5,511)	(4,970)
Amortization	(264)	(228)	(264)
Provision for MSRs in excess of fair value	(34)	(3)	-
Net derivative gains from economic hedges (4)	5,241	4,485	6,849
Total servicing income, net	3,266	3,340	5,791
Net gains on mortgage loan origination/sales activities	4,566	6,397	6,237
Total mortgage banking noninterest income	$7,832	9,737	12,028
Market-related valuation changes to MSRs, net of hedge results (2) + (4)	$1,561	1,528	5,315

  Primarily associated with foreclosure expenses and other interest costs.
  Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates and costs to service, including delinquency and foreclosure costs.
  Represents changes due to collection/realization of expected cash flows over time.
  Represents results from free-standing derivatives (economic hedges) used to hedge the risk of changes in fair value of MSRs. See Note 16 – Free-Standing Derivatives for additional discussion and detail.

Liability for Mortgage Loan Repurchase Losses

	Year ended December 31,
(in millions)	2011	2010	2009
Balance, beginning of year	$1,289	1,033	589
Wachovia acquisition (1)	-	-	31
Provision for repurchase losses:
Loan sales	101	144	302
Change in estimate (2)	1,184	1,474	625
Total additions	1,285	1,618	958
Losses	(1,248)	(1,362)	(514)
Balance, end of year	$1,326	1,289	1,033

  The 2009 amount is refinement to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Results from such factors as credit deterioration, changes in investor demand and mortgage insurer practices, and changes in the financial stability of correspondent lenders.

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets (Tables) [Abstract]
Gross Carrying Value of Intangible Assets And Accumulated Amortization

	December 31,
	2011			2010
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
(in millions)	value	amortization	value	value	amortization	value
Amortized intangible assets (1):
MSRs (2)	$2,383	(975)	1,408	2,131	(712)	1,419
Core deposit intangibles	15,079	(7,768)	7,311	15,133	(6,229)	8,904
Customer relationship and other intangibles	3,158	(1,519)	1,639	3,077	(1,230)	1,847
Total amortized intangible assets	$20,620	(10,262)	10,358	20,341	(8,171)	12,170
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$12,603			14,467
Goodwill	25,115			24,770
Trademark	14			14

(1)       Excludes fully amortized intangible assets.

(2) See Note 9 for additional information on MSRs.

Amortization Expense for Intangible Assets

			Customer
		Core	relationship
	Amortized	deposit	and other
(in millions)	MSRs	intangibles	intangibles	Total
Year ended December 31, 2011 (actual)	$264	1,594	294	2,152
Estimate for year ended December 31,
2012	$226	1,396	283	1,905
2013	194	1,241	260	1,695
2014	165	1,113	245	1,523
2015	149	1,022	221	1,392
2016	110	919	209	1,238

Allocation of Goodwill to Operating Segments

			Wealth,
	Community	Wholesale	Brokerage and	Consolidated
(in millions)	Banking	Banking	Retirement	Company
December 31, 2009	$17,974	6,465	373	24,812
Goodwill from business combinations, net	(52)	10	-	(42)
December 31, 2010	17,922	6,475	373	24,770
Reduction in goodwill related to divested businesses	-	(9)	(2)	(11)
Goodwill from business combinations	2	354	-	356
December 31, 2011	$17,924	6,820	371	25,115

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits (Tables) [Abstract]
Contractual maturities of Time Certificate of deposits and other time deposits

(in millions)	December 31, 2011
2012	$31,675
2013	21,479
2014	5,447
2015	8,538
2016	5,964
Thereafter	3,427
Total	$76,530

Contractual maturities of Time Deposits with a denomination of $100,000 or more

(in millions)	December 31, 2011
Three months or less	$3,427
After three months through six months	2,828
After six months through twelve months	3,034
After twelve months	15,804
Total	$25,093

Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings (Tables) [Abstract]
Short term borrowings maturing in less than 30 days

	2011		2010		2009
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Commercial paper and other short-term borrowings	$18,053	0.19%	$17,454	0.26%	$12,950	0.39%
Federal funds purchased and securities sold
under agreements to repurchase	31,038	0.05	37,947	0.15	26,016	0.08
Total	$49,091	0.10	$55,401	0.19	$38,966	0.18
Year ended December 31,
Average daily balance
Commercial paper and other short-term borrowings	$17,393	0.33	$16,330	0.31	$27,793	0.43
Federal funds purchased and securities sold
under agreements to repurchase	34,388	0.11	30,494	0.18	24,179	0.46
Total	$51,781	0.18	$46,824	0.22	$51,972	0.44
Maximum month-end balance
Commercial paper and other short-term borrowings (1)	$18,234	N/A	$17,646	N/A	$62,871	N/A
Federal funds purchased and securities sold
under agreements to repurchase (2)	37,509	N/A	37,947	N/A	30,608	N/A

N/A- Not Applicable

  Highest month-end balance in each of the last three years was April 2011, March 2010 and February 2009.
  Highest month-end balance in each of the last three years was March 2011, December 2010 and February 2009.

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt (Tables) [Abstract]
Long term debt based on original maturity

			December 31,
			2011	2010
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes (1)	2012-2035	2.125-6.75%	$38,002	40,630
Floating-rate notes (1)	2012-2048	Varies	17,872	26,750
Market-linked notes and other (2)	2012-2041	Varies	1,359	545
Total senior debt - Parent			57,233	67,925
Subordinated
Fixed-rate notes	2012-2035	4.375-7.574%	12,041	12,370
Floating-rate notes	2015-2016	Varies	1,141	1,118
Total subordinated debt - Parent			13,182	13,488
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2068	5.625-7.95%	6,951	11,257
Floating-rate notes	2027	Varies	247	289
FixFloat notes - income trust securities			-	6,786
Total junior subordinated debt - Parent (3)			7,198	18,332
Total long-term debt - Parent			77,613	99,745
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2013	6.00%	1,326	2,185
Floating-rate notes	2038-2040	Varies	72	4,186
Fixed-rate advances - Federal Home Loan Bank (FHLB)	2012-2031	2.30 - 8.45%	500	812
Floating-rate advances - FHLB	2012-2013	Varies	2,101	7,103
Market-linked notes and other (2)	2012-2016	Varies	238	229
Capital leases (Note 7)	2012-2025	Varies	116	26
Total senior debt - Bank			4,353	14,541
Subordinated
Fixed-rate notes	2013-2038	4.75-7.74%	15,882	16,520
Floating-rate notes	2014-2017	Varies	1,976	1,945
Total subordinated debt - Bank			17,858	18,465
Junior subordinated
Fixed-rate notes			-	317
Floating-rate notes	2027	Varies	286	278
Total junior subordinated debt - Bank (3)			286	595
Long-term debt issued by VIE - Fixed rate	2014-2038	0.00-7.00%	2,103	3,751
Long-term debt issued by VIE - Floating rate	2014-2050	Varies	2,748	4,053
Mortgage notes and other debt	2012-2056	Varies	14,854	8,639
Total long-term debt - Bank			42,202	50,044

(continued on following page)

(continued from previous page)

			December 31,
			2011	2010
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2012-2016	3.70-6.125%	5,154	6,147
FixFloat notes	2020	6.795% through 2015, varies	20	20
Total senior debt - Other consolidated subsidiaries			5,174	6,167
Junior subordinated
Fixed-rate notes			-	10
Floating-rate notes	2027	0.928%	155	239
FixFloat notes			-	78
Total junior subordinated debt - Other
consolidated subsidiaries (3)			155	327
Long-term debt issued by VIE - Fixed rate	2012-2020	5.16-6.88%	81	84
Long-term debt issued by VIE - Floating rate			-	489
Mortgage notes and other debt of subsidiaries	2013-2018	Varies	129	127
Total long-term debt - Other consolidated subsidiaries			5,539	7,194
Total long-term debt			$125,354	156,983

  On March 30, 2009, Wells Fargo issued $1.75 billion of 2.125% fixed senior unsecured notes and $1.75 billion of floating senior unsecured notes both maturing on June 15, 2012. These notes are guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program (TLGP) and are backed by the full faith and credit of the United States.
  Primarily consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see Note 16 – Free-standing derivatives.
  Represents junior subordinated debentures held by unconsolidated wholly owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 for additional information on our trust preferred security structures.

Annual maturities of long-term debt obligations

(in millions)	Parent	Company
2012	$15,443	18,605
2013	10,023	14,290
2014	7,791	10,790
2015	3,753	8,949
2016	13,302	17,740
Thereafter	27,301	54,980
Total	$77,613	125,354

Guarantees, Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees (Tables) [Abstract]
Schedule of Guarantor Obligations

	December 31,
	2011			2010
		Maximum	Non-		Maximum	Non-
	Carrying	exposure	investment	Carrying	exposure	investment
(in millions)	value	to loss	grade	value	to loss	grade
Standby letters of credit	$85	41,171	22,259	142	42,159	19,596
Securities lending and other indemnifications (1)	-	669	62	45	13,645	3,993
Liquidity agreements (2)	-	2	2	-	49	1
Written put options (2)(3)	1,469	8,224	2,466	747	8,134	2,615
Loans and MHFS sold with recourse	102	5,784	3,850	119	5,474	3,564
Residual value guarantees	8	197	-	8	197	-
Contingent consideration	31	98	97	23	118	116
Other guarantees	6	552	4	-	73	-
Total guarantees	$1,701	56,697	28,740	1,084	69,849	29,885

  We commenced divestiture of our securities lending business in the latter half of 2011.
  Certain of these agreements included in this table are related to off-balance sheet entities and, accordingly, are also disclosed in Note 8.
  Written put options, which are in the form of derivatives, are also included in the derivative disclosures in Note 16.

Significant Components of Assets Pledged

	Dec. 31,	Dec. 31,
(in millions)	2011	2010
Securities available for sale	$80,540	94,212
Loans	317,742	312,602
Total	$398,282	406,814

Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives (Tables) [Abstract]
Total Notional or Contractual Amounts and Fair Values for Derivatives

	December 31, 2011			December 31, 2010
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives
Derivatives designated as hedging instruments
Interest rate contracts (1)	$87,537	8,423	2,769	110,314	7,126	1,614
Foreign exchange contracts	22,269	1,523	572	25,904	1,527	727
Total derivatives designated as
qualifying hedging instruments		9,946	3,341		8,653	2,341
Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate contracts (2)	377,497	2,318	2,011	408,563	2,898	2,625
Equity contracts	-	-	-	176	-	46
Foreign exchange contracts	5,833	250	3	5,528	23	53
Credit contracts - protection purchased	125	3	-	396	80	-
Other derivatives	2,367	-	117	2,538	-	35
Subtotal		2,571	2,131		3,001	2,759
Customer accommodation, trading and other
free-standing derivatives:
Interest rate contracts	2,425,144	81,336	83,834	2,809,387	58,225	59,329
Commodity contracts	77,985	4,351	4,234	83,114	4,133	3,918
Equity contracts	68,778	3,768	3,661	73,278	3,272	3,450
Foreign exchange contracts	140,704	3,151	2,803	110,889	2,800	2,682
Credit contracts - protection sold	38,403	319	5,178	47,699	605	5,826
Credit contracts - protection purchased	36,156	3,254	276	44,776	4,661	588
Other derivatives	-	-	-	190	8	-
Subtotal		96,179	99,986		73,704	75,793
Total derivatives not designated as hedging instruments		98,750	102,117		76,705	78,552
Total derivatives before netting		108,696	105,458		85,358	80,893
Netting (3)		(81,143)	(89,990)		(63,469)	(70,009)
Total		$27,553	15,468		21,889	10,884

  Notional amounts presented exclude $15.5 billion at December 31, 2011, and $20.9 billion at December 31, 2010, of basis swaps that are combined with receive fixed-rate/pay floating-rate swaps and designated as one hedging instrument.
  Includes free-standing derivatives (economic hedges) used to hedge the risk of changes in the fair value of residential MSRs, MHFS, and other interests held.
  Represents netting of derivative asset and liability balances, and related cash collateral, with the same counterparty subject to master netting arrangements. The amount of cash collateral netted against derivative assets and liabilities was $6.6 billion and $15.4 billion, respectively, at December 31, 2011, and $5.5 billion and $12.1 billion, respectively, at December 31, 2010.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives in Fair Value Hedging Relationships

	Interest rate			Foreign exchange		Total net
	contracts hedging:			contracts hedging:		gains
						(losses)
	Securities	Mortgages		Securities		on fair
	available	held for	Long-term	available	Long-term	value
(in millions)	for sale	sale	debt	for sale	debt	hedges

Year ended December 31, 2011
Gains (losses) recorded in net interest income	$(451)	-	1,659	(11)	376	1,573

Gains (losses) recorded in noninterest income
Recognized on derivatives	(1,298)	(21)	2,796	168	512	2,157
Recognized on hedged item	1,232	17	(2,616)	(186)	(445)	(1,998)
Recognized on fair value hedges (ineffective portion) (1)	$(66)	(4)	180	(18)	67	159

Year ended December 31, 2010
Gains (losses) recorded in net interest income	$(390)	-	1,755	(4)	374	1,735

Gains (losses) recorded in noninterest income
Recognized on derivatives	(432)	-	1,565	269	(1,030)	372
Recognized on hedged item	469	-	(1,469)	(270)	1,007	(263)
Recognized on fair value hedges (ineffective portion) (1)	$37	-	96	(1)	(23)	109

  Included $53 million and $3 million, respectively, for year ended December 31, 2011 and 2010, of gains (losses) on forward derivatives hedging foreign currency securities available for sale and long-term debt, representing the portion of derivatives gains (losses) excluded from the assessment of hedge effectiveness (time value).

Net Gains (Losses) Recognized Related to Derivatives in Cash Flow Hedging Relationships

	Year ended
	December 31,
(in millions)	2011	2010
Gains (after tax) recognized in OCI on derivatives	$105	468
Gains (pre tax) reclassified from cumulative OCI into net interest income	571	613
Gains (losses) (pre tax) recognized in noninterest income on derivatives (1)	(5)	6

  None of the change in value of the derivatives was excluded from the assessment of hedge effectiveness.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments

	Year ended
	December 31,
(in millions)	2011	2010
Net gains (losses) recognized on free-standing derivatives (economic hedges):
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (1)	$246	1,611
Other (2)	(157)	(22)
Foreign exchange contracts (2)	70	103
Equity contracts (2)	(5)	-
Credit contracts (2)	(18)	(174)
Subtotal	136	1,518
Net gains (losses) recognized on customer accommodation, trading and other free-standing derivatives:
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (3)	3,594	3,305
Other (4)	298	224
Commodity contracts (4)	124	65
Equity contracts (4)	769	441
Foreign exchange contracts (4)	698	565
Credit contracts (4)	(200)	(710)
Other (4)	(5)	10
Subtotal	5,278	3,900
Net gains recognized related to derivatives not designated as hedging instruments	$5,414	5,418

  Predominantly mortgage banking noninterest income including gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.
  Predominantly included in other noninterest income.
  Predominantly mortgage banking noninterest income including gains (losses) on interest rate lock commitments.
  Predominantly included in net gains from trading activities in noninterest income.

Details of Sold and Purchased Credit Derivatives

		Notional amount
			Protection	Protection
			sold -	purchased	Net
			non-	with	protection	Other
	Fair value	Protection	investment	identical	sold	protection	Range of
(in millions)	liability	sold (A)	grade	underlyings (B)	(A) - (B)	purchased	maturities
December 31, 2011
Credit default swaps on:
Corporate bonds	$1,002	24,634	14,043	13,329	11,305	9,404	2012-2021
Structured products	3,308	4,691	4,300	2,194	2,497	1,335	2016-2056
Credit protection on:
Default swap index	68	3,006	843	2,341	665	912	2012-2017
Commercial mortgage-
backed securities index	713	1,357	458	19	1,338	1,403	2049-2052
Asset-backed securities index	76	83	83	8	75	116	2037-2046
Loan deliverable credit default swaps	2	460	453	355	105	251	2012-2016
Other	9	4,172	3,637	126	4,046	4,422	2012-2056
Total credit derivatives	$5,178	38,403	23,817	18,372	20,031	17,843

December 31, 2010
Credit default swaps on:
Corporate bonds	$810	30,445	16,360	17,978	12,467	9,440	2011-2020
Structured products	4,145	5,825	5,246	4,948	877	2,482	2016-2056
Credit protection on:
Default swap index	12	2,700	909	2,167	533	1,106	2011-2017
Commercial mortgage-backed securities index	717	1,977	612	924	1,053	779	2049-2052
Asset-backed securities index	128	144	144	46	98	142	2037-2046
Loan deliverable credit default swaps	2	481	456	391	90	261	2011-2014
Other	12	6,127	5,348	41	6,086	2,745	2011-2056
Total credit derivatives	$5,826	47,699	29,075	26,495	21,204	16,955

Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Assets and Liabilities (Tables) [Abstract]
Fair Value, Measurements from Independent Brokers or Independent Third Party Pricing Services

	Independent brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2011
Trading assets (excluding derivatives)	$-	446	7	1,086	1,564	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	868	5,748	-
Securities of U.S. states and political subdivisions	-	16	-	-	21,014	-
Mortgage-backed securities	-	2,342	43	-	118,107	186
Other debt securities	-	1,091	8,163	-	26,222	145
Total debt securities	-	3,449	8,206	868	171,091	331
Total marketable equity securities	-	-	-	33	665	3
Total securities available for sale	-	3,449	8,206	901	171,756	334
Derivatives (trading and other assets)	-	17	44	-	834	-
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	11	43	-	850	-
Other liabilities	-	22	-	6	249	-

December 31, 2010
Trading assets (excluding derivatives)	$-	1,211	6	21	2,123	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	936	263	-
Securities of U.S. states and political subdivisions	-	15	-	-	14,055	-
Mortgage-backed securities	-	3	50	-	102,206	169
Other debt securities	-	201	4,133	-	14,376	606
Total debt securities	-	219	4,183	936	130,900	775
Total marketable equity securities	-	-	-	201	727	16
Total securities available for sale	-	219	4,183	1,137	131,627	791
Derivatives (trading and other assets)	-	15	44	-	740	8
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	-	46	-	841	-
Other liabilities	-	20	-	-	393	-

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3	Netting		Total
December 31, 2011
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$3,342	3,638	-	-		6,980
Securities of U.S. states and political subdivisions	-	2,438	53	-		2,491
Collateralized debt obligations(1)	-	-	1,582	-		1,582
Corporate debt securities	-	6,479	97	-		6,576
Mortgage-backed securities	-	34,959	108	-		35,067
Asset-backed securities	-	1,093	190	-		1,283
Equity securities	1,682	172	4	-		1,858
Total trading securities	5,024	48,779	2,034	-		55,837
Other trading assets	1,847	68	115	-		2,030
Total trading assets (excluding derivatives)	6,871	48,847	2,149	-		57,867
Securities of U.S. Treasury and federal agencies	869	6,099	-	-		6,968
Securities of U.S. states and political subdivisions	-	21,077	11,516	-		32,593
Mortgage-backed securities:
Federal agencies	-	96,754	-	-		96,754
Residential	-	17,775	61	-		17,836
Commercial	-	17,918	232	-		18,150
Total mortgage-backed securities	-	132,447	293	-		132,740
Corporate debt securities	317	17,792	295	-		18,404
Collateralized debt obligations(2)	-	-	8,599	-		8,599
Asset-backed securities:
Auto loans and leases	-	86	6,641	-		6,727
Home equity loans	-	650	282	-		932
Other asset-backed securities	-	8,326	2,863	-		11,189
Total asset-backed securities	-	9,062	9,786	-		18,848
Other debt securities	-	1,044	-	-		1,044
Total debt securities	1,186	187,521	30,489	-		219,196
Marketable equity securities:
Perpetual preferred securities (3)	552	631	1,344	-		2,527
Other marketable equity securities	814	53	23	-		890
Total marketable equity securities	1,366	684	1,367	-		3,417
Total securities available for sale	2,552	188,205	31,856	-		222,613
Mortgages held for sale	-	41,381	3,410	-		44,791
Loans held for sale	-	1,176	-	-		1,176
Loans	-	5,893	23	-		5,916
Mortgage servicing rights (residential)	-	-	12,603	-		12,603
Derivative assets:
Interest rate contracts	-	91,022	1,055	-		92,077
Commodity contracts	-	4,351	-	-		4,351
Equity contracts	471	2,737	560	-		3,768
Foreign exchange contracts	35	4,873	16	-		4,924
Credit contracts	-	2,219	1,357	-		3,576
Other derivative contracts	-	-	-	-		-
Netting	-	-	-	(81,143)	(4)	(81,143)
Total derivative assets (5)	506	105,202	2,988	(81,143)		27,553
Other assets	88	135	244	-		467
Total assets recorded at fair value	$10,017	390,839	53,273	(81,143)		372,986
Derivative liabilities:
Interest rate contracts	$(4)	(88,164)	(446)	-		(88,614)
Commodity contracts	-	(4,234)	-	-		(4,234)
Equity contracts	(229)	(2,797)	(635)	-		(3,661)
Foreign exchange contracts	(31)	(3,324)	(23)	-		(3,378)
Credit contracts	-	(2,099)	(3,355)	-		(5,454)
Other derivative contracts	-	-	(117)	-		(117)
Netting	-	-	-	89,990	(4)	89,990
Total derivative liabilities (6)	(264)	(100,618)	(4,576)	89,990		(15,468)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(3,820)	(919)	-	-		(4,739)
Securities of U.S. states and political subdivisions	-	(2)	-	-		(2)
Corporate debt securities	-	(4,112)	-	-		(4,112)
Equity securities	(944)	(298)	-	-		(1,242)
Other securities	-	(737)	-	-		(737)
Total short sale liabilities	(4,764)	(6,068)	-	-		(10,832)
Other liabilities	-	(98)	(44)	-		(142)
Total liabilities recorded at fair value	$(5,028)	(106,784)	(4,620)	89,990		(26,442)

  Includes collateralized loan obligations of $583 million that are classified as trading assets.
  Includes collateralized loan obligations of $8.1 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
  Derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading liabilities.

(continued from previous page)

(in millions)	Level 1	Level 2	Level 3	Netting		Total
December 31, 2010
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$1,340	3,335	-	-		4,675
Securities of U.S. states and political subdivisions	-	1,893	5	-		1,898
Collateralized debt obligations (1)	-	-	1,915	-		1,915
Corporate debt securities	-	10,164	166	-		10,330
Mortgage-backed securities	-	9,137	117	-		9,254
Asset-backed securities	-	1,811	366	-		2,177
Equity securities	2,143	625	34	-		2,802
Total trading securities	3,483	26,965	2,603	-		33,051
Other trading assets	816	987	136	-		1,939
Total trading assets (excluding derivatives)	4,299	27,952	2,739	-		34,990
Securities of U.S. Treasury and federal agencies	938	666	-	-		1,604
Securities of U.S. states and political subdivisions	-	14,090	4,564	-		18,654
Mortgage-backed securities:
Federal agencies	-	82,037	-	-		82,037
Residential	-	20,183	20	-		20,203
Commercial	-	13,337	217	-		13,554
Total mortgage-backed securities	-	115,557	237	-		115,794
Corporate debt securities	-	9,846	433	-		10,279
Collateralized debt obligations (2)	-	-	4,778	-		4,778
Asset-backed securities:
Auto loans and leases	-	223	6,133	-		6,356
Home equity loans	-	998	112	-		1,110
Other asset-backed securities	-	5,285	3,150	-		8,435
Total asset-backed securities	-	6,506	9,395	-		15,901
Other debt securities	-	370	85	-		455
Total debt securities	938	147,035	19,492	-		167,465
Marketable equity securities:
Perpetual preferred securities (3)	721	677	2,434	-		3,832
Other marketable equity securities	1,224	101	32	-		1,357
Total marketable equity securities	1,945	778	2,466	-		5,189
Total securities available for sale	2,883	147,813	21,958	-		172,654
Mortgages held for sale	-	44,226	3,305	-		47,531
Loans held for sale	-	873	-	-		873
Loans	-	-	309	-		309
Mortgage servicing rights (residential)	-	-	14,467	-		14,467
Derivative assets:
Interest rate contracts	-	67,380	869	-		68,249
Commodity contracts	-	4,133	-	-		4,133
Equity contracts	511	2,040	721	-		3,272
Foreign exchange contracts	42	4,257	51	-		4,350
Credit contracts	-	2,148	3,198	-		5,346
Other derivative contracts	8	-	-	-		8
Netting	-	-	-	(63,469)	(4)	(63,469)
Total derivative assets (5)	561	79,958	4,839	(63,469)		21,889
Other assets	38	45	314	-		397
Total assets recorded at fair value	$7,781	300,867	47,931	(63,469)		293,110
Derivative liabilities:
Interest rate contracts	$(7)	(62,769)	(792)	-		(63,568)
Commodity contracts	-	(3,917)	(1)	-		(3,918)
Equity contracts	(259)	(2,291)	(946)	-		(3,496)
Foreign exchange contracts	(69)	(3,351)	(42)	-		(3,462)
Credit contracts	-	(2,199)	(4,215)	-		(6,414)
Other derivative contracts	-	-	(35)	-		(35)
Netting	-	-	-	70,009	(4)	70,009
Total derivative liabilities (6)	(335)	(74,527)	(6,031)	70,009		(10,884)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(2,827)	(1,129)	-	-		(3,956)
Corporate debt securities	-	(3,798)	-	-		(3,798)
Equity securities	(1,701)	(178)	-	-		(1,879)
Other securities	-	(347)	-	-		(347)
Total short sale liabilities	(4,528)	(5,452)	-	-		(9,980)
Other liabilities	-	(36)	(344)	-		(380)
Total liabilities recorded at fair value	$(4,863)	(80,015)	(6,375)	70,009		(21,244)

  Includes collateralized loan obligations of $671 million that are classified as trading assets.
  Includes collateralized loan obligations of $4.2 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
  Derivative liabilities include contracts qualifying for hedge accounting, economic hedges and derivatives included in trading liabilities.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	3	-	12	51	(18)	53	-
Collateralized debt obligations	1,915	(24)	-	(297)	-	(12)	1,582	1
Corporate debt securities	166	1	-	(70)	-	-	97	(80)
Mortgage-backed securities	117	6	-	(36)	31	(10)	108	(4)
Asset-backed securities	366	75	-	(122)	-	(129)	190	(2)
Equity securities	34	(3)	-	(28)	1	-	4	72
Total trading securities	2,603	58	-	(541)	83	(169)	2,034	(13)
Other trading assets	136	(21)	-	2	-	(2)	115	14
Total trading assets
(excluding derivatives)	2,739	37	-	(539)	83	(171)	2,149	1	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,564	10	52	6,923	-	(33)	11,516	9
Mortgage-backed securities:
Residential	20	(9)	(1)	(6)	121	(64)	61	(8)
Commercial	217	(44)	59	2	2	(4)	232	(56)
Total mortgage-backed
securities	237	(53)	58	(4)	123	(68)	293	(64)
Corporate debt securities	433	150	(112)	(185)	41	(32)	295	(3)
Collateralized debt obligations	4,778	290	(202)	3,725	8	-	8,599	-
Asset-backed securities:
Auto loans and leases	6,133	4	(27)	531	-	-	6,641	-
Home equity loans	112	(3)	(18)	40	221	(70)	282	(25)
Other asset-backed securities	3,150	10	13	181	107	(598)	2,863	(7)
Total asset-backed securities	9,395	11	(32)	752	328	(668)	9,786	(32)
Other debt securities	85	-	-	(85)	-	-	-	-
Total debt securities	19,492	408	(236)	11,126	500	(801)	30,489	(90)	(3)
Marketable equity securities:
Perpetual preferred securities	2,434	160	(7)	(1,243)	2	(2)	1,344	(53)
Other marketable equity securities	32	-	1	(10)	-	-	23	-
Total marketable
equity securities	2,466	160	(6)	(1,253)	2	(2)	1,367	(53)	(4)
Total securities
available for sale	21,958	568	(242)	9,873	502	(803)	31,856	(143)
Mortgages held for sale	3,305	44	-	(104)	492	(327)	3,410	43	(5)
Loans	309	13	-	(299)	-	-	23	-	(5)
Mortgage servicing rights	14,467	(5,821)	-	3,957	-	-	12,603	(3,680)	(5)
Net derivative assets and liabilities:
Interest rate contracts	77	4,051	-	(3,414)	(1)	(104)	609	309
Commodity contracts	(1)	2	-	(9)	(3)	11	-	1
Equity contracts	(225)	126	-	28	(6)	2	(75)	55
Foreign exchange contracts	9	(8)	-	(6)	1	(3)	(7)	(19)
Credit contracts	(1,017)	(856)	-	(123)	-	(2)	(1,998)	50
Other derivative contracts	(35)	(82)	-	-	-	-	(117)	-
Total derivative contracts	(1,192)	3,233	-	(3,524)	(9)	(96)	(1,588)	396	(6)
Other assets	314	12	-	(82)	-	-	244	3	(2)

Short sale liabilities	-	-	-	-	-	-	-	-	(2)
Other liabilities (excluding derivatives)	(344)	(8)	-	308	-	-	(44)	-	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2010
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	2	-	(11)	9	-	5	1
Collateralized debt obligations	1,133	418	-	364	-	-	1,915	11
Corporate debt securities	223	9	-	67	9	(142)	166	16
Mortgage-backed securities	146	(7)	-	101	-	(123)	117	(17)
Asset-backed securities	497	80	-	(141)	1	(71)	366	67
Equity securities	36	1	-	(5)	2	-	34	(2)
Total trading securities	2,040	503	-	375	21	(336)	2,603	76
Other trading assets	271	(35)	-	(19)	-	(81)	136	10
Total trading assets
(excluding derivatives)	2,311	468	-	356	21	(417)	2,739	86	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	818	12	63	3,485	192	(6)	4,564	4
Mortgage-backed securities:
Residential	1,084	7	(21)	(48)	274	(1,276)	20	(8)
Commercial	1,799	(28)	404	(10)	227	(2,175)	217	(5)
Total mortgage-backed
securities	2,883	(21)	383	(58)	501	(3,451)	237	(13)
Corporate debt securities	367	7	68	(113)	259	(155)	433	-
Collateralized debt obligations	3,725	210	96	959	-	(212)	4,778	(14)
Asset-backed securities:
Auto loans and leases	8,525	1	(246)	(2,403)	256	-	6,133	-
Home equity loans	1,677	1	40	48	113	(1,767)	112	(5)
Other asset-backed securities	2,308	51	(19)	903	1,057	(1,150)	3,150	(12)
Total asset-backed securities	12,510	53	(225)	(1,452)	1,426	(2,917)	9,395	(17)
Other debt securities	77	(15)	11	12	-	-	85	-
Total debt securities	20,380	246	396	2,833	2,378	(6,741)	19,492	(40)	(3)
Marketable equity securities:
Perpetual preferred securities	2,305	100	(31)	6	80	(26)	2,434	-
Other marketable equity securities	88	-	5	(21)	14	(54)	32	-
Total marketable
equity securities	2,393	100	(26)	(15)	94	(80)	2,466	-	(4)
Total securities
available for sale	22,773	346	370	2,818	2,472	(6,821)	21,958	(40)
Mortgages held for sale	3,523	43	-	(253)	380	(388)	3,305	39	(5)
Loans	-	55	-	(112)	1,035	(669)	309	55	(5)
Mortgage servicing rights	16,004	(5,511)	-	4,092	-	(118)	14,467	(2,957)	(5)
Net derivative assets and liabilities:
Interest rate contracts	(114)	3,514	-	(3,482)	159	-	77	(266)
Commodity contracts	-	(1)	-	-	-	-	(1)	(1)
Equity contracts	(344)	(104)	-	169	-	54	(225)	(19)
Foreign exchange contracts	(1)	21	-	(11)	-	-	9	-
Credit contracts	(330)	(675)	-	(18)	6	-	(1,017)	(644)
Other derivative contracts	(43)	4	-	4	-	-	(35)	-
Total derivative contracts	(832)	2,759	-	(3,338)	165	54	(1,192)	(930)	(6)
Other assets	1,373	29	-	(103)	4	(989)	314	(38)	(2)
Short sale liabilities
(corporate debt securities)	(26)	(2)	-	(37)	-	65	-	-	(2)
Other liabilities (excluding derivatives)	(10)	(55)	-	94	(1,038)	665	(344)	(58)	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

(continued from previous page)

							Net unrealized
		Total net gains		Purchases,			gains (losses)
		(losses) included in		sales,	Net		included in net
			Other	issuances	transfers		income related
	Balance,		compre-	and	into and/	Balance,	to assets and
	beginning	Net	hensive	settlements,	or out of	end	liabilities held
(in millions)	of year	income	income	net	Level 3	of year	at period end (1)
Year ended December 31, 2009
Trading assets (excluding derivatives)	$3,495	202	2	(1,749)	361	2,311	276	(2)
Securities available for sale:
Securities of U.S. states and political subdivisions	903	23	-	25	(133)	818	(8)
Mortgage-backed securities:
Federal agencies	4	-	-	-	(4)	-	-
Residential	3,510	(74)	1,092	(759)	(2,685)	1,084	(227)
Commercial	286	(220)	894	41	798	1,799	(112)
Total mortgage-backed securities	3,800	(294)	1,986	(718)	(1,891)	2,883	(339)
Corporate debt securities	282	3	61	(7)	28	367	-
Collateralized debt obligations	2,083	125	577	623	317	3,725	(84)
Other	12,799	136	1,368	584	(2,300)	12,587	(94)
Total debt securities	19,867	(7)	3,992	507	(3,979)	20,380	(525)	(3)
Marketable equity securities:
Perpetual preferred securities	2,775	104	144	(723)	5	2,305	(1)
Other marketable equity securities	50	-	(2)	63	(23)	88	-
Total marketable equity securities	2,825	104	142	(660)	(18)	2,393	(1)	(4)
Total securities available for sale	$22,692	97	4,134	(153)	(3,997)	22,773	(526)
Mortgages held for sale	$4,718	(96)	-	(921)	(178)	3,523	(109)	(5)
Mortgage servicing rights	14,714	(4,970)	-	6,260	-	16,004	(1,534)	(5)
Net derivative assets and liabilities	37	1,439	-	(2,291)	(17)	(832)	(799)	(6)
Other assets (excluding derivatives)	1,231	10	-	132	-	1,373	12	(2)
Liabilities (excluding derivatives)	(16)	(11)	-	1	(10)	(36)	14	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

Fair Value, Assets Measured on Recurring Basis, Level 3 Reconciliation Detail

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$313	(199)	-	(102)	12
Collateralized debt obligations	1,054	(1,310)	-	(41)	(297)
Corporate debt securities	80	(150)	-	-	(70)
Mortgage-backed securities	759	(790)	-	(5)	(36)
Asset-backed securities	516	(585)	-	(53)	(122)
Equity securities	6	(22)	-	(12)	(28)
Total trading securities	2,728	(3,056)	-	(213)	(541)
Other trading assets	-	-	2	-	2
Total trading assets
(excluding derivatives)	2,728	(3,056)	2	(213)	(539)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,280	(4)	4,723	(2,076)	6,923
Mortgage-backed securities:
Residential	3	-	-	(9)	(6)
Commercial	21	-	-	(19)	2
Total mortgage-backed
securities	24	-	-	(28)	(4)
Corporate debt securities	94	(208)	1	(72)	(185)
Collateralized debt obligations	4,805	(36)	-	(1,044)	3,725
Asset-backed securities:
Auto loans and leases	5,918	-	333	(5,720)	531
Home equity loans	44	-	-	(4)	40
Other asset-backed securities	1,428	(456)	1,395	(2,186)	181
Total asset-backed securities	7,390	(456)	1,728	(7,910)	752
Other debt securities	-	(85)	-	-	(85)
Total debt securities	16,593	(789)	6,452	(11,130)	11,126
Marketable equity securities:
Perpetual preferred securities	1	(13)	-	(1,231)	(1,243)
Other marketable equity securities	3	(12)	-	(1)	(10)
Total marketable
equity securities	4	(25)	-	(1,232)	(1,253)
Total securities
available for sale	16,597	(814)	6,452	(12,362)	9,873
Mortgages held for sale	576	(21)	-	(659)	(104)
Loans	23	(309)	-	(13)	(299)
Mortgage servicing rights	-	-	4,011	(54)	3,957
Net derivative assets and liabilities:
Interest rate contracts	6	(1)	-	(3,419)	(3,414)
Commodity contracts	7	(17)	-	1	(9)
Equity contracts	123	(255)	-	160	28
Foreign exchange contracts	4	(4)	-	(6)	(6)
Credit contracts	6	(3)	-	(126)	(123)
Other derivative contracts	-	-	-	-	-
Total derivative contracts	146	(280)	-	(3,390)	(3,524)
Other assets	10	(1)	-	(91)	(82)
Short sale liabilities	(125)	124	-	1	-
Other liabilities (excluding derivatives)	(10)	1	-	317	308

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis

	Carrying value at year end
(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2011
Mortgages held for sale (1)	$-	1,019	1,166	2,185
Loans held for sale	-	86	-	86
Loans:
Commercial	-	1,501	13	1,514
Consumer	-	4,163	4	4,167
Total loans (2)	-	5,664	17	5,681
Mortgage servicing rights (amortized)	-	-	293	293
Other assets (3)	-	537	67	604

December 31, 2010
Mortgages held for sale (1)	$-	2,000	891	2,891
Loans held for sale	-	352	-	352
Loans:
Commercial	-	2,480	67	2,547
Consumer	-	5,870	18	5,888
Total loans (2)	-	8,350	85	8,435
Mortgage servicing rights (amortized)	-	-	104	104
Other assets (3)	-	765	82	847

  Predominantly real estate 1-4 family first mortgage loans measured at LOCOM.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
  Includes the fair value of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis

(in millions)
Year ended December 31, 2011
Mortgages held for sale	$29
Loans held for sale	22
Loans:
Commercial	(1,043)
Consumer	(4,905)
Total loans (1)	(5,948)
Mortgage servicing rights (amortized)	(34)
Other assets (2)	(256)
Total	$(6,187)

Year ended December 31, 2010
Mortgages held for sale	$(20)
Loans held for sale	(1)
Loans:
Commercial	(1,306)
Consumer	(6,881)
Total loans (1)	(8,187)
Mortgage servicing rights (amortized)	(3)
Other assets (2)	(301)
Total	$(8,512)

  Represents write-downs of loans based on the appraised value of the collateral.
  Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value Investments in Entites that Calculate Net Asset Value Per Share

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period
December 31, 2011
Offshore funds	$352	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	22	-	Daily - Annually	5 - 95 days
Private equity funds	976	240	N/A	N/A
Venture capital funds	83	28	N/A	N/A
Total	$1,434	268
December 31, 2010
Offshore funds	$1,665	-	Daily - Annually	1 - 180 days
Funds of funds	63	-	Monthly - Quarterly	10 - 90 days
Hedge funds	23	-	Monthly - Annually	30 - 120 days
Private equity funds	1,830	669	N/A	N/A
Venture capital funds	88	36	N/A	N/A
Total	$3,669	705

N/A - Not applicable

Fair Value Option, Carrying Amount

	December 31, 2011				December 31, 2010
			Fair value				Fair value
			carrying				carrying
			amount				amount
			less				less
	Fair value	Aggregate	aggregate		Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid		carrying	unpaid	unpaid
(in millions)	amount	principal	principal		amount	principal	principal
Mortgages held for sale:
Total loans	$44,791	43,687	1,104	(1)	47,531	47,818	(287)	(1)
Nonaccrual loans	265	584	(319)		325	662	(337)
Loans 90 days or more past due and still accruing	44	56	(12)		38	47	(9)
Loans held for sale:
Total loans	1,176	1,216	(40)		873	897	(24)
Nonaccrual loans	25	39	(14)		1	7	(6)
Loans:
Total loans	5,916	5,441	475		309	348	(39)
Nonaccrual loans	32	32	-		13	16	(3)
Loans 90 days or more past due and still accruing	-	-	-		2	2	-
Long-term debt	-	-	-		306	353	(47)

  The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.

Fair Value Option, Gains and Losses

	2011			2010			2009
		Net gains			Net gains			Net gains
	Mortgage	(losses)		Mortgage	(losses)		Mortgage	(losses)
	banking	from	Other	banking	from	Other	banking	from	Other
	noninterest	trading	noninterest	noninterest	trading	noninterest	noninterest	trading	noninterest
(in millions)	income	activities	income	income	activities	income	income	activities	income
Year ended December 31,
Mortgages held for sale	$6,084	-	-	6,512	-	-	4,891	-	-
Loans held for sale	-	-	32	-	-	24	-	-	99
Loans	13	-	80	55	-	-	-	-	-
Long-term debt	(11)	-	-	(48)	-	-	-	-	-
Other interests held	-	(25)	-	-	(13)	-	-	117	-

Fair Value Option, Instrument Specific Credit Risk

	Year ended Dec. 31,
(in millions)	2011	2010	2009
Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$(144)	(28)	(277)
Loans held for sale	32	24	63
Total	$(112)	(4)	(214)

Fair Value, Estimated for Financial Instruments Not Carried at Fair Value

	December 31,
	2011		2010
	Carrying	Estimated	Carrying	Estimated
(in millions)	amount	fair value	amount	fair value
Financial assets
Mortgages held for sale (1)	$3,566	3,566	4,232	4,234
Loans held for sale (2)	162	176	417	441
Loans, net (3)	731,308	723,867	721,016	710,147
Nonmarketable equity investments (cost method)	8,061	8,490	8,494	8,814
Financial liabilities
Deposits	920,070	921,803	847,942	849,642
Long-term debt (4)	125,238	126,484	156,651	159,996	(3)

  Balance excludes MHFS for which the fair value option was elected.
  Balance excludes LHFS for which the fair value option was elected.
  Loans exclude balances for which the fair value option was elected. At December 31, 2010, long-term debt excludes balances for which the fair value option was elected. Loans exclude lease financing with a carrying amount of $13.1 billion at both December 31, 2011 and 2010, respectively.
  The carrying amount and fair value exclude obligations under capital leases of $116 million and $26 million at December 31, 2011 and 2010, respectively.

Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Preferred Stock (Tables) [Abstract]
Detail of Preferred Stock

	December 31,
	2011		2010
	Liquidation	Shares	Liquidation	Shares
	preference	authorized	preference	authorized
	per share	and designated	per share	and designated
DEP Shares
Dividend Equalization Preferred Shares	$10	97,000	$10	97,000
Series A
Non-Cumulative Perpetual Preferred Stock	-	-	100,000	25,001
Series B
Non-Cumulative Perpetual Preferred Stock	-	-	100,000	17,501
Series G
7.25% Class A Preferred Stock	15,000	50,000	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
5.80% Fixed to Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Total		10,047,010		10,089,512

	December 31, 2011				December 31, 2010
	Shares				Shares
	issued and	Carrying			issued and		Carrying
(in millions, except shares)	outstanding	Par value	value	Discount	outstanding	Par value	value	Discount
DEP Shares
Dividend Equalization Preferred Shares	96,546	$-	-	-	96,546	$-	-	-
Series I (1)
5.80% Fixed to Floating Class A Preferred Stock	25,010	2,501	2,501	-	-	-	-	-
Series J (1)
8.00% Non-Cumulative Perpetual Class A
Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative
Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual
Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Total	9,591,931	$11,971	10,572	1,399	9,566,921	$9,470	8,071	1,399

  Preferred shares qualify as Tier 1 capital.

Detail of Employee Stock Ownership Plan Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable
	December 31,		December 31,		dividend rate
(in millions, except shares)	2011	2010	2011	2010	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2011	370,280	-	$370	-	9.00%	10.00
2010	231,361	287,161	232	287	9.50	10.50
2008	89,154	104,854	89	105	10.50	11.50
2007	68,414	82,994	69	83	10.75	11.75
2006	46,112	58,632	46	59	10.75	11.75
2005	30,092	40,892	30	41	9.75	10.75
2004	17,115	26,815	17	27	8.50	9.50
2003	6,231	13,591	6	13	8.50	9.50
2002	-	3,443	-	3	10.50	11.50
Total ESOP Preferred Stock (1)	858,759	618,382	$859	618
Unearned ESOP shares (2)			$(926)	(663)

  At December 31, 2011 and December 31, 2010, additional paid-in capital included $67 million and $45 million, respectively, related to preferred stock.
  We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.

Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock and Stock Plans (Tables) [Abstract]
Reserved, Issued and Authorized Common Stock

Number of shares
Dividend reinvestment and
common stock purchase plans	6,916,421
Director plans	921,682
Stock plans (1)	746,119,381
Convertible securities and warrants	105,014,977
Total shares reserved	858,972,461
Shares issued	5,358,522,061
Shares not reserved	2,782,505,478
Total shares authorized	9,000,000,000

  Includes employee options, restricted shares and restricted share rights, 401(k), profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit

	Year ended December 31,
(in millions)	2011	2010	2009
RSRs	$338	252	3
Performance shares	128	66	21
Stock options	63	118	221
Total stock incentive compensation
expense	$529	436	245
Related recognized tax benefit	$200	165	92

Summary of RSRs and Restricted Share Awards

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2011	23,036,722	$26.98
Granted	18,836,636	31.02
Vested	(1,426,158)	28.55
Canceled or forfeited	(1,167,071)	28.52
Nonvested at December 31, 2011	39,280,129	28.81

Summary of Performance Awards

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2011	2,564,584	$27.32
Granted	3,853,274	31.26
Canceled or forfeited	(12,893)	31.33
Nonvested at December 31, 2011	6,404,965	29.68

Stock Option Activity and Related Information

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Number	price	term (in yrs.)	(in millions)
Incentive compensation plans
Options outstanding as of December 31, 2010	306,770,791	$38.11
Granted	953,308	30.62
Canceled or forfeited	(11,457,278)	73.47
Exercised	(24,968,218)	21.28
Options outstanding as of December 31, 2011	271,298,603	38.14	4.3	$890
As of December 31, 2011:
Options exercisable and expected to be exercisable	271,298,603	38.14	4.3	890
Options exercisable	245,592,111	40.70	4.1	529

PartnerShares Plan
Options outstanding as of December 31, 2010	8,474,545	25.21
Canceled or forfeited	(137,253)	24.94
Exercised	(859,820)	24.85
Options outstanding as of December 31, 2011	7,477,472	25.25	0.2	17
As of December 31, 2011:
Options exercisable	7,477,472	25.25	0.2	17

Director awards
Options outstanding as of December 31, 2010	797,864	29.10
Granted	21,940	28.68
Canceled or forfeited	(32,412)	29.12
Exercised	(65,960)	23.90
Options outstanding as of December 31, 2011	721,432	29.56	3.6	1
As of December 31, 2011:
Options exercisable	721,432	29.56	3.6	1

Summary of weighted-average per share fair value of options granted and the assumptions used

	Year ended December 31,
	2011	2010	2009
Per share fair value of options granted	$3.78	6.11	3.29
Expected volatility	32.7%	44.3	53.9
Expected dividends	$0.32	0.20	0.33
Expected term (in years)	1.0	1.3	4.5
Risk-free interest rate	0.2%	0.6	1.8

Employee Stock Ownership Plan

	Shares outstanding
	December 31,
(in millions, except shares)	2011	2010	2009
Allocated shares (common)	131,046,406	118,901,327	110,157,999
Unreleased shares (preferred)	858,759	618,382	414,019
Unreleased shares (common)	-	-	203,755
Fair value of unreleased ESOP Preferred shares	$859	618	414
Fair value of unreleased ESOP Common shares	-	-	5

	Dividends paid
	Year ended December 31,
	2011	2010	2009
Allocated shares (common)	$60	23	45
Unreleased shares (preferred)	95	76	51

Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefits and Other Expenses (Tables) [Abstract]
Changes in the Projected Benefit Obligation of Pension Benefits and the Accumulated Benefit Obligation of Other Benefits and Fair Value of Plan Assets

	December 31,
	2011			2010
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,337	693	1,398	10,038	681	1,401
Service cost	6	1	13	5	-	13
Interest cost	520	34	71	554	37	78
Plan participants’ contributions	-	-	88	-	-	74
Actuarial loss (gain)	501	33	(105)	386	46	(5)
Benefits paid	(726)	(70)	(161)	(652)	(71)	(147)
Curtailment	(3)	-	-	-	-	-
Amendments	-	-	-	2	-	-
Liability transfer	-	-	-	-	-	(17)
Foreign exchange impact	(1)	-	-	4	-	1
Benefit obligation at end of year	10,634	691	1,304	10,337	693	1,398
Change in plan assets:
Fair value of plan assets at beginning of year	9,639	-	697	9,112	-	376
Actual return on plan assets	139	-	10	1,163	-	33
Employer contribution	10	70	6	12	71	361
Plan participants’ contributions	-	-	88	-	-	74
Benefits paid	(726)	(70)	(161)	(652)	(71)	(147)
Foreign exchange impact	(1)	-	-	4	-	-
Fair value of plan assets at end of year	9,061	-	640	9,639	-	697
Funded status at end of year	$(1,573)	(691)	(664)	(698)	(693)	(701)
Amounts recognized in the balance sheet at end of year:
Liabilities	$(1,573)	(691)	(664)	(698)	(693)	(701)

Pension Plans Information with Benefit Obligations in Excess of Plan Assets

	December 31,
(in millions)	2011	2010
Projected benefit obligation	$11,325	11,030
Accumulated benefit obligation	11,321	11,019
Fair value of plan assets	9,061	9,639

Components of Net Periodic Benefit Cost

	Year ended December 31,
	2011			2010			2009
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Service cost	$6	1	13	5	-	13	210	8	13
Interest cost	520	34	71	554	37	78	595	43	83
Expected return on plan assets	(759)	-	(41)	(717)	-	(29)	(643)	-	(29)
Amortization of net actuarial loss	86	6	-	105	3	1	194	2	3
Amortization of prior service cost	-	-	(3)	-	-	(4)	-	(1)	(3)
Settlement Loss	4	3	-	-	-	-	-	-	-
Curtailment loss (gain)	-	-	-	3	-	(4)	(32)	(33)	-
Net periodic benefit cost	(143)	44	40	(50)	40	55	324	19	67
Other changes in plan assets
and benefit obligations
recognized in other
comprehensive income:
Net actuarial loss (gain)	1,120	33	(74)	(59)	46	(9)	(346)	25	99
Amortization of net actuarial loss	(86)	(6)	-	(105)	(3)	(1)	(194)	(2)	(3)
Prior service cost	-	-	-	2	-	-	-	-	-
Amortization of prior service cost	-	-	3	-	-	4	-	1	3
Settlement	(4)	(3)	-	-	-	-	-	-	-
Curtailment	(3)	-	-	(3)	-	4	32	33	-
Net gain on amendment	-	-	-	-	-	-	-	-	(54)
Translation adjustments	(1)	-	-	-	-	-	3	-	2
Total recognized in other
comprehensive income	1,026	24	(71)	(165)	43	(2)	(505)	57	47
Total recognized in net periodic
benefit cost and other
comprehensive income	$883	68	(31)	(215)	83	53	(181)	76	114

Amounts Recognized in Accumulated Other Comprehensive Income

	December 31,
	2011			2010
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Net actuarial loss	$2,699	137	61	1,672	113	135
Net prior service credit	-	-	(27)	-	-	(30)
Net transition obligation	-	-	1	-	-	1
Translation adjustments	-	-	-	1	-	-
Total	$2,699	137	35	1,673	113	106

Weighted Average Assumptions for Determining Net Periodic Benefit Cost

	December 31,
	2011		2010		2009
	Pension	Other	Pension	Other	Pension	Other
	benefits (1)	benefits	benefits (1)	benefits	benefits (1)	benefits
Discount rate (2)	5.25%	5.25	5.75	5.75	7.42	6.75
Expected return on plan assets	8.25	6.00	8.25	8.25	8.75	8.75
Rate of compensation increase	-	-	-	-	4.0	-

(1)       Includes both qualified and nonqualified pension benefits.

(2)       Due to the freeze of the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, the discount rate for the 2009 pension benefits was the weighted average of 6.75% from January through April and 7.75% from May through December.

Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts
Year ended
December 31,
2012	$788	73	102	14
2013	768	70	105	14
2014	749	67	107	15
2015	746	63	110	10
2016	742	63	111	10
2017-2021	3,455	286	548	49

Balances of Pension Plan and Other Benefits Plan Assets Measured at Fair Value

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2011
Cash and cash equivalents	$-	432	-	432	180	33	-	213
Long duration fixed income(1)	376	2,229	1	2,606	13	74	-	87
Intermediate (core) fixed income (2)	88	380	6	474	4	60	-	64
High-yield fixed income	10	366	1	377	-	12	-	12
International fixed income	147	184	-	331	5	6	-	11
Domestic large-cap stocks (3)	1,163	600	2	1,765	39	31	-	70
Domestic mid-cap stocks	364	183	-	547	12	21	-	33
Domestic small-cap stocks (4)	281	10	-	291	9	17	-	26
International stocks (5)	570	349	1	920	19	40	-	59
Emerging market stocks	-	574	-	574	-	19	-	19
Real estate/timber (6)	102	-	355	457	3	-	12	15
Multi-strategy hedge funds (7)	-	-	251	251	-	-	8	8
Private equity	-	-	129	129	-	-	4	4
Other	-	29	46	75	1	1	23	25
Total plan investments	$3,101	5,336	792	9,229	285	314	47	646
Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(23)				(1)
Total plan assets				$9,061				640
December 31, 2010
Cash and cash equivalents	$47	488	-	535	220	34	-	254
Intermediate (core) fixed income (2)	297	1,964	10	2,271	10	109	-	119
High-yield fixed income	1	406	1	408	-	14	-	14
International fixed income	-	263	-	263	-	8	-	8
Specialty fixed income	-	95	-	95	-	3	-	3
Domestic large-cap stocks (3)	1,323	867	4	2,194	43	40	-	83
Domestic mid-cap stocks	263	129	-	392	9	20	-	29
Domestic small-cap stocks (4)	851	37	-	888	28	20	-	48
International stocks (5)	948	403	6	1,357	31	46	-	77
Emerging market stocks	-	700	-	700	-	23	-	23
Real estate/timber (6)	105	-	360	465	3	-	12	15
Multi-strategy hedge funds (7)	-	-	313	313	-	-	10	10
Private equity	-	-	112	112	-	-	4	4
Other	-	31	41	72	1	1	22	24
Total plan investments	$3,835	5,383	847	10,065	345	318	48	711
Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(281)				(9)
Total plan assets				$9,639				697

(1)       This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds. Investments in this category were made beginning in 2011.

(2)       This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)       This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across nine unique investment strategies. For December 31, 2011 and 2010, respectively, approximately 34% and 33% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.

(4)       This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)       This category includes assets diversified across eight unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)       This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(7)       This category consists of several investment strategies diversified over 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

Changes in Level Three Pension Plan and Other Benefit Plan Assets Measured at Fair Value

				Purchases,
				sales,
	Balance			issuances	Transfers	Balance
	beginning	Gains (losses)		and	into	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year
Year ended December 31, 2011
Pension plan assets
Long duration fixed income	$-	-	-	1	-	1
Intermediate (core) fixed income	10	-	1	(5)	-	6
High-yield fixed income	1	-	-	-	-	1
Domestic large-cap stocks	4	-	(1)	(1)	-	2
International stocks	6	-	(1)	(4)	-	1
Real estate/timber	360	10	22	(37)	-	355
Multi-strategy hedge funds	313	5	(3)	(64)	-	251
Private equity	112	1	16	-	-	129
Other	41	4	-	1	-	46
	$847	20	34	(109)	-	792
Other benefits plan assets
Real estate/timber	$12	-	-	-	-	12
Multi-strategy hedge funds	10	-	-	(2)	-	8
Private equity	4	-	-	-	-	4
Other	22	-	-	1	-	23
	$48	-	-	(1)	-	47
Year ended December 31, 2010
Pension plan assets
Intermediate (core) fixed income	$9	-	2	(3)	2	10
High-yield fixed income	-	-	-	1	-	1
Domestic large-cap stocks	5	-	1	(2)	-	4
International stocks	1	-	2	3	-	6
Real estate/timber	353	(6)	8	5	-	360
Multi-strategy hedge funds	339	6	12	(44)	-	313
Private equity	83	1	10	18	-	112
Other	46	9	(1)	(13)	-	41
	$836	10	34	(35)	2	847
Other benefits plan assets
Real estate/timber	$4	(7)	10	5	-	12
Multi-strategy hedge funds	5	(1)	(3)	9	-	10
Private equity	2	-	1	1	-	4
Other	21	(1)	-	2	-	22
	$32	(9)	8	17	-	48

(1)       All unrealized gains (losses) relate to instruments held at period end.

Expenses Not Otherwise Shown Separately in Financial Statements

	Year ended December 31,
(in millions)	2011	2010	2009
Outside professional services	$2,692	2,370	1,982
Contract services	1,407	1,642	1,088
Foreclosed assets	1,354	1,537	1,071
Operating losses	1,261	1,258	875
Outside data processing	935	1,046	1,027
Postage, stationery and supplies	942	944	933
Insurance	515	464	845

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) (Tables) [Abstract]
Components of income tax expense

	Year ended December 31,
(in millions)	2011	2010	2009
Current:
Federal	$3,352	1,425	(3,952)
State and local	468	548	(334)
Foreign	52	78	164
Total current	3,872	2,051	(4,122)
Deferred:
Federal	3,088	4,060	8,709
State and local	471	211	794
Foreign	14	16	(50)
Total deferred	3,573	4,287	9,453
Total	$7,445	6,338	5,331

Schedule of net deferred tax asset (liability)

	December 31,
(in millions)	2011	2010
Deferred tax assets
Allowance for loan losses	$6,955	8,157
Deferred compensation
and employee benefits	4,115	3,473
Accrued expenses	1,598	1,989
PCI loans	3,851	4,933
Basis difference in investments	2,104	2,598
Net operating loss and tax
credit carry forwards	1,701	1,514
Other	402	1,891
Total deferred tax assets	20,726	24,555
Deferred tax assets valuation allowance	(918)	(711)

Deferred tax liabilities
Mortgage servicing rights	(7,388)	(8,020)
Leasing	(4,344)	(3,703)
Mark to market, net	(4,027)	(5,161)
Intangible assets	(2,608)	(3,322)
Net unrealized gains on
securities available for sale	(2,619)	(3,243)
Other	(3,736)	(2,875)
Total deferred tax liabilities	(24,722)	(26,324)
Net deferred tax
asset (liability)	$(4,914)	(2,480)

Effective income tax expense and rate

	December 31,
	2011		2010		2009
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$8,160	35.0%	$6,545	35.0%	$6,162	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of
federal income tax benefit	730	3.1	586	3.1	468	2.7
Tax-exempt interest	(334)	(1.4)	(283)	(1.5)	(260)	(1.5)
Excludable dividends	(247)	(1.1)	(258)	(1.3)	(253)	(1.4)
Tax credits	(735)	(3.2)	(577)	(3.1)	(533)	(3.0)
Life insurance	(222)	(1.0)	(223)	(1.2)	(257)	(1.5)
Leveraged lease tax expense	272	1.2	461	2.5	400	2.3
Other (1)	(179)	(0.7)	87	0.4	(396)	(2.3)
Effective income tax expense and rate	$7,445	31.9%	$6,338	33.9%	$5,331	30.3%

(1)       Includes other deductible dividends of $(57) million for 2011, $(33) million for 2010, and $(29) million for 2009.

Change in unrecognized tax benefits

	Year ended
	December 31,
(in millions)	2011	2010
Balance at beginning of year	$5,500	4,921
Additions:
For tax positions related to the current year	279	579
For tax positions related to prior years	255	301
Reductions:
For tax positions related to prior years	(358)	(111)
Lapse of statute of limitations	(75)	(148)
Settlements with tax authorities	(596)	(42)
Balance at end of year	$5,005	5,500

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share (Tables) [Abstract]
Earning Per Common Share

		Year ended December 31,
(in millions, except per share amounts)		2011	2010	2009
Wells Fargo net income		$15,869	12,362	12,275
Less:	Preferred stock dividends and other (1)	844	730	4,285
Wells Fargo net income applicable to common stock (numerator)		$15,025	11,632	7,990
Earnings per common share
Average common shares outstanding (denominator)		5,278.1	5,226.8	4,545.2
Per share		$2.85	2.23	1.76
Diluted earnings per common share
Average common shares outstanding		5,278.1	5,226.8	4,545.2
Add:	Stock Options	24.2	28.3	17.2
	Restricted share rights	21.1	8.0	0.3
Diluted average common shares outstanding (denominator)		5,323.4	5,263.1	4,562.7
Per share		$2.82	2.21	1.75

  Includes Series J, K and L preferred stock dividends of $844 million, $737 million and $804 million for the year ended 2011, 2010 and 2009, respectively. Also includes $3.5 billion in 2009, for Series D Preferred Stock, which was redeemed in 2009. In conjunction with the redemption, we accelerated accretion of the remaining discount of $1.9 billion.

Antidilutive Warrants And Options Outstanding

	Weighted-average shares
	Year ended December 31,
(in millions)	2011	2010	2009
Options	198.8	212.1	247.2
Warrants	39.4	66.9	110.3

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Tables) [Abstract]
Components of other comprehensive income and related tax effects

	Year ended December 31,
	2011			2010			2009
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
(in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Translation adjustments	$(35)	13	(22)	71	(26)	45	118	(45)	73
Securities available for sale:
Net unrealized gains (losses)
arising during the year	(578)	359	(219)	2,611	(1,134)	1,477	15,998	(5,972)	10,026
Reclassification of (gains) losses
included in net income	(696)	262	(434)	77	(29)	48	(349)	129	(220)
Net unrealized gains (losses)
arising during the year	(1,274)	621	(653)	2,688	(1,163)	1,525	15,649	(5,843)	9,806
Derivatives and hedging activities:
Net unrealized gains
arising during the year	190	(85)	105	750	(282)	468	193	(86)	107
Reclassification of net gains on cash flow
hedges included in net income	(571)	217	(354)	(613)	234	(379)	(531)	203	(328)
Net unrealized gains (losses)
arising during the year	(381)	132	(249)	137	(48)	89	(338)	117	(221)
Defined benefit pension plans:
Net actuarial gains (losses)	(1,079)	411	(668)	20	(9)	11	222	(73)	149
Amortization of net actuarial loss and prior
service cost included in net income	99	(38)	61	104	(45)	59	184	(60)	124
Net gains (losses) arising during the year	(980)	373	(607)	124	(54)	70	406	(133)	273
Other comprehensive income	$(2,670)	1,139	(1,531)	3,020	(1,291)	1,729	15,835	(5,904)	9,931

Cumulative other comprehensive income

					Cumulative
			Derivatives	Defined	other
		Securities	and	benefit	compre-
	Translation	available	hedging	pension	hensive
(in millions)	adjustments	for sale	activities	plans	income
Balance, December 31, 2008	$(6)	(6,212)	871	(1,522)	(6,869)
Cumulative effect from change in accounting for
other-than-temporary impairment on debt securities	-	(53)	-	-	(53)
Net change	73	9,806	(221)	273	9,931
Balance, December 31, 2009	67	3,541	650	(1,249)	3,009
Net change	45	1,525	89	70	1,729
Balance, December 31, 2010	112	5,066	739	(1,179)	4,738
Net change	(22)	(653)	(249)	(607)	(1,531)
Balance, December 31, 2011	$90	4,413	490	(1,786)	3,207

Operating Segment (Tables)	12 Months Ended
Dec. 31, 2011
Operating Segment (Tables) [Abstract]
Financial Information of Operating Segment

			Wealth,
			Brokerage
	Community	Wholesale	and		Consolidated
(income/expense in millions, average balances in billions)	Banking	Banking	Retirement	Other (1)	Company
2011
Net interest income (2)	$29,580	11,714	2,855	(1,386)	42,763
Provision (reversal of provision) for credit losses	8,001	(109)	170	(163)	7,899
Noninterest income	21,124	9,952	9,333	(2,224)	38,185
Noninterest expense	29,234	11,194	9,935	(970)	49,393
Income (loss) before income tax expense (benefit)	13,469	10,581	2,083	(2,477)	23,656
Income tax expense (benefit)	4,072	3,525	789	(941)	7,445
Net income (loss) before noncontrolling interests	9,397	7,056	1,294	(1,536)	16,211
Less: Net income from noncontrolling interests	317	19	6	-	342
Net income (loss) (3)	$9,080	7,037	1,288	(1,536)	15,869

2010
Net interest income (2)	$31,885	11,474	2,707	(1,309)	44,757
Provision for credit losses	13,807	1,920	334	(308)	15,753
Noninterest income	22,604	10,951	9,023	(2,125)	40,453
Noninterest expense	30,071	11,269	9,768	(652)	50,456
Income (loss) before income tax expense (benefit)	10,611	9,236	1,628	(2,474)	19,001
Income tax expense (benefit)	3,347	3,315	616	(940)	6,338
Net income (loss) before noncontrolling interests	7,264	5,921	1,012	(1,534)	12,663
Less: Net income from noncontrolling interests	274	20	7	-	301
Net income (loss) (3)	$6,990	5,901	1,005	(1,534)	12,362

2009
Net interest income (2)	$34,795	10,222	2,407	(1,100)	46,324
Provision for credit losses	17,866	3,648	460	(306)	21,668
Noninterest income	25,651	10,411	8,358	(2,058)	42,362
Noninterest expense	29,928	10,799	9,426	(1,133)	49,020
Income (loss) before income tax expense (benefit)	12,652	6,186	879	(1,719)	17,998
Income tax expense (benefit)	3,443	2,217	324	(653)	5,331
Net income (loss) before noncontrolling interests	9,209	3,969	555	(1,066)	12,667
Less: Net income from noncontrolling interests	331	35	26	-	392
Net income (loss) (3)	$8,878	3,934	529	(1,066)	12,275

2011
Average loans	$498.1	249.1	43.0	(33.1)	757.1
Average assets	755.7	428.1	152.2	(65.7)	1,270.3
Average core deposits	556.2	202.1	130.4	(62.0)	826.7

2010
Average loans	$530.1	230.5	43.0	(33.0)	770.6
Average assets	772.4	373.8	139.3	(58.6)	1,226.9
Average core deposits	536.4	170.0	121.2	(55.6)	772.0

  Includes Wachovia integration expenses and the elimination of items that are included in both Community Banking and Wealth, Brokerage and Retirement, largely representing services and products for wealth management customers provided in Community Banking stores.
  Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.
  Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.

Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Statements (Tables) [Abstract]
Statements Of Income
Condensed Consolidating Statement of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
Year ended December 31, 2011
Dividends from subsidiaries:
Bank	$11,546	-	-	(11,546)	-
Nonbank	140	-	-	(140)	-
Interest income from loans	-	2,157	35,367	(277)	37,247
Interest income from subsidiaries	914	-	-	(914)	-
Other interest income	242	109	11,814	-	12,165
Total interest income	12,842	2,266	47,181	(12,877)	49,412
Deposits	-	-	2,275	-	2,275
Short-term borrowings	209	62	487	(678)	80
Long-term debt	2,469	552	1,470	(513)	3,978
Other interest expense	8	-	308	-	316
Total interest expense	2,686	614	4,540	(1,191)	6,649
Net interest income	10,156	1,652	42,641	(11,686)	42,763
Provision for credit losses	-	1,181	6,718	-	7,899
Net interest income after provision for credit losses	10,156	471	35,923	(11,686)	34,864
Noninterest income
Fee income – nonaffiliates	-	110	23,320	-	23,430
Other	460	187	14,739	(631)	14,755
Total noninterest income	460	297	38,059	(631)	38,185
Noninterest expense
Salaries and benefits	(60)	95	27,632	-	27,667
Other	137	652	21,568	(631)	21,726
Total noninterest expense	77	747	49,200	(631)	49,393
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	10,539	21	24,782	(11,686)	23,656
Income tax expense (benefit)	(584)	28	8,001	-	7,445
Equity in undistributed income of subsidiaries	4,746	-	-	(4,746)	-
Net income (loss) before noncontrolling interests	15,869	(7)	16,781	(16,432)	16,211
Less: Net income from noncontrolling interests	-	-	342	-	342
Parent, WFFI, Other and Wells Fargo net income (loss)	$15,869	(7)	16,439	(16,432)	15,869

Condensed Consolidating Statements of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
Year ended December 31, 2010
Dividends from subsidiaries:
Bank	$12,896	-	-	(12,896)	-
Nonbank	21	-	-	(21)	-
Interest income from loans	-	2,674	37,404	(318)	39,760
Interest income from subsidiaries	1,375	-	14	(1,389)	-
Other interest income	304	116	12,616	-	13,036
Total interest income	14,596	2,790	50,034	(14,624)	52,796
Deposits	-	-	2,832	-	2,832
Short-term borrowings	277	46	586	(817)	92
Long-term debt	2,910	963	1,905	(890)	4,888
Other interest expense	2	-	225	-	227
Total interest expense	3,189	1,009	5,548	(1,707)	8,039
Net interest income	11,407	1,781	44,486	(12,917)	44,757
Provision for credit losses	-	1,064	14,689	-	15,753
Net interest income after provision for credit losses	11,407	717	29,797	(12,917)	29,004
Noninterest income
Fee income – nonaffiliates	-	107	23,385	-	23,492
Other	363	145	17,111	(658)	16,961
Total noninterest income	363	252	40,496	(658)	40,453
Noninterest expense
Salaries and benefits	143	150	26,919	-	27,212
Other	1,192	632	22,078	(658)	23,244
Total noninterest expense	1,335	782	48,997	(658)	50,456
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	10,435	187	21,296	(12,917)	19,001
Income tax expense (benefit)	(749)	62	7,025	-	6,338
Equity in undistributed income of subsidiaries	1,178	-	-	(1,178)	-
Net income (loss) before noncontrolling interests	12,362	125	14,271	(14,095)	12,663
Less: Net income from noncontrolling interests	-	-	301	-	301
Parent, WFFI, Other and Wells Fargo net income (loss)	$12,362	125	13,970	(14,095)	12,362

Year ended December 31, 2009
Dividends from subsidiaries:
Bank	$6,974	-	-	(6,974)	-
Nonbank	528	-	-	(528)	-
Interest income from loans	-	3,467	38,140	(18)	41,589
Interest income from subsidiaries	2,126	-	-	(2,126)	-
Other interest income	424	111	14,150	-	14,685
Total interest income	10,052	3,578	52,290	(9,646)	56,274
Deposits	-	-	3,774	-	3,774
Short-term borrowings	174	38	782	(772)	222
Long-term debt	3,391	1,305	2,458	(1,372)	5,782
Other interest expense	-	-	172	-	172
Total interest expense	3,565	1,343	7,186	(2,144)	9,950
Net interest income	6,487	2,235	45,104	(7,502)	46,324
Provision for credit losses	-	1,901	19,767	-	21,668
Net interest income after provision for credit losses	6,487	334	25,337	(7,502)	24,656
Noninterest income
Fee income – nonaffiliates	-	148	22,815	-	22,963
Other	738	169	19,135	(643)	19,399
Total noninterest income	738	317	41,950	(643)	42,362
Noninterest expense
Salaries and benefits	320	129	26,018	-	26,467
Other	521	711	21,964	(643)	22,553
Total noninterest expense	841	840	47,982	(643)	49,020
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	6,384	(189)	19,305	(7,502)	17,998
Income tax expense (benefit)	(164)	(86)	5,581	-	5,331
Equity in undistributed income of subsidiaries	5,727	-	-	(5,727)	-
Net income (loss) before noncontrolling interests	12,275	(103)	13,724	(13,229)	12,667
Less: Net income from noncontrolling interests	-	1	391	-	392
Parent, WFFI, Other and Wells Fargo net income (loss)	$12,275	(104)	13,333	(13,229)	12,275

Balance Sheets
Condensed Consolidating Balance Sheets

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
December 31, 2011
Assets
Cash and cash equivalents due from:
Subsidiary banks	$19,312	211	-	(19,523)	-
Nonaffiliates	30	355	63,422	-	63,807
Securities available for sale	7,427	1,670	213,516	-	222,613
Mortgages and loans held for sale	-	-	49,695	-	49,695

Loans	6	26,735	759,794	(16,904)	769,631
Loans to subsidiaries:
Bank	3,885	-	-	(3,885)	-
Nonbank	46,987	-	-	(46,987)	-
Allowance for loan losses	-	(1,775)	(17,597)	-	(19,372)
Net loans	50,878	24,960	742,197	(67,776)	750,259
Investments in subsidiaries:
Bank	135,155	-	-	(135,155)	-
Nonbank	17,294	-	-	(17,294)	-
Other assets	7,573	1,255	219,945	(1,280)	227,493
Total assets	$237,669	28,451	1,288,775	(241,028)	1,313,867
Liabilities and equity
Deposits	$-	-	939,593	(19,523)	920,070
Short-term borrowings	759	15,503	79,682	(46,853)	49,091
Accrued expenses and other liabilities	7,052	1,603	70,290	(1,280)	77,665
Long-term debt	77,613	9,746	46,914	(8,919)	125,354
Indebtedness to subsidiaries	12,004	-	-	(12,004)	-
Total liabilities	97,428	26,852	1,136,479	(88,579)	1,172,180
Parent, WFFI, Other and Wells Fargo stockholders' equity	140,241	1,599	150,850	(152,449)	140,241
Noncontrolling interests	-	-	1,446	-	1,446
Total equity	140,241	1,599	152,296	(152,449)	141,687
Total liabilities and equity	$237,669	28,451	1,288,775	(241,028)	1,313,867

December 31, 2010
Assets
Cash and cash equivalents due from:
Subsidiary banks	$30,240	154	-	(30,394)	-
Nonaffiliates	9	212	96,460	-	96,681
Securities available for sale	2,368	2,742	167,544	-	172,654
Mortgages and loans held for sale	-	-	53,053	-	53,053

Loans	7	30,329	742,807	(15,876)	757,267
Loans to subsidiaries:
Bank	3,885	-	-	(3,885)	-
Nonbank	53,382	-	-	(53,382)	-
Allowance for loan losses	-	(1,709)	(21,313)	-	(23,022)
Net loans	57,274	28,620	721,494	(73,143)	734,245
Investments in subsidiaries:
Bank	133,867	-	-	(133,867)	-
Nonbank	14,904	-	-	(14,904)	-
Other assets	8,363	1,316	192,821	(1,005)	201,495
Total assets	$247,025	33,044	1,231,372	(253,313)	1,258,128
Liabilities and equity
Deposits	$-	-	878,336	(30,394)	847,942
Short-term borrowings	2,412	14,490	86,523	(48,024)	55,401
Accrued expenses and other liabilities	6,819	1,685	62,414	(1,005)	69,913
Long-term debt	99,745	15,240	55,476	(13,478)	156,983
Indebtedness to subsidiaries	11,641	-	-	(11,641)	-
Total liabilities	120,617	31,415	1,082,749	(104,542)	1,130,239
Parent, WFFI, Other and Wells Fargo stockholders' equity	126,408	1,618	147,153	(148,771)	126,408
Noncontrolling interests	-	11	1,470	-	1,481
Total equity	126,408	1,629	148,623	(148,771)	127,889
Total liabilities and equity	$247,025	33,044	1,231,372	(253,313)	1,258,128

Statements Of Cash Flows
Condensed Consolidating Statements of Cash Flows

	Year ended December 31,
	2011				2010
			Other				Other
			consolidating				consolidating
			subsidiaries/	Consolidated			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company	Parent	WFFI	eliminations	Company
Cash flows from operating activities:
Net cash provided (used)
by operating activities	$15,049	1,563	(2,947)	13,665	14,180	1,774	2,818	18,772
Cash flows from investing activities:
Securities available for sale:
Sales proceeds	11,459	1,946	9,657	23,062	2,441	796	5,431	8,668
Prepayments and maturities	-	294	52,324	52,618	-	229	47,690	47,919
Purchases	(16,487)	(1,086)	(103,662)	(121,235)	(119)	(1,037)	(52,310)	(53,466)
Loans:
Loans originated by banking
subsidiaries, net of principal
collected	-	(596)	(35,090)	(35,686)	-	(206)	16,075	15,869
Proceeds from sales (including
participations) of loans
originated for investment by
banking subsidiaries	-	-	6,555	6,555	-	-	6,517	6,517
Purchases (including participations)
of loans by banking
subsidiaries	-	-	(8,878)	(8,878)	-	-	(2,297)	(2,297)
Principal collected on nonbank
entities' loans	-	9,984	(202)	9,782	-	10,829	4,731	15,560
Loans originated by nonbank entities	-	(7,520)	(2)	(7,522)	-	(6,336)	(4,500)	(10,836)
Net repayments from
(advances to) subsidiaries	1,318	(81)	(1,237)	-	(5,485)	(842)	6,327	-
Capital notes and term loans
made to subsidiaries	(1,340)	-	1,340	-	-	-	-	-
Principal collected on notes/loans
made to subsidiaries	5,779	-	(5,779)	-	11,282	-	(11,282)	-
Net decrease (increase) in
investment in subsidiaries	(610)	-	610	-	1,198	-	(1,198)	-
Net cash paid for acquisitions	-	-	(353)	(353)	-	-	(36)	(36)
Other, net	230	210	46,173	46,613	15	64	(31,652)	(31,573)
Net cash provided (used)
by investing activities	349	3,151	(38,544)	(35,044)	9,332	3,497	(16,504)	(3,675)
Cash flows from financing activities:
Net change in:
Deposits	-	-	72,128	72,128	-	-	23,924	23,924
Short-term borrowings	(242)	1,013	(7,002)	(6,231)	1,860	4,118	5,330	11,308
Long-term debt:
Proceeds from issuance	7,058	513	4,116	11,687	1,789	-	1,700	3,489
Repayment	(31,198)	(6,029)	(13,328)	(50,555)	(23,281)	(9,478)	(30,558)	(63,317)
Preferred stock:
Proceeds from issuance	2,501	-	-	2,501	-	-	-	-
Cash dividends paid	(844)	-	-	(844)	(737)	-	-	(737)
Common stock warrants repurchased	(2)	-	-	(2)	(545)	-	-	(545)
Common stock:
Proceeds from issuance	1,296	-	-	1,296	1,375	-	-	1,375
Repurchased	(2,416)	-	-	(2,416)	(91)	-	-	(91)
Cash dividends paid	(2,537)	-	-	(2,537)	(1,045)	-	-	(1,045)
Excess tax benefits related to
stock option payments	79	-	-	79	98	-	-	98
Net change in noncontrolling interests:
Other	-	(11)	(320)	(331)	-	1	(593)	(592)
Net cash provided (used) by
financing activities	(26,305)	(4,514)	55,594	24,775	(20,577)	(5,359)	(197)	(26,133)
Net change in cash and
due from banks	(10,907)	200	14,103	3,396	2,935	(88)	(13,883)	(11,036)
Cash and due from banks
at beginning of year	30,249	366	(14,571)	16,044	27,314	454	(688)	27,080
Cash and due from banks
at end of year	$19,342	566	(468)	19,440	30,249	366	(14,571)	16,044

Condensed Consolidating Statement of Cash Flows

			Other
			consolidating
			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company
Year ended December 31,2009
Cash flows from operating activities:
Net cash provided by operating activities	$7,356	1,655	19,602	28,613
Cash flows from investing activities:
Securities available for sale:
Sales proceeds	1,184	925	50,929	53,038
Prepayments and maturities	-	290	38,521	38,811
Purchases	(463)	(1,667)	(93,155)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	-	(981)	53,221	52,240
Proceeds from sales (including participations) of loans
originated for investment by banking subsidiaries	-	-	6,162	6,162
Purchases (including participations) of loans by banking subsidiaries	-	-	(3,363)	(3,363)
Principal collected on nonbank entities' loans	-	11,119	3,309	14,428
Loans originated by nonbank entities	-	(5,523)	(4,438)	(9,961)
Net repayments from (advances to) subsidiaries	11,369	(138)	(11,231)	-
Capital notes and term loans made to subsidiaries	(497)	(1,000)	1,497	-
Principal collected on notes/loans made to subsidiaries	12,979	-	(12,979)	-
Net decrease (increase) in investment in subsidiaries	(1,382)	-	1,382	-
Net cash paid for acquisitions	-	-	(138)	(138)
Other, net	22,513	355	(7,015)	15,853
Net cash provided by investing activities	45,703	3,380	22,702	71,785
Cash flows from financing activities:
Net change in:
Deposits	-	-	42,473	42,473
Short-term borrowings	(19,100)	2,158	(52,166)	(69,108)
Long-term debt:
Proceeds from issuance	8,297	1,347	(1,248)	8,396
Repayment	(22,931)	(8,508)	(34,821)	(66,260)
Preferred stock:
Redeemed	(25,000)	-	-	(25,000)
Cash dividends paid	(2,178)	-	-	(2,178)
Common stock:
Proceeds from issuance	21,976	-	-	21,976
Repurchased	(220)	-	-	(220)
Cash dividends paid	(2,125)	-	-	(2,125)
Excess tax benefits related to stock option payments	18	-	-	18
Net change in noncontrolling interests:
Purchase of Prudential's noncontrolling interest	-	-	(4,500)	(4,500)
Other	-	(4)	(549)	(553)
Other, net	(140)	-	140	-
Net cash used by financing activities	(41,403)	(5,007)	(50,671)	(97,081)
Net change in cash and due from banks	11,656	28	(8,367)	3,317
Cash and due from banks at beginning of year	15,658	426	7,679	23,763
Cash and due from banks at end of year	$27,314	454	(688)	27,080

Regulatory and Agency Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory and Agency Capital Requirements (Tables) [Abstract]
Regulatory And Agency Capital Requirements

	Wells Fargo & Company		Wells Fargo Bank, N.A.		Well-	Minimum
	December 31,				capitalized	capital
(in billions, except ratios)	2011	2010	2011	2010	ratios (1)	ratios (1)
Regulatory capital:
Tier 1	$114.0	109.4	92.6	90.2
Total	148.5	147.1	117.9	117.1

Assets:
Risk-weighted	$1,005.6	980.0	923.2	895.2
Adjusted average (2)	1,262.6	1,189.5	1,115.4	1,057.7

Capital ratios:
Tier 1 capital	11.33%	11.16	10.03	10.07	6.00	4.00
Total capital	14.76	15.01	12.77	13.09	10.00	8.00
Tier 1 leverage (2)	9.03	9.19	8.30	8.52	5.00	4.00

  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
  The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.

Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Private Forward Repurchase Transaction [Member]	Dec. 31, 2011 Private Forward Repurchase Transaction [Member]
Supplemental cash flow information - Noncash activities
Transfers from trading assets to securities available for sale	$ 47	$ 0	$ 854
Transfers from (to) loans to (from) securities available for sale	2,822	3,476	(258)
Trading assets retained from securitization of MHFS	61,599	19,815	2,993
Capitalization of MSRs from sale of MHFS	4,089	4,570	6,287
Transfers from MHFS to foreclosed assets	224	262	162
Transfers from (to) loans to (from) MHFS	6,305	230	144
Transfers from (to) loans to (from) LHFS	129	1,313	(111)
Transfers from loans to foreclosed assets	9,315	8,699	7,604
Changes in consolidations of variable interest entities
Trading assets	0	155	0
Securities available for sale	7	(7,590)	0
Loans	(599)	26,117	0
Other assets	0	212	0
Short-term borrowings	0	5,127	0
Long-term debt	(628)	13,613	0
Accrued expenses and other liabilities	0	(32)	0
Net transfer from additional paid-in capital to noncontrolling interests	0	0	2,299
Decrease in noncontrolling interests due to deconsolidation of subsidiaries	0	440	0
Transfer from noncontrolling interests to long term debt	0	345	0
Consolidation of Reverse Mortgages Previously Sold [Abstract]
Loans	5,483	0	0
Long-term debt	5,425	0	0
Summary Of Significant Accounting Policies Textuals [Abstract]
Forward Contract Indexed to Issuer's Equity, Contract Amount	$ 150
Common stock repurchased, shares				6,000,000	6,000,000

Business Combinations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Pending Acquisition [Member] NumberofBusinesses	Dec. 31, 2011 C P Equity LLC, Denver, Colorado [Member]	Dec. 31, 2011 Certain assets of Foreign Currency Exchange Corp, Orlando, Florida [Member]	Dec. 31, 2011 LaCrosse Holdings, LLC, Minneapolis, Minnesota [Member]	Dec. 31, 2011 Other Acquired Companies [Member] NumberofBusinesses	Dec. 31, 2010 Other Acquired Companies [Member] NumberofBusinesses	Dec. 31, 2009 Other Acquired Companies [Member] NumberofBusinesses	Dec. 31, 2010 Certain assets of GMAC Commercial Finance, LLC, New York, New York [Member]	Dec. 31, 2009 Capital TempFunds, Fort Lauderdale, Florida [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 588	$ 470	$ 113	$ 835	$ 389	$ 46	$ 116	$ 37	$ 40	$ 39	$ 430	$ 74
Date					July 1	August 1	November 30				April 30	March 2
Various Dates								Various	Various	Various
Business Combinations (Textuals) [Abstract]
Business Acquisition, Number Completed during period				2				7	5	8

Cash, Loan and Dividend Restrictions (Details) (USD $) In Billions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Average required reserve balance on deposits		$ 7	$ 6
Per share dividend amount requiring approval	$ 0.12	$ 0.48	$ 0.2	$ 0.49
Total capital ratio required to be well capitalized	10.00%	10.00%	10.00%
Credit And Non-Credit Transactions With All Nonbank Affiliates, Maximum Percent of Bank Capital and Surplus	20.00%	20.00%
Credit and non-credit transactions with a single nonbank affiliate, maximum percent of bank capital and surplus [Member]
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Total capital ratio required to be well capitalized	10.00%	10.00%
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/ Nonbank Subsidiaries	5.7	5.7
National And State Chartered Subsidiary Banks [Member]
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/ Nonbank Subsidiaries	$ 0.6	$ 0.6

Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Federal Funds Sold, Securities Purchased Under Resale Agreements and Other Short-Term Investments
Federal funds sold and securities purchased under resale agreements	$ 24,255	$ 24,880
Interest-earning deposits	18,917	53,433
Other short-term investments	1,195	2,324
Total	$ 44,367	$ 80,637

Securities Available for Sale Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities Available For Sale (Textual) [Abstract]
Cost	$ 215,571	$ 164,329
Fair value	222,613	172,654
Gross unrealized losses	3,169	2,711
OTTI	541	692	1,094
Investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	45,405	27,477
Gross unrealized losses	1,859	1,480
Unrated Investment Grade Securities [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	6,200	1,300
Gross unrealized losses	207	83
Non-investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	8,147	7,177
Gross unrealized losses	1,301	1,230
Collateralized loan obligations [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	8,100	4,000
Fair value	8,100	4,200
Residential [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	16,997	18,294
Fair value	17,836	20,203
Gross unrealized losses	414	489
OTTI	252	175	591
Residential [Member] | Investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	2,503	888
Gross unrealized losses	39	23
OTTI	5	5	24
Residential [Member] | Non-investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	4,717	4,575
Gross unrealized losses	375	466
OTTI	247	170	567
Asset-backed Securities Collateralized by Auto Leases [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	6,700	6,200
Fair value	6,700	6,400
Asset-backed Securities Collateralized by Home Equity Loans [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	846	927
Fair value	932	1,100
Federal agencies [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	92,279	78,578
Fair value	96,754	82,037
Gross unrealized losses	10	96
Federal agencies [Member] | Securities we Intend to Sell [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value		14,500
OTTI		252
Federal agencies [Member] | Investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	3,019	8,163
Gross unrealized losses	10	96
Federal agencies [Member] | Non-investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	0	0
Gross unrealized losses	$ 0	$ 0

Securities Available For Sale, Major Categories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 215,571	$ 164,329
Gross unrealized gains	10,211	11,036
Gross unrealized losses	(3,169)	(2,711)
Securities available for sale	222,613	172,654
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	212,642	160,071
Gross unrealized gains	9,660	10,015
Gross unrealized losses	(3,106)	(2,621)
Securities available for sale	219,196	167,465
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	6,920	1,570
Gross unrealized gains	59	49
Gross unrealized losses	(11)	(15)
Securities available for sale	6,968	1,604
US States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	32,307	18,923
Gross unrealized gains	1,169	568
Gross unrealized losses	(883)	(837)
Securities available for sale	32,593	18,654
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	127,105	109,862
Gross unrealized gains	6,987	7,152
Gross unrealized losses	(1,352)	(1,220)
Securities available for sale	132,740	115,794
Federal agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	92,279	78,578
Gross unrealized gains	4,485	3,555
Gross unrealized losses	(10)	(96)
Securities available for sale	96,754	82,037
Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	16,997	18,294
Gross unrealized gains	1,253	2,398
Gross unrealized losses	(414)	(489)
Securities available for sale	17,836	20,203
Commercial [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	17,829	12,990
Gross unrealized gains	1,249	1,199
Gross unrealized losses	(928)	(635)
Securities available for sale	18,150	13,554
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	17,921	9,015
Gross unrealized gains	769	1,301
Gross unrealized losses	(286)	(37)
Securities available for sale	18,404	10,279
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	8,650	4,638
Gross unrealized gains	298	369
Gross unrealized losses	(349)	(229)
Securities available for sale	8,599	4,778
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	19,739	16,063
Gross unrealized gains	378	576
Gross unrealized losses	(225)	(283)
Securities available for sale	19,892	16,356
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,929	4,258
Gross unrealized gains	551	1,021
Gross unrealized losses	(63)	(90)
Securities available for sale	3,417	5,189
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,396	3,671
Gross unrealized gains	185	250
Gross unrealized losses	(54)	(89)
Securities available for sale	2,527	3,832
Other equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	533	587
Gross unrealized gains	366	771
Gross unrealized losses	(9)	(1)
Securities available for sale	$ 890	$ 1,357

Securities Available for Sale, Gross Unrealized Losses and Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	$ (916)	$ (553)
Less than 12 months, Fair Value	39,083	20,456
12 months or more, Gross Unrealized Losses	(2,253)	(2,158)
12 months or more, Fair Value	14,530	14,205
Total Gross Unrealized Losses	(3,169)	(2,711)
Total, Fair Value	53,613	34,661
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(894)	(512)
Less than 12 months, Fair Value	38,706	19,494
12 months or more, Gross Unrealized Losses	(2,212)	(2,109)
12 months or more, Fair Value	14,000	13,731
Total Gross Unrealized Losses	(3,106)	(2,621)
Total, Fair Value	52,706	33,225
US Treasury and Government [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(11)	(15)
Less than 12 months, Fair Value	5,473	544
12 months or more, Gross Unrealized Losses	0	0
12 months or more, Fair Value	0	0
Total Gross Unrealized Losses	(11)	(15)
Total, Fair Value	5,473	544
US States and Political Subdivisions [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(229)	(322)
Less than 12 months, Fair Value	8,501	6,242
12 months or more, Gross Unrealized Losses	(654)	(515)
12 months or more, Fair Value	4,348	2,720
Total Gross Unrealized Losses	(883)	(837)
Total, Fair Value	12,849	8,962
Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(244)	(139)
Less than 12 months, Fair Value	9,355	9,567
12 months or more, Gross Unrealized Losses	(1,108)	(1,081)
12 months or more, Fair Value	8,031	9,641
Total Gross Unrealized Losses	(1,352)	(1,220)
Total, Fair Value	17,386	19,208
Federal agencies [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(7)	(95)
Less than 12 months, Fair Value	2,392	8,103
12 months or more, Gross Unrealized Losses	(3)	(1)
12 months or more, Fair Value	627	60
Total Gross Unrealized Losses	(10)	(96)
Total, Fair Value	3,019	8,163
Residential [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(80)	(35)
Less than 12 months, Fair Value	3,780	1,023
12 months or more, Gross Unrealized Losses	(334)	(454)
12 months or more, Fair Value	3,440	4,440
Total Gross Unrealized Losses	(414)	(489)
Total, Fair Value	7,220	5,463
Commercial [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(157)	(9)
Less than 12 months, Fair Value	3,183	441
12 months or more, Gross Unrealized Losses	(771)	(626)
12 months or more, Fair Value	3,964	5,141
Total Gross Unrealized Losses	(928)	(635)
Total, Fair Value	7,147	5,582
Corporate debt securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(205)	(10)
Less than 12 months, Fair Value	8,107	477
12 months or more, Gross Unrealized Losses	(81)	(27)
12 months or more, Fair Value	167	157
Total Gross Unrealized Losses	(286)	(37)
Total, Fair Value	8,274	634
Collateralized debt obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(150)	(13)
Less than 12 months, Fair Value	4,268	679
12 months or more, Gross Unrealized Losses	(199)	(216)
12 months or more, Fair Value	613	456
Total Gross Unrealized Losses	(349)	(229)
Total, Fair Value	4,881	1,135
Other Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(55)	(13)
Less than 12 months, Fair Value	3,002	1,985
12 months or more, Gross Unrealized Losses	(170)	(270)
12 months or more, Fair Value	841	757
Total Gross Unrealized Losses	(225)	(283)
Total, Fair Value	3,843	2,742
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(22)	(41)
Less than 12 months, Fair Value	377	962
12 months or more, Gross Unrealized Losses	(41)	(49)
12 months or more, Fair Value	530	474
Total Gross Unrealized Losses	(63)	(90)
Total, Fair Value	907	1,436
Perpetual preferred securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(13)	(41)
Less than 12 months, Fair Value	316	962
12 months or more, Gross Unrealized Losses	(41)	(48)
12 months or more, Fair Value	530	467
Total Gross Unrealized Losses	(54)	(89)
Total, Fair Value	846	1,429
Other equity securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(9)	0
Less than 12 months, Fair Value	61	0
12 months or more, Gross Unrealized Losses	0	(1)
12 months or more, Fair Value	0	7
Total Gross Unrealized Losses	(9)	(1)
Total, Fair Value	$ 61	$ 7

Securities Available for Sale, Unrealized Loss Position, by Credit Rating (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	$ (3,169)	$ (2,711)
Fair value	222,613	172,654
Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,859)	(1,480)
Fair value	45,405	27,477
Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,301)	(1,230)
Fair value	8,147	7,177
Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(3,106)	(2,621)
Fair value	219,196	167,465
Debt Securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,806)	(1,399)
Fair value	44,572	26,150
Debt Securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,300)	(1,222)
Fair value	8,134	7,075
US Treasury and Government [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(11)	(15)
Fair value	6,968	1,604
US Treasury and Government [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(11)	(15)
Fair value	5,473	544
US Treasury and Government [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	0
Fair value	0	0
US States and Political Subdivisions [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(883)	(837)
Fair value	32,593	18,654
US States and Political Subdivisions [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(781)	(722)
Fair value	12,093	8,423
US States and Political Subdivisions [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(102)	(115)
Fair value	756	539
Mortgage Backed Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,352)	(1,220)
Fair value	132,740	115,794
Mortgage Backed Securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(478)	(418)
Fair value	11,795	13,730
Mortgage Backed Securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(874)	(802)
Fair value	5,591	5,478
Federal agencies [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(10)	(96)
Fair value	96,754	82,037
Federal agencies [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(10)	(96)
Fair value	3,019	8,163
Federal agencies [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	0
Fair value	0	0
Residential [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(414)	(489)
Fair value	17,836	20,203
Residential [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(39)	(23)
Fair value	2,503	888
Residential [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(375)	(466)
Fair value	4,717	4,575
Commercial [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(928)	(635)
Fair value	18,150	13,554
Commercial [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(429)	(299)
Fair value	6,273	4,679
Commercial [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(499)	(336)
Fair value	874	903
Corporate debt securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(286)	(37)
Fair value	18,404	10,279
Corporate debt securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(165)	(22)
Fair value	7,156	330
Corporate debt securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(121)	(15)
Fair value	1,118	304
Collateralized debt obligations [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(349)	(229)
Fair value	8,599	4,778
Collateralized debt obligations [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(185)	(42)
Fair value	4,597	613
Collateralized debt obligations [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(164)	(187)
Fair value	284	522
Other Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(225)	(283)
Fair value	19,892	16,356
Other Debt Securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(186)	(180)
Fair value	3,458	2,510
Other Debt Securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(39)	(103)
Fair value	385	232
Equity Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(63)	(90)
Fair value	3,417	5,189
Perpetual preferred securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(54)	(89)
Fair value	2,527	3,832
Perpetual preferred securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(53)	(81)
Fair value	833	1,327
Perpetual preferred securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1)	(8)
Fair value	$ 13	$ 102

Securities Available for Sale, Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	$ 219,196	$ 167,465
Weighted Average Yield Contractual Maturities, Total	4.12%	4.81%
Due in 1 year, Contractual Maturities	1,899	2,469
Percentage of Weighted Average Yield, Due In 1 year	3.85%	4.12%
Due in 1-5 years, Contractual Maturities	43,305	16,165
Percentage of Weighted Average Yield, Due in 1-5 Years	2.36%	3.72%
Due in 5-10 years, Contractual Maturities	19,665	15,477
Percentage of Weighted Average Yield, Due In 5-10 years	3.31%	3.63%
Due in 10 years or More, Contractual Maturities	154,327	133,354
Percentage of Weighted Average Yield, Due After 10 Years	4.72%	5.10%
US Treasury and Government [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	6,968	1,604
Weighted Average Yield Contractual Maturities, Total	0.91%	2.54%
Due in 1 year, Contractual Maturities	57	9
Percentage of Weighted Average Yield, Due In 1 year	0.48%	5.07%
Due in 1-5 years, Contractual Maturities	6,659	641
Percentage of Weighted Average Yield, Due in 1-5 Years	0.84%	1.72%
Due in 5-10 years, Contractual Maturities	194	852
Percentage of Weighted Average Yield, Due In 5-10 years	2.73%	2.94%
Due in 10 years or More, Contractual Maturities	58	102
Percentage of Weighted Average Yield, Due After 10 Years	3.81%	4.15%
US States and Political Subdivisions [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	32,593	18,654
Weighted Average Yield Contractual Maturities, Total	4.94%	5.99%
Due in 1 year, Contractual Maturities	520	322
Percentage of Weighted Average Yield, Due In 1 year	3.02%	3.83%
Due in 1-5 years, Contractual Maturities	11,679	3,210
Percentage of Weighted Average Yield, Due in 1-5 Years	2.90%	3.57%
Due in 5-10 years, Contractual Maturities	2,692	1,884
Percentage of Weighted Average Yield, Due In 5-10 years	5.31%	6.13%
Due in 10 years or More, Contractual Maturities	17,702	13,238
Percentage of Weighted Average Yield, Due After 10 Years	6.28%	6.60%
Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	132,740	115,794
Weighted Average Yield Contractual Maturities, Total	4.55%	5.05%
Due in 1 year, Contractual Maturities	1	5
Percentage of Weighted Average Yield, Due In 1 year	6.47%	6.63%
Due in 1-5 years, Contractual Maturities	442	29
Percentage of Weighted Average Yield, Due in 1-5 Years	4.02%	6.38%
Due in 5-10 years, Contractual Maturities	2,126	976
Percentage of Weighted Average Yield, Due In 5-10 years	2.72%	4.53%
Due in 10 years or More, Contractual Maturities	130,171	114,784
Percentage of Weighted Average Yield, Due After 10 Years	4.58%	5.05%
Federal agencies [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	96,754	82,037
Weighted Average Yield Contractual Maturities, Total	4.39%	5.01%
Due in 1 year, Contractual Maturities	1	5
Percentage of Weighted Average Yield, Due In 1 year	6.47%	6.63%
Due in 1-5 years, Contractual Maturities	442	28
Percentage of Weighted Average Yield, Due in 1-5 Years	4.02%	6.58%
Due in 5-10 years, Contractual Maturities	1,399	420
Percentage of Weighted Average Yield, Due In 5-10 years	3.07%	5.23%
Due in 10 years or More, Contractual Maturities	94,912	81,584
Percentage of Weighted Average Yield, Due After 10 Years	4.42%	5.00%
Residential [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	17,836	20,203
Weighted Average Yield Contractual Maturities, Total	4.51%	4.98%
Due in 1 year, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.00%
Due in 1-5 years, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due in 1-5 Years	0.00%	0.00%
Due in 5-10 years, Contractual Maturities	640	341
Percentage of Weighted Average Yield, Due In 5-10 years	1.88%	3.20%
Due in 10 years or More, Contractual Maturities	17,196	19,862
Percentage of Weighted Average Yield, Due After 10 Years	4.61%	5.01%
Commercial [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	18,150	13,554
Weighted Average Yield Contractual Maturities, Total	5.40%	5.39%
Due in 1 year, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.00%
Due in 1-5 years, Contractual Maturities	0	1
Percentage of Weighted Average Yield, Due in 1-5 Years	0.00%	1.38%
Due in 5-10 years, Contractual Maturities	87	215
Percentage of Weighted Average Yield, Due In 5-10 years	3.33%	5.28%
Due in 10 years or More, Contractual Maturities	18,063	13,338
Percentage of Weighted Average Yield, Due After 10 Years	5.41%	5.39%
Corporate debt securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	18,404	10,279
Weighted Average Yield Contractual Maturities, Total	4.64%	5.94%
Due in 1 year, Contractual Maturities	815	545
Percentage of Weighted Average Yield, Due In 1 year	5.57%	7.82%
Due in 1-5 years, Contractual Maturities	11,022	3,853
Percentage of Weighted Average Yield, Due in 1-5 Years	3.40%	6.01%
Due in 5-10 years, Contractual Maturities	4,691	4,817
Percentage of Weighted Average Yield, Due In 5-10 years	6.67%	5.62%
Due in 10 years or More, Contractual Maturities	1,876	1,064
Percentage of Weighted Average Yield, Due After 10 Years	6.38%	6.21%
Collateralized debt obligations [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	8,599	4,778
Weighted Average Yield Contractual Maturities, Total	1.10%	0.80%
Due in 1 year, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.00%
Due in 1-5 years, Contractual Maturities	540	545
Percentage of Weighted Average Yield, Due in 1-5 Years	1.61%	0.88%
Due in 5-10 years, Contractual Maturities	6,813	2,581
Percentage of Weighted Average Yield, Due In 5-10 years	1.00%	0.72%
Due in 10 years or More, Contractual Maturities	1,246	1,652
Percentage of Weighted Average Yield, Due After 10 Years	1.42%	0.90%
Other Debt Securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	19,892	16,356
Weighted Average Yield Contractual Maturities, Total	1.89%	2.53%
Due in 1 year, Contractual Maturities	506	1,588
Percentage of Weighted Average Yield, Due In 1 year	2.29%	2.89%
Due in 1-5 years, Contractual Maturities	12,963	7,887
Percentage of Weighted Average Yield, Due in 1-5 Years	1.75%	3.00%
Due in 5-10 years, Contractual Maturities	3,149	4,367
Percentage of Weighted Average Yield, Due In 5-10 years	2.04%	2.01%
Due in 10 years or More, Contractual Maturities	$ 3,274	$ 2,514
Percentage of Weighted Average Yield, Due After 10 Years	2.29%	1.72%

Securities Available for Sale, Realized Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross realized gains	$ 1,305	$ 645	$ 1,601
Gross realized losses	(70)	(32)	(160)
OTTI Write-downs	(541)	(692)	(1,094)
Net realized gains on securities available for sale	694	(79)	347
Net realized gains from principal and private equity investments	842	534	(289)
Net realized gains from debt securities and equity investments	$ 1,536	$ 455	$ 58

Securities Available for Sale, Other-Than-Temporary Impairment (OTTI), Included in Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	$ 541	$ 692	$ 1,094
Nonmarketable equity securities	170	248	573
Total OTTI write-downs included in earnings	711	940	1,667
Debt Securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	423	672	1,012
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	423	672	1,012
US States and Political Subdivisions [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	2	16	7
Residential [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	252	175	595
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	252	175	591
Commercial [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	101	120	137
Federal agencies [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	0	267	0
Corporate debt securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	3	10	69
Collateralized debt obligations [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	1	15	125
Other Debt Securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	64	69	79
Equity Securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	118	20	82
Perpetual preferred securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	96	15	50
Other equity securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	$ 22	$ 5	$ 32

Securities Available for Sale, Other-Than-Temporary Impaired Debt Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	$ 541	$ 692	$ 1,094
Total recorded directly to OCI for non-credit-related impairment	(74)	(172)	1,340
Total OTTI losses recorded on debt securities	349	500	2,352
Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	423	672	1,012
Credit-related OTTI [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	422	400	982
Other than temporary impairment on securities we intend to sell [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	1	272	30
US States and Political Subdivisions [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	(1)	(4)	3
Residential [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	252	175	591
Total recorded directly to OCI for non-credit-related impairment	(171)	(326)	1,124
Commercial [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	105	138	179
Collateralized debt obligations [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	4	54	20
Other Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	(13)	(33)	16
Corporate debt securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	$ 2	$ (1)	$ (2)

Securities Available for Sale, Credit Loss Component (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss component, beginning of period	$ 1,043	$ 1,187	$ 471
Initial credit impairments	87	122	625
Subsequent credit impairments	335	278	357
Total Additions	422	400	982
For securities sold	(160)	(263)	(255)
For securities derecognized due to changes in consolidation status of variable interst entities	(2)	(242)	0
Due to change in intent to sell or requirement to sell	0	(2)	(1)
For recoveries of previous credit impairments	(31)	(37)	(10)
Total reductions	(193)	(544)	(266)
Credit loss component, end of period	$ 1,272	$ 1,043	$ 1,187

Securities Available for Sale, Residential Mortgage-Backed Securities, Credit Loss Component (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	$ 541	$ 692	$ 1,094
Non-agency residential MBS non-investment grade [Abstract]
Expected remaining life of loan losses From	0	0.01	0
Expected remaining life of loan losses To	0.48	0.43	0.58
Credit impairment distribution [Abstract]
0 - 10% range	42.00%	52.00%	56.00%
10 - 20% range	18.00%	29.00%	27.00%
20 - 30% range	28.00%	17.00%	12.00%
Greater than 30%	12.00%	2.00%	5.00%
Weighted average	0.12	0.09	0.11
Current subordination levels [Abstract]
Current subordination levels From	0	0	0
Current subordination levels To	0.25	0.25	0.44
Current subordination levels Weighted average	0.04	0.07	0.08
Prepayment speed (annual CPR)
Prepayment speed From	0.03	0.02	0.05
Prepayment speed To	0.19	0.27	0.25
Prepayment speed Weighted average	0.11	0.14	0.11
Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	252	175	591
Investment Grade [Member] | Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	5	5	24
Non-investment Grade [Member] | Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	$ 247	$ 170	$ 567

Loans and Allowance for Credit Losses Textual (Details) (USD $)	12 Months Ended				12 Months Ended													12 Months Ended						12 Months Ended		12 Months Ended																	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Residential Mortgage [Member]	Dec. 31, 2011 California Concentration Risk [Member] Residential Mortgage [Member]	Dec. 31, 2010 California Concentration Risk [Member] Residential Mortgage [Member]	Dec. 31, 2011 Home Affordable Modification Program [Member]	Dec. 31, 2011 Second Lien Modification Program [Member]	Dec. 31, 2011 Proprietary Program [Member]	Dec. 31, 2011 Purchased Credit-Impaired Loans [Member]	Dec. 31, 2010 Purchased Credit-Impaired Loans [Member]	Dec. 31, 2011 Purchased Credit-Impaired Loans [Member] California Concentration Risk [Member] Residential Mortgage [Member]	Dec. 31, 2010 Purchased Credit-Impaired Loans [Member] California Concentration Risk [Member] Residential Mortgage [Member]	Dec. 31, 2011 Financing Receivable Accruing [Member]	Dec. 31, 2011 Financing Receivable Nonaccruing [Member]	Dec. 31, 2011 Trial modifications [Member]	Dec. 31, 2011 Commercial and Industrial Loans [Member]	Dec. 31, 2010 Commercial and Industrial Loans [Member]	Dec. 31, 2009 Commercial and Industrial Loans [Member]	Dec. 31, 2008 Commercial and Industrial Loans [Member]	Dec. 31, 2011 Commercial and Industrial Loans [Member] Purchased Credit-Impaired Loans [Member]	Dec. 31, 2010 Commercial and Industrial Loans [Member] Purchased Credit-Impaired Loans [Member]	Dec. 31, 2011 Commercial Real Estate Mortgage and Construction Loans [Member]	Dec. 31, 2011 Commercial Real Estate Mortgage and Construction Loans [Member] Criticized [Member]	Dec. 31, 2011 Lease Financing [Member]	Dec. 31, 2010 Lease Financing [Member]	Dec. 31, 2011 Total Commercial [Member]	Dec. 31, 2010 Total Commercial [Member]	Dec. 31, 2011 Total Commercial [Member] Purchased Credit-Impaired Loans [Member]	Dec. 31, 2010 Total Commercial [Member] Purchased Credit-Impaired Loans [Member]	Sep. 30, 2011 Total Commercial [Member] Impaired Financing Receivables, Not Previously Classified As Impaired [Member]	Dec. 31, 2011 Real estate 1-4 family first mortgage [Member]	Dec. 31, 2010 Real estate 1-4 family first mortgage [Member]	Dec. 31, 2011 Total Consumer [Member]	Dec. 31, 2010 Total Consumer [Member]	Dec. 31, 2011 Total Consumer [Member] Financing Receivable Accruing [Member]	Dec. 31, 2010 Total Consumer [Member] Financing Receivable Accruing [Member]	Dec. 31, 2011 Mortgages held for sale [Member]	Dec. 31, 2010 Mortgages held for sale [Member]	Dec. 31, 2011 Loans held for sale [Member]	Dec. 31, 2010 Loans held for sale [Member]	Dec. 31, 2011 FHA Insured/VA Guaranteed [Member]	Dec. 31, 2010 FHA Insured/VA Guaranteed [Member]	Dec. 31, 2011 FHA Insured, VA Or FFELP Guaranteed [Member]	Dec. 31, 2010 FHA Insured, VA Or FFELP Guaranteed [Member]	Dec. 31, 2011 Interest Only Loans [Member] Residential Mortgage [Member]	Dec. 31, 2010 Interest Only Loans [Member] Residential Mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unearned income, net deferred loan fees and unamortized discount and premium	$ 9,300,000,000	$ 11,300,000,000
Financing Receivable, Certain Purchases Net of Certain Transfers to Held for Sale																																											10,400,000,000	7,000,000,000
Allowances related to adoption of Consolidation Accounting Guidance		693,000,000
Allowance for loan losses and credit losses	231,000,000	298,000,000	333,000,000	0														165,000,000	266,000,000	330,000,000	0
Loans, excluding Purchased Credit Impaired Loans																									29,300,000,000
Previously sold reverse mortgages consolidated during period, ending balance	5,600,000,000
90 days past due but still accruing	22,569,000,000	18,488,000,000									8,700,000,000	11,600,000,000										18,000,000	84,000,000							885,000,000	2,111,000,000				11,500,000,000	13,000,000,000	1,500,000,000	2,000,000,000					19,240,000,000	14,733,000,000	20,500,000,000	15,800,000,000
Financing Receivables equal to or greater than 180 days past due, Percentage of Portfolio																																	3.30%	3.40%
Financing Receivable, Recorded Investment, Nonaccrual Status	21,304,000,000	26,242,000,000																2,142,000,000	3,213,000,000						6,000,000,000	53,000,000	108,000,000	8,217,000,000	11,351,000,000				10,913,000,000	12,289,000,000	13,087,000,000	14,891,000,000			301,000,000	426,000,000	25,000,000	3,000,000
Total unfunded loan commitments on troubled debt restructurings	3,800,000,000	1,200,000,000																1,800,000,000	345,000,000
Impaired Financing Receivable, Recorded Investment	28,010,000,000	25,738,000,000						421,000,000	46,000,000	184,000,000							651,000,000	3,072,000,000	3,600,000,000							68,000,000	91,000,000	10,566,000,000	11,731,000,000			685,000,000	14,486,000,000	11,603,000,000	17,444,000,000	14,007,000,000
Impaired Financing Receivable, Related Allowance	6,678,000,000	6,202,000,000																501,000,000	607,000,000							21,000,000	34,000,000	2,133,000,000	2,479,000,000			54,000,000	3,380,000,000	2,754,000,000	4,545,000,000	3,723,000,000
Recorded Investments on Trial Payment Programs															310,000,000	341,000,000
Financing Receivable Modifications, Principa lForgiven	$ 577,000,000
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans						13.00%	14.00%						3.00%	3.00%																																	21.00%	25.00%
Concentration Risk, Geographic					These loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 3% of total loans.
Concentration Risk, Additional Characteristic	California
Concentration Risk, Other Risk																		At December 31, 2011 and 2010, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.						At December 31, 2011 and 2010, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.		At December 31, 2011 and 2010, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.

Loans and Allowance for Credit Losses, Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 769,631	$ 757,267	$ 782,770	$ 864,830	$ 382,195
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	167,216	151,284	158,352	202,469	90,468
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	105,975	99,435	97,527	94,923	36,747
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,382	25,333	36,978	42,861	18,854
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,117	13,094	14,210	15,829	6,772
Foreign Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,760	32,912	29,398	33,882	7,441
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	345,450	322,058	336,465	389,964	160,282
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	85,991	96,149	103,708	110,164	75,565
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	86,460	86,565	89,058	93,253	56,171
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 424,181	$ 435,209	$ 446,305	$ 474,866	$ 221,913

Loans and Allowance for Credit Losses, Significant Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 7,362	$ 2,297
Sales	(5,723)	(6,483)
Transfers from/(to) loans/mortgages held for sale	(239)	(1,543)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	7,078	2,135
Sales	(4,705)	(5,930)
Transfers from/(to) loans/mortgages held for sale	(164)	(1,461)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	284	162
Sales	(1,018)	(553)
Transfers from/(to) loans/mortgages held for sale	$ (75)	$ (82)

Loans and Allowance for Credit Losses, Commitments to Lend (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 395,030	$ 379,673
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	201,061	185,947
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	5,419	4,596
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	7,347	5,698
Foreign Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	6,083	7,775
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	219,910	204,016
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	37,185	36,562
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	55,207	58,618
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	65,111	62,019
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	17,617	18,458
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 175,120	$ 175,657

Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 23,463	$ 25,031	$ 21,711	$ 5,518	$ 3,964
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Interest income on certain impaired loans (1)	(332)	(266)	0	0	0
Loan charge-offs	(13,615)	(20,100)	(19,825)	(8,777)	(4,449)
Loan recoveries	2,316	2,347	1,657	938	910
Net loan charge-offs	(11,299)	(17,753)	(18,168)	(7,839)	(3,539)
Allowances related to business combinations/other	(63)	698	(180)	8,053	154
Allowance for credit losses, ending balance	19,668	23,463	25,031	21,711	5,518
Components: Allowance for loan losses	19,372	23,022	24,516	21,013	5,307
Components: Reserve for unfunded credit commitments	296	441	515	698	211
Components: Allowance for credit losses	19,668	23,463	25,031	21,711	5,518
Net loan charge-offs as a percentage of average total loans	1.49%	2.30%	2.21%	1.97%	1.03%
Allowance for loan losses as a percentage of total loans	2.52%	3.04%	3.13%	2.43%	1.39%
Allowance for credit losses as a percentage of total loans	2.56%	3.10%	3.20%	2.51%	1.44%
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,598)	(2,775)	(3,365)	(1,653)	(629)
Loan recoveries	419	427	254	114	119
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(636)	(1,151)	(670)	(29)	(6)
Loan recoveries	143	68	33	5	8
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(351)	(1,189)	(1,063)	(178)	(14)
Loan recoveries	146	110	16	3	2
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(38)	(120)	(229)	(65)	(33)
Loan recoveries	24	20	20	13	17
Foreign Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(173)	(198)	(237)	(245)	(265)
Loan recoveries	45	53	40	49	65
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	8,169	8,141
Provision for credit losses	365	4,913
Interest income on certain impaired loans (1)	(161)	(139)
Loan charge-offs	(2,796)	(5,433)	(5,564)	(2,170)	(947)
Loan recoveries	777	678	363	184	211
Net loan charge-offs	(2,019)	(4,755)
Allowances related to business combinations/other	4	9
Allowance for credit losses, ending balance	6,358	8,169	8,141
Components: Allowance for credit losses	6,358	8,169	8,141
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(3,883)	(4,900)	(3,318)	(540)	(109)
Loan recoveries	405	522	185	37	22
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(3,763)	(4,934)	(4,812)	(2,204)	(648)
Loan recoveries	218	211	174	89	53
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,449)	(2,396)	(2,708)	(1,563)	(832)
Loan recoveries	251	218	180	147	120
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,724)	(2,437)	(3,423)	(2,300)	(1,913)
Loan recoveries	665	718	755	481	504
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	15,294	16,890
Provision for credit losses	7,534	10,840
Interest income on certain impaired loans (1)	(171)	(127)
Loan charge-offs	(10,819)	(14,667)	(14,261)	(6,607)	(3,502)
Loan recoveries	1,539	1,669	1,294	754	699
Net loan charge-offs	(9,280)	(12,998)
Allowances related to business combinations/other	(67)	689
Allowance for credit losses, ending balance	13,310	15,294	16,890
Components: Allowance for credit losses	$ 13,310	$ 15,294	$ 16,890

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 23,463	$ 25,031	$ 21,711	$ 5,518	$ 3,964
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Interest income on certain impaired loans (1)	(332)	(266)	0	0	0
Loan charge-offs	(13,615)	(20,100)	(19,825)	(8,777)	(4,449)
Loan recoveries	2,316	2,347	1,657	938	910
Net loan charge-offs	(11,299)	(17,753)	(18,168)	(7,839)	(3,539)
Allowances related to business combinations/other	(63)	698	(180)	8,053	154
Allowance for credit losses, ending balance	19,668	23,463	25,031	21,711	5,518
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	8,169	8,141
Provision for credit losses	365	4,913
Interest income on certain impaired loans (1)	(161)	(139)
Loan charge-offs	(2,796)	(5,433)	(5,564)	(2,170)	(947)
Loan recoveries	777	678	363	184	211
Net loan charge-offs	(2,019)	(4,755)
Allowances related to business combinations/other	4	9
Allowance for credit losses, ending balance	6,358	8,169	8,141
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	15,294	16,890
Provision for credit losses	7,534	10,840
Interest income on certain impaired loans (1)	(171)	(127)
Loan charge-offs	(10,819)	(14,667)	(14,261)	(6,607)	(3,502)
Loan recoveries	1,539	1,669	1,294	754	699
Net loan charge-offs	(9,280)	(12,998)
Allowances related to business combinations/other	(67)	689
Allowance for credit losses, ending balance	$ 13,310	$ 15,294	$ 16,890

Loans and Allowance for Credit Losses, by Credit Impairment Methodology (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 12,759	$ 16,963
Allowance for Credit Losses, Individually evaluated	6,678	6,202
Allowance for Credit Losses, Purchased Credit-Impaired	231	298
Total allowance for credit losses	19,668	23,463	25,031	21,711	5,518	3,964
Financing Receivable, Collectively evaluated	704,902	690,099
Financing Receivable, Individually evaluated	28,010	25,738
Purchased Credit Impaired Loans	36,719	41,430	51,705	58,797
Loans	769,631	757,267	782,770	864,830	382,195
Total Commercial [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	4,060	5,424
Allowance for Credit Losses, Individually evaluated	2,133	2,479
Allowance for Credit Losses, Purchased Credit-Impaired	165	266
Total allowance for credit losses	6,358	8,169	8,141
Financing Receivable, Collectively evaluated	328,117	302,392
Financing Receivable, Individually evaluated	10,566	11,731
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Loans	345,450	322,058	336,465	389,964	160,282
Total Consumer [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	8,699	11,539
Allowance for Credit Losses, Individually evaluated	4,545	3,723
Allowance for Credit Losses, Purchased Credit-Impaired	66	32
Total allowance for credit losses	13,310	15,294	16,890
Financing Receivable, Collectively evaluated	376,785	387,707
Financing Receivable, Individually evaluated	17,444	14,007
Purchased Credit Impaired Loans	29,952	33,495	38,717	40,093
Loans	$ 424,181	$ 435,209	$ 446,305	$ 474,866	$ 221,913

Loans and Allowance for Credit Losses, by Credit Quality Indicator (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	769,631	757,267	782,770	864,830	382,195
Commercial and Industrial Loans [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	399	718	1,911	4,580
Loans	167,216	151,284	158,352	202,469	90,468
Commercial Real Estate Mortgage [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	3,270	2,855	4,137	5,803
Loans	105,975	99,435	97,527	94,923	36,747
Commercial Real Estate Construction [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	1,745	2,949	5,207	6,462
Loans	19,382	25,333	36,978	42,861	18,854
Lease Financing [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	0	0
Loans	13,117	13,094	14,210	15,829	6,772
Foreign Loans [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	1,353	1,413	1,733	1,859
Loans	39,760	32,912	29,398	33,882	7,441
Total Commercial [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Loans	345,450	322,058	336,465	389,964	160,282
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	166,817	150,566
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	144,980	126,058
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	21,837	24,508
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	102,705	96,580
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	80,215	70,597
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	22,490	25,983
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	17,637	22,384
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	10,865	11,256
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	6,772	11,128
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	13,117	13,094
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,455	12,411
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	662	683
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	38,407	31,499
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	36,567	30,341
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	1,840	1,158
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	338,683	314,123
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	285,082	250,663
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	$ 53,601	$ 63,460

Loans and Allowance for Credit Losses, by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Recorded Investment, Aging [Abstract]
90+ DPD and accruing	$ 22,569	$ 18,488
Nonaccrual loans	21,304	26,242
Purchased Credit Impaired Loans	36,719	41,430	51,705	58,797
Loans	769,631	757,267	782,770	864,830	382,195
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	2,142	3,213
Purchased Credit Impaired Loans	399	718	1,911	4,580
Loans	167,216	151,284	158,352	202,469	90,468
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	4,085	5,227
Purchased Credit Impaired Loans	3,270	2,855	4,137	5,803
Loans	105,975	99,435	97,527	94,923	36,747
Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	1,890	2,676
Purchased Credit Impaired Loans	1,745	2,949	5,207	6,462
Loans	19,382	25,333	36,978	42,861	18,854
Lease Financing [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	53	108
Purchased Credit Impaired Loans	0	0
Loans	13,117	13,094	14,210	15,829	6,772
Foreign Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	47	127
Purchased Credit Impaired Loans	1,353	1,413	1,733	1,859
Loans	39,760	32,912	29,398	33,882	7,441
Total Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	8,217	11,351
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Loans	345,450	322,058	336,465	389,964	160,282
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	163,583	146,135
30-89 DPD and still accruing	939	910
90+ DPD and accruing	153	308
Nonaccrual loans	2,142	3,213
Loans, excluding Purchased Credit Impaired Loans	166,817	150,566
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	97,410	90,233
30-89 DPD and still accruing	954	1,016
90+ DPD and accruing	256	104
Nonaccrual loans	4,085	5,227
Loans, excluding Purchased Credit Impaired Loans	102,705	96,580
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	15,471	19,005
30-89 DPD and still accruing	187	510
90+ DPD and accruing	89	193
Nonaccrual loans	1,890	2,676
Loans, excluding Purchased Credit Impaired Loans	17,637	22,384
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Lease Financing [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	12,934	12,927
30-89 DPD and still accruing	130	59
90+ DPD and accruing	0	0
Nonaccrual loans	53	108
Loans, excluding Purchased Credit Impaired Loans	13,117	13,094
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Foreign Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	38,122	31,350
30-89 DPD and still accruing	232	0
90+ DPD and accruing	6	22
Nonaccrual loans	47	127
Loans, excluding Purchased Credit Impaired Loans	38,407	31,499
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	327,520	299,650
30-89 DPD and still accruing	2,442	2,495
90+ DPD and accruing	504	627
Nonaccrual loans	8,217	11,351
Loans, excluding Purchased Credit Impaired Loans	$ 338,683	$ 314,123

Loans and Allowance for Credit Losses, by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	769,631	757,267	782,770	864,830	382,195
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Loans	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Loans	85,991	96,149	103,708	110,164	75,565
Credit Card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0
Loans	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0	0	151
Loans	86,460	86,565	89,058	93,253	56,171
Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495	38,717	40,093
Loans	424,181	435,209	446,305	474,866	221,913
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	156,985	164,558
30-59 DPD	4,075	4,516
60-89 DPD	2,012	2,173
90-119 DPD	1,152	1,399
120-179 DPD	1,704	2,080
180+ DPD	6,665	6,750
Government insured/guaranteed loans	26,555	15,514
Loans, excluding Purchased Credit Impaired Loans	199,148	196,990
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	83,033	92,512
30-59 DPD	786	917
60-89 DPD	501	608
90-119 DPD	382	476
120-179 DPD	537	764
180+ DPD	546	622
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	85,785	95,899
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	22,125	21,276
30-59 DPD	211	262
60-89 DPD	154	207
90-119 DPD	135	190
120-179 DPD	211	324
180+ DPD	0	1
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	22,836	22,260
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	69,712	67,129
30-59 DPD	963	1,261
60-89 DPD	275	376
90-119 DPD	127	171
120-179 DPD	33	58
180+ DPD	4	117
Government insured/guaranteed loans	15,346	17,453
Loans, excluding Purchased Credit Impaired Loans	86,460	86,565
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	331,855	345,475
30-59 DPD	6,035	6,956
60-89 DPD	2,942	3,364
90-119 DPD	1,796	2,236
120-179 DPD	2,485	3,226
180+ DPD	7,215	7,490
Government insured/guaranteed loans	41,901	32,967
Loans, excluding Purchased Credit Impaired Loans	$ 394,229	$ 401,714

Loans and Allowance for Credit Losses, by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	769,631	757,267	782,770	864,830	382,195
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Loans	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Loans	85,991	96,149	103,708	110,164	75,565
Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0
Loans	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0	0	151
Loans	86,460	86,565	89,058	93,253	56,171
Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495	38,717	40,093
Loans	424,181	435,209	446,305	474,866	221,913
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	21,604	26,013
600-639	10,978	11,105
640-679	15,563	16,202
680-719	23,622	25,549
720-759	27,417	29,443
760-799	47,337	47,250
Greater than 800	21,381	19,719
No FICO available	4,691	6,195
FICO not required	0	0
Financing Receivable, Government Issued or Guaranteed	26,555	15,514
Loans, excluding Purchased Credit Impaired Loans	199,148	196,990
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	7,428	9,126
600-639	4,086	4,457
640-679	7,187	7,678
680-719	12,497	13,759
720-759	17,574	20,334
760-799	24,979	27,222
Greater than 800	10,247	10,607
No FICO available	1,787	2,716
FICO not required	0	0
Financing Receivable, Government Issued or Guaranteed	0	0
Loans, excluding Purchased Credit Impaired Loans	85,785	95,899
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	2,323	2,872
600-639	1,787	1,826
640-679	3,383	3,305
680-719	4,697	4,522
720-759	4,760	4,441
760-799	3,517	3,215
Greater than 800	1,969	1,794
No FICO available	400	285
FICO not required	0	0
Financing Receivable, Government Issued or Guaranteed	0	0
Loans, excluding Purchased Credit Impaired Loans	22,836	22,260
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	8,921	10,806
600-639	6,222	5,965
640-679	9,350	8,344
680-719	10,465	9,480
720-759	9,936	8,808
760-799	11,163	9,357
Greater than 800	5,674	4,692
No FICO available	4,393	7,528
FICO not required	4,990	4,132
Financing Receivable, Government Issued or Guaranteed	15,346	17,453
Loans, excluding Purchased Credit Impaired Loans	86,460	86,565
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	40,276	48,817
600-639	23,073	23,353
640-679	35,483	35,529
680-719	51,281	53,310
720-759	59,687	63,026
760-799	86,996	87,044
Greater than 800	39,271	36,812
No FICO available	11,271	16,724
FICO not required	4,990	4,132
Financing Receivable, Government Issued or Guaranteed	41,901	32,967
Loans, excluding Purchased Credit Impaired Loans	$ 394,229	$ 401,714

Loans and Allowance for Credit Losses, by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	769,631	757,267	782,770	864,830	382,195
Residential Mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Loans	314,885	326,384
Residential Mortgage [Member] | Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	59,170	62,622
60.01-80%	62,553	60,286
80.01-100%	57,054	63,752
100.01-120%	36,945	42,034
Greater than 120%	37,234	42,871
No LTV/CLTV Available	5,422	5,810
Government insured/guaranteed loans	26,555	15,514
Loans, excluding Purchased Credit Impaired Loans	284,933	292,889
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Loans	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family first mortgage [Member] | Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	46,476	47,808
60.01-80%	46,831	42,542
80.01-100%	36,764	39,497
100.01-120%	21,116	24,147
Greater than 120%	18,608	24,243
No LTV/CLTV Available	2,798	3,239
Government insured/guaranteed loans	26,555	15,514
Loans, excluding Purchased Credit Impaired Loans	199,148	196,990
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Loans	85,991	96,149	103,708	110,164	75,565
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	12,694	14,814
60.01-80%	15,722	17,744
80.01-100%	20,290	24,255
100.01-120%	15,829	17,887
Greater than 120%	18,626	18,628
No LTV/CLTV Available	2,624	2,571
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	$ 85,785	$ 95,899

Loans and Allowance for Credit Losses, Nonaccrual (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 21,304	$ 26,242
Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	2,142	3,213
Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	4,085	5,227
Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,890	2,676
Lease Financing [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	53	108
Foreign Loans [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	47	127
Total Commercial [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	8,217	11,351
Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	10,913	12,289
Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,975	2,302
Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	199	300
Total Consumer [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 13,087	$ 14,891

Loans and Allowance for Credit Losses, 90 Days Past Due but Still Accruing (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	$ 22,569	$ 18,488
FHA Insured/VA Guaranteed [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	19,240	14,733
Student Loans under FFELP [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	1,281	1,106
Total Consumer [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	11,500	13,000
Total, not government insured/guaranteed
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	2,048	2,649
Total, not government insured/guaranteed | Commercial and Industrial Loans [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	153	308
Total, not government insured/guaranteed | Commercial Real Estate Mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	256	104
Total, not government insured/guaranteed | Commercial Real Estate Construction [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	89	193
Total, not government insured/guaranteed | Foreign Loans [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	6	22
Total, not government insured/guaranteed | Total Commercial [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	504	627
Total, not government insured/guaranteed | Real estate 1-4 family first mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	781	941
Total, not government insured/guaranteed | Real estate 1-4 family junior lien mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	279	366
Total, not government insured/guaranteed | Credit Card [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	346	516
Total, not government insured/guaranteed | Other revolving credit and installment [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	138	199
Total, not government insured/guaranteed | Total Consumer [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	$ 1,544	$ 2,022

Loans and Allowance for Credit Losses, Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	$ 39,332	$ 36,041
Impaired Financing Receivable, Recorded Investment	28,010	25,738
Impaired Financing Receivable, Related Allowance	6,678	6,202
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	7,191	8,190
Impaired Financing Receivable, Recorded Investment	3,072	3,600
Impaired Financing Receivable, Related Allowance	501	607
Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	7,490	7,439
Impaired Financing Receivable, Recorded Investment	5,114	5,239
Impaired Financing Receivable, Related Allowance	1,133	1,282
Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	4,733	4,676
Impaired Financing Receivable, Recorded Investment	2,281	2,786
Impaired Financing Receivable, Related Allowance	470	548
Lease Financing [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	127	149
Impaired Financing Receivable, Recorded Investment	68	91
Impaired Financing Receivable, Related Allowance	21	34
Foreign Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	185	215
Impaired Financing Receivable, Recorded Investment	31	15
Impaired Financing Receivable, Related Allowance	8	8
Total Commercial [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	19,726	20,669
Impaired Financing Receivable, Recorded Investment	10,566	11,731
Impaired Financing Receivable, Related Allowance	2,133	2,479
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	16,494	12,834
Impaired Financing Receivable, Recorded Investment	14,486	11,603
Impaired Financing Receivable, Related Allowance	3,380	2,754
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	2,232	1,759
Impaired Financing Receivable, Recorded Investment	2,079	1,626
Impaired Financing Receivable, Related Allowance	784	578
Credit Card [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	593	548
Impaired Financing Receivable, Recorded Investment	593	548
Impaired Financing Receivable, Related Allowance	339	333
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	287	231
Impaired Financing Receivable, Recorded Investment	286	230
Impaired Financing Receivable, Related Allowance	42	58
Total Consumer [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	19,606	15,372
Impaired Financing Receivable, Recorded Investment	17,444	14,007
Impaired Financing Receivable, Related Allowance	4,545	3,723
Impaired Financing Receivable With Related Allowances [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	26,890	25,338
Impaired Financing Receivable With Related Allowances [Member] | Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	3,018	3,276
Impaired Financing Receivable With Related Allowances [Member] | Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	4,637	5,163
Impaired Financing Receivable With Related Allowances [Member] | Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	2,281	2,786
Impaired Financing Receivable With Related Allowances [Member] | Lease Financing [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	68	91
Impaired Financing Receivable With Related Allowances [Member] | Foreign Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	31	15
Impaired Financing Receivable With Related Allowances [Member] | Total Commercial [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	10,035	11,331
Impaired Financing Receivable With Related Allowances [Member] | Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	13,909	11,603
Impaired Financing Receivable With Related Allowances [Member] | Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	2,079	1,626
Impaired Financing Receivable With Related Allowances [Member] | Credit Card [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	593	548
Impaired Financing Receivable With Related Allowances [Member] | Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	274	230
Impaired Financing Receivable With Related Allowances [Member] | Total Consumer [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	$ 16,855	$ 14,007

Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	$ 27,598	$ 23,268	$ 10,557
Recognized interest income	1,079	698	232
Interest Income On Impaired Loans [Abstract]
Interest income, cash basis of accounting	180	250	130
Interest income, other	899	448	102
Interest income, Total	1,079	698	232
Commercial and Industrial Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	3,282	4,098
Recognized interest income	105	64
Interest Income On Impaired Loans [Abstract]
Interest income, Total	105	64
Commercial Real Estate Mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	5,308	4,598
Recognized interest income	80	41
Interest Income On Impaired Loans [Abstract]
Interest income, Total	80	41
Commercial Real Estate Construction [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	2,481	3,203
Recognized interest income	70	28
Interest Income On Impaired Loans [Abstract]
Interest income, Total	70	28
Lease Financing [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	80	166
Recognized interest income	0	0
Interest Income On Impaired Loans [Abstract]
Interest income, Total	0	0
Foreign Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	29	47
Recognized interest income	0	0
Interest Income On Impaired Loans [Abstract]
Interest income, Total	0	0
Total Commercial [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	11,180	12,112
Recognized interest income	255	133
Interest Income On Impaired Loans [Abstract]
Interest income, Total	255	133
Real estate 1-4 family first mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	13,592	9,221
Recognized interest income	700	494
Interest Income On Impaired Loans [Abstract]
Interest income, Total	700	494
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	1,962	1,443
Recognized interest income	76	55
Interest Income On Impaired Loans [Abstract]
Interest income, Total	76	55
Credit Card [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	594	360
Recognized interest income	21	13
Interest Income On Impaired Loans [Abstract]
Interest income, Total	21	13
Other revolving credit and installment [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	270	132
Recognized interest income	27	3
Interest Income On Impaired Loans [Abstract]
Interest income, Total	27	3
Total Consumer [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	16,418	11,156
Recognized interest income	824	565
Interest Income On Impaired Loans [Abstract]
Interest income, Total	$ 824	$ 565

Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Primary Modification Type [Abstract]
Principal	$ 2,109
Interest rate reduction	3,246
Other interest rate concessions	6,595
Total	11,950
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	481
Weighted average interest rate reduction	3.82%
Recorded investment related to interest rate reduction	4,771
Commercial and Industrial Loans [Member]
Primary Modification Type [Abstract]
Principal	166
Interest rate reduction	64
Other interest rate concessions	2,412
Total	2,642
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	84
Weighted average interest rate reduction	3.13%
Recorded investment related to interest rate reduction	69
Commercial Real Estate Mortgage [Member]
Primary Modification Type [Abstract]
Principal	113
Interest rate reduction	146
Other interest rate concessions	1,894
Total	2,153
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	24
Weighted average interest rate reduction	1.46%
Recorded investment related to interest rate reduction	160
Commercial Real Estate Construction [Member]
Primary Modification Type [Abstract]
Principal	29
Interest rate reduction	114
Other interest rate concessions	421
Total	564
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	26
Weighted average interest rate reduction	0.81%
Recorded investment related to interest rate reduction	125
Lease Financing [Member]
Primary Modification Type [Abstract]
Principal	0
Interest rate reduction	0
Other interest rate concessions	57
Total	57
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0
Weighted average interest rate reduction	0.00%
Recorded investment related to interest rate reduction	0
Foreign Loans [Member]
Primary Modification Type [Abstract]
Principal	0
Interest rate reduction	0
Other interest rate concessions	22
Total	22
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0
Weighted average interest rate reduction	0.00%
Recorded investment related to interest rate reduction	0
Total Commercial [Member]
Primary Modification Type [Abstract]
Principal	308
Interest rate reduction	324
Other interest rate concessions	4,806
Total	5,438
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	134
Weighted average interest rate reduction	1.55%
Recorded investment related to interest rate reduction	354
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Principal	1,629
Interest rate reduction	1,908
Other interest rate concessions	934
Total	4,471
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	293
Weighted average interest rate reduction	3.27%
Recorded investment related to interest rate reduction	3,322
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Principal	98
Interest rate reduction	559
Other interest rate concessions	197
Total	854
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	28
Weighted average interest rate reduction	4.34%
Recorded investment related to interest rate reduction	654
Credit Card [Member]
Primary Modification Type [Abstract]
Principal	0
Interest rate reduction	336
Other interest rate concessions	0
Total	336
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	2
Weighted average interest rate reduction	10.77%
Recorded investment related to interest rate reduction	260
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Principal	74
Interest rate reduction	119
Other interest rate concessions	7
Total	200
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	24
Weighted average interest rate reduction	6.36%
Recorded investment related to interest rate reduction	181
Trial modifications [Member]
Primary Modification Type [Abstract]
Principal	0
Interest rate reduction	0
Other interest rate concessions	651
Total	651
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0
Weighted average interest rate reduction	0.00%
Recorded investment related to interest rate reduction	0
Total Consumer [Member]
Primary Modification Type [Abstract]
Principal	1,801
Interest rate reduction	2,922
Other interest rate concessions	1,789
Total	6,512
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	347
Weighted average interest rate reduction	4.00%
Recorded investment related to interest rate reduction	$ 4,417

Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 2,134
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	216
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	331
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	69
Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1
Foreign Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1
Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	618
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1,110
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	137
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	156
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	113
Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 1,516

Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Total PCI loans (unpaid principal balance)	55,312	64,331	83,615	98,182
Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	399	718	1,911	4,580
Commercial Real Estate Mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	3,270	2,855	4,137	5,803
Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	1,745	2,949	5,207	6,462
Foreign Loans [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	1,353	1,413	1,733	1,859
Total Commercial [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	6,767	7,935	12,988	18,704
Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Other revolving credit and installment [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0	0	151
Total Consumer [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 29,952	$ 33,495	$ 38,717	$ 40,093

Loans and Allowance for Credit Losses, PCI, Accretable Yield (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in accretable yield related to PCI loans [Abstract]
Total, beginning of year	$ 16,714	$ 14,559	$ 10,447
Addition of accretable yield due to acquisitions	128	0	0
Accretion into interest income	(2,206)	(2,392)	(2,601)
Accretion into noninterest income due to sales	(189)	(43)	(5)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	373	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference	1,141	1,191	6,277
Total, end of year	$ 15,961	$ 16,714	$ 14,559

Loans and Allowance for Credit Losses, PCI, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in allowance for PCI loan losses [Abstract]
Beginning Balance	$ 298	$ 333	$ 0
Provision for losses due to credit deterioration	160	771	853
Charge-offs	(227)	(806)	(520)
Ending Balance	231	298	333
Commercial and Industrial Loans [Member]
Changes in allowance for PCI loan losses [Abstract]
Beginning Balance	266	330	0
Provision for losses due to credit deterioration	106	712	850
Charge-offs	(207)	(776)	(520)
Ending Balance	165	266	330
Pick-a-pay [Member]
Changes in allowance for PCI loan losses [Abstract]
Beginning Balance	0	0	0
Provision for losses due to credit deterioration	0	0	0
Charge-offs	0	0	0
Ending Balance	0	0	0
Other Consumer [Member]
Changes in allowance for PCI loan losses [Abstract]
Beginning Balance	32	3	0
Provision for losses due to credit deterioration	54	59	3
Charge-offs	(20)	(30)	0
Ending Balance	$ 66	$ 32	$ 3

Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	399	718	1,911	4,580
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	3,270	2,855	4,137	5,803
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,745	2,949	5,207	6,462
Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,353	1,413	1,733	1,859
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	191	214
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	640	352
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	321	128
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	0	210
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,152	904
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	208	504
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	2,630	2,503
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,424	2,821
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,353	1,203
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 5,615	$ 7,031

Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90+ DPD and accruing	$ 22,569	$ 18,488
Purchased Credit Impaired Loans	36,719	41,430	51,705	58,797
Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90+ DPD and accruing	8,700	11,600
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	399	718	1,911	4,580
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	359	612
30-89 DPD and still accruing	22	22
90+ DPD and accruing	18	84
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	3,270	2,855	4,137	5,803
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	2,867	2,295
30-89 DPD and still accruing	178	113
90+ DPD and accruing	225	447
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	1,745	2,949	5,207	6,462
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	1,206	1,395
30-89 DPD and still accruing	72	178
90+ DPD and accruing	467	1,376
Foreign Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	1,353	1,413	1,733	1,859
Foreign Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	1,178	1,209
30-89 DPD and still accruing	0	0
90+ DPD and accruing	175	204
Total Commercial [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	5,610	5,511
30-89 DPD and still accruing	272	313
90+ DPD and accruing	$ 885	$ 2,111

Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	25,961	29,733
30-59 DPD	3,292	3,616
60-89 DPD	1,442	1,381
90-119 DPD	799	894
120-179 DPD	1,179	1,365
180+ DPD	6,071	7,434
Purchased Credit Impaired Loans	38,744	44,423
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	25,693	29,297
30-59 DPD	3,272	3,586
60-89 DPD	1,433	1,364
90-119 DPD	791	881
120-179 DPD	1,169	1,346
180+ DPD	5,921	7,214
Purchased Credit Impaired Loans	38,279	43,688
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	268	436
30-59 DPD	20	30
60-89 DPD	9	17
90-119 DPD	8	13
120-179 DPD	10	19
180+ DPD	150	220
Purchased Credit Impaired Loans	465	735
Purchased Credit Impaired Loans, Carrying Value	$ 206	$ 250

Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	17,379	22,697
600-639	7,572	7,672
640-679	6,735	6,281
680-719	3,745	4,009
720-759	1,889	2,074
760-799	909	1,094
Greater than 800	217	234
No FICO available	298	362
Purchased Credit Impaired Loans	38,744	44,423
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	17,169	22,334
600-639	7,489	7,563
640-679	6,646	6,185
680-719	3,698	3,949
720-759	1,875	2,057
760-799	903	1,087
Greater than 800	215	232
No FICO available	284	281
Purchased Credit Impaired Loans	38,279	43,688
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	210	363
600-639	83	109
640-679	89	96
680-719	47	60
720-759	14	17
760-799	6	7
Greater than 800	2	2
No FICO available	14	81
Purchased Credit Impaired Loans	465	735
Purchased Credit Impaired Loans, Carrying Value	$ 206	$ 250

Loans and Allowance for Credit Losses, PCI by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Purchased Credit-Impaired Loans [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	1,268	1,696
60.01-80%	3,855	5,555
80.01-100%	9,404	11,950
100.01-120%	9,550	9,641
Greater than 120%	14,564	15,361
No LTV/CLTV Available	103	220
Purchased Credit Impaired Loans	38,744	44,423
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	1,243	1,653
60.01-80%	3,806	5,513
80.01-100%	9,341	11,861
100.01-120%	9,471	9,525
Greater than 120%	14,318	15,047
No LTV/CLTV Available	100	89
Purchased Credit Impaired Loans	38,279	43,688
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	25	43
60.01-80%	49	42
80.01-100%	63	89
100.01-120%	79	116
Greater than 120%	246	314
No LTV/CLTV Available	3	131
Purchased Credit Impaired Loans	465	735
Purchased Credit Impaired Loans, Carrying Value	$ 206	$ 250

Premises, Equipment, Lease Commitments and Other Assets Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Premises, Equipment, Lease Commitments and Other Assets Textual [Abstract]
Depreciation and amortization expense for premises and equipment	$ 1,400,000,000	$ 1,500,000,000	$ 1,300,000,000
Net gains (losses) on disposition or premises and equipment	(17,000,000)	(115,000,000)	(22,000,000)
Operating leases for premises and equipment, Term (In years)	15
Operating leases for premises and equipment, Longest term (In years)	94
Operating lease rental expense, net of rental income	$ 1,200,000,000	$ 1,300,000,000	$ 1,400,000,000

Premises, Equipment, and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2012	$ 1,319
Operating Leases, 2013	1,216
Operating Leases, 2014	1,075
Operating Leases, 2015	872
Operating Leases, 2016	717
Operating Leases, Thereafter	3,239
Operating Leases, Total minimum lease payments	8,438
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, 2012	54
Capital Leases, 2013	55
Capital Leases, 2014	3
Capital Leases, 2015	3
Capital Leases, 2016	3
Capital Leases, Thereafter	17
Capital Leases, Total minimum lease payments	135
Capital Leases, Executory Costs	(9)
Capital Leases, Amounts representing interest	(10)
Capital Leases, Present value of net minimum lease payments	116
Property, Plant and Equipment [Line Items]
Total premises and equipment	18,333	17,785
Less: Accumulated depreciation and amortization	8,802	8,141
Net book value, premises and equipment	9,531	9,644
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,825	1,825
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,441	7,440
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,195	6,689
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,725	1,683
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 147	$ 148

Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Other Assets [Line Items]
Cost Method Investments	$ 8,061	$ 8,494
Principal investments	236	305
Total nonmarketable equity investments	16,808	16,423
Corporate/bank-owned life insurance	20,146	19,845
Accounts receivable	25,939	23,763
Interest receivable	5,296	4,895
Customer relationship and other amortized intangibles	10,358	12,170
Operating lease assets	1,825	1,873
Due from customers on acceptances	225	229
Other	17,172	15,993
Other assets	101,022	99,781
Income Related to Nonmarketable Equity Investments [Abstract]
Net gains (losses) from private equity investments	813	492	(368)
Net gains (losses) from principal investments	29	42	79
Net gains (losses) from all other nonmarketable equity investments	(298)	(188)	(234)
Net gains (losses) from nonmarketable equity investments	544	346	(523)
Government insured or guaranteed [Member]
Components of Other Assets [Line Items]
Foreclosed assets	1,319	1,479
Non-government insured or guaranteed [Member]
Components of Other Assets [Line Items]
Foreclosed assets	3,342	4,530
Core deposit intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	7,311	8,904
Customer Relationships And Other [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	1,639	1,847
Federal Bank Stock [Member]
Components of Other Assets [Line Items]
Cost Method Investments	4,617	5,254
Private Equity Investments Cost Method [Member]
Components of Other Assets [Line Items]
Cost Method Investments	3,444	3,240
Low Income Housing Tax Credit Equity Method Investments [Member]
Components of Other Assets [Line Items]
Equity method	4,077	3,611
Equity Investments Other [Member]
Components of Other Assets [Line Items]
Equity method	$ 4,434	$ 4,013

Securitizations and Variable Interest Entities Textual (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Equity Interests [Member]	Dec. 31, 2010 Equity Interests [Member]	Dec. 31, 2011 Long-term debt [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member] Preferred Stock [Member]	Dec. 31, 2011 Trust Preferred Securities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Trust Preferred Securities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2011 Other Investments [Member]	Dec. 31, 2010 Other Investments [Member]	Dec. 31, 2011 Legacy Wachovia [Member]	Dec. 31, 2010 Legacy Wachovia [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Short-term borrowings included in VIE liabilities	$ 3,400,000,000	$ 3,600,000,000
Accrued expenses and other liabilities included in VIE liabilities	963,000,000	645,000,000
Long-term debt included in VIE liabilities	30,000,000	53,000,000
% of senior loans rated as investment grade	88.00%
Total equity interest				460,000,000	316,000,000
Lending arrangement by subsidiary		14,000,000
Investment in a single tax credit structure as a percentage of outstanding equity interests	50.00%
Investment by Majority Owned Subsidiary		1,400,000,000
Securities Available for sale Portfolio of ARS issued by VIEs												624,000,000	901,000,000	643,000,000	1,600,000,000
Carrying value - asset (liability)									2,500,000,000	7,600,000,000	19,300,000,000
Trust Preferred Securities Notice Redeemed During Period, Value							5,800,000,000	9,200,000,000
Net Gains (Losses) from Sale of Assets Securitizations	112,000,000	27,000,000	1,000,000
Amount transferred related to residential mortgages to unconsolidated VIE	329,100,000,000	379,000,000,000
Amount of servicing asset at fair value	4,000,000,000	4,500,000,000
Amount of liability for repurchase reserves at fair value	101,000,000	144,000,000
Private placement debt financing						6,000,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, loans	6,200,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, securities available for sale	316,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, cash and cash equivalents	154,000,000
Gain Loss On Sale Of Unconsolidated VIE Debt Investments	0
Trading derivatives loss on CDOs	377,000,000
Reverse Mortgage Loans Previously Accounted For As Sale To GNMA Securitization Program	5,600,000,000
Investment Funds, Redeemed Interest	1,400,000,000
Amount Of Servicing Assets At Fair Value Level 3		4,100,000,000
Amount Of Servicing Assets Recorded As Amortized Mortgage Servicing Rights		$ 400,000,000

Securitizations and Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	$ 19,440		$ 16,044		$ 27,080	$ 23,763
Trading assets	77,814		51,414
Securities available for sale	222,613		172,654
Mortgages held for sale	48,357		51,763
Loans held for sale net	49,695		53,053
Loans	769,631		757,267		782,770	864,830	382,195
MSRs (carried at fair value)	12,603		14,467
Other assets	101,022		99,781
Total assets	1,313,867	[1]	1,258,128	[1]
Short-term borrowings, Amount	49,091		55,401		38,966
Accrued expenses and other liabilities	77,665		69,913
Long-term debt	125,354		156,983
Total liabilities	1,172,180	[2]	1,130,239	[2]
Noncontrolling interests	1,446		1,481
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	0		0
Trading assets	3,723		5,351
Securities available for sale	21,708		24,001
Mortgages held for sale	0		0
Loans	11,404		12,401
MSRs (carried at fair value)	12,080		13,261
Other assets	4,494		3,783
Total assets	53,409		58,797
Short-term borrowings, Amount	0		0
Accrued expenses and other liabilities	3,350		3,514
Long-term debt	0		0
Total liabilities	3,350		3,514
Noncontrolling interests	0		0
Net assets	50,059		55,283
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	321		200
Trading assets	293		143
Securities available for sale	3,332		2,159
Mortgages held for sale	444		634
Loans	11,967		16,708
MSRs (carried at fair value)	0		0
Other assets	1,858		2,071
Total assets	18,215		21,915
Short-term borrowings, Amount	3,450		3,636
Accrued expenses and other liabilities	1,138		743
Long-term debt	4,932		8,377
Total liabilities	9,520		12,756
Noncontrolling interests	61		94
Net assets	8,634		9,065
Transfers that we account for as secured borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	11		398
Trading assets	30		32
Securities available for sale	11,671		7,834
Mortgages held for sale	0		0
Loans	7,181		1,613
MSRs (carried at fair value)	0		0
Other assets	137		90
Total assets	19,030		9,967
Short-term borrowings, Amount	10,682		7,773
Accrued expenses and other liabilities	121		14
Long-term debt	6,686		1,700
Total liabilities	17,489		9,487
Noncontrolling interests	0		0
Net assets	1,541		480
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	332		598
Trading assets	4,046		5,526
Securities available for sale	36,711		33,994
Mortgages held for sale	444		634
Loans	30,552		30,722
MSRs (carried at fair value)	12,080		13,261
Other assets	6,489		5,944
Total assets	90,654		90,679
Short-term borrowings, Amount	14,132		11,409
Accrued expenses and other liabilities	4,609		4,271
Long-term debt	11,618		10,077
Total liabilities	30,359		25,757
Noncontrolling interests	61		94
Net assets	$ 60,234		$ 64,828

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.

Securitizations and Variable Interest Entities, Significant Continuing Involvement - Unconsolidated VIEs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,463,183	$ 1,442,219
Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,135,629	1,068,737
Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	61,461	76,304
Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	179,007	190,377
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	11,240	20,046
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	9,757	9,970
Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	9,606	12,055
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	19,257	20,981
Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	12,191	13,196
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,318	10,522
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	18,717	20,031
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	39,799	42,766
Maximum exposure to loss	39,799	42,766
Debt and equity interests [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	4,682	5,527
Maximum exposure to loss	4,682	5,527
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,460	2,997
Maximum exposure to loss	2,460	2,997
Debt and equity interests [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,063	5,506
Maximum exposure to loss	7,063	5,506
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,107	1,436
Maximum exposure to loss	1,107	1,436
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	9,511	9,689
Maximum exposure to loss	9,511	9,689
Debt and equity interests [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,942	6,556
Maximum exposure to loss	6,942	6,556
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	4,119	3,614
Maximum exposure to loss	4,119	3,614
Debt and equity interests [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,019	2,804
Maximum exposure to loss	2,019	2,804
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	1,416
Maximum exposure to loss	0	1,416
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,896	3,221
Maximum exposure to loss	1,896	3,221
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	12,080	13,261
Maximum exposure to loss	12,080	13,261
Servicing assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	11,070	12,115
Maximum exposure to loss	11,070	12,115
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	353	495
Maximum exposure to loss	353	495
Servicing assets [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	623	608
Maximum exposure to loss	623	608
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	34	43
Maximum exposure to loss	34	43
Variable Interest Entity Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	643	1,426
Maximum exposure to loss	2,487	4,434
Variable Interest Entity Derivatives [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1	6
Maximum exposure to loss	1	6
Variable Interest Entity Derivatives [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	349	261
Maximum exposure to loss	538	488
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	193	844
Maximum exposure to loss	874	2,850
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(130)	(118)
Maximum exposure to loss	130	118
Variable Interest Entity Derivatives [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	40	56
Maximum exposure to loss	41	56
Variable Interest Entity Derivatives [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	190	377
Maximum exposure to loss	903	916
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(2,463)	(2,170)
Maximum exposure to loss	6,170	7,432
Other commitments and guarantees [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(975)	(928)
Maximum exposure to loss	3,657	4,248
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(48)	(107)
Maximum exposure to loss	295	233
Other commitments and guarantees [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	7
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	1,504	2,175
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(1,439)	(1,129)
Maximum exposure to loss	0	1
Other commitments and guarantees [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	523	519
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	41	87
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(1)	(6)
Maximum exposure to loss	150	162
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	50,059	55,283
Maximum exposure to loss	60,536	67,893
Net assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	14,777	16,714
Maximum exposure to loss	19,409	21,890
Net assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,766	3,391
Maximum exposure to loss	3,109	3,731
Net assets [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	8,035	6,375
Maximum exposure to loss	8,224	6,602
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,300	2,280
Maximum exposure to loss	1,981	4,293
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	9,511	9,689
Maximum exposure to loss	9,511	9,689
Net assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,812	6,438
Maximum exposure to loss	8,576	8,849
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,680	2,485
Maximum exposure to loss	4,119	3,615
Net assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,059	2,860
Maximum exposure to loss	2,583	3,379
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	1,416
Maximum exposure to loss	41	1,503
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,119	3,635
Maximum exposure to loss	$ 2,983	$ 4,342

Securitizations and Variable Interest Entities, Cash Flow Securitizations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	$ 337,357	$ 374,488	$ 394,632
Servicing fees	4,401	4,316	4,283
Other interests held	1,779	1,786	3,757
Purchases of delinquent assets	9	25	45
Net servicing advances	29	49	257
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	0	0	0
Servicing fees	11	34	42
Other interests held	263	442	310
Purchases of delinquent assets	0	0	0
Net servicing advances	$ 0	$ 0	$ 0

Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Assets (Details)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years
Securitizations and Variable Interest Entities [Abstract]
Prepayment speed (annual CPR)	12.80%	13.50%
Life (in years)	5.9	5.4
Discount rate	7.70%	8.00%

Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgage servicing rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 14,359	$ 16,279
Expected weighted-average life (in years)	5	5.2
Prepayment speed assumption (annual CPR)	13.70%	12.60%
Decrease in fair value from 10% adverse change	913	844
Decrease in fair value from 25% adverse change	2,151	1,992
Discount rate assumption	6.90%	8.10%
Decrease in fair value from 100 basis point increase	613	777
Decrease in fair value from 200 basis point increase	1,171	1,487
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	230	226
Expected weighted-average life (in years)	4.6	5.2
Prepayment speed assumption (annual CPR)	10.70%	11.40%
Decrease in fair value from 10% adverse change	6	7
Decrease in fair value from 25% adverse change	15	16
Discount rate assumption	15.60%	17.80%
Decrease in fair value from 100 basis point increase	6	6
Decrease in fair value from 200 basis point increase	12	13
Senior bonds [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	321	441
Expected weighted-average life (in years)	5.6	4.5
Prepayment speed assumption (annual CPR)	13.90%	18.10%
Decrease in fair value from 10% adverse change	2	2
Decrease in fair value from 25% adverse change	4	6
Discount rate assumption	7.10%	6.80%
Decrease in fair value from 100 basis point increase	12	14
Decrease in fair value from 200 basis point increase	24	27
Credit loss assumption	4.50%	3.70%
Decrease in fair value from 10% higher losses	1	1
Decrease in fair value from 25% higher losses	2	3
Subordinated bonds [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	45	47
Expected weighted-average life (in years)	6.1	8.3
Prepayment speed assumption (annual CPR)	6.90%	4.80%
Decrease in fair value from 10% adverse change	0	0
Decrease in fair value from 25% adverse change	1	0
Discount rate assumption	11.90%	10.20%
Decrease in fair value from 100 basis point increase	2	3
Decrease in fair value from 200 basis point increase	4	6
Credit loss assumption	0.50%	0.70%
Decrease in fair value from 10% higher losses	0	0
Decrease in fair value from 25% higher losses	$ 0	$ 0

Securitizations and Variable Interest Entities, Principal Balances of Off-Balance Sheet Securitized Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	$ 1,311,060	$ 1,237,866
Delinquent loans	35,508	34,343
Net charge-offs (recoveries)	2,091	2,146
Commercial and Industrial Loans [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	0	1
Delinquent loans	0	0
Net charge-offs (recoveries)	0	0
Commercial Real Estate Mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	137,121	144,655
Delinquent loans	11,142	9,174
Net charge-offs (recoveries)	569	738
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	137,121	144,656
Delinquent loans	11,142	9,174
Net charge-offs (recoveries)	569	738
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,171,666	1,090,755
Delinquent loans	24,235	25,067
Net charge-offs (recoveries)	1,506	1,408
Real estate 1-4 family junior lien mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	2	1
Delinquent loans	0	0
Net charge-offs (recoveries)	16	0
Other revolving credit and installment [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	2,271	2,454
Delinquent loans	131	102
Net charge-offs (recoveries)	0	0
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,173,939	1,093,210
Delinquent loans	24,366	25,169
Net charge-offs (recoveries)	$ 1,522	$ 1,408

Securitizations and Variable Interest Entities, Secured Borrowing and Consolidated Variable Interest Entity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,313,867	[1]	$ 1,258,128	[1]
Third party liabilities	(1,172,180)	[2]	(1,130,239)	[2]
Noncontrolling interests	(1,446)		(1,481)
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	41,007		35,868
Consolidated assets	37,245		31,882
Third party liabilities	(27,009)		(22,243)
Noncontrolling interests	(61)		(94)
Net assets	10,175		9,545
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	18,215		21,915
Third party liabilities	(9,520)		(12,756)
Noncontrolling interests	(61)		(94)
Net assets	8,634		9,065
Consolidated VIEs [Member] | Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	11,375		14,518
Consolidated assets	10,244		13,529
Third party liabilities	(4,514)		(6,723)
Noncontrolling interests	0		0
Net assets	5,730		6,806
Consolidated VIEs [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,860		3,197
Consolidated assets	2,860		3,197
Third party liabilities	(2,935)		(3,279)
Noncontrolling interests	0		0
Net assets	(75)		(82)
Consolidated VIEs [Member] | Auto loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	163		1,010
Consolidated assets	163		1,010
Third party liabilities	(143)		(955)
Noncontrolling interests	0		0
Net assets	20		55
Consolidated VIEs [Member] | Structured Asset Finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets	124		146
Consolidated assets	124		146
Third party liabilities	(16)		(21)
Noncontrolling interests	0		(11)
Net assets	108		114
Consolidated VIEs [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,012		1,197
Consolidated assets	2,012		1,197
Third party liabilities	(22)		(54)
Noncontrolling interests	0		(14)
Net assets	1,990		1,129
Consolidated VIEs [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	3,432		2,938
Consolidated assets	2,812		2,836
Third party liabilities	(1,890)		(1,724)
Noncontrolling interests	(61)		(69)
Net assets	861		1,043
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Total VIE assets	19,966		23,006
Consolidated assets	18,215		21,915
Third party liabilities	(9,520)		(12,756)
Noncontrolling interests	(61)		(94)
Net assets	8,634		9,065
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets	21,041		12,862
Total secured borrowings [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,168		1,321
Consolidated assets	1,168		1,321
Third party liabilities	(1,041)		(1,272)
Noncontrolling interests	0		0
Net assets	127		49
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	14,168		10,687
Consolidated assets	11,748		7,874
Third party liabilities	(10,689)		(7,779)
Noncontrolling interests	0		0
Net assets	1,059		95
Total secured borrowings [Member] | Residental mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,705		700
Consolidated assets	6,114		618
Third party liabilities	(5,759)		(436)
Noncontrolling interests	0		0
Net assets	355		182
Total secured borrowings [Member] | Auto loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	0		154
Consolidated assets	0		154
Third party liabilities	0		0
Noncontrolling interests	0		0
Net assets	0		154
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	19,030		9,967
Third party liabilities	(17,489)		(9,487)
Noncontrolling interests	0		0
Net assets	$ 1,541		$ 480

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.

Mortgage Banking Activities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage Banking Activities (Textual) [Abstract]
Amortization	$ (264,000,000)	$ (228,000,000)	$ (264,000,000)
Commercial Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Fair value residential amortized MSR	1,440,000,000	1,371,000,000
Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Amortization	(50,000,000)	(5,000,000)
Fair value residential amortized MSR	316,000,000	441,000,000
Liability for mortgage loans repurchase losses [Member]
Mortgage Banking Activities (Textual) [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	2,100,000,000
Amortized [Member]
Mortgage Banking Activities (Textual) [Abstract]
Amortization	(264,000,000)	(228,000,000)	(264,000,000)
Valuation allowance	37,000,000	3,000,000	0	0
Fair value residential amortized MSR	1,756,000,000	1,812,000,000	1,261,000,000	1,555,000,000
Amortized [Member] | Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Balance of amortized MSRs	350,000,000	400,000,000
Valuation allowance	$ 37,000,000	$ 3,000,000

Mortgage Banking Activities , Mortgage Servicing Rights Carried at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 14,467
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(3,680)	(2,957)	(1,534)
Other changes in fair value	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs measured at fair value	(5,821)	(5,511)	(4,970)
Fair value, end of year	12,603	14,467
Carried at Fair Value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	14,467	16,004	14,714
Adjustments from adoption of consolidation accounting guidance	0	(118)	0
Acquired from Wachovia	0	0	34
Servicing from securitizations or asset transfers	3,957	4,092	6,226
Net additions	3,957	3,974	6,260
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(3,680)	(2,957)	(1,534)
Other changes in fair value	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs measured at fair value	(5,821)	(5,511)	(4,970)
Fair value, end of year	$ 12,603	$ 14,467	$ 16,004

Mortgage Banking Activities, Amortized Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in amortized MSRs
Amortization	$ (264)	$ (228)	$ (264)
Valuation Allowance
Provision for mortgage servicing rights in excess of fair value	(34)	(3)	0
Amortized mortgage servicing rights, net	1,408	1,419
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,422	1,119	1,446
Adjustments from adoption of consolidation accounting guidance	0	(5)	0
Purchases	155	58	11
Servicing from securitizations or asset transfers	132	478	61
Amortization	(264)	(228)	(264)
Balance, end of year	1,445	1,422	1,119
Valuation Allowance
Balance, beginning of year	(3)	0	0
Provision for mortgage servicing rights in excess of fair value	(34)	(3)	0
Balance, end of year	(37)	(3)	0
Amortized mortgage servicing rights, net	1,408	1,419	1,119
Fair value of amortized MSRs:
Beginning of year	1,812	1,261	1,555
End of year	1,756	1,812	1,261
Acquired From Wachovia [Member]
Changes in amortized MSRs
Purchases	$ 0	$ 0	$ (135)

Mortgage Banking Activities, Managed Servicing Portfolio Components (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	$ 1,854	$ 1,837
Total managed servicing portfolio	2,340	2,329
Ratio of MSRs to related loans serviced for others	0.76%	0.86%
Commercial Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	398	408
Owned loans serviced	106	99
Subservicing	14	13
Total managed servicing portfolio	518	520
Residential Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	1,456	1,429
Owned loans serviced	358	371
Subservicing	8	9
Total managed servicing portfolio	$ 1,822	$ 1,809

Mortgage Banking Activities, Noninterest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Servicing fees:
Contractually specified servicing fees	$ 4,611	$ 4,566	$ 4,473
Late charges	298	360	330
Ancillary fees	354	434	287
Unreimbursed direct servicing costs	(1,119)	(763)	(914)
Net servicing fees	4,144	4,597	4,176
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(3,680)	(2,957)	(1,534)
Other changes in fair value	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs measured at fair value	(5,821)	(5,511)	(4,970)
Amortization	(264)	(228)	(264)
Provision for mortgage servicing rights in excess of fair value	(34)	(3)	0
Net derivative gains (losses) from economic hedges	5,241	4,485	6,849
Total servicing income, net	3,266	3,340	5,791
Net gains on mortgage loan origination/sales activities	4,566	6,397	6,237
Total mortgage banking noninterest income	7,832	9,737	12,028
Market related valuation changes to MSRs, net of hedge results	$ 1,561	$ 1,528	$ 5,315

Mortgage Banking Activities, Liability for Mortage Loan Repurchase Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liability For Mortgage Loan Repurchase Losses [Abstract]
Balance, beginning of year	$ 1,289	$ 1,033	$ 589
Wachovia acquisition	0	0	31
Loan sales	101	144	302
Change in estimate - primarily due to credit	1,184	1,474	625
Total additions	1,285	1,618	958
Losses	(1,248)	(1,362)	(514)
Balance, end of year	$ 1,326	$ 1,289	$ 1,033

Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortized intangible assets:
Gross carrying value	$ 20,620	$ 20,341
Accumulated amortization	(10,262)	(8,171)
Net carrying Value	10,358	12,170
MSRs (carried at fair value)	12,603	14,467
Goodwill	25,115	24,770	24,812
Trademark	14	14
Amortized MSRs [Member]
Amortized intangible assets:
Gross carrying value	2,383	2,131
Accumulated amortization	(975)	(712)
Net carrying Value	1,408	1,419
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	15,079	15,133
Accumulated amortization	(7,768)	(6,229)
Net carrying Value	7,311	8,904
Customer Relationships And Other [Member]
Amortized intangible assets:
Gross carrying value	3,158	3,077
Accumulated amortization	(1,519)	(1,230)
Net carrying Value	$ 1,639	$ 1,847

Intangible Assets Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2011 (actual)	$ 2,152
Estimate for year ended December 31,
2012	1,905
2013	1,695
2014	1,523
2015	1,392
2016	1,238
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	10,358	12,170
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2011 (actual)	264
Estimate for year ended December 31,
2012	226
2013	194
2014	165
2015	149
2016	110
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	1,408	1,419
Amortized MSRs [Member] | Excluded from Amortization Expense [Member]
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	313
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2011 (actual)	1,594
Estimate for year ended December 31,
2012	1,396
2013	1,241
2014	1,113
2015	1,022
2016	919
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	7,311	8,904
Customer Relationships And Other [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2011 (actual)	294
Estimate for year ended December 31,
2012	283
2013	260
2014	245
2015	221
2016	209
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	$ 1,639	$ 1,847

Intangible Assets, Allocation of Goodwill to Operating Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 24,770	$ 24,812
Reduction in goodwill related to divested businesses	(11)
Goodwill from business combinations	356	(42)
Goodwill, Ending Balance	25,115	24,770
Wealth Brokerage and Retirement [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	373	373
Reduction in goodwill related to divested businesses	(2)
Goodwill from business combinations	0	0
Goodwill, Ending Balance	371	373
Wholesale Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	6,475	6,465
Reduction in goodwill related to divested businesses	(9)
Goodwill from business combinations	354	10
Goodwill, Ending Balance	6,820	6,475
Community Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	17,922	17,974
Reduction in goodwill related to divested businesses	0
Goodwill from business combinations	2	(52)
Goodwill, Ending Balance	$ 17,924	$ 17,922

Deposits (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deposits (Textuals) [Abstract]
Amount of Foreign deposits with a denomination of $100,000 or more	$ 13,600,000,000	$ 16,700,000,000
Demand deposit overdrafts as loan balances	649,000,000	557,000,000
Domestic [Member]
Time Deposits, by Maturity [Abstract]
2012	31,675,000,000
2013	21,479,000,000
2014	5,447,000,000
2015	8,538,000,000
2016	5,964,000,000
Thereafter	3,427,000,000
Total	76,530,000,000	90,600,000,000
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	3,427,000,000
After three months through six months	2,828,000,000
After six months through twelve months	3,034,000,000
After twelve months	15,804,000,000
Total	25,093,000,000	33,900,000,000
Deposits (Textuals) [Abstract]
Time certificates of deposit and other time deposits issued by domestic offices	76,530,000,000	90,600,000,000
Amount of domestic time deposits with a denomination of $100,000 or more	$ 25,093,000,000	$ 33,900,000,000

Short-term Borrowings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Short-term borrowings, Amount	$ 49,091	$ 55,401	$ 38,966
Short Term Borrowings, Rate	0.10%	0.19%	0.18%
Short term Debt average daily balance, Amount	51,781	46,824	51,972
Short term Debt average daily balance, Rate	0.18%	0.22%	0.44%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings, Amount	31,038	37,947	26,016
Short Term Borrowings, Rate	0.05%	0.15%	0.08%
Short term Debt average daily balance, Amount	34,388	30,494	24,179
Short term Debt average daily balance, Rate	0.11%	0.18%	0.46%
Maximum month-end balance, Amount	37,509	37,947	30,608
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings, Amount	18,053	17,454	12,950
Short Term Borrowings, Rate	0.19%	0.26%	0.39%
Short term Debt average daily balance, Amount	17,393	16,330	27,793
Short term Debt average daily balance, Rate	0.33%	0.31%	0.43%
Maximum month-end balance, Amount	$ 18,234	$ 17,646	$ 62,871

Long-term Debt Textuals (Details) (Wells Fargo & Company [Member], Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Floating Rate Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes	$ 1,750
Maturity date(s) End	June 15, 2012
Fixed Rate Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes	$ 1,750
Debt Instrument, Interest Rate, Stated Percentage	2.13%
Maturity date(s) End	June 15, 2012

Long-term Debt, Summary (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt	$ 125,354	$ 156,983
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term Debt	77,613	99,745
Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	57,233	67,925
Wells Fargo & Company [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Subordinated Debt	13,182	13,488
Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	7,198	18,332
Wells Fargo Bank, N.A. and other bank entities [Member]
Debt Instrument [Line Items]
Long-term Debt	42,202	50,044
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	4,353	14,541
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Subordinated Debt	17,858	18,465
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	286	595
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2056
Variable Stated interest rate	Varies
Other Long-term Debt	14,854	8,639
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term Debt	5,539	7,194
Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	5,174	6,167
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	155	327
Other Consolidated Subsidiaries [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2013
Maturity date(s) End	2018
Variable Stated interest rate	Varies
Other Long-term Debt	129	127
Floating Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2048
Variable Stated interest rate	Varies
Senior Notes	17,872	26,750
Floating Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2015
Maturity date(s) End	2016
Variable Stated interest rate	Varies
Subordinated Debt	1,141	1,118
Floating Rate Notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2027
Variable Stated interest rate	Varies
Junior Subordinated Notes	247	289
Floating Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2038
Maturity date(s) End	2040
Variable Stated interest rate	Varies
Senior Notes	72	4,186
Floating Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2014
Maturity date(s) End	2017
Variable Stated interest rate	Varies
Subordinated Debt	1,976	1,945
Floating Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2027
Variable Stated interest rate	Varies
Junior Subordinated Notes	286	278
Floating Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2014
Maturity date(s) End	2050
Variable Stated interest rate	Varies
Other Long-term Debt	2,748	4,053
Floating Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2027
Interest Rate, Stated Percentage	0.93%
Junior Subordinated Notes	155	239
Floating Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Other Long-term Debt	0	489
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2035
Stated interest rate(s) Minimum	2.13%
Stated interest rate(s) Maximum	6.75%
Senior Notes	38,002	40,630
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2035
Stated interest rate(s) Minimum	4.38%
Stated interest rate(s) Maximum	7.57%
Subordinated Debt	12,041	12,370
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2013
Interest Rate, Stated Percentage	6.00%
Senior Notes	1,326	2,185
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2013
Maturity date(s) End	2038
Stated interest rate(s) Minimum	4.75%
Stated interest rate(s) Maximum	7.74%
Subordinated Debt	15,882	16,520
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	317
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2014
Maturity date(s) End	2038
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	7.00%
Other Long-term Debt	2,103	3,751
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2016
Stated interest rate(s) Minimum	3.70%
Stated interest rate(s) Maximum	6.13%
Senior Notes	5,154	6,147
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	10
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2020
Stated interest rate(s) Minimum	5.16%
Stated interest rate(s) Maximum	6.88%
Other Long-term Debt	81	84
Fixed Rate Notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2029
Maturity date(s) End	2068
Stated interest rate(s) Minimum	5.63%
Stated interest rate(s) Maximum	7.95%
Junior Subordinated Notes	6,951	11,257
Market Linked Notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2041
Variable Stated interest rate	Varies
Senior Notes	1,359	545
Market Linked Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2016
Variable Stated interest rate	Varies
Senior Notes	238	229
FixFloat Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2020
Variable Stated interest rate	6.795% through 2015, varies
Senior Notes	20	20
FixFloat Notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	78
FixFloat Notes - Income Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	6,786
Floating Rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2013
Variable Stated interest rate	Varies
Senior Notes	2,101	7,103
Fixed Rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2031
Stated interest rate(s) Minimum	2.30%
Stated interest rate(s) Maximum	8.45%
Senior Notes	500	812
Capital Lease Obligations [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2025
Variable Stated interest rate	Varies
Senior Notes	$ 116	$ 26

Long-term Debt, Annual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-Term Debt [Line Items]
2012	$ 18,605
2013	14,290
2014	10,790
2015	8,949
2016	17,740
Thereafter	54,980
Total	125,354	156,983
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2012	15,443
2013	10,023
2014	7,791
2015	3,753
2016	13,302
Thereafter	27,301
Total	$ 77,613	$ 99,745

Guarantees, Pledged Assets and Collateral Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantees (Textuals) [Abstract]
Collateral	$ 687,000,000	$ 14,000,000,000
Securities Loaned	669,000,000	13,600,000,000
Percentage share of losses owed on loans and MHFS sold with recourse	Primarily all of these programs and arrangements require that we share in the loans’ credit exposure for their remaining life by providing recourse to the GSE in the event of borrow default, up to 33.33% of actual losses incurred on a pro-rata basis.
Residual Value Guarantee, Reimbursement Terms	To the extent that a sale of the leased assets results in proceeds less than a stated percent (generally 80% to 89%) of the asset’s cost, we would be required to reimburse the lessor under our guarantee.
Securities owned and pledged as collateral not available to be repledged, Fair Value	398,282,000,000	406,814,000,000
Collateral received with the right to sell or repledge	17,800,000,000	22,500,000,000
Collateral sold or repledged	16,700,000,000	14,600,000,000
Trading and Available-for-Sale Securities [Member]
Guarantees (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	20,800,000,000	27,300,000,000
Securities owned and pledged as collateral not available to be repledged, Fair Value	2,800,000,000	5,900,000,000
Loans and MHFS sold with recourse [Member]
Guarantees (Textuals) [Abstract]
Loans repurchased	$ 38,000,000

Guarantees, Pledged Assets and Collateral (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Guarantees [Abstract]
Carrying value	$ 1,701	$ 1,084
Maximum exposure to loss	56,697	69,849
Guarantee Obligations, Noninvestment Grade	28,740	29,885
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	398,282	406,814
Available for sale Securities [Member]
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	80,540	94,212
Loans and Finance Receivables [Member]
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	317,742	312,602
Standby Letters of Credit [Member]
Guarantees [Abstract]
Carrying value	85	142
Maximum exposure to loss	41,171	42,159
Guarantee Obligations, Noninvestment Grade	22,259	19,596
Residual value guarantees [Member]
Guarantees [Abstract]
Carrying value	8	8
Maximum exposure to loss	197	197
Guarantee Obligations, Noninvestment Grade	0	0
Liquidity agreements [Member]
Guarantees [Abstract]
Carrying value	0	0
Maximum exposure to loss	2	49
Guarantee Obligations, Noninvestment Grade	2	1
Securities lending and other indemnifications [Member]
Guarantees [Abstract]
Carrying value	0	45
Maximum exposure to loss	669	13,645
Guarantee Obligations, Noninvestment Grade	62	3,993
Written put options [Member]
Guarantees [Abstract]
Carrying value	1,469	747
Maximum exposure to loss	8,224	8,134
Guarantee Obligations, Noninvestment Grade	2,466	2,615
Loans and MHFS sold with recourse [Member]
Guarantees [Abstract]
Carrying value	102	119
Maximum exposure to loss	5,784	5,474
Guarantee Obligations, Noninvestment Grade	3,850	3,564
Contingent consideration [Member]
Guarantees [Abstract]
Carrying value	31	23
Maximum exposure to loss	98	118
Guarantee Obligations, Noninvestment Grade	97	116
Other guarantees [Member]
Guarantees [Abstract]
Carrying value	6	0
Maximum exposure to loss	552	73
Guarantee Obligations, Noninvestment Grade	$ 4	$ 0

Legal Actions (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Wells Fargo Mortgage-Backed Certificates Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	$ 125,000,000
Wells Fargo Mortgage-Backed Certificates Litigation [Member] | The Bank of Chicago [Member]
Legal Actions (Textual) [Abstract]
Mortgage-backed securities sale amount, rescission sought by plaintiff	4,200,000,000
Wells Fargo Mortgage-Backed Certificates Litigation [Member] | The Bank of Indianapolis [Member]
Legal Actions (Textual) [Abstract]
Mortgage-backed securities sale amount, rescission sought by plaintiff	3,000,000,000
Mortgage Related Regulatory Investigations [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	5,300,000,000
Mortgage Related Regulatory Investigations [Member] | Refinance Program [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	900,000,000
Mortgage Related Regulatory Investigations [Member] | Consumer Relief Program [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	3,400,000,000
Mortgage Related Regulatory Investigations [Member] | Foreclosure Assistance Payment [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	1,000,000,000
Mortgage Related Regulatory Investigations [Member] | Office of the Comptroller of the Currency [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	83,000,000
Mortgage Related Regulatory Investigations [Member] | Federal Reserve [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	85,000,000
Municipal Derivatives Bid Practices Investigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	148,000,000
In re Municipal Derivatives Antitrust Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	37,000,000
Gutierrez v. Wells Fargo Bank, N.A. Order of Posting Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	203,000,000
Equity Securities Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	75,000,000
In re Wachovia Preferred Securities and Bond/Notes Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	590,000,000
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 1,200,000,000

Derivatives Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives (Textual) [Abstract]
Notional Basis swaps combined with receive fixed rate/pay floating rate swaps	$ 15,500,000,000	$ 20,900,000,000
Cash collateral netted against derivative assets	6,600,000,000	5,500,000,000
Cash collateral netted against derivative liabilities	15,400,000,000	12,100,000,000
Gains (losses) on forward derivatives hedging	53,000,000	3,000,000
Deferred net gains on derivatives in other comprehensive income	440,000,000
Maximum length of time hedged in cash flow hedge	6y
Losses/gains on derivatives used to hedge residential mortgage servicing rights	5,241,000,000	4,485,000,000	6,849,000,000
Aggregate fair value of derivatives used for economic hedges net asset liability	1,400,000,000	(943,000,000)
Aggregate fair value of derivative loan commitments net asset liability	478,000,000	(271,000,000)
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	17,100,000,000	12,600,000,000
Collateral for derivative instruments with credit-risk-related contingent features	15,000,000,000	12,000,000,000
Additional collateral for derivative instruments with credit-risk-related contingent features	2,100,000,000	1,000,000,000
Change in value of derivatives excluded from assessment of cash flow hedge effectiveness	$ 0	$ 0

Derivatives, Notional or Contractual Amounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives, net	$ 27,553	$ 21,889
Fair Value Liability derivatives, net	15,468	10,884
Derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	108,696	85,358
Fair Value Liability derivatives	105,458	80,893
Netting of derivative asset and liability balances and related cash collateral [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives, netting	(81,143)	(63,469)
Fair Value Liability derivatives, netting	(89,990)	(70,009)
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	9,946	8,653
Fair Value Liability derivatives	3,341	2,341
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Derivatives designated as hedging instruments	87,537	110,314
Fair Value Asset derivatives	8,423	7,126
Fair Value Liability derivatives	2,769	1,614
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Derivatives designated as hedging instruments	22,269	25,904
Fair Value Asset derivatives	1,523	1,527
Fair Value Liability derivatives	572	727
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	98,750	76,705
Fair Value Liability derivatives	102,117	78,552
Not Designated as Hedging Instrument [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	96,179	73,704
Fair Value Liability derivatives	99,986	75,793
Not Designated as Hedging Instrument [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	2,571	3,001
Fair Value Liability derivatives	2,131	2,759
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	81,336	58,225
Fair Value Liability derivatives	83,834	59,329
Derivatives not designated as hedging instruments	2,425,144	2,809,387
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	2,318	2,898
Fair Value Liability derivatives	2,011	2,625
Derivatives not designated as hedging instruments	377,497	408,563
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	3,151	2,800
Fair Value Liability derivatives	2,803	2,682
Derivatives not designated as hedging instruments	140,704	110,889
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	250	23
Fair Value Liability derivatives	3	53
Derivatives not designated as hedging instruments	5,833	5,528
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	3,768	3,272
Fair Value Liability derivatives	3,661	3,450
Derivatives not designated as hedging instruments	68,778	73,278
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	0	0
Fair Value Liability derivatives	0	46
Derivatives not designated as hedging instruments	0	176
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	4,351	4,133
Fair Value Liability derivatives	4,234	3,918
Derivatives not designated as hedging instruments	77,985	83,114
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	3,254	4,661
Fair Value Liability derivatives	276	588
Derivatives not designated as hedging instruments	36,156	44,776
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	3	80
Fair Value Liability derivatives	0	0
Derivatives not designated as hedging instruments	125	396
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	319	605
Fair Value Liability derivatives	5,178	5,826
Derivatives not designated as hedging instruments	38,403	47,699
Not Designated as Hedging Instrument [Member] | Other Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	0	8
Fair Value Liability derivatives	0	0
Derivatives not designated as hedging instruments	0	190
Not Designated as Hedging Instrument [Member] | Other Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	0	0
Fair Value Liability derivatives	117	35
Derivatives not designated as hedging instruments	$ 2,367	$ 2,538

Derivatives, Net Gains (Losses) in Income related to Fair Value Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	$ 1,573	$ 1,735
Gains (losses) recorded in noninterest income Recognized on derivatives	2,157	372
Gains (losses) recorded in noninterest income Recognized on hedged item	(1,998)	(263)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	159	109
Available for sale Securities [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	(451)	(390)
Gains (losses) recorded in noninterest income Recognized on derivatives	(1,298)	(432)
Gains (losses) recorded in noninterest income Recognized on hedged item	1,232	469
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	(66)	37
Available for sale Securities [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	(11)	(4)
Gains (losses) recorded in noninterest income Recognized on derivatives	168	269
Gains (losses) recorded in noninterest income Recognized on hedged item	(186)	(270)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	(18)	(1)
Long-term debt [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	1,659	1,755
Gains (losses) recorded in noninterest income Recognized on derivatives	2,796	1,565
Gains (losses) recorded in noninterest income Recognized on hedged item	(2,616)	(1,469)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	180	96
Long-term debt [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	376	374
Gains (losses) recorded in noninterest income Recognized on derivatives	512	(1,030)
Gains (losses) recorded in noninterest income Recognized on hedged item	(445)	1,007
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	67	(23)
Mortgages held for sale [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	0	0
Gains (losses) recorded in noninterest income Recognized on derivatives	(21)	0
Gains (losses) recorded in noninterest income Recognized on hedged item	17	0
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	$ (4)	$ 0

Derivatives, Net Gains (Losses) related to Cash Flow Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Gains Losses Recognized Related to Derivatives in Cash Flow Hedging Relationships [Abstract]
Gains (losses) (after tax) recognized in OCI on derivatives (effective portion)	$ 105	$ 468	$ 107
Gains (pre tax) reclassified from cumulative OCI into net interest income (effective portion)	571	613
Gains (losses) (pre tax) recognized in noninterest income on derivatives (ineffective portion)	$ (5)	$ 6

Derivatives, Net Gains (Losses) in Income related to Derivatives Not Designated as Hedging Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains recognized related to derivatives not designated as hedging instruments	$ 5,414	$ 5,418
Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	5,278	3,900
Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	136	1,518
Foreign Exchange Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	698	565
Foreign Exchange Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	70	103
Equity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	769	441
Equity Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(5)	0
Commodity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	124	65
Other Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(5)	10
Credit Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(200)	(710)
Credit Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(18)	(174)
Interest Rate Contracts Recognized In Noninterest Income Other [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	298	224
Interest Rate Contracts Recognized In Noninterest Income Other [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(157)	(22)
Interest Rate Contracts Recognized In Noninterest Income Mortgage Banking [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	3,594	3,305
Interest Rate Contracts Recognized In Noninterest Income Mortgage Banking [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	$ 246	$ 1,611

Derivatives, Sold and Purchased Credit Derivatives (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	$ 5,178	$ 5,826
Notional amount Protection sold	38,403	47,699
Notional amount Protection sold non investment grade	23,817	29,075
Notional amount Protection purchased with identical underlyings	18,372	26,495
Notional Net protection sold	20,031	21,204
Notional Other protection purchased	17,843	16,955
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	3,308	4,145
Notional amount Protection sold	4,691	5,825
Notional amount Protection sold non investment grade	4,300	5,246
Notional amount Protection purchased with identical underlyings	2,194	4,948
Notional Net protection sold	2,497	877
Notional Other protection purchased	1,335	2,482
Range of maturities, from	2016	2016
Range of maturities, to	2056	2056
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	68	12
Notional amount Protection sold	3,006	2,700
Notional amount Protection sold non investment grade	843	909
Notional amount Protection purchased with identical underlyings	2,341	2,167
Notional Net protection sold	665	533
Notional Other protection purchased	912	1,106
Range of maturities, from	2012	2011
Range of maturities, to	2017	2017
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1,002	810
Notional amount Protection sold	24,634	30,445
Notional amount Protection sold non investment grade	14,043	16,360
Notional amount Protection purchased with identical underlyings	13,329	17,978
Notional Net protection sold	11,305	12,467
Notional Other protection purchased	9,404	9,440
Range of maturities, from	2012	2011
Range of maturities, to	2021	2020
Total asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	76	128
Notional amount Protection sold	83	144
Notional amount Protection sold non investment grade	83	144
Notional amount Protection purchased with identical underlyings	8	46
Notional Net protection sold	75	98
Notional Other protection purchased	116	142
Range of maturities, from	2037	2037
Range of maturities, to	2046	2046
Loan deliverable credit default swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	2	2
Notional amount Protection sold	460	481
Notional amount Protection sold non investment grade	453	456
Notional amount Protection purchased with identical underlyings	355	391
Notional Net protection sold	105	90
Notional Other protection purchased	251	261
Range of maturities, from	2012	2011
Range of maturities, to	2016	2014
Other [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	9	12
Notional amount Protection sold	4,172	6,127
Notional amount Protection sold non investment grade	3,637	5,348
Notional amount Protection purchased with identical underlyings	126	41
Notional Net protection sold	4,046	6,086
Notional Other protection purchased	4,422	2,745
Range of maturities, from	2012	2011
Range of maturities, to	2056	2056
Commercial [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	713	717
Notional amount Protection sold	1,357	1,977
Notional amount Protection sold non investment grade	458	612
Notional amount Protection purchased with identical underlyings	19	924
Notional Net protection sold	1,338	1,053
Notional Other protection purchased	$ 1,403	$ 779
Range of maturities, from	2049	2049
Range of maturities, to	2052	2052

Fair Values of Assets and Liabilities Textuals (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2011 Private Equity Funds [Member]	Dec. 31, 2011 Venture Capital Funds [Member]	Dec. 31, 2011 Finance Leases Financing Receivable [Member]	Dec. 31, 2010 Finance Leases Financing Receivable [Member]	Dec. 31, 2009 Finance Leases Financing Receivable [Member]	Dec. 31, 2008 Finance Leases Financing Receivable [Member]	Dec. 31, 2007 Finance Leases Financing Receivable [Member]	Dec. 31, 2011 Collateralized loan obligations [Member]	Dec. 31, 2010 Collateralized loan obligations [Member]	Dec. 31, 2010 Trading assets (excluding derivatives) [Member]	Dec. 31, 2010 Loans [Member]	Dec. 31, 2010 Mortgage servicing rights [Member]	Dec. 31, 2010 Long-term debt [Member]	Dec. 31, 2011 Available for sale Securities [Member]	Dec. 31, 2010 Available for sale Securities [Member]	Dec. 31, 2011 Available for sale Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Available for sale Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Available for sale Securities [Member] Debt Securities [Member]	Dec. 31, 2011 Other Trading Assets [Member]	Dec. 31, 2011 Carrying amount [Member]	Dec. 31, 2010 Carrying amount [Member]	Dec. 31, 2011 Carrying amount [Member] Offshore Funds [Member]	Dec. 31, 2010 Carrying amount [Member] Offshore Funds [Member]	Dec. 31, 2011 Estimated fair value [Member]	Dec. 31, 2010 Estimated fair value [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosures, Significant Transfers Out Of Level 3															$ 276		$ 118			$ 1,900
Fair Value Disclosure, Significant Transfers Into Level 3																366		359		829
Fair Value Disclosure, Transfers from Level 2 to Level 3																			502			1,700
Fair Value Disclosure Transfers From Level 3 To Level 2																				4,900	801		4,000
Fair Value Disclosure, Transfers from Level 2 to Level 1																								709
Redemption restriction for investment																											200	74
Loans	769,631	757,267	782,770	864,830	382,195			13,117	13,094	14,210	15,829	6,772													731,308	721,016			723,867	710,147
Capital Lease Obligation	116	26
Loan Commitments And Standby, Commercial And Similar Letters of Credit																									495	673			495	673
Total trading assets (excluding derivatives)													583	671
Securities available for sale	$ 222,613	$ 172,654											$ 8,100	$ 4,200
Liquidation period						9y	6y

Fair Value, Measurements From Independent Brokers or Independent Third Party Pricing Services (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Loans held for sale	$ 1,176	$ 873
Independent brokers [Member] | Level 1 [Member]
Assets:
Trading assets (excluding derivatives)	0	0
Total Securities Available for Sale	0	0
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	0
Independent brokers [Member] | Level 1 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 2 [Member]
Assets:
Trading assets (excluding derivatives)	446	1,211
Total Securities Available for Sale	3,449	219
Derivatives (trading and other assets)	17	15
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	11	0
Other liabilities	22	20
Independent brokers [Member] | Level 2 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	3,449	219
Independent brokers [Member] | Level 2 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 2 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	16	15
Independent brokers [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	2,342	3
Independent brokers [Member] | Level 2 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	1,091	201
Independent brokers [Member] | Level 2 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 3 [Member]
Assets:
Trading assets (excluding derivatives)	7	6
Total Securities Available for Sale	8,206	4,183
Derivatives (trading and other assets)	44	44
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	43	46
Other liabilities	0	0
Independent brokers [Member] | Level 3 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	8,206	4,183
Independent brokers [Member] | Level 3 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 3 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 3 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	43	50
Independent brokers [Member] | Level 3 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	8,163	4,133
Independent brokers [Member] | Level 3 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member]
Assets:
Trading assets (excluding derivatives)	1,086	21
Total Securities Available for Sale	901	1,137
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	6	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	868	936
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	868	936
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	33	201
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member]
Assets:
Trading assets (excluding derivatives)	1,564	2,123
Total Securities Available for Sale	171,756	131,627
Derivatives (trading and other assets)	834	740
Loans held for sale	1	1
Liabilities:
Derivatives (liabilities)	850	841
Other liabilities	249	393
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	171,091	130,900
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	5,748	263
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	21,014	14,055
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	118,107	102,206
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	26,222	14,376
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	665	727
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member]
Assets:
Trading assets (excluding derivatives)	0	0
Total Securities Available for Sale	334	791
Derivatives (trading and other assets)	0	8
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	331	775
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	186	169
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	145	606
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	$ 3	$ 16

Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Mortgages held for sale	$ 44,791	$ 47,531
Loans held for sale	1,176	873
Loans	5,916	309
MSRs (carried at fair value)	12,603	14,467
Fair Value Asset derivatives, net	27,553	21,889
Liabilities:
Fair Value Liability derivatives, net	(15,468)	(10,884)
Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	55,837	33,051
Total trading assets (excluding derivatives)	57,867	34,990
Securities available for sale	222,613	172,654
Mortgages held for sale	44,791	47,531
Loans held for sale	1,176	873
Loans	5,916	309
MSRs (carried at fair value)	12,603	14,467
Fair Value Asset derivatives, netting	(81,143)	(63,469)
Fair Value Asset derivatives, net	27,553	21,889
Other Assets, Excluding Derivatives	467	397
Total assets recorded at fair value	372,986	293,110
Liabilities:
Netting, Derivative Liabilities	89,990	70,009
Fair Value Liability derivatives, net	(15,468)	(10,884)
Total short sale liabilities	(10,832)	(9,980)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(142)	(380)
Total liabilities recorded at fair value	(26,442)	(21,244)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	92,077	68,249
Liabilities:
Total derivative liabilities	(88,614)	(63,568)
Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	4,351	4,133
Liabilities:
Total derivative liabilities	(4,234)	(3,918)
Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	3,768	3,272
Liabilities:
Total derivative liabilities	(3,661)	(3,496)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	4,924	4,350
Liabilities:
Total derivative liabilities	(3,378)	(3,462)
Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	3,576	5,346
Liabilities:
Total derivative liabilities	(5,454)	(6,414)
Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	8
Liabilities:
Total derivative liabilities	(117)	(35)
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	219,196	167,465
Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	2,030	1,939
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,980	4,675
Securities available for sale	6,968	1,604
Liabilities:
Total short sale liabilities	(4,739)	(3,956)
US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	2,491	1,898
Securities available for sale	32,593	18,654
Liabilities:
Total short sale liabilities	(2)
Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	35,067	9,254
Securities available for sale	132,740	115,794
Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	96,754	82,037
Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	17,836	20,203
Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	18,150	13,554
Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,582	1,915
Securities available for sale	8,599	4,778
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,576	10,330
Securities available for sale	18,404	10,279
Liabilities:
Total short sale liabilities	(4,112)	(3,798)
Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,283	2,177
Securities available for sale	18,848	15,901
Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	6,727	6,356
Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	932	1,110
Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	11,189	8,435
Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,044	455
Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(737)	(347)
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,858	2,802
Securities available for sale	3,417	5,189
Liabilities:
Total short sale liabilities	(1,242)	(1,879)
Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	2,527	3,832
Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	890	1,357
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	5,024	3,483
Total trading assets (excluding derivatives)	6,871	4,299
Securities available for sale	2,552	2,883
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	0	0
Derivative Asset, Fair Value	506	561
Other Assets, Excluding Derivatives	88	38
Total assets recorded at fair value	10,017	7,781
Liabilities:
Netting, Derivative Liabilities	0	0
Total derivative liabilities	(264)	(335)
Total short sale liabilities	(4,764)	(4,528)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	0
Total liabilities recorded at fair value	(5,028)	(4,863)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	(4)	(7)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	471	511
Liabilities:
Total derivative liabilities	(229)	(259)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	35	42
Liabilities:
Total derivative liabilities	(31)	(69)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	8
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,186	938
Level 1 [Member] | Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	1,847	816
Level 1 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3,342	1,340
Securities available for sale	869	938
Liabilities:
Total short sale liabilities	(3,820)	(2,827)
Level 1 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
Level 1 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	317	0
Liabilities:
Total short sale liabilities	0	0
Level 1 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Level 1 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,682	2,143
Securities available for sale	1,366	1,945
Liabilities:
Total short sale liabilities	(944)	(1,701)
Level 1 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	552	721
Level 1 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	814	1,224
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	48,779	26,965
Total trading assets (excluding derivatives)	48,847	27,952
Securities available for sale	188,205	147,813
Mortgages held for sale	41,381	44,226
Loans held for sale	1,176	873
Loans	5,893	0
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	0	0
Derivative Asset, Fair Value	105,202	79,958
Other Assets, Excluding Derivatives	135	45
Total assets recorded at fair value	390,839	300,867
Liabilities:
Netting, Derivative Liabilities	0	0
Total derivative liabilities	(100,618)	(74,527)
Total short sale liabilities	(6,068)	(5,452)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(98)	(36)
Total liabilities recorded at fair value	(106,784)	(80,015)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	91,022	67,380
Liabilities:
Total derivative liabilities	(88,164)	(62,769)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	4,351	4,133
Liabilities:
Total derivative liabilities	(4,234)	(3,917)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	2,737	2,040
Liabilities:
Total derivative liabilities	(2,797)	(2,291)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	4,873	4,257
Liabilities:
Total derivative liabilities	(3,324)	(3,351)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	2,219	2,148
Liabilities:
Total derivative liabilities	(2,099)	(2,199)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 2 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	187,521	147,035
Level 2 [Member] | Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	68	987
Level 2 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3,638	3,335
Securities available for sale	6,099	666
Liabilities:
Total short sale liabilities	(919)	(1,129)
Level 2 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	2,438	1,893
Securities available for sale	21,077	14,090
Liabilities:
Total short sale liabilities	(2)
Level 2 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	34,959	9,137
Securities available for sale	132,447	115,557
Level 2 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	96,754	82,037
Level 2 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	17,775	20,183
Level 2 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	17,918	13,337
Level 2 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 2 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,479	10,164
Securities available for sale	17,792	9,846
Liabilities:
Total short sale liabilities	(4,112)	(3,798)
Level 2 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,093	1,811
Securities available for sale	9,062	6,506
Level 2 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	86	223
Level 2 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	650	998
Level 2 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	8,326	5,285
Level 2 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,044	370
Level 2 [Member] | Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(737)	(347)
Level 2 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	172	625
Securities available for sale	684	778
Liabilities:
Total short sale liabilities	(298)	(178)
Level 2 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	631	677
Level 2 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	53	101
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	2,034	2,603
Total trading assets (excluding derivatives)	2,149	2,739
Securities available for sale	31,856	21,958
Mortgages held for sale	3,410	3,305
Loans held for sale	0	0
Loans	23	309
MSRs (carried at fair value)	12,603	14,467
Fair Value Asset derivatives, netting	0	0
Derivative Asset, Fair Value	2,988	4,839
Other Assets, Excluding Derivatives	244	314
Total assets recorded at fair value	53,273	47,931
Liabilities:
Netting, Derivative Liabilities	0	0
Total derivative liabilities	(4,576)	(6,031)
Total short sale liabilities	0	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(44)	(344)
Total liabilities recorded at fair value	(4,620)	(6,375)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	1,055	869
Liabilities:
Total derivative liabilities	(446)	(792)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	(1)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	560	721
Liabilities:
Total derivative liabilities	(635)	(946)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	16	51
Liabilities:
Total derivative liabilities	(23)	(42)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	1,357	3,198
Liabilities:
Total derivative liabilities	(3,355)	(4,215)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	(117)	(35)
Level 3 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	30,489	19,492
Level 3 [Member] | Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	115	136
Level 3 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	53	5
Securities available for sale	11,516	4,564
Liabilities:
Total short sale liabilities	0
Level 3 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	108	117
Securities available for sale	293	237
Level 3 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 3 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	61	20
Level 3 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	232	217
Level 3 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,582	1,915
Securities available for sale	8,599	4,778
Level 3 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	97	166
Securities available for sale	295	433
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	190	366
Securities available for sale	9,786	9,395
Level 3 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	6,641	6,133
Level 3 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	282	112
Level 3 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	2,863	3,150
Level 3 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	85
Level 3 [Member] | Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	4	34
Securities available for sale	1,367	2,466
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,344	2,434
Level 3 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	23	32
Netting [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Total trading assets (excluding derivatives)	0	0
Securities available for sale	0	0
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	(81,143)	(63,469)
Derivative Asset, Fair Value	(81,143)	(63,469)
Other Assets, Excluding Derivatives	0	0
Total assets recorded at fair value	(81,143)	(63,469)
Liabilities:
Netting, Derivative Liabilities	89,990	70,009
Total derivative liabilities	89,990	70,009
Total short sale liabilities	0	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	0
Total liabilities recorded at fair value	89,990	70,009
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	0	0
Netting [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
Netting [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	$ 0	$ 0

Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading Securities [Member] | Securities (Assets) [Member]
Assets:
Balance, beginning of period	$ 2,603	$ 2,040
Net income	58	503
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(541)	375
Transfers into Level 3	83	21
Transfers out of Level 3	(169)	(336)
Balance, end of period	2,034	2,603
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(13)	76
Trading Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Balance, beginning of period	5	5
Net income	3	2
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	12	(11)
Transfers into Level 3	51	9
Transfers out of Level 3	(18)	0
Balance, end of period	53	5
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	0	1
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	117	146
Net income	6	(7)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(36)	101
Transfers into Level 3	31	0
Transfers out of Level 3	(10)	(123)
Balance, end of period	108	117
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(4)	(17)
Trading Securities [Member] | Collateralized debt obligations [Member]
Assets:
Balance, beginning of period	1,915	1,133
Net income	(24)	418
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(297)	364
Transfers into Level 3	0	0
Transfers out of Level 3	(12)	0
Balance, end of period	1,582	1,915
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	1	11
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	166	223
Net income	1	9
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(70)	67
Transfers into Level 3	0	9
Transfers out of Level 3	0	(142)
Balance, end of period	97	166
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(80)	16
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of period	366	497
Net income	75	80
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(122)	(141)
Transfers into Level 3	0	1
Transfers out of Level 3	(129)	(71)
Balance, end of period	190	366
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(2)	67
Trading Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of period	34	36
Net income	(3)	1
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(28)	(5)
Transfers into Level 3	1	2
Transfers out of Level 3	0	0
Balance, end of period	4	34
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	72	(2)
Trading assets (excluding derivatives) [Member]
Assets:
Balance, beginning of period	2,739	2,311	3,495
Net income	37	468	202
Net gains included in other comprehensive income	0	0	2
Purchases, sales, issuances and settlements, net	(539)	356	(1,749)
Transfers into Level 3	83	21
Transfers out of Level 3	(171)	(417)
Net transfers into and/or out of Level 3			361
Balance, end of period	2,149	2,739	2,311
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	1	86	276
Trading assets (excluding derivatives) [Member] | Other Trading Assets [Member]
Assets:
Balance, beginning of period	136	271
Net income	(21)	(35)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	2	(19)
Transfers into Level 3	0	0
Transfers out of Level 3	(2)	(81)
Balance, end of period	115	136
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	14	10
Mortgages held for sale [Member]
Assets:
Balance, beginning of period	3,305	3,523	4,718
Net income	44	43	(96)
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(104)	(253)	(921)
Transfers into Level 3	492	380
Transfers out of Level 3	(327)	(388)
Net transfers into and/or out of Level 3			(178)
Balance, end of period	3,410	3,305	3,523
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	43	39	(109)
Loans [Member]
Assets:
Balance, beginning of period	309	0
Net income	13	55
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(299)	(112)
Transfers into Level 3	0	1,035
Transfers out of Level 3	0	(669)
Balance, end of period	23	309
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	0	55
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	14,467	16,004	14,714
Net income	(5,821)	(5,511)	(4,970)
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	3,957	4,092	6,260
Transfers into Level 3	0	0
Transfers out of Level 3	0	(118)
Net transfers into and/or out of Level 3			0
Balance, end of period	12,603	14,467	16,004
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	(3,680)	(2,957)	(1,534)
Derivatives [Member]
Assets and Liabilities:
Balance, beginning of period	(1,192)	(832)	37
Net income	3,233	2,759	1,439
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(3,524)	(3,338)	(2,291)
Transfers into Level 3	(9)	165
Transfers out of Level 3	(96)	54
Net transfers into and/or out of Level 3			(17)
Balance, end of period	(1,588)	(1,192)	(832)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	396	(930)	(799)
Derivatives [Member] | Interest Rate Contract [Member]
Assets and Liabilities:
Balance, beginning of period	77	(114)
Net income	4,051	3,514
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(3,414)	(3,482)
Transfers into Level 3	(1)	159
Transfers out of Level 3	(104)	0
Balance, end of period	609	77
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	309	(266)
Derivatives [Member] | Commodity Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(1)	0
Net income	2	(1)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(9)	0
Transfers into Level 3	(3)	0
Transfers out of Level 3	11	0
Balance, end of period	0	(1)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	1	(1)
Derivatives [Member] | Equity Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(225)	(344)
Net income	126	(104)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	28	169
Transfers into Level 3	(6)	0
Transfers out of Level 3	2	54
Balance, end of period	(75)	(225)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	55	(19)
Derivatives [Member] | Foreign Exchange Contract [Member]
Assets and Liabilities:
Balance, beginning of period	9	(1)
Net income	(8)	21
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(6)	(11)
Transfers into Level 3	1	0
Transfers out of Level 3	(3)	0
Balance, end of period	(7)	9
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	(19)	0
Derivatives [Member] | Credit Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(1,017)	(330)
Net income	(856)	(675)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(123)	(18)
Transfers into Level 3	0	6
Transfers out of Level 3	(2)	0
Balance, end of period	(1,998)	(1,017)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	50	(644)
Derivatives [Member] | Other Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(35)	(43)
Net income	(82)	4
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	0	4
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance, end of period	(117)	(35)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	0	0
Other Assets [Member]
Assets:
Balance, beginning of period	314	1,373	1,231
Net income	12	29	10
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(82)	(103)	132
Transfers into Level 3	0	4
Transfers out of Level 3	0	(989)
Net transfers into and/or out of Level 3			0
Balance, end of period	244	314	1,373
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	3	(38)	12
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	0
Net income	0
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance, end of period	0
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to liabilities held at period end	0
Short sale liabilities [Member] | Corporate debt securities [Member]
Liabilities:
Balance, beginning of period		(26)
Net income		(2)
Net gains included in other comprehensive income		0
Purchases, sales, issuances and settlements, net		(37)
Transfers into Level 3		0
Transfers out of Level 3		65
Balance, end of period		0
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to liabilities held at period end		0
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Balance, beginning of period	(344)	(10)
Net income	(8)	(55)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	308	94
Transfers into Level 3	0	(1,038)
Transfers out of Level 3	0	665
Balance, end of period	(44)	(344)
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to liabilities held at period end	0	(58)
Other Liabilities Excluding Derivatives [Member]
Liabilities:
Balance, beginning of period			(16)
Net income			(11)
Net gains included in other comprehensive income			0
Purchases, sales, issuances and settlements, net			1
Net transfers into and/or out of Level 3			(10)
Balance, end of period			(36)
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to liabilities held at period end			14
Available for sale Securities [Member] | Securities (Assets) [Member]
Assets:
Balance, beginning of period	21,958	22,773	22,692
Net income	568	346	97
Net gains included in other comprehensive income	(242)	370	4,134
Purchases, sales, issuances and settlements, net	9,873	2,818	(153)
Transfers into Level 3	502	2,472
Transfers out of Level 3	(803)	(6,821)
Net transfers into and/or out of Level 3			(3,997)
Balance, end of period	31,856	21,958	22,773
Net unrealized gains (losses) included in debt securities available for sale and equity investments in the income statement related to assets held at period end	(143)	(40)	(526)
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Balance, beginning of period	19,492	20,380	19,867
Net income	408	246	(7)
Net gains included in other comprehensive income	(236)	396	3,992
Purchases, sales, issuances and settlements, net	11,126	2,833	507
Transfers into Level 3	500	2,378
Transfers out of Level 3	(801)	(6,741)
Net transfers into and/or out of Level 3			(3,979)
Balance, end of period	30,489	19,492	20,380
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(90)	(40)	(525)
Available for sale Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Balance, beginning of period	4,564	818	903
Net income	10	12	23
Net gains included in other comprehensive income	52	63	0
Purchases, sales, issuances and settlements, net	6,923	3,485	25
Transfers into Level 3	0	192
Transfers out of Level 3	(33)	(6)
Net transfers into and/or out of Level 3			(133)
Balance, end of period	11,516	4,564	818
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	9	4	(8)
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	237	2,883	3,800
Net income	(53)	(21)	(294)
Net gains included in other comprehensive income	58	383	1,986
Purchases, sales, issuances and settlements, net	(4)	(58)	(718)
Transfers into Level 3	123	501
Transfers out of Level 3	(68)	(3,451)
Net transfers into and/or out of Level 3			(1,891)
Balance, end of period	293	237	2,883
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(64)	(13)	(339)
Available for sale Securities [Member] | Federal agencies [Member]
Assets:
Balance, beginning of period			4
Net income			0
Net gains included in other comprehensive income			0
Purchases, sales, issuances and settlements, net			0
Net transfers into and/or out of Level 3			(4)
Balance, end of period			0
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end			0
Available for sale Securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	20	1,084	3,510
Net income	(9)	7	(74)
Net gains included in other comprehensive income	(1)	(21)	1,092
Purchases, sales, issuances and settlements, net	(6)	(48)	(759)
Transfers into Level 3	121	274
Transfers out of Level 3	(64)	(1,276)
Net transfers into and/or out of Level 3			(2,685)
Balance, end of period	61	20	1,084
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(8)	(8)	(227)
Available for sale Securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	217	1,799	286
Net income	(44)	(28)	(220)
Net gains included in other comprehensive income	59	404	894
Purchases, sales, issuances and settlements, net	2	(10)	41
Transfers into Level 3	2	227
Transfers out of Level 3	(4)	(2,175)
Net transfers into and/or out of Level 3			798
Balance, end of period	232	217	1,799
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(56)	(5)	(112)
Available for sale Securities [Member] | Collateralized debt obligations [Member]
Assets:
Balance, beginning of period	4,778	3,725	2,083
Net income	290	210	125
Net gains included in other comprehensive income	(202)	96	577
Purchases, sales, issuances and settlements, net	3,725	959	623
Transfers into Level 3	8	0
Transfers out of Level 3	0	(212)
Net transfers into and/or out of Level 3			317
Balance, end of period	8,599	4,778	3,725
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	(14)	(84)
Available for sale Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	433	367	282
Net income	150	7	3
Net gains included in other comprehensive income	(112)	68	61
Purchases, sales, issuances and settlements, net	(185)	(113)	(7)
Transfers into Level 3	41	259
Transfers out of Level 3	(32)	(155)
Net transfers into and/or out of Level 3			28
Balance, end of period	295	433	367
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(3)	0	0
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of period	9,395	12,510
Net income	11	53
Net gains included in other comprehensive income	(32)	(225)
Purchases, sales, issuances and settlements, net	752	(1,452)
Transfers into Level 3	328	1,426
Transfers out of Level 3	(668)	(2,917)
Balance, end of period	9,786	9,395
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(32)	(17)
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of period	6,133	8,525
Net income	4	1
Net gains included in other comprehensive income	(27)	(246)
Purchases, sales, issuances and settlements, net	531	(2,403)
Transfers into Level 3	0	256
Transfers out of Level 3	0	0
Balance, end of period	6,641	6,133
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Balance, beginning of period	112	1,677
Net income	(3)	1
Net gains included in other comprehensive income	(18)	40
Purchases, sales, issuances and settlements, net	40	48
Transfers into Level 3	221	113
Transfers out of Level 3	(70)	(1,767)
Balance, end of period	282	112
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(25)	(5)
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	3,150	2,308
Net income	10	51
Net gains included in other comprehensive income	13	(19)
Purchases, sales, issuances and settlements, net	181	903
Transfers into Level 3	107	1,057
Transfers out of Level 3	(598)	(1,150)
Balance, end of period	2,863	3,150
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(7)	(12)
Available for sale Securities [Member] | Other Debt Securities [Member]
Assets:
Balance, beginning of period			12,799
Net income			136
Net gains included in other comprehensive income			1,368
Purchases, sales, issuances and settlements, net			584
Net transfers into and/or out of Level 3			(2,300)
Balance, end of period			12,587
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end			(94)
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Balance, beginning of period	85	77
Net income	0	(15)
Net gains included in other comprehensive income	0	11
Purchases, sales, issuances and settlements, net	(85)	12
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance, end of period	0	85
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of period	2,466	2,393	2,825
Net income	160	100	104
Net gains included in other comprehensive income	(6)	(26)	142
Purchases, sales, issuances and settlements, net	(1,253)	(15)	(660)
Transfers into Level 3	2	94
Transfers out of Level 3	(2)	(80)
Net transfers into and/or out of Level 3			(18)
Balance, end of period	1,367	2,466	2,393
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	(53)	0	(1)
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Assets:
Balance, beginning of period	2,434	2,305	2,775
Net income	160	100	104
Net gains included in other comprehensive income	(7)	(31)	144
Purchases, sales, issuances and settlements, net	(1,243)	6	(723)
Transfers into Level 3	2	80
Transfers out of Level 3	(2)	(26)
Net transfers into and/or out of Level 3			5
Balance, end of period	1,344	2,434	2,305
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	(53)	0	(1)
Available for sale Securities [Member] | Other equity securities [Member]
Assets:
Balance, beginning of period	32	88	50
Net income	0	0	0
Net gains included in other comprehensive income	1	5	(2)
Purchases, sales, issuances and settlements, net	(10)	(21)	63
Transfers into Level 3	0	14
Transfers out of Level 3	0	(54)
Net transfers into and/or out of Level 3			(23)
Balance, end of period	23	32	88
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	$ 0	$ 0	$ 0

Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Detail (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading Securities [Member] | Securities (Assets) [Member]
Assets:
Purchase	$ 2,728
Sales	(3,056)
Issuances	0
Settlements	(213)
Purchases, sales, issuances and settlements, net	(541)	375
Trading Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Purchase	313
Sales	(199)
Issuances	0
Settlements	(102)
Purchases, sales, issuances and settlements, net	12	(11)
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Purchase	759
Sales	(790)
Issuances	0
Settlements	(5)
Purchases, sales, issuances and settlements, net	(36)	101
Trading Securities [Member] | Collateralized debt obligations [Member]
Assets:
Purchase	1,054
Sales	(1,310)
Issuances	0
Settlements	(41)
Purchases, sales, issuances and settlements, net	(297)	364
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Purchase	80
Sales	(150)
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	(70)	67
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Purchase	516
Sales	(585)
Issuances	0
Settlements	(53)
Purchases, sales, issuances and settlements, net	(122)	(141)
Trading Securities [Member] | Equity Securities [Member]
Assets:
Purchase	6
Sales	(22)
Issuances	0
Settlements	(12)
Purchases, sales, issuances and settlements, net	(28)	(5)
Trading assets (excluding derivatives) [Member]
Assets:
Purchase	2,728
Sales	(3,056)
Issuances	2
Settlements	(213)
Purchases, sales, issuances and settlements, net	(539)	356	(1,749)
Trading assets (excluding derivatives) [Member] | Other Trading Assets [Member]
Assets:
Purchase	0
Sales	0
Issuances	2
Settlements	0
Purchases, sales, issuances and settlements, net	2	(19)
Mortgages held for sale [Member]
Assets:
Purchase	576
Sales	(21)
Issuances	0
Settlements	(659)
Purchases, sales, issuances and settlements, net	(104)	(253)	(921)
Loans [Member]
Assets:
Purchase	23
Sales	(309)
Issuances	0
Settlements	(13)
Purchases, sales, issuances and settlements, net	(299)	(112)
Mortgage servicing rights [Member]
Assets:
Purchase	0
Sales	0
Issuances	4,011
Settlements	(54)
Purchases, sales, issuances and settlements, net	3,957	4,092	6,260
Derivatives [Member]
Assets and Liabilities:
Purchases	146
Sales	(280)
Issuances	0
Settlements	(3,390)
Purchases, sales, issuances and settlements, net	(3,524)	(3,338)	(2,291)
Derivatives [Member] | Interest Rate Contract [Member]
Assets and Liabilities:
Purchases	6
Sales	(1)
Issuances	0
Settlements	(3,419)
Purchases, sales, issuances and settlements, net	(3,414)	(3,482)
Derivatives [Member] | Commodity Contract [Member]
Assets and Liabilities:
Purchases	7
Sales	(17)
Issuances	0
Settlements	1
Purchases, sales, issuances and settlements, net	(9)	0
Derivatives [Member] | Equity Contract [Member]
Assets and Liabilities:
Purchases	123
Sales	(255)
Issuances	0
Settlements	160
Purchases, sales, issuances and settlements, net	28	169
Derivatives [Member] | Foreign Exchange Contract [Member]
Assets and Liabilities:
Purchases	4
Sales	(4)
Issuances	0
Settlements	(6)
Purchases, sales, issuances and settlements, net	(6)	(11)
Derivatives [Member] | Credit Contract [Member]
Assets and Liabilities:
Purchases	6
Sales	(3)
Issuances	0
Settlements	(126)
Purchases, sales, issuances and settlements, net	(123)	(18)
Derivatives [Member] | Other Contract [Member]
Assets and Liabilities:
Purchases	0
Sales	0
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	0	4
Other Assets [Member]
Assets:
Purchase	10
Sales	(1)
Issuances	0
Settlements	(91)
Purchases, sales, issuances and settlements, net	(82)	(103)	132
Short sale liabilities [Member]
Liabilities:
Purchases	(125)
Sales	124
Issuances	0
Settlements	1
Purchases, sales, issuances and settlements, net	0
Short sale liabilities [Member] | Corporate debt securities [Member]
Liabilities:
Purchases, sales, issuances and settlements, net		(37)
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Purchases	(10)
Sales	1
Issuances	0
Settlements	317
Purchases, sales, issuances and settlements, net	308	94
Other Liabilities Excluding Derivatives [Member]
Liabilities:
Purchases, sales, issuances and settlements, net			1
Available for sale Securities [Member] | Securities (Assets) [Member]
Assets:
Purchase	16,597
Sales	(814)
Issuances	6,452
Settlements	(12,362)
Purchases, sales, issuances and settlements, net	9,873	2,818	(153)
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Purchase	16,593
Sales	(789)
Issuances	6,452
Settlements	(11,130)
Purchases, sales, issuances and settlements, net	11,126	2,833	507
Available for sale Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Purchase	4,280
Sales	(4)
Issuances	4,723
Settlements	(2,076)
Purchases, sales, issuances and settlements, net	6,923	3,485	25
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Purchase	24
Sales	0
Issuances	0
Settlements	(28)
Purchases, sales, issuances and settlements, net	(4)	(58)	(718)
Available for sale Securities [Member] | Federal agencies [Member]
Assets:
Purchases, sales, issuances and settlements, net			0
Available for sale Securities [Member] | Residential [Member]
Assets:
Purchase	3
Sales	0
Issuances	0
Settlements	(9)
Purchases, sales, issuances and settlements, net	(6)	(48)	(759)
Available for sale Securities [Member] | Commercial [Member]
Assets:
Purchase	21
Sales	0
Issuances	0
Settlements	(19)
Purchases, sales, issuances and settlements, net	2	(10)	41
Available for sale Securities [Member] | Collateralized debt obligations [Member]
Assets:
Purchase	4,805
Sales	(36)
Issuances	0
Settlements	(1,044)
Purchases, sales, issuances and settlements, net	3,725	959	623
Available for sale Securities [Member] | Corporate debt securities [Member]
Assets:
Purchase	94
Sales	(208)
Issuances	1
Settlements	(72)
Purchases, sales, issuances and settlements, net	(185)	(113)	(7)
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Purchase	7,390
Sales	(456)
Issuances	1,728
Settlements	(7,910)
Purchases, sales, issuances and settlements, net	752	(1,452)
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Purchase	5,918
Sales	0
Issuances	333
Settlements	(5,720)
Purchases, sales, issuances and settlements, net	531	(2,403)
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Purchase	44
Sales	0
Issuances	0
Settlements	(4)
Purchases, sales, issuances and settlements, net	40	48
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Purchase	1,428
Sales	(456)
Issuances	1,395
Settlements	(2,186)
Purchases, sales, issuances and settlements, net	181	903
Available for sale Securities [Member] | Other Debt Securities [Member]
Assets:
Purchases, sales, issuances and settlements, net			584
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Purchase	0
Sales	(85)
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	(85)	12
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Purchase	4
Sales	(25)
Issuances	0
Settlements	(1,232)
Purchases, sales, issuances and settlements, net	(1,253)	(15)	(660)
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Assets:
Purchase	1
Sales	(13)
Issuances	0
Settlements	(1,231)
Purchases, sales, issuances and settlements, net	(1,243)	6	(723)
Available for sale Securities [Member] | Other equity securities [Member]
Assets:
Purchase	3
Sales	(12)
Issuances	0
Settlements	(1)
Purchases, sales, issuances and settlements, net	$ (10)	$ (21)	$ 63

Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	$ 44,791	$ 47,531
Loans held for sale	1,176	873
Loans	5,916	309
MSRs (carried at fair value)	12,603	14,467
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	2,185	2,891
Loans held for sale	86	352
Loans	5,681	8,435
MSRs (carried at fair value)	293	104
Other assets	604	847
Fair Value, Measurements, Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,514	2,547
Fair Value, Measurements, Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	4,167	5,888
Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Other assets	0	0
Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,019	2,000
Loans held for sale	86	352
Loans	5,664	8,350
MSRs (carried at fair value)	0	0
Other assets	537	765
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,501	2,480
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	4,163	5,870
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,166	891
Loans held for sale	0	0
Loans	17	85
MSRs (carried at fair value)	293	104
Other assets	67	82
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	13	67
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 4	$ 18

Fair Value, Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Mortgages held for sale	$ 29	$ (20)
Loans held for sale	22	(1)
Loans	(5,948)	(8,187)
Mortgage servicing rights (amortized)	(34)	(3)
Other Assets	(256)	(301)
Total	(6,187)	(8,512)
Total Commercial [Member]
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Loans	(1,043)	(1,306)
Total Consumer [Member]
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Loans	$ (4,905)	$ (6,881)

Fair Value, Investments in Entities That Calculate Net Asset Value Per Share (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 1,434	$ 3,669
Unfunded commitments	268	705
Offshore Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	352	1,665
Unfunded commitments	0	0
Redemption frequency	Daily - Annually	Daily - Annually
Redemption notice period	1 - 180 days	1 - 180 days
Funds of funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	1	63
Unfunded commitments	0	0
Redemption frequency	Quarterly	Monthly - Quarterly
Redemption notice period	90 days	10 - 90 days
Hedge Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	22	23
Unfunded commitments	0	0
Redemption frequency	Daily - Annually	Monthly - Annually
Redemption notice period	5 - 95 days	30 - 120 days
Private equity [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	976	1,830
Unfunded commitments	240	669
Redemption frequency	N/A	N/A
Redemption notice period	N/A	N/A
Venture Capital Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	83	88
Unfunded commitments	$ 28	$ 36
Redemption frequency	N/A	N/A
Redemption notice period	N/A	N/A

Fair Value, Option, Carrying Amount (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	$ 44,791	$ 47,531
Loans held for sale	1,176	873
Loans	5,916	309
Long-term debt	0	306
Long-term debt, Unpaid principal	0	353
Long-term debt, Aggregate differences	0	(47)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	44,791	47,531
Mortgages held for sale, Unpaid principal	43,687	47,818
Loan held for sale, aggregate difference	1,104	(287)
Nonaccrual loans	265	325
Nonaccrual loans, Unpaid principal	584	662
Nonaccrual loans, Aggregate difference	(319)	(337)
Loans 90 days or more past due and still accruing	44	38
Loans 90 days or more past due and still accruing, Unpaid principal	56	47
Loans 90 days or more past due and still accruing, Aggregate difference	(12)	(9)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loan held for sale, aggregate difference	(40)	(24)
Loans held for sale	1,176	873
Loans held for sale, Unpaid principal	1,216	897
Nonaccrual loans	25	1
Nonaccrual loans, Unpaid principal	39	7
Nonaccrual loans, Aggregate difference	(14)	(6)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loan held for sale, aggregate difference	475	(39)
Loans	5,916	309
Loans, Unpaid principal	5,441	348
Nonaccrual loans	32	13
Nonaccrual loans, Unpaid principal	32	16
Nonaccrual loans, Aggregate difference	0	(3)
Loans 90 days or more past due and still accruing	0	2
Loans 90 days or more past due and still accruing, Unpaid principal	0	2
Loans 90 days or more past due and still accruing, Aggregate difference	$ 0	$ 0

Fair Value, Option, Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgages held for sale [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 6,084	$ 6,512	$ 4,891
Mortgages held for sale [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgages held for sale [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Loans held for sale [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Loans held for sale [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	32	24	99
Loans held for sale [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Loans [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	13	55	0
Loans [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	80	0	0
Loans [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Long-term debt [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(11)	(48)	0
Long-term debt [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Long-term debt [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other interests held [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other interests held [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other interests held [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ (25)	$ (13)	$ 117

Fair Value, Option, Instrument Specific Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	$ (112)	$ (4)	$ (214)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	(144)	(28)	(277)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	$ 32	$ 24	$ 63

Fair Value, Estimates for Financial Instruments Not Carried at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets:
Mortgages held for sale	$ 48,357	$ 51,763
Loans held for sale	1,338	1,290
Loans	769,631	757,267	782,770	864,830	382,195
Nonmarketable equity investments (cost method)	8,061	8,494
Liabilities:
Deposits	920,070	847,942
Long-term debt	125,354	156,983
Carrying amount [Member]
Assets:
Mortgages held for sale	3,566	4,232
Loans held for sale	162	417
Loans	731,308	721,016
Nonmarketable equity investments (cost method)	8,061	8,494
Liabilities:
Deposits	920,070	847,942
Long-term debt	125,238	156,651
Estimated fair value [Member]
Assets:
Mortgages held for sale	3,566	4,234
Loans held for sale	176	441
Loans	723,867	710,147
Nonmarketable equity investments (cost method)	8,490	8,814
Liabilities:
Deposits	921,803	849,642
Long-term debt	$ 126,484	$ 159,996

Preferred Stock Textuals (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Preferred Stock, No Voting Rights [Member]	Dec. 31, 2011 Preferred Stock, Voting Rights [Member]	Dec. 31, 2011 Series B - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series A - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 ESOP Preferred Stock [Member]	Dec. 31, 2011 Series I - 5.80% Fixed-to-Floating Class A Preferred Stock [Member]	Dec. 31, 2010 Series I - 5.80% Fixed-to-Floating Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Shares issued and outstanding	9,591,931	9,566,921				0				25,010	0
Preferred Stock, Shares Authorized					20,000,000	4,000,000
Redemption price per share										$ 100,000
Trust Preferred Securities Notice Redeemed During Period, Value			$ 5,800,000,000	$ 9,200,000,000
Preferred stock, former commitment to issue							1,800,000,000	2,500,000,000
Redemption terms									We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value
Additional paid-in capital included related to preferred stock	67,000,000	45,000,000
Par value	$ 11,971,000,000	$ 9,470,000,000			$ 0	$ 0				$ 2,501,000,000	$ 0
Voting Rights						If issued, preference shares would be limited to one vote per share

Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Detail of Preferred Stock [Abstract]
Preferred Stock Shares Authorized And Designated	10,047,010	10,089,512
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	9,591,931	9,566,921
Par value	11,971	9,470
Carrying value	10,572	8,071
Discount	1,399	1,399
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	858,759	618,382
Carrying value	859	618
Unearned ESOP shares	(926)	(663)
Preferred Stock, No Voting Rights [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Par value	0
Preferred Stock, Voting Rights [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	0
Par value	0
Employee Stock Ownership Plan Preferred Stock 2002 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	0	3,443
Carrying value	0	3
Employee Stock Ownership Plan Preferred Stock 2002 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2002 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	11.50%	11.50%
Employee Stock Ownership Plan Preferred Stock 2003 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	6,231	13,591
Carrying value	6	13
Employee Stock Ownership Plan Preferred Stock 2003 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2003 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2004 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	17,115	26,815
Carrying value	17	27
Employee Stock Ownership Plan Preferred Stock 2004 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2004 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2005 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	30,092	40,892
Carrying value	30	41
Employee Stock Ownership Plan Preferred Stock 2005 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.75%	9.75%
Employee Stock Ownership Plan Preferred Stock 2005 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	46,112	58,632
Carrying value	46	59
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2007 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	68,414	82,994
Carrying value	69	83
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2008 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	89,154	104,854
Carrying value	89	105
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	11.50%	11.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	231,361	287,161
Carrying value	232	287
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2011 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	370,280	0
Carrying value	370	0
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.00%	0.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.00%	0.00%
Series A - Non-Cumulative Perpetual Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	0	100,000
Preferred Stock Shares Authorized And Designated	0	25,001
Series B - Non-Cumulative Perpetual Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	0	100,000
Preferred Stock Shares Authorized And Designated	0	17,501
Series G - 7.25% Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	15,000	15,000
Preferred Stock Shares Authorized And Designated	50,000	50,000
Series H - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	20,000	20,000
Preferred Stock Shares Authorized And Designated	50,000	50,000
Series I - 5.80% Fixed-to-Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	100,000	100,000
Preferred Stock Shares Authorized And Designated	25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	25,010	0
Par value	2,501	0
Carrying value	2,501	0
Discount	0	0
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	1,000	1,000
Preferred Stock Shares Authorized And Designated	2,300,000	2,300,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	2,150,375	2,150,375
Par value	2,150	2,150
Carrying value	1,995	1,995
Discount	155	155
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	1,000	1,000
Preferred Stock Shares Authorized And Designated	3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	3,352,000	3,352,000
Par value	3,352	3,352
Carrying value	2,876	2,876
Discount	476	476
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	1,000	1,000
Preferred Stock Shares Authorized And Designated	4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	3,968,000	3,968,000
Par value	3,968	3,968
Carrying value	3,200	3,200
Discount	768	768
Dividend Equalization Preferred Shares [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	10	10
Preferred Stock Shares Authorized And Designated	97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	96,546	96,546
Par value	0	0
Carrying value	0	0
Discount	0	0

Common Stock and Stock Plans Textuals (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock and Stock Plans (Textual) [Abstract]
Warrants outstanding to purchase common shares, number of shares	39,179,509
Warrants outstanding to purchase common stock, exercise price	$ 34.01
Warrants purchased	264,972
Common stock issued to pay annual bonus awards, fair value	$ 0	$ 0	$ 94
Shares issued for compensation of executive officers, number	0	62,630	244,689
Shares issued for compensation of executive officers, average fair value		$ 27.44	$ 27.77
Total number of shares of common stock available for grant under plans	157
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 31.02	$ 27.29	$ 19.04
Unrecognized compensation cost related to nonvested awards	561
Expected weighted-average period to recognize unrecognized compensation costs related to awards	3.6
Fair value of awards vested	41	15	2
Vested, shares	(1,426,158)
Award vesting rights	Holders of RSRs are entitled to the related shares of common stock at no cost generally over three to five years after the RSRs were granted.
Performance Share Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 31.26	$ 27.46	$ 27.09
Unrecognized compensation cost related to nonvested awards	45
Expected weighted-average period to recognize unrecognized compensation costs related to awards	2
Vested, shares	0
Award vesting rights	Holders of performance share awards are entitled to the related shares of common stock at no cost subject to the Company's achievement of specified performance criteria over a three-year period.
Future vesting amount, minimum	0
Future vesting amount, maximum	either 125% or 150% of target
Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Unrecognized compensation cost related to nonvested awards	8
Expected weighted-average period to recognize unrecognized compensation costs related to awards	0.3
Total intrinsic value of options exercised	246	298	50
Cash received from exercise of options	$ 554	$ 687	$ 153
Award vesting rights	Except for options granted in 2004 and 2005, which generally vested in full upon grant, options generally become exercisable over three years beginning on the first anniversary of the date of grant.
Terms of award	Stock options must have an exercise price at or above fair market value (as defined in the plan) of the stock at the date of grant (except for substitute or replacement options granted in connection with mergers or other acquisitions) and a term of no more than 10 years.
Director Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting rights	The stock award vests immediately.
Terms of award	Options granted to directors can be exercised after twelve months through the tenth anniversary of the grant date.

Common Stock and Stock Plans, Shares Reserved, Issued and Authorized (Details)	Dec. 31, 2011	Dec. 31, 2010
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	858,972,461
Common Stock, Shares, Issued	5,358,522,061	5,272,414,622
Common stock, shares not reserved	2,782,505,478
Total shares authorized	9,000,000,000	9,000,000,000
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	746,119,381
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	6,916,421
Convertible Securities and Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	105,014,977
Director Awards [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	921,682

Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
Restricted share rights expense	$ 338	$ 252	$ 3
Performance shares	128	66	21
Stock options	63	118	221
Total stock incentive compensation expense	529	436	245
Related recognized tax benefit	$ 200	$ 165	$ 92

Common Stock and Stock Plans, Restricted Share Rights (Details) (Restricted Share Rights [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Share Rights [Member]
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested, fair value, beginning of period	$ 26.98
Nonvested, shares, beginning of period	23,036,722
Granted, shares	18,836,636
Granted, weighted-average grant-date fair value	$ 31.02	$ 27.29	$ 19.04
Vested, shares	(1,426,158)
Vested, weighted-average grant-date fair value	$ 28.55
Canceled or forfeited, shares	(1,167,071)
Canceled or forfeited, weighted-average grant-date fair value	$ 28.52
Nonvested, fair value, end of period	$ 28.81	$ 26.98
Nonvested, shares, end of period	39,280,129	23,036,722

Common Stock and Stock Plans, Summary of Performance Awards (Details) (Performance Share Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Share Awards [Member]
Summary of Performance Awards [Abstract]
Nonvested, fair value, beginning of period	$ 27.32
Nonvested, shares, beginning of period	2,564,584
Number of performance shares granted	3,853,274
Granted, weighted-average grant-date fair value	$ 31.26	$ 27.46	$ 27.09
Vested, shares	0
Canceled or forfeited, shares	(12,893)
Canceled or forfeited, weighted-average grant-date fair value	$ 31.33
Nonvested, fair value, end of period	$ 29.68	$ 27.32
Nonvested, shares, end of period	6,404,965	2,564,584

Common Stock and Stock Plans, Stock Option Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years
Incentive Compensation Plans [Member]
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	4.3
Options outstanding, aggregate intrinsic value	$ 890
Options outstanding, shares, beginning balance	306,770,791
Options granted, shares	953,308
Options, canceled or forfeited, shares	(11,457,278)
Options, Exercised, shares	(24,968,218)
Options outstanding, shares, ending balance	271,298,603
Options outstanding, weighted-average exercise price, beginning balance	$ 38.11
Options granted, weighted-average exercise price	$ 30.62
Options, canceled or forfeited, weighted-average exercise price	$ 73.47
Options, Exercised, weighted-average exercise price	$ 21.28
Options outstanding, weighted-average exercise price, ending balance	$ 38.14
Options exercisable and expected to be exercisable, shares	271,298,603
Options exercisable and expected to be exercisable, weighted-average exercise price	$ 38.14
Options exercisable and expected to be exercisable, weighted-average remaining contractual term (in yrs.)	4.3
Options exercisable and expected to be exercisable, aggregate intrinsic value	890
Options exercisable, shares	245,592,111
Options exercisable, weighted-average exercise price	$ 40.7
Options exercisable, weighted-average remaining contractual term (in yrs.)	4.1
Options exercisable, aggregate intrinsic value	529
PartnerShares Plan [Member]
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	0.2
Options outstanding, aggregate intrinsic value	17
Options outstanding, shares, beginning balance	8,474,545
Options, canceled or forfeited, shares	(137,253)
Options, Exercised, shares	(859,820)
Options outstanding, shares, ending balance	7,477,472
Options outstanding, weighted-average exercise price, beginning balance	$ 25.21
Options, canceled or forfeited, weighted-average exercise price	$ 24.94
Options, Exercised, weighted-average exercise price	$ 24.85
Options outstanding, weighted-average exercise price, ending balance	$ 25.25
Options exercisable, shares	7,477,472
Options exercisable, weighted-average exercise price	$ 25.25
Options exercisable, weighted-average remaining contractual term (in yrs.)	0.2
Options exercisable, aggregate intrinsic value	17
Director Awards [Member]
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	3.6
Options outstanding, aggregate intrinsic value	1
Options outstanding, shares, beginning balance	797,864
Options granted, shares	21,940
Options, canceled or forfeited, shares	(32,412)
Options, Exercised, shares	(65,960)
Options outstanding, shares, ending balance	721,432
Options outstanding, weighted-average exercise price, beginning balance	$ 29.1
Options granted, weighted-average exercise price	$ 28.68
Options, canceled or forfeited, weighted-average exercise price	$ 29.12
Options, Exercised, weighted-average exercise price	$ 23.9
Options outstanding, weighted-average exercise price, ending balance	$ 29.56
Options exercisable, shares	721,432
Options exercisable, weighted-average exercise price	$ 29.56
Options exercisable, weighted-average remaining contractual term (in yrs.)	3.6
Options exercisable, aggregate intrinsic value	$ 1

Common Stock and Stock Plans, Weighted Average Per Share Fair Value of Options Granted (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted-Average per Share Fair Value of Options Granted and the Assumptions Used [Abstract]
Per share fair value of options granted	$ 3.78	$ 6.11	$ 3.29
Expected Volatility	32.70%	44.30%	53.90%
Expected dividends	$ 0.32	$ 0.2	$ 0.33
Expected term (in years)	1	1.3	4.5
Risk-free interest rate	0.20%	0.60%	1.80%

Common Stock and Stock Plans, ESOP (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	131,046,406	118,901,327	110,157,999
Preferred Stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares	858,759	618,382	414,019
Fair value of unreleased ESOP	$ 859	$ 618	$ 414
Dividends paid to ESOP	95	76	51
Common Stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares	0	0	203,755
Fair value of unreleased ESOP	0	0	5
Dividends paid to ESOP	$ 60	$ 23	$ 45

Employee Benefits and Other Expenses Textual (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits and Other Expenses (Textual) [Abstract]
Defined benefit plan, decrease in pension expense, due to reducing amortization life of actuarial gains and losses, due to freezing and remeasurement of noncontributory defined benefit retirement plans					$ 500
Defined benefits plan, one-time curtailment gains included in pension expense decrease, due to reducing amortization life of actuarial gains and losses, from freezing and remeasurement of noncontributory defined benefit retirement plans					67
Defined benefit plan, amortization life for actuarial gains and losses, number of years	5	13
Defined benefit plan, alternative method used to amortize net gains and losses			We generally amortize net actuarial gain or loss in excess of a 5% corridor from accumulated OCI into net periodic pension cost over the estimated average remaining participation period.
Net actuarial gain (loss) to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months			141
Methodology and source data used to determine benefit obligation discount rate			We use a consistent methodology to determine the discount rate that is based on an established yield curve methodology. This methodology incorporates a broad group of top quartile Aa bonds consisting of approximately 250-275 bonds. The discount rate is determined by matching this yield curve with the timing and amounts of the expected benefit payments for our plans.
Defined Contribution Plan, terms			Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, although there may be a lower limit for certain highly compensated employees in order to maintain the qualified status of the 401(k) Plan. Eligible employees who complete one year of service are eligible for company matching contributions, which are generally dollar for dollar up to 6% of an employee's certified compensation. Effective January 1, 2010, previous and future matching contributions are 100% vested for active participants.
Employer contribution in shares of common stock to plan accounts of employees, percentage of certified compensation			2.00%	2.00%	1.00%
Employer contribution in shares of common stock to plan accounts of employees, dollar amount			311	316	150
Defined contribution retirement plan expense			1,104	1,092	862
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Increase in benefit obligation due to increasing assumed health care trend by one percentage point			63
Increase in total interest cost and service cost components of the net periodic benefit cost due to increasing assumed health care trend by one percentage point			3
Decrease in benefit obligation due to decreasing assumed health care trend by one percentage point			56
Decrease in total interest cost and service cost components of the net periodic benefit cost due to decreasing assumed health care trend by one percentage point			3
Long duration fixed income [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds. Investments in this category were made beginning in 2011.
Intermediate (core) fixed income [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.
Domestic large-cap stocks [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across nine unique investment strategies. For December 31, 2011 and 2010, respectively, approximately 34% and 33% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.
Domestic small-cap stocks [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.
International stocks [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category includes assets diversified across eight unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.
Real estate/timber[Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).
Multi-strategy hedge funds [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category consists of several investment strategies diversified over 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.
Postretirement Projected Benefit Obligation [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year			7.75%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate			This rate is assumed to trend down 0.25% per year
Ultimate health care cost trend rate			5.00%
Year that rate reaches ultimate health care cost trend rate			2023
Postretirement Benefit Costs [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate, current year			8.00%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate			These rates were assumed to decrease 0.25% per year
Ultimate health care cost trend rate			5.00%
Year that rate reaches ultimate health care cost trend rate			2023
Cash Balance Plan [Member]
Employee Benefits and Other Expenses (Textual) [Abstract]
Employer contribution			0
Investment Strategy And Asset Allocation Textuals [Abstract]
Asset allocation in equities, Minimum of target mix range			35.00%
Asset allocation in equities, maximum of target mix range			55.00%
Asset allocation Plan in fixed income, minimum of target mix range			35.00%
Asset allocation in fixed income, maximum of target mix range			55.00%
Asset allocation in real estate, venture capital, private equity and other investments, maximum of target mix range			10.00%
VEBA [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Asset allocation in equities, Minimum of target mix range			20.00%
Asset allocation in equities, maximum of target mix range			40.00%
Asset allocation Plan in fixed income, minimum of target mix range			60.00%
Asset allocation in fixed income, maximum of target mix range			80.00%
Other benefits [Member]
Employee Benefits and Other Expenses (Textual) [Abstract]
Net prior service cost (credit) to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months			$ 2
Discount rate, benefit obligation			4.75%	5.25%
Discount rate, periodic benefit cost			5.25%	5.75%	6.75%
Pension benefits [Member]
Employee Benefits and Other Expenses (Textual) [Abstract]
Discount rate, benefit obligation			5.00%	5.25%
Discount rate, periodic benefit cost	6.75%	7.75%	5.25%	5.75%	7.42%

Employee Benefits, Changes in Benefit Obligation and Plan Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in plan assets:
Fair value of plan assets at end of year	$ 9,061	$ 9,639
Pension benefits qualified [Member]
Change in benefit obligation:
Service cost	6	5	210
Interest cost	520	554	595
Change in plan assets:
Funded status at end of year	(1,573)	(698)
Liabilities, amounts recognized in balance sheet at end of year	(1,573)	(698)
Pension benefits qualified [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	10,337	10,038
Service cost	6	5
Interest cost	520	554
Plan participants' contributions	0	0
Amendments	0	2
Actuarial loss (gain)	501	386
Benefits paid	(726)	(652)
Curtailments	(3)	0
Liability transfer	0	0
Foreign exchange impact	(1)	4
Benefit obligation at end of year	10,634	10,337
Pension benefits qualified [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	0	0
Benefits paid	(726)	(652)
Foreign exchange impact	(1)	4
Change in plan assets:
Fair value of plan assets at beginning of year	9,639	9,112
Actual return on plan assets	139	1,163
Employer contribution	10	12
Fair value of plan assets at end of year	9,061	9,639
Pension benefits non-qualified [Member]
Change in benefit obligation:
Service cost	1	0	8
Interest cost	34	37	43
Change in plan assets:
Funded status at end of year	(691)	(693)
Liabilities, amounts recognized in balance sheet at end of year	(691)	(693)
Pension benefits non-qualified [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	693	681
Service cost	1	0
Interest cost	34	37
Plan participants' contributions	0	0
Amendments	0	0
Actuarial loss (gain)	33	46
Benefits paid	(70)	(71)
Curtailments	0	0
Liability transfer	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	691	693
Pension benefits non-qualified [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	0	0
Benefits paid	(70)	(71)
Foreign exchange impact	0	0
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	70	71
Fair value of plan assets at end of year	0	0
Other benefits [Member]
Change in benefit obligation:
Service cost	13	13	13
Interest cost	71	78	83
Change in plan assets:
Fair value of plan assets at beginning of year	697
Fair value of plan assets at end of year	640	697
Funded status at end of year	(664)	(701)
Liabilities, amounts recognized in balance sheet at end of year	(664)	(701)
Other benefits [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,398	1,401
Service cost	13	13
Interest cost	71	78
Plan participants' contributions	88	74
Amendments	0	0
Actuarial loss (gain)	(105)	(5)
Benefits paid	(161)	(147)
Curtailments	0	0
Liability transfer	0	(17)
Foreign exchange impact	0	1
Benefit obligation at end of year	1,304	1,398
Other benefits [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	88	74
Benefits paid	(161)	(147)
Foreign exchange impact	0	0
Change in plan assets:
Fair value of plan assets at beginning of year	697	376
Actual return on plan assets	10	33
Employer contribution	6	361
Fair value of plan assets at end of year	$ 640	$ 697

Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 11,325	$ 11,030
Accumulated benefit obligation	11,321	11,019
Defined Benefit Plan, Fair Value of Plan Assets	$ 9,061	$ 9,639

Employee Benefits, Components of Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income:
Net actuarial loss (gain)	$ (1,079)	$ 20	$ 222
Pension benefits qualified [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	6	5	210
Interest cost	520	554	595
Expected return on plan assets	(759)	(717)	(643)
Amortization of net actuarial loss	86	105	194
Amortization of prior service credit	0	0	0
Settlements	4	0	0
Curtailment loss (gain)	0	3	(32)
Net periodic benefit cost (income)	(143)	(50)	324
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income:
Net actuarial loss (gain)	1,120	(59)	(346)
Amortization of net actuarial loss	(86)	(105)	(194)
Prior service cost	0	2	0
Amortization of prior service cost	0	0	0
Settlement	(4)	0	0
Net loss (gain) in curtailment	(3)	(3)	32
Net gain on amendment	0	0	0
Translation adjustments	(1)	0	3
Total recognized in other comprehensive income	1,026	(165)	(505)
Total recognized in net periodic benefit cost and other comprehensive income	883	(215)	(181)
Pension benefits non-qualified [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	1	0	8
Interest cost	34	37	43
Expected return on plan assets	0	0	0
Amortization of net actuarial loss	6	3	2
Amortization of prior service credit	0	0	(1)
Settlements	3	0	0
Curtailment loss (gain)	0	0	(33)
Net periodic benefit cost (income)	44	40	19
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income:
Net actuarial loss (gain)	33	46	25
Amortization of net actuarial loss	(6)	(3)	(2)
Prior service cost	0	0	0
Amortization of prior service cost	0	0	1
Settlement	(3)	0	0
Net loss (gain) in curtailment	0	0	33
Net gain on amendment	0	0	0
Translation adjustments	0	0	0
Total recognized in other comprehensive income	24	43	57
Total recognized in net periodic benefit cost and other comprehensive income	68	83	76
Other benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	13	13	13
Interest cost	71	78	83
Expected return on plan assets	(41)	(29)	(29)
Amortization of net actuarial loss	0	1	3
Amortization of prior service credit	(3)	(4)	(3)
Settlements	0	0	0
Curtailment loss (gain)	0	(4)	0
Net periodic benefit cost (income)	40	55	67
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income:
Net actuarial loss (gain)	(74)	(9)	99
Amortization of net actuarial loss	0	(1)	(3)
Prior service cost	0	0	0
Amortization of prior service cost	3	4	3
Settlement	0	0	0
Net loss (gain) in curtailment	0	4	0
Net gain on amendment	0	0	(54)
Translation adjustments	0	0	2
Total recognized in other comprehensive income	(71)	(2)	47
Total recognized in net periodic benefit cost and other comprehensive income	$ (31)	$ 53	$ 114

Employee Benefits, Amounts Recognized in Accumulated OCI and Weighted-Average Assumptions in Determining Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	6.75%	7.75%	5.25%	5.75%	7.42%
Expected return on plan assets			8.25%	8.25%	8.75%
Rate of compensation increase			0.00%	0.00%	4.00%
Pension benefits qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss			2,699	1,672
Net prior service credit			0	0
Net transition obligation			0	0
Translation adjustments			0	1
Total			2,699	1,673
Pension benefits non-qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss			137	113
Net prior service credit			0	0
Net transition obligation			0	0
Translation adjustments			0	0
Total			137	113
Other benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss			61	135
Net prior service credit			(27)	(30)
Net transition obligation			1	1
Translation adjustments			0	0
Total			35	106
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate			5.25%	5.75%	6.75%
Expected return on plan assets			6.00%	8.25%	8.75%
Rate of compensation increase			0.00%	0.00%	0.00%

Employee Benefits, Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension benefits qualified [Member]
Future Benefit Payments:
2012	$ 788
2013	768
2014	749
2015	746
2016	742
2017-2021	3,455
Pension benefits non-qualified [Member]
Future Benefit Payments:
2012	73
2013	70
2014	67
2015	63
2016	63
2017-2021	286
Other benefits [Member]
Future Benefit Payments:
2012	102
2013	105
2014	107
2015	110
2016	111
2017-2021	548
Subsidy Receipts:
2012	14
2013	14
2014	15
2015	10
2016	10
2017-2021	$ 49

Employee Benefits, Balances of Pension Plan And Other Benefits Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Fair value of plan assets at end of year	$ 9,061	$ 9,639
Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	646	711
Payable upon return of securities loaned	(5)	(5)
Net receivables (payables)	(1)	(9)
Fair value of plan assets at end of year	640	697
Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	9,229	10,065
Payable upon return of securities loaned	(145)	(145)
Net receivables (payables)	(23)	(281)
Fair value of plan assets at end of year	9,061	9,639
Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	285	345
Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	3,101	3,835
Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	314	318
Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	5,336	5,383
Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	47	48
Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	792	847
Cash and cash equivalents [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	213	254
Cash and cash equivalents [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	432	535
Cash and cash equivalents [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	180	220
Cash and cash equivalents [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	47
Cash and cash equivalents [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	33	34
Cash and cash equivalents [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	432	488
Cash and cash equivalents [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Cash and cash equivalents [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	87
Long duration fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	2,606
Long duration fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	13
Long duration fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	376
Long duration fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	74
Long duration fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	2,229
Long duration fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0
Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1
Intermediate (core) fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	64	119
Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	474	2,271
Intermediate (core) fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	4	10
Intermediate (core) fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	88	297
Intermediate (core) fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	60	109
Intermediate (core) fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	380	1,964
Intermediate (core) fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Intermediate (core) fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	6	10
High-yield fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	12	14
High-yield fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	377	408
High-yield fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	10	1
High-yield fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	12	14
High-yield fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	366	406
High-yield fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1	1
International fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	11	8
International fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	331	263
International fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	5	0
International fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	147	0
International fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	6	8
International fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	184	263
International fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Specialty fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		3
Specialty fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		95
Specialty fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		0
Specialty fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		0
Specialty fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		3
Specialty fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		95
Specialty fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		0
Specialty fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		0
Domestic large-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	70	83
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1,765	2,194
Domestic large-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	39	43
Domestic large-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1,163	1,323
Domestic large-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	31	40
Domestic large-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	600	867
Domestic large-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	2	4
Domestic mid-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	33	29
Domestic mid-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	547	392
Domestic mid-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	12	9
Domestic mid-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	364	263
Domestic mid-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	21	20
Domestic mid-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	183	129
Domestic mid-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	26	48
Domestic small-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	291	888
Domestic small-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	9	28
Domestic small-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	281	851
Domestic small-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	17	20
Domestic small-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	10	37
Domestic small-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
International stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	59	77
International stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	920	1,357
International stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	19	31
International stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	570	948
International stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	40	46
International stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	349	403
International stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
International stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1	6
Emerging market stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	19	23
Emerging market stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	574	700
Emerging market stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	19	23
Emerging market stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	574	700
Emerging market stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Real estate/timber[Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	15	15
Real estate/timber[Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	457	465
Real estate/timber[Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	3	3
Real estate/timber[Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	102	105
Real estate/timber[Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Real estate/timber[Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Real estate/timber[Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	12	12
Real estate/timber[Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	355	360
Multi-strategy hedge funds [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	8	10
Multi-strategy hedge funds [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	251	313
Multi-strategy hedge funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Multi-strategy hedge funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Multi-strategy hedge funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Multi-strategy hedge funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Multi-strategy hedge funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	8	10
Multi-strategy hedge funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	251	313
Private equity [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	4	4
Private equity [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	129	112
Private equity [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	4	4
Private equity [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	129	112
Other [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	25	24
Other [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	75	72
Other [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1	1
Other [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Other [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1	1
Other [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	29	31
Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	23	22
Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	$ 46	$ 41

Employee Benefits, Changes in Fair Value in Pension Plan And Other Benefits Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	$ 48	$ 32
Gross Realized Gain (Loss)	0	(9)
Gross Unrealized Gain (Loss)	0	8
Purchases, sales, issuances and settlements, net	(1)	17
Transfers into Level 3	0	0
Balance end of year	47	48
Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	847	836
Gross Realized Gain (Loss)	20	10
Gross Unrealized Gain (Loss)	34	34
Purchases, sales, issuances and settlements, net	(109)	(35)
Transfers into Level 3	0	2
Balance end of year	792	847
Long duration fixed income [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	0
Gross Realized Gain (Loss)	0
Gross Unrealized Gain (Loss)	0
Purchases, sales, issuances and settlements, net	1
Transfers into Level 3	0
Balance end of year	1
Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	10	9
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	1	2
Purchases, sales, issuances and settlements, net	(5)	(3)
Transfers into Level 3	0	2
Balance end of year	6	10
High-yield fixed income [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	1	0
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, issuances and settlements, net	0	1
Transfers into Level 3	0	0
Balance end of year	1	1
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	4	5
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	(1)	1
Purchases, sales, issuances and settlements, net	(1)	(2)
Transfers into Level 3	0	0
Balance end of year	2	4
International stocks [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	6	1
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	(1)	2
Purchases, sales, issuances and settlements, net	(4)	3
Transfers into Level 3	0	0
Balance end of year	1	6
Real estate/timber[Member] | Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	12	4
Gross Realized Gain (Loss)	0	(7)
Gross Unrealized Gain (Loss)	0	10
Purchases, sales, issuances and settlements, net	0	5
Transfers into Level 3	0	0
Balance end of year	12	12
Real estate/timber[Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	360	353
Gross Realized Gain (Loss)	10	(6)
Gross Unrealized Gain (Loss)	22	8
Purchases, sales, issuances and settlements, net	(37)	5
Transfers into Level 3	0	0
Balance end of year	355	360
Multi-strategy hedge funds [Member] | Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	10	5
Gross Realized Gain (Loss)	0	(1)
Gross Unrealized Gain (Loss)	0	(3)
Purchases, sales, issuances and settlements, net	(2)	9
Transfers into Level 3	0	0
Balance end of year	8	10
Multi-strategy hedge funds [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	313	339
Gross Realized Gain (Loss)	5	6
Gross Unrealized Gain (Loss)	(3)	12
Purchases, sales, issuances and settlements, net	(64)	(44)
Transfers into Level 3	0	0
Balance end of year	251	313
Private equity [Member] | Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	4	2
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	1
Purchases, sales, issuances and settlements, net	0	1
Transfers into Level 3	0	0
Balance end of year	4	4
Private equity [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	112	83
Gross Realized Gain (Loss)	1	1
Gross Unrealized Gain (Loss)	16	10
Purchases, sales, issuances and settlements, net	0	18
Transfers into Level 3	0	0
Balance end of year	129	112
Other [Member] | Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	22	21
Gross Realized Gain (Loss)	0	(1)
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, issuances and settlements, net	1	2
Transfers into Level 3	0	0
Balance end of year	23	22
Other [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	41	46
Gross Realized Gain (Loss)	4	9
Gross Unrealized Gain (Loss)	0	(1)
Purchases, sales, issuances and settlements, net	1	(13)
Transfers into Level 3	0	0
Balance end of year	$ 46	$ 41

Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services	$ 2,692	$ 2,370	$ 1,982
Contract services	1,407	1,642	1,088
Foreclosed assets	1,354	1,537	1,071
Operating losses	1,261	1,258	875
Outside data processing	935	1,046	1,027
Postage, stationery and supplies	942	944	933
Insurance Expense	$ 515	$ 464	$ 845

Income Taxes Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Other comprehensive income, Tax effect	$ 1,139,000,000	$ (1,291,000,000)	$ (5,904,000,000)
Net operating loss related to deferred tax assets	1,600,000,000
Credit carry forwards related to deferred tax assets	81,000,000
Undistributed Foreign Earnings	1,200,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	3,300,000,000
Unrecognized tax benefits related to income tax positions	1,700,000,000
Accrued interest and penalties	871,000,000	870,000,000
Recognized Interest and Penalties Expense	32,000,000	45,000,000
Other Deductible Dividends [Member]
Income Taxes (Textual) [Abstract]
Dividends	(57,000,000)	(33,000,000)	(29,000,000)
Income tax liability related to undistributed foreign earnings [Member]
Income Taxes (Textual) [Abstract]
Income tax liability related to undistributed foreign earnings	$ 339,000,000

Income Taxes, Components of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Expense (Benefit) [Abstract]
Federal	$ 3,352	$ 1,425	$ (3,952)
State and Local	468	548	(334)
Foreign	52	78	164
Total current	3,872	2,051	(4,122)
Deferred Income Tax Expense (Benefit) [Abstract]
Federal	3,088	4,060	8,709
State and Local	471	211	794
Foreign	14	16	(50)
Total deferred	3,573	4,287	9,453
Income tax expense	$ 7,445	$ 6,338	$ 5,331

Income Taxes, Deferred Tax Asset (Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of Deferred Tax Assets [Abstract]
Allowance for Loan Losses	$ 6,955	$ 8,157
Deferred Compensation and Employee Benefits	4,115	3,473
Accrued expenses	1,598	1,989
Purchased credit impaired loans	3,851	4,933
Basis difference in investments	2,104	2,598
Net operating loss and tax credit carry forwards	1,701	1,514
Other	402	1,891
Total deferred tax assets	20,726	24,555
Deferred tax assets valuation allowance	(918)	(711)
Components of Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(7,388)	(8,020)
Leasing	(4,344)	(3,703)
Mark to market, net	(4,027)	(5,161)
Intangible Assets	(2,608)	(3,322)
Net unrealized gain on securities available for sale	(2,619)	(3,243)
Other	(3,736)	(2,875)
Total deferred tax liabilities	(24,722)	(26,324)
Net deferred tax asset (liability)	$ (4,914)	$ (2,480)

Income Taxes, Effective Income Tax Expense and Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal income tax expense	$ 8,160	$ 6,545	$ 6,162
Statutory federal income tax expense rate	35.00%	35.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	730	586	468
State and local taxes on income, net of federal income tax benefit, rate	3.10%	3.10%	2.70%
Tax-exempt interest	(334)	(283)	(260)
Tax-exempt interest, rate	(1.40%)	(1.50%)	(1.50%)
Tax credits	(735)	(577)	(533)
Tax credits, rate	(3.20%)	(3.10%)	(3.00%)
Life insurance	(222)	(223)	(257)
Life insurance, rate	(1.00%)	(1.20%)	(1.50%)
Leveraged lease tax expense	272	461	400
Leveraged lease tax expense, rate	1.20%	2.50%	2.30%
Other	(179)	87	(396)
Other, rate	(0.70%)	0.40%	(2.30%)
Effective income tax expense	7,445	6,338	5,331
Effective income tax rate	31.90%	33.90%	30.30%
Excludable dividends [Member]
Change in tax rate resulting from:
Dividends	$ (247)	$ (258)	$ (253)
Dividends, rate	(1.10%)	(1.30%)	(1.40%)

Income Taxes, Change in Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,500	$ 4,921
Additions:
For tax positions related to the current year	279	579
For tax positions related to prior years	255	301
Reductions:
For tax positions related to prior years	(358)	(111)
Lapse of statute of limitations	(75)	(148)
Settlements with tax authorities	(596)	(42)
Balance at end of year	$ 5,005	$ 5,500

Earnings per Common Share Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic and Diluted Earnings per Common Share [Line Items]
Accelerated accretion			$ 1,900,000,000
Less: Preferred stock dividends and other	844,000,000	730,000,000	4,285,000,000
Series D Preferred Stock [Member]
Basic and Diluted Earnings per Common Share [Line Items]
Less: Preferred stock dividends and other			3,500,000,000
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Basic and Diluted Earnings per Common Share [Line Items]
Preferred stock dividends	844,000,000
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Basic and Diluted Earnings per Common Share [Line Items]
Preferred stock dividends		737,000,000
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Basic and Diluted Earnings per Common Share [Line Items]
Preferred stock dividends			$ 804,000,000

Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Common Share [Abstract]
Wells Fargo net income (loss)	$ 15,869	$ 12,362	$ 12,275
Less: Preferred stock dividends and other	844	730	4,285
Wells Fargo net income applicable to common stock (numerator)	$ 15,025	$ 11,632	$ 7,990
Earnings per common share
Average common shares outstanding (denominator)	5,278.1	5,226.8	4,545.2
Per share	$ 2.85	$ 2.23	$ 1.76
Diluted earnings per common share
Average common shares outstanding	5,278.1	5,226.8	4,545.2
Add: Stock options	24.2	28.3	17.2
Restricted share rights	21.1	8	0.3
Diluted average common shares outstanding (denominator)	5,323.4	5,263.1	4,562.7
Per share	$ 2.82	$ 2.21	$ 1.75
Stock Options [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	198.8	212.1	247.2
Warrants [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	39.4	66.9	110.3

Other Comprehensive Income, Components of Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Translation adjustments, before tax	$ (35)	$ 71	$ 118
Translation adjustments, tax effect	13	(26)	(45)
Translation adjustments, Net of tax	(24)	57	66
Securities available for sale:
Unrealized gains (losses) arising during the year, Before tax	(578)	2,611	15,998
Unrealized gains (losses) arising during the year, Tax effect	359	(1,134)	(5,972)
Unrealized gains (losses) arising during the year, Net of tax	(219)	1,477	10,026
Reclassification of gains included in net income, Before tax	(696)	77	(349)
Reclassification of gains included in net income, Tax effect	262	(29)	129
Reclassification of gains included in net income, Net of tax	(434)	48	(220)
Net unrealized gains (losses) arising during the year, Before tax	(1,274)	2,688	15,649
Net unrealized gains (losses) arising during the year, Tax effec	621	(1,163)	(5,843)
Securities available for sale, Net change	(663)	1,538	9,811
Derivatives and hedging activities:
Net unrealized gains arising during the year, Before tax	190	750	193
Net unrealized gains arising during the year, Tax effect	(85)	(282)	(86)
Net unrealized gains arising during the year, Net of tax	105	468	107
Reclassification of net gains on cash flow hedges included in net income, Before tax	(571)	(613)	(531)
Reclassification of net gains on cash flow hedges included in net income, Tax effect	217	234	203
Reclassification of net gains on cash flow hedges included in net income, Net of tax	(354)	(379)	(328)
Net unrealized gains (losses) arising during the year, Before tax	(381)	137	(338)
Net unrealized gains (losses) arising during the year, Tax effect	132	(48)	117
Derivatives and hedging activities, Net change	(249)	89	(221)
Defined benefit pension plans:
Net actuarial gains (losses), Before tax	(1,079)	20	222
Net actuarial gains (losses), Tax effect	411	(9)	(73)
Net actuarial gains (losses), Net of tax	(668)	11	149
Amortization of net actuarial loss and prior service cost included in net income, Before tax	99	104	184
Amortization of net actuarial loss and prior service cost included in net income, Tax effect	(38)	(45)	(60)
Amortization of net actuarial loss and prior service cost included in net income, Net of tax	61	59	124
Net gains (losses) arising during the year, Before tax	(980)	124	406
Net gains (losses) arising during the year, Tax effect	373	(54)	(133)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(607)	70	273
Other comprehensive income, Before tax	(2,670)	3,020	15,835
Other comprehensive income, Tax effect	1,139	(1,291)	(5,904)
Other comprehensive income, Net of tax	(1,531)	1,729	9,931
Total Wells Fargo stockholders' equity [Member]
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Translation adjustments, Net of tax	(22)	45	73
Securities available for sale:
Securities available for sale, Net change	(653)	1,525	9,806
Derivatives and hedging activities:
Derivatives and hedging activities, Net change	(249)	89	(221)
Defined benefit pension plans:
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ (607)	$ 70	$ 273

Other Comprehensive Income, Cumulative OCI Balances (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative other comprehensive income, Translation adjustments	$ 90	$ 112	$ 67	$ (6)
Cumulative other comprehensive income, Securities available for sale	4,413	5,066	3,541	(6,212)
Cumulative other comprehensive income, Derivatives and hedging activities	490	739	650	871
Cumulative other comprehensive income, Defined benefit pension plans	(1,786)	(1,179)	(1,249)	(1,522)
Cumulative other comprehensive income	3,207	4,738	3,009	(6,869)
Translation adjustments, net change	(24)	57	66
Securities available for sale, Net change	(663)	1,538	9,811
Derivatives and hedging activities, Net change	(249)	89	(221)
Cumulative other comprehensive income, Defined benefit pension plans, Net change	(607)	70	273
Cumulative other comprehensive income, Net change	(1,531)	1,729	9,931
Cumulative other comprehensive income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities			(53)	(53)
Translation adjustments, net change	(22)	45	73
Securities available for sale, Net change	(653)	1,525	9,806
Derivatives and hedging activities, Net change	(249)	89	(221)
Cumulative other comprehensive income, Defined benefit pension plans, Net change	$ (607)	$ 70	$ 273

Operating Segment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financial Information of Operating Segment [Abstract]
Net interest income	$ 42,763,000,000	$ 44,757,000,000	$ 46,324,000,000
Provision for credit losses	7,899,000,000	15,753,000,000	21,668,000,000	15,979,000,000	4,939,000,000
Noninterest income	38,185,000,000	40,453,000,000	42,362,000,000
Total noninterest expense	49,393,000,000	50,456,000,000	49,020,000,000
Income (loss) before income tax expense (benefit)	23,656,000,000	19,001,000,000	17,998,000,000
Income tax expense (benefit)	7,445,000,000	6,338,000,000	5,331,000,000
Net income (loss) before noncontrolling interests	16,211,000,000	12,663,000,000	12,667,000,000
Less: Net income from noncontrolling interests	342,000,000	301,000,000	392,000,000
Net income (loss)	15,869,000,000	12,362,000,000	12,275,000,000
Average loans	757,100,000,000	770,600,000,000
Average assets	1,270,300,000,000	1,226,900,000,000
Average core deposits	826,700,000,000	772,000,000,000
Operating Segment (Textual) [Abstract]
Annual sales of wholesale banking businesses	in excess of $20 million
Annual sales of small business community banking customers	up to $20 million
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	29,580,000,000	31,885,000,000	34,795,000,000
Provision for credit losses	8,001,000,000	13,807,000,000	17,866,000,000
Noninterest income	21,124,000,000	22,604,000,000	25,651,000,000
Total noninterest expense	29,234,000,000	30,071,000,000	29,928,000,000
Income (loss) before income tax expense (benefit)	13,469,000,000	10,611,000,000	12,652,000,000
Income tax expense (benefit)	4,072,000,000	3,347,000,000	3,443,000,000
Net income (loss) before noncontrolling interests	9,397,000,000	7,264,000,000	9,209,000,000
Less: Net income from noncontrolling interests	317,000,000	274,000,000	331,000,000
Net income (loss)	9,080,000,000	6,990,000,000	8,878,000,000
Average loans	498,100,000,000	530,100,000,000
Average assets	755,700,000,000	772,400,000,000
Average core deposits	556,200,000,000	536,400,000,000
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	11,714,000,000	11,474,000,000	10,222,000,000
Provision for credit losses	(109,000,000)	1,920,000,000	3,648,000,000
Noninterest income	9,952,000,000	10,951,000,000	10,411,000,000
Total noninterest expense	11,194,000,000	11,269,000,000	10,799,000,000
Income (loss) before income tax expense (benefit)	10,581,000,000	9,236,000,000	6,186,000,000
Income tax expense (benefit)	3,525,000,000	3,315,000,000	2,217,000,000
Net income (loss) before noncontrolling interests	7,056,000,000	5,921,000,000	3,969,000,000
Less: Net income from noncontrolling interests	19,000,000	20,000,000	35,000,000
Net income (loss)	7,037,000,000	5,901,000,000	3,934,000,000
Average loans	249,100,000,000	230,500,000,000
Average assets	428,100,000,000	373,800,000,000
Average core deposits	202,100,000,000	170,000,000,000
Wealth Brokerage and Retirement [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	2,855,000,000	2,707,000,000	2,407,000,000
Provision for credit losses	170,000,000	334,000,000	460,000,000
Noninterest income	9,333,000,000	9,023,000,000	8,358,000,000
Total noninterest expense	9,935,000,000	9,768,000,000	9,426,000,000
Income (loss) before income tax expense (benefit)	2,083,000,000	1,628,000,000	879,000,000
Income tax expense (benefit)	789,000,000	616,000,000	324,000,000
Net income (loss) before noncontrolling interests	1,294,000,000	1,012,000,000	555,000,000
Less: Net income from noncontrolling interests	6,000,000	7,000,000	26,000,000
Net income (loss)	1,288,000,000	1,005,000,000	529,000,000
Average loans	43,000,000,000	43,000,000,000
Average assets	152,200,000,000	139,300,000,000
Average core deposits	130,400,000,000	121,200,000,000
Other Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(1,386,000,000)	(1,309,000,000)	(1,100,000,000)
Provision for credit losses	(163,000,000)	(308,000,000)	(306,000,000)
Noninterest income	(2,224,000,000)	(2,125,000,000)	(2,058,000,000)
Total noninterest expense	(970,000,000)	(652,000,000)	(1,133,000,000)
Income (loss) before income tax expense (benefit)	(2,477,000,000)	(2,474,000,000)	(1,719,000,000)
Income tax expense (benefit)	(941,000,000)	(940,000,000)	(653,000,000)
Net income (loss) before noncontrolling interests	(1,536,000,000)	(1,534,000,000)	(1,066,000,000)
Less: Net income from noncontrolling interests	0	0	0
Net income (loss)	(1,536,000,000)	(1,534,000,000)	(1,066,000,000)
Average loans	(33,100,000,000)	(33,000,000,000)
Average assets	(65,700,000,000)	(58,600,000,000)
Average core deposits	$ (62,000,000,000)	$ (55,600,000,000)

Condensed Consolidating Financial Statements, Income Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	$ 37,247	$ 39,760	$ 41,589
Interest income from subsidiaries	0	0	0
Other interest income	12,165	13,036	14,685
Total interest income	49,412	52,796	56,274
Deposits	2,275	2,832	3,774
Short-term borrowings	80	92	222
Long-term debt	3,978	4,888	5,782
Other interest expense	316	227	172
Total interest expense	6,649	8,039	9,950
Net interest income	42,763	44,757	46,324
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Net interest income after provision for credit losses	34,864	29,004	24,656
Noninterest income
Fee income - nonaffiliates	23,430	23,492	22,963
Other	14,755	16,961	19,399
Total noninterest income	38,185	40,453	42,362
Noninterest expense
Salaries and benefits	27,667	27,212	26,467
Other	21,726	23,244	22,553
Total noninterest expense	49,393	50,456	49,020
Income (loss) before income tax expense (benefit)	23,656	19,001	17,998
Income tax expense (benefit)	7,445	6,338	5,331
Equity in undistributed income of subsidiaries	0	0	0
Net income (loss) before noncontrolling interests	16,211	12,663	12,667
Less: Net income from noncontrolling interests	342	301	392
Wells Fargo net income (loss)	15,869	12,362	12,275
Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Wells Fargo & Company [Member]
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	0	0	0
Interest income from subsidiaries	914	1,375	2,126
Other interest income	242	304	424
Total interest income	12,842	14,596	10,052
Deposits	0	0	0
Short-term borrowings	209	277	174
Long-term debt	2,469	2,910	3,391
Other interest expense	8	2	0
Total interest expense	2,686	3,189	3,565
Net interest income	10,156	11,407	6,487
Provision for credit losses	0	0	0
Net interest income after provision for credit losses	10,156	11,407	6,487
Noninterest income
Fee income - nonaffiliates	0	0	0
Other	460	363	738
Total noninterest income	460	363	738
Noninterest expense
Salaries and benefits	(60)	143	320
Other	137	1,192	521
Total noninterest expense	77	1,335	841
Income (loss) before income tax expense (benefit)	10,539	10,435	6,384
Income tax expense (benefit)	(584)	(749)	(164)
Equity in undistributed income of subsidiaries	4,746	1,178	5,727
Net income (loss) before noncontrolling interests	15,869	12,362	12,275
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income (loss)	15,869	12,362	12,275
Wells Fargo & Company [Member] | Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	11,546	12,896	6,974
Wells Fargo & Company [Member] | Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	140	21	528
Wells Fargo Financial, Inc. [Member]
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	2,157	2,674	3,467
Interest income from subsidiaries	0	0	0
Other interest income	109	116	111
Total interest income	2,266	2,790	3,578
Deposits	0	0	0
Short-term borrowings	62	46	38
Long-term debt	552	963	1,305
Other interest expense	0	0	0
Total interest expense	614	1,009	1,343
Net interest income	1,652	1,781	2,235
Provision for credit losses	1,181	1,064	1,901
Net interest income after provision for credit losses	471	717	334
Noninterest income
Fee income - nonaffiliates	110	107	148
Other	187	145	169
Total noninterest income	297	252	317
Noninterest expense
Salaries and benefits	95	150	129
Other	652	632	711
Total noninterest expense	747	782	840
Income (loss) before income tax expense (benefit)	21	187	(189)
Income tax expense (benefit)	28	62	(86)
Equity in undistributed income of subsidiaries	0	0	0
Net income (loss) before noncontrolling interests	(7)	125	(103)
Less: Net income from noncontrolling interests	0	0	1
Wells Fargo net income (loss)	(7)	125	(104)
Wells Fargo Financial, Inc. [Member] | Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Wells Fargo Financial, Inc. [Member] | Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Other consolidating subsidiaries [Member]
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	35,367	37,404	38,140
Interest income from subsidiaries	0	14	0
Other interest income	11,814	12,616	14,150
Total interest income	47,181	50,034	52,290
Deposits	2,275	2,832	3,774
Short-term borrowings	487	586	782
Long-term debt	1,470	1,905	2,458
Other interest expense	308	225	172
Total interest expense	4,540	5,548	7,186
Net interest income	42,641	44,486	45,104
Provision for credit losses	6,718	14,689	19,767
Net interest income after provision for credit losses	35,923	29,797	25,337
Noninterest income
Fee income - nonaffiliates	23,320	23,385	22,815
Other	14,739	17,111	19,135
Total noninterest income	38,059	40,496	41,950
Noninterest expense
Salaries and benefits	27,632	26,919	26,018
Other	21,568	22,078	21,964
Total noninterest expense	49,200	48,997	47,982
Income (loss) before income tax expense (benefit)	24,782	21,296	19,305
Income tax expense (benefit)	8,001	7,025	5,581
Equity in undistributed income of subsidiaries	0	0	0
Net income (loss) before noncontrolling interests	16,781	14,271	13,724
Less: Net income from noncontrolling interests	342	301	391
Wells Fargo net income (loss)	16,439	13,970	13,333
Other consolidating subsidiaries [Member] | Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Other consolidating subsidiaries [Member] | Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Eliminations [Member]
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	(277)	(318)	(18)
Interest income from subsidiaries	(914)	(1,389)	(2,126)
Other interest income	0	0	0
Total interest income	(12,877)	(14,624)	(9,646)
Deposits	0	0	0
Short-term borrowings	(678)	(817)	(772)
Long-term debt	(513)	(890)	(1,372)
Other interest expense	0	0	0
Total interest expense	(1,191)	(1,707)	(2,144)
Net interest income	(11,686)	(12,917)	(7,502)
Provision for credit losses	0	0	0
Net interest income after provision for credit losses	(11,686)	(12,917)	(7,502)
Noninterest income
Fee income - nonaffiliates	0	0	0
Other	(631)	(658)	(643)
Total noninterest income	(631)	(658)	(643)
Noninterest expense
Salaries and benefits	0	0	0
Other	(631)	(658)	(643)
Total noninterest expense	(631)	(658)	(643)
Income (loss) before income tax expense (benefit)	(11,686)	(12,917)	(7,502)
Income tax expense (benefit)	0	0	0
Equity in undistributed income of subsidiaries	(4,746)	(1,178)	(5,727)
Net income (loss) before noncontrolling interests	(16,432)	(14,095)	(13,229)
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income (loss)	(16,432)	(14,095)	(13,229)
Eliminations [Member] | Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	(11,546)	(12,896)	(6,974)
Eliminations [Member] | Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	$ (140)	$ (21)	$ (528)

Condensed Consolidating Financial Statements, Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Securities available for sale	$ 222,613		$ 172,654
Mortgages and loans held for sale	49,695		53,053
Loans	769,631		757,267		782,770	864,830	382,195
Allowance for loan losses	(19,372)		(23,022)		(24,516)	(21,013)	(5,307)
Net loans	750,259		734,245
Other assets	227,493		201,495
Total assets	1,313,867	[1]	1,258,128	[1]
Liabilities and equity
Deposits	920,070		847,942
Short-term borrowings	49,091		55,401		38,966
Accrued expenses and other liabilities	77,665		69,913
Long-term debt	125,354		156,983
Indebtedness to subsidiaries	0		0
Total liabilities	1,172,180	[2]	1,130,239	[2]
Parent, WFFI, other and Wells Fargo stockholders' equity	140,241		126,408
Noncontrolling interests	1,446		1,481
Total equity	141,687		127,889		114,359	102,316
Total liabilities and equity	1,313,867		1,258,128
Bank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Nonbank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Subsidiary banks [Member]
Assets
Cash and cash equivalents	0		0
Nonaffiliates [Member]
Assets
Cash and cash equivalents	63,807		96,681
Wells Fargo & Company [Member]
Assets
Securities available for sale	7,427		2,368
Mortgages and loans held for sale	0		0
Loans	6		7
Allowance for loan losses	0		0
Net loans	50,878		57,274
Other assets	7,573		8,363
Total assets	237,669		247,025
Liabilities and equity
Deposits	0		0
Short-term borrowings	759		2,412
Accrued expenses and other liabilities	7,052		6,819
Long-term debt	77,613		99,745
Indebtedness to subsidiaries	12,004		11,641
Total liabilities	97,428		120,617
Parent, WFFI, other and Wells Fargo stockholders' equity	140,241		126,408
Noncontrolling interests	0		0
Total equity	140,241		126,408
Total liabilities and equity	237,669		247,025
Wells Fargo & Company [Member] | Bank [Member]
Assets
Loans to subsidiaries	3,885		3,885
Investments in subsidiaries	135,155		133,867
Wells Fargo & Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	46,987		53,382
Investments in subsidiaries	17,294		14,904
Wells Fargo & Company [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	19,312		30,240
Wells Fargo & Company [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	30		9
Wells Fargo Financial, Inc. [Member]
Assets
Securities available for sale	1,670		2,742
Mortgages and loans held for sale	0		0
Loans	26,735		30,329
Allowance for loan losses	(1,775)		(1,709)
Net loans	24,960		28,620
Other assets	1,255		1,316
Total assets	28,451		33,044
Liabilities and equity
Deposits	0		0
Short-term borrowings	15,503		14,490
Accrued expenses and other liabilities	1,603		1,685
Long-term debt	9,746		15,240
Indebtedness to subsidiaries	0		0
Total liabilities	26,852		31,415
Parent, WFFI, other and Wells Fargo stockholders' equity	1,599		1,618
Noncontrolling interests	0		11
Total equity	1,599		1,629
Total liabilities and equity	28,451		33,044
Wells Fargo Financial, Inc. [Member] | Bank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Wells Fargo Financial, Inc. [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Wells Fargo Financial, Inc. [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	211		154
Wells Fargo Financial, Inc. [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	355		212
Other consolidating subsidiaries [Member]
Assets
Securities available for sale	213,516		167,544
Mortgages and loans held for sale	49,695		53,053
Loans	759,794		742,807
Allowance for loan losses	(17,597)		(21,313)
Net loans	742,197		721,494
Other assets	219,945		192,821
Total assets	1,288,775		1,231,372
Liabilities and equity
Deposits	939,593		878,336
Short-term borrowings	79,682		86,523
Accrued expenses and other liabilities	70,290		62,414
Long-term debt	46,914		55,476
Indebtedness to subsidiaries	0		0
Total liabilities	1,136,479		1,082,749
Parent, WFFI, other and Wells Fargo stockholders' equity	150,850		147,153
Noncontrolling interests	1,446		1,470
Total equity	152,296		148,623
Total liabilities and equity	1,288,775		1,231,372
Other consolidating subsidiaries [Member] | Bank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Other consolidating subsidiaries [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Other consolidating subsidiaries [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	0		0
Other consolidating subsidiaries [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	63,422		96,460
Eliminations [Member]
Assets
Securities available for sale	0		0
Mortgages and loans held for sale	0		0
Loans	(16,904)		(15,876)
Allowance for loan losses	0		0
Net loans	(67,776)		(73,143)
Other assets	(1,280)		(1,005)
Total assets	(241,028)		(253,313)
Liabilities and equity
Deposits	(19,523)		(30,394)
Short-term borrowings	(46,853)		(48,024)
Accrued expenses and other liabilities	(1,280)		(1,005)
Long-term debt	(8,919)		(13,478)
Indebtedness to subsidiaries	(12,004)		(11,641)
Total liabilities	(88,579)		(104,542)
Parent, WFFI, other and Wells Fargo stockholders' equity	(152,449)		(148,771)
Noncontrolling interests	0		0
Total equity	(152,449)		(148,771)
Total liabilities and equity	(241,028)		(253,313)
Eliminations [Member] | Bank [Member]
Assets
Loans to subsidiaries	(3,885)		(3,885)
Investments in subsidiaries	(135,155)		(133,867)
Eliminations [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	(46,987)		(53,382)
Investments in subsidiaries	(17,294)		(14,904)
Eliminations [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	(19,523)		(30,394)
Eliminations [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	$ 0		$ 0

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.

Condensed Consolidating Financial Statements, Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net cash provided (used) by operating activities	$ 13,665	$ 18,772	$ 28,613
Cash flows from investing activities:
Sales proceeds	23,062	8,668	53,038
Prepayments and maturities	52,618	47,919	38,811
Purchases	(121,235)	(53,466)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(35,686)	15,869	52,240
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,555	6,517	6,162
Purchases (including participations) of loans by banking subsidiaries	(8,878)	(2,297)	(3,363)
Principal collected on nonbank entities' loans	9,782	15,560	14,428
Loans originated by nonbank entities	(7,522)	(10,836)	(9,961)
Net repayments from (advances to) subsidiaries	0	0	0
Capital notes and term loans made to subsidiaries	0	0	0
Principal collected on notes/loans made to subsidiaries	0	0	0
Net decrease (increase) in investment in subsidiaries	0	0	0
Net cash paid for acquisitions	(353)	(36)	(138)
Other investing activities, net	46,613	(31,573)	15,853
Net cash provided (used) by investing activities	(35,044)	(3,675)	71,785
Cash flows from financing activities:
Net change in deposits	72,128	23,924	42,473
Net change in short-term borrowings	(6,231)	11,308	(69,108)
Long-term debt:
Proceeds from issuance	11,687	3,489	8,396
Repayment	(50,555)	(63,317)	(66,260)
Preferred stock:
Proceeds from issuance	2,501	0	0
Cash dividends paid	(844)	(737)	(2,178)
Redeemed	0	0	(25,000)
Common stock warrants repurchased	(2)	(545)	0
Common stock:
Proceeds from issuance	1,296	1,375	21,976
Repurchased	(2,416)	(91)	(220)
Cash dividends paid	(2,537)	(1,045)	(2,125)
Excess tax benefits related to stock option payments	79	98	18
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	(4,500)
Other	(331)	(592)	(553)
Other, net	0	0	0
Net cash provided (used) by financing activities	24,775	(26,133)	(97,081)
Net change in cash and due from banks	3,396	(11,036)	3,317
Cash and due from banks at beginning of year	16,044	27,080	23,763
Cash and due from banks at end of year	19,440	16,044	27,080
Wells Fargo & Company [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities	15,049	14,180	7,356
Cash flows from investing activities:
Sales proceeds	11,459	2,441	1,184
Prepayments and maturities	0	0	0
Purchases	(16,487)	(119)	(463)
Loans:
Loans originated by banking subsidiaries, net of principal collected	0	0	0
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	0	0	0
Purchases (including participations) of loans by banking subsidiaries	0	0	0
Principal collected on nonbank entities' loans	0	0	0
Loans originated by nonbank entities	0	0	0
Net repayments from (advances to) subsidiaries	1,318	(5,485)	11,369
Capital notes and term loans made to subsidiaries	(1,340)	0	(497)
Principal collected on notes/loans made to subsidiaries	5,779	11,282	12,979
Net decrease (increase) in investment in subsidiaries	(610)	1,198	(1,382)
Net cash paid for acquisitions	0	0	0
Other investing activities, net	230	15	22,513
Net cash provided (used) by investing activities	349	9,332	45,703
Cash flows from financing activities:
Net change in deposits	0	0	0
Net change in short-term borrowings	(242)	1,860	(19,100)
Long-term debt:
Proceeds from issuance	7,058	1,789	8,297
Repayment	(31,198)	(23,281)	(22,931)
Preferred stock:
Proceeds from issuance	2,501	0	0
Cash dividends paid	(844)	(737)	(2,178)
Redeemed	0	0	(25,000)
Common stock warrants repurchased	(2)	(545)	0
Common stock:
Proceeds from issuance	1,296	1,375	21,976
Repurchased	(2,416)	(91)	(220)
Cash dividends paid	(2,537)	(1,045)	(2,125)
Excess tax benefits related to stock option payments	79	98	18
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	0
Other	0	0	0
Other, net	0	0	(140)
Net cash provided (used) by financing activities	(26,305)	(20,577)	(41,403)
Net change in cash and due from banks	(10,907)	2,935	11,656
Cash and due from banks at beginning of year	30,249	27,314	15,658
Cash and due from banks at end of year	19,342	30,249	27,314
Wells Fargo Financial, Inc. [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities	1,563	1,774	1,655
Cash flows from investing activities:
Sales proceeds	1,946	796	925
Prepayments and maturities	294	229	290
Purchases	(1,086)	(1,037)	(1,667)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(596)	(206)	(981)
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	0	0	0
Purchases (including participations) of loans by banking subsidiaries	0	0	0
Principal collected on nonbank entities' loans	9,984	10,829	11,119
Loans originated by nonbank entities	(7,520)	(6,336)	(5,523)
Net repayments from (advances to) subsidiaries	(81)	(842)	(138)
Capital notes and term loans made to subsidiaries	0	0	(1,000)
Principal collected on notes/loans made to subsidiaries	0	0	0
Net decrease (increase) in investment in subsidiaries	0	0	0
Net cash paid for acquisitions	0	0	0
Other investing activities, net	210	64	355
Net cash provided (used) by investing activities	3,151	3,497	3,380
Cash flows from financing activities:
Net change in deposits	0	0	0
Net change in short-term borrowings	1,013	4,118	2,158
Long-term debt:
Proceeds from issuance	513	0	1,347
Repayment	(6,029)	(9,478)	(8,508)
Preferred stock:
Proceeds from issuance	0	0	0
Cash dividends paid	0	0	0
Redeemed	0	0	0
Common stock warrants repurchased	0	0	0
Common stock:
Proceeds from issuance	0	0	0
Repurchased	0	0	0
Cash dividends paid	0	0	0
Excess tax benefits related to stock option payments	0	0	0
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	0
Other	(11)	1	(4)
Other, net	0	0	0
Net cash provided (used) by financing activities	(4,514)	(5,359)	(5,007)
Net change in cash and due from banks	200	(88)	28
Cash and due from banks at beginning of year	366	454	426
Cash and due from banks at end of year	566	366	454
Other consolidating subsidiaries/eliminations [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities	(2,947)	2,818	19,602
Cash flows from investing activities:
Sales proceeds	9,657	5,431	50,929
Prepayments and maturities	52,324	47,690	38,521
Purchases	(103,662)	(52,310)	(93,155)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(35,090)	16,075	53,221
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,555	6,517	6,162
Purchases (including participations) of loans by banking subsidiaries	(8,878)	(2,297)	(3,363)
Principal collected on nonbank entities' loans	(202)	4,731	3,309
Loans originated by nonbank entities	(2)	(4,500)	(4,438)
Net repayments from (advances to) subsidiaries	(1,237)	6,327	(11,231)
Capital notes and term loans made to subsidiaries	1,340	0	1,497
Principal collected on notes/loans made to subsidiaries	(5,779)	(11,282)	(12,979)
Net decrease (increase) in investment in subsidiaries	610	(1,198)	1,382
Net cash paid for acquisitions	(353)	(36)	(138)
Other investing activities, net	46,173	(31,652)	(7,015)
Net cash provided (used) by investing activities	(38,544)	(16,504)	22,702
Cash flows from financing activities:
Net change in deposits	72,128	23,924	42,473
Net change in short-term borrowings	(7,002)	5,330	(52,166)
Long-term debt:
Proceeds from issuance	4,116	1,700	(1,248)
Repayment	(13,328)	(30,558)	(34,821)
Preferred stock:
Proceeds from issuance	0	0	0
Cash dividends paid	0	0	0
Redeemed	0	0	0
Common stock warrants repurchased	0	0	0
Common stock:
Proceeds from issuance	0	0	0
Repurchased	0	0	0
Cash dividends paid	0	0	0
Excess tax benefits related to stock option payments	0	0	0
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	(4,500)
Other	(320)	(593)	(549)
Other, net	0	0	140
Net cash provided (used) by financing activities	55,594	(197)	(50,671)
Net change in cash and due from banks	14,103	(13,883)	(8,367)
Cash and due from banks at beginning of year	(14,571)	(688)	7,679
Cash and due from banks at end of year	$ (468)	$ (14,571)	$ (688)

Regulatory and Agency Capital Requirements (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Series I - 5.80% Fixed-to-Floating Class A Preferred Stock [Member]	Dec. 31, 2011 Wells Fargo & Company [Member]	Dec. 31, 2010 Wells Fargo & Company [Member]	Dec. 31, 2011 Wells Fargo Bank, NA [Member]	Dec. 31, 2010 Wells Fargo Bank, NA [Member]
Regulatory And Agency Capital Requirements [Abstract]
Tier 1 capital, amounts						$ 114,000,000,000	$ 109,400,000,000	$ 92,600,000,000	$ 90,200,000,000
Total capital, amounts						148,500,000,000	147,100,000,000	117,900,000,000	117,100,000,000
Risk Weighted Assets						1,005,600,000,000	980,000,000,000	923,200,000,000	895,200,000,000
Adjusted Average Assets						1,262,600,000,000	1,189,500,000,000	1,115,400,000,000	1,057,700,000,000
Tier 1 capital ratio						11.33%	11.16%	10.03%	10.07%
Total capital ratio						14.76%	15.01%	12.77%	13.09%
Tier 1 leverage capital ratio						9.03%	9.19%	8.30%	8.52%
Tier 1 capital ratio required to be well capitalized	6.00%	6.00%
Total capital ratio required to be well capitalized	10.00%	10.00%
Tier 1 leverage capital ratio required to be well capitalized	5.00%	5.00%
Tier 1 capital ratio required for capital adequacy purposes	4.00%	4.00%
Total capital ratio required for capital adequacy purposes	8.00%	8.00%
Tier 1 leverage capital ratio required for capital adequacy purposes	4.00%	4.00%
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Trust preferred and perpetual preferred purchase securities included in Tier 1 capital	7,500,000,000
Minimum leverage ratio for banking organizations	3.00%
Trust preferred securities redeemed			5,800,000,000	9,200,000,000
Preferred stock, issued	$ 2,501,000,000				$ 2,501,000,000